UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 71.7%
Advertising Agencies - 0.2%

Omnicom Group, Inc.#	3,960	$301,871

Advertising Sales - 0.0%

JCDecaux SA	1,196	46,433

Aerospace/Defense - 0.8%

AeroVironment, Inc.†	314	15,612
BAE Systems PLC	12,640	100,127
Boeing Co.	2,334	845,398
Cubic Corp.	1,114	68,399
Dassault Aviation SA	36	62,472
General Dynamics Corp.	782	173,956
Kawasaki Heavy Industries, Ltd.	1,900	69,127
Lockheed Martin Corp.	193	68,021
Saab AB, Series B	1,045	47,466

		1,450,578

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	2,245	95,592
Aerojet Rocketdyne Holdings, Inc.†	938	25,326
Harris Corp.	58	9,057
Kaman Corp.	1,867	114,298
L3 Technologies, Inc.	727	150,889
Moog, Inc., Class A†	1,248	104,620
Triumph Group, Inc.#	3,210	89,719

		589,501

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	227	9,362
Monsanto Co.	44	5,428

		14,790

Agricultural Operations - 0.1%

Andersons, Inc.	2,050	71,852
Archer-Daniels-Midland Co.	632	26,241

		98,093

Airlines - 0.3%

Air France-KLM†	4,423	52,216
Allegiant Travel Co.#	381	63,360
American Airlines Group, Inc.#	254	13,780
Copa Holdings SA, Class A	354	48,133
Delta Air Lines, Inc.	1,619	87,264
Hawaiian Holdings, Inc.	3,142	113,112
JetBlue Airways Corp.†	191	4,021
SkyWest, Inc.	3,070	168,236
Southwest Airlines Co.	197	11,394

		561,516

Airport Development/Maintenance - 0.1%

Flughafen Zurich AG	295	70,216
Fraport AG Frankfurt Airport Services Worldwide	582	59,511

		129,727

Apparel Manufacturers - 0.3%

Christian Dior SE	140	52,047
Matsuoka Corp.†	5,000	177,178
Michael Kors Holdings, Ltd.†	233	14,663
Moncler SpA	2,725	94,923
Oxford Industries, Inc.	1,176	93,986
Ralph Lauren Corp.	114	12,066

		444,863

Appliances - 0.1%

iRobot Corp.†#	360	24,462
SEB SA	383	78,309

		102,771

Applications Software - 1.9%

CDK Global, Inc.	3,368	231,314
Ebix, Inc.#	262	21,995
Intuit, Inc.	3,645	608,205
Microsoft Corp.	4,864	456,097
Progress Software Corp.	582	27,278
PTC, Inc.†	1,348	99,429
Red Hat, Inc.†	671	98,905
salesforce.com, Inc.†	6,002	697,733
ServiceNow, Inc.†#	5,336	859,149
Tableau Software, Inc., Class A†#	1,598	130,509

		3,230,614

Athletic Equipment - 0.1%

Amer Sports Oyj	1,854	56,020
Vista Outdoor, Inc.†	3,987	68,696

		124,716

Audio/Video Products - 0.2%

Sony Corp.	6,900	347,558
Universal Electronics, Inc.†#	993	49,153

		396,711

Auto Repair Centers - 0.1%

Monro, Inc.#	1,994	101,495

Auto-Cars/Light Trucks - 0.5%

Fiat Chrysler Automobiles NV†	3,407	72,336
Suzuki Motor Corp.	6,100	348,656
Toyota Motor Corp.	7,600	511,969

		932,961

Auto-Heavy Duty Trucks - 0.2%

Isuzu Motors, Ltd.	21,800	341,483

Auto-Truck Trailers - 0.0%

Wabash National Corp.#	2,576	56,286

Auto/Truck Parts & Equipment-Original - 0.8%

Allison Transmission Holdings, Inc.	6,215	246,301
American Axle & Manufacturing Holdings, Inc.†	5,935	87,601
Aptiv PLC	91	8,311
BorgWarner, Inc.	688	33,767
Cooper-Standard Holding, Inc.†	916	111,605
Gentherm, Inc.†	2,189	67,421
Georg Fischer AG	64	93,132
Koito Manufacturing Co., Ltd.	4,600	317,441
Lear Corp.	653	121,830
Plastic Omnium SA	1,002	46,975
Rheinmetall AG	681	90,125
Schaeffler AG (Preference Shares)	2,647	43,071
Superior Industries International, Inc.	2,027	29,290
Titan International, Inc.	2,618	33,668
Visteon Corp.†	195	24,149

		1,354,687

Auto/Truck Parts & Equipment-Replacement - 0.1%

Dorman Products, Inc.†	1,036	71,484
Standard Motor Products, Inc.	1,116	52,073

		123,557

B2B/E-Commerce - 0.0%

ePlus, Inc.†	225	17,224

Banks-Commercial - 7.3%

ABN AMRO Group NV CVA*	5,149	160,441
Agricultural Bank of China, Ltd.	102,000	55,974
AIB Group PLC	16,706	109,375
Ameris Bancorp	1,473	78,290
Associated Banc-Corp.	1,437	35,494
Banco Bilbao Vizcaya Argentaria SA	41,301	344,998
Banco de Sabadell SA	71,795	150,046
BancorpSouth Bank	704	22,176
Bank Central Asia Tbk PT	576,900	969,115
Bank Danamon Indonesia Tbk PT	216,500	103,391
Bank Mandiri Persero Tbk PT	1,110,600	668,068
Bank Negara Indonesia Persero Tbk PT	341,400	240,191
Bank of Hawaii Corp.#	369	30,262
Bank of Ireland Group PLC†	14,346	134,420
Bank of Montreal	5,221	396,457
Bank of the Ozarks	587	29,285
Bank Rakyat Indonesia Persero Tbk PT	2,885,000	789,519
Bankia SA	1,649	7,851
Banner Corp.	1,520	84,026
Barclays Africa Group, Ltd.	735	12,256
BB&T Corp.	9,494	515,999
BPER Banca#	6,724	39,650
CaixaBank SA	18,671	90,718
Cathay General Bancorp, Class B	622	25,539
Central Pacific Financial Corp.	1,125	31,354
Chemical Financial Corp.	608	33,556
Chiba Bank, Ltd.	16,000	131,619
CIT Group, Inc.	2,729	144,773
City Holding Co.	129	8,691
Columbia Banking System, Inc.	2,637	110,174
Commerce Bancshares, Inc.	247	14,269
Commerzbank AG†	3,503	54,244
Community Bank System, Inc.#	2,872	153,106
Cullen/Frost Bankers, Inc.	471	48,979
Customers Bancorp, Inc.†	2,036	59,736
CVB Financial Corp.	3,896	89,608
Danske Bank A/S	4,019	161,116
DNB ASA	6,545	128,479
East West Bancorp, Inc.	2,035	133,394
Erste Group Bank AG	3,726	189,238
Fidelity Southern Corp.	3,425	77,097
FinecoBank Banca Fineco SpA	6,140	75,362
First BanCorp./Puerto Rico†	13,436	81,019
First Commonwealth Financial Corp.	2,751	38,431
First Financial Bancorp	3,985	108,392
First Financial Bankshares, Inc.#	2,108	96,968
First Horizon National Corp.	1,449	27,603
First Midwest Bancorp, Inc.	6,077	147,185
FNB Corp.	7	98
Fulton Financial Corp.	1,423	25,756
Glacier Bancorp, Inc.#	2,554	99,351
Great Western Bancorp, Inc.	3,668	149,985
Hancock Holding Co.	708	36,604
Hanmi Financial Corp.	1,263	38,585
Home BancShares, Inc.	1,070	24,599
HomeStreet, Inc.†	1,956	56,137
Hope Bancorp, Inc.	8,154	147,261
Independent Bank Corp./Massachusetts	1,068	74,119
ING Groep NV	32,137	563,407
International Bancshares Corp.	448	17,315
Intesa Sanpaolo SpA	118,985	446,858
Intesa Sanpaolo SpA RSP	27,456	109,680
Jyske Bank A/S	1,112	65,510
KBC Group NV	2,615	245,938
Komercni Banka AS	1,179	52,256
LegacyTexas Financial Group, Inc.	754	31,585
M&T Bank Corp.	2,790	529,654
MB Financial, Inc.	606	24,852
NBT Bancorp, Inc.	3,102	107,950
Nordea Bank AB	21,441	243,435
OFG Bancorp	4,365	46,924
Old National Bancorp	10,073	171,241
Opus Bank	145	4,067
PacWest Bancorp	1,027	53,548
Pinnacle Financial Partners, Inc.	2	129
Prosperity Bancshares, Inc.	3	225
Raiffeisen Bank International AG†	2,525	97,780
Regions Financial Corp.	12,113	235,113
S&T Bancorp, Inc.	2,218	87,522
ServisFirst Bancshares, Inc.	857	34,417
Signature Bank†	464	67,832
Simmons First National Corp., Class A	4,315	122,762
Skandinaviska Enskilda Banken AB, Class A	8,334	97,953
Southside Bancshares, Inc.	2,999	100,167
SVB Financial Group†	456	113,535
Svenska Handelsbanken AB, Class A	6,444	88,412
Swedbank AB, Class A	5,955	149,441
Sydbank A/S	1,101	43,021
Synovus Financial Corp.	1,029	50,730
TCF Financial Corp.	9	201
Texas Capital Bancshares, Inc.†	408	36,802
Tompkins Financial Corp.#	103	7,904
TrustCo Bank Corp.	10,811	91,893
Trustmark Corp.	498	15,558
UMB Financial Corp.	365	26,645
Umpqua Holdings Corp.	1,876	39,978
Unione di Banche Italiane SpA	15,915	76,556
United Bankshares, Inc.#	826	29,323
United Community Banks, Inc.	2,697	83,364
Valley National Bancorp#	2,229	27,796
Webster Financial Corp.	12	655
Westamerica Bancorporation#	1,916	109,768
Wintrust Financial Corp.	445	37,607
Zions Bancorporation	1,058	58,158

		12,535,896

Banks-Fiduciary - 0.7%

Bank of New York Mellon Corp.	8,693	495,762
Boston Private Financial Holdings, Inc.	6,969	101,748
Citizens Financial Group, Inc.	4,264	185,441
Northern Trust Corp.	1,182	125,138
State Street Corp.	3,032	321,847

		1,229,936

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.	620	29,965

Banks-Super Regional - 2.4%

Capital One Financial Corp.	7	686
Comerica, Inc.	2,113	205,426
Fifth Third Bancorp	11,140	368,177
Huntington Bancshares, Inc.	9,249	145,209
KeyCorp	9,242	195,284
National Bank Holdings Corp., Class A	1,055	34,383
PNC Financial Services Group, Inc.	3,208	505,773
SunTrust Banks, Inc.	5,386	376,158
US Bancorp	14,817	805,452
Wells Fargo & Co.	25,596	1,495,062

		4,131,610

Beverages-Non-alcoholic - 0.1%

Coca-Cola Co.	644	27,833
Dr Pepper Snapple Group, Inc.	71	8,254
Monster Beverage Corp.†	1,435	90,936
PepsiCo, Inc.	627	68,801

		195,824

Beverages-Wine/Spirits - 0.0%

Remy Cointreau SA	350	47,644

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	524	19,676

Brewery - 0.2%

Asahi Group Holdings, Ltd.	6,300	321,297

Broadcast Services/Program - 0.1%

TiVo Corp.	7,067	106,005
World Wrestling Entertainment, Inc., Class A	545	20,792

		126,797

Building & Construction Products-Misc. - 0.3%

American Woodmark Corp.†	178	22,855
Gibraltar Industries, Inc.†	2,042	70,857
Imerys SA	509	51,916
Nichias Corp.	11,000	144,949
Owens Corning	766	62,276
Patrick Industries, Inc.†	314	19,295
Quanex Building Products Corp.	914	15,309
Simpson Manufacturing Co., Inc.	480	26,554
Trex Co., Inc.†	352	36,397
Wienerberger AG	1,839	49,424

		499,832

Building & Construction-Misc. - 0.2%

Aegion Corp.†	2,888	66,308
Comfort Systems USA, Inc.	546	22,413
HOCHTIEF AG	284	47,802
Obayashi Corp.	4,600	51,937
Penta-Ocean Construction Co., Ltd.	21,900	157,629
TopBuild Corp.†	385	26,811

		372,900

Building Products-Air & Heating - 0.2%

Daikin Industries, Ltd.	2,200	258,651
Johnson Controls International PLC	56	2,065
Nibe Industrier AB, Class B	5,295	49,993

		310,709

Building Products-Cement - 0.1%

Indocement Tunggal Prakarsa Tbk PT	68,400	108,964
PT Semen Indonesia Persero Tbk	147,000	118,642
US Concrete, Inc.†#	268	19,497

		247,103

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.#	498	21,484

Building Products-Wood - 0.1%

Boise Cascade Co.	2,621	105,627
Universal Forest Products, Inc.	1,979	65,188

		170,815

Building-Heavy Construction - 0.2%

Boskalis Westminster NV	1,314	49,513
Jasa Marga Persero Tbk PT	250,000	96,959
PP Persero Tbk PT	530,900	118,897
Waskita Karya Persero Tbk PT	347,600	73,035

		338,404

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	3,124	109,840

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	147	23,388
Winnebago Industries, Inc.	446	19,423

		42,811

Building-Residential/Commercial - 0.3%

Barratt Developments PLC	8,604	63,707
Installed Building Products, Inc.†	257	15,356
LGI Homes, Inc.†#	243	13,751
M/I Homes, Inc.†	1,550	45,028
MDC Holdings, Inc.	2,065	57,159
Meritage Homes Corp.†	1,668	70,723
PulteGroup, Inc.	507	14,232
Sekisui Chemical Co., Ltd.	7,300	137,520
Toll Brothers, Inc.	463	20,293

		437,769

Cable/Satellite TV - 0.2%

Charter Communications, Inc., Class A†	58	19,832
Comcast Corp., Class A	6,202	224,575
Telenet Group Holding NV†	797	54,592

		298,999

Capacitors - 0.0%

KEMET Corp.†	721	12,964

Casino Hotels - 0.0%

Las Vegas Sands Corp.	79	5,752
Wynn Resorts, Ltd.	25	4,187

		9,939

Cellular Telecom - 0.2%

Drillisch AG†	739	57,226
Sprint Corp.†#	7,936	41,188
T-Mobile US, Inc.†	1,556	94,309
Tele2 AB, Class B	5,548	65,622

		258,345

Chemicals-Diversified - 0.4%

AdvanSix, Inc.†	1,482	61,281
DowDuPont, Inc.	327	22,988
Eastman Chemical Co.	377	38,107
Huntsman Corp.	4,000	129,080
Innophos Holdings, Inc.	1,174	48,791
Innospec, Inc.	846	54,948
Koppers Holdings, Inc.†	394	15,918
LyondellBasell Industries NV, Class A	1,440	155,837
Quaker Chemical Corp.	169	24,087
Wacker Chemie AG	273	46,568

		597,605

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.#	2,710	55,203

Chemicals-Plastics - 0.1%

A. Schulman, Inc.	1,934	84,806

Chemicals-Specialty - 0.7%

Balchem Corp.	1,086	81,721
Calgon Carbon Corp.	2,566	54,528
FUCHS PETROLUB SE (Preference Shares)	1,107	62,989
H.B. Fuller Co.	2,092	105,416
Hawkins, Inc.	1,042	34,907
IMCD Group NV	823	52,678
Ingevity Corp.†	498	37,305
Kraton Corp.†	454	19,254
Shin-Etsu Chemical Co., Ltd.	3,800	398,677
Stepan Co.	1,218	97,562
Toray Industries, Inc.	30,200	305,074

		1,250,111

Circuit Boards - 0.1%

Park Electrochemical Corp.	3,827	65,135
TTM Technologies, Inc.†	1,379	22,285

		87,420

Coal - 0.1%

Adaro Energy Tbk PT	898,600	152,250
SunCoke Energy, Inc.†	3,458	36,931

		189,181

Commercial Services - 0.3%

Elis SA	2,992	76,537
HMS Holdings Corp.†	3,840	61,594
Nielsen Holdings PLC	3,351	109,343
Nutrisystem, Inc.	425	13,069
ServiceMaster Global Holdings, Inc.†	1,225	62,916
Team, Inc.†#	2,038	33,321
Wirecard AG	686	82,322

		439,102

Commercial Services-Finance - 0.3%

Cardtronics PLC, Class A†	3,169	70,922
EVERTEC, Inc.	2,027	32,837
Experian PLC	4,109	87,723
Green Dot Corp., Class A†	527	34,323
H&R Block, Inc.#	147	3,724
LendingTree, Inc.†#	149	51,926
Nets A/S†*	1,883	50,906
PayPal Holdings, Inc.†	320	25,411
S&P Global, Inc.	165	31,647
Travelport Worldwide, Ltd.	7,996	113,943
Western Union Co.#	3,640	72,145

		575,507

Computer Aided Design - 0.1%

ANSYS, Inc.†	13	2,079
Autodesk, Inc.†#	1,247	146,485

		148,564

Computer Data Security - 0.4%

Check Point Software Technologies, Ltd.†	1,696	176,197
Fortinet, Inc.†	7,242	365,504
Gemalto NV	1,216	73,108
Qualys, Inc.†	373	27,621

		642,430

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	743	17,906

Computer Services - 1.4%

Accenture PLC, Class A	628	101,114
Atos SE	658	86,591
CACI International, Inc., Class A†	1,423	212,098
Capgemini SE	831	103,866
Cognizant Technology Solutions Corp., Class A	2,549	209,069
Dell Technologies, Inc., Class V†	630	46,803
DXC Technology Co.	1,626	166,730
ExlService Holdings, Inc.†	410	23,378
Fujitsu, Ltd.	49,000	293,348
Insight Enterprises, Inc.†	2,504	87,465
International Business Machines Corp.	2,431	378,823
Leidos Holdings, Inc.	1,572	99,523
NEC Corp.	1,400	42,516
Nomura Research Institute, Ltd.	900	40,342
NTT Data Corp.	3,700	38,336
SCSK Corp.	8,200	336,405
Sopra Steria Group	257	49,809
Sykes Enterprises, Inc.†	2,981	86,628
Virtusa Corp.†	418	19,947

		2,422,791

Computer Software - 0.1%

Citrix Systems, Inc.†	23	2,116
Software AG	804	42,284
Splunk, Inc.†#	2,053	191,339

		235,739

Computers - 0.7%

Apple, Inc.	4,611	821,311
HP, Inc.	12,421	290,527

		1,111,838

Computers-Integrated Systems - 0.4%

Agilysys, Inc.†	1,643	18,352
Cray, Inc.†	3,141	68,474
Ingenico Group SA	1,488	128,583
Mercury Systems, Inc.†	567	26,065
MTS Systems Corp.	1,121	54,873
Obic Co., Ltd.	600	49,654
Otsuka Corp.	3,000	277,287
Super Micro Computer, Inc.†	2,050	37,105

		660,393

Computers-Memory Devices - 0.1%

Western Digital Corp.	1,390	120,986

Computers-Other - 0.1%

Lumentum Holdings, Inc.†#	2,207	134,627

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	2,909	79,678
Ferrotec Holdings Corp.	3,800	93,759

		173,437

Consulting Services - 0.2%

FTI Consulting, Inc.†	2,287	109,067
Link And Motivation, Inc.	8,700	88,720
Navigant Consulting, Inc.†	2,778	55,227

		253,014

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co., Class A†	677	24,535
Clorox Co.	374	48,276
Kimberly-Clark Corp.	721	79,973
Spectrum Brands Holdings, Inc.#	234	23,098
WD-40 Co.	146	18,206

		194,088

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	2,371	118,171
Gerresheimer AG	491	37,586

		155,757

Containers-Paper/Plastic - 0.1%

KapStone Paper and Packaging Corp.	5,336	186,173
Packaging Corp. of America	98	11,682

		197,855

Cosmetics & Toiletries - 0.4%

Kao Corp.	2,000	146,099
Pola Orbis Holdings, Inc.	6,300	264,045
Procter & Gamble Co.	2,814	220,955

		631,099

Cruise Lines - 0.4%

Carnival Corp.	2,250	150,548
Carnival PLC	683	45,066
Norwegian Cruise Line Holdings, Ltd.†	35	1,992
Royal Caribbean Cruises, Ltd.	3,974	503,108

		700,714

Data Processing/Management - 0.1%

Bottomline Technologies (DE), Inc.†	587	22,294
CSG Systems International, Inc.	1,439	67,173
Fidelity National Information Services, Inc.	1,160	112,729

		202,196

Dental Supplies & Equipment - 0.0%

Lifco AB	750	30,489
Patterson Cos., Inc.#	1,323	41,781

		72,270

Diagnostic Equipment - 0.0%

BioTelemetry, Inc.†	520	16,796
Repligen Corp.†	558	19,134

		35,930

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	1,362	19,000
OraSure Technologies, Inc.†	922	15,914

		34,914

Dialysis Centers - 0.2%

Fresenius SE & Co. KGaA	3,772	308,399

Direct Marketing - 0.0%

DKSH Holding AG	495	42,076

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	156	36,075
Merit Medical Systems, Inc.†	651	29,620

		65,695

Distribution/Wholesale - 0.4%

Ai Holdings Corp.	7,900	213,662
AKR Corporindo Tbk PT	79,000	34,898
Anixter International, Inc.†	1,718	129,795
Core-Mark Holding Co., Inc.	3,166	64,808
Essendant, Inc.	3,422	27,171
Fossil Group, Inc.†#	2,807	37,558
G-III Apparel Group, Ltd.†	2,702	99,731
ScanSource, Inc.†	2,017	66,057
WW Grainger, Inc.	171	44,725

		718,405

Diversified Banking Institutions - 6.5%

Banco Santander SA	129,511	888,252
Bank of America Corp.	58,059	1,863,694
BNP Paribas SA	9,142	722,851
Citigroup, Inc.	20,428	1,542,110
Credit Agricole SA	12,287	210,083
Credit Suisse Group AG	14,171	260,139
Deutsche Bank AG	15,082	242,734
Goldman Sachs Group, Inc.	2,222	584,230
JPMorgan Chase & Co.	22,357	2,582,234
Mitsubishi UFJ Financial Group, Inc.	54,300	383,458
Morgan Stanley	8,487	475,442
Natixis SA	15,116	129,932
Societe Generale SA	4,374	250,781
Sumitomo Mitsui Financial Group, Inc.	7,000	303,502
UBS Group AG	23,335	442,416
UniCredit SpA†	11,245	238,011

		11,119,869

Diversified Financial Services - 0.0%

Cembra Money Bank AG	441	41,333

Diversified Manufacturing Operations - 0.4%

3M Co.	33	7,772
Aalberts Industries NV	1,500	75,112
Actuant Corp., Class A	2,715	61,630
AZZ, Inc.	1,511	61,724
Barnes Group, Inc.	501	30,215
Dover Corp.	298	29,830
Eaton Corp. PLC	461	37,203
EnPro Industries, Inc.	240	17,390
Fabrinet†	1,937	58,401

Federal Signal Corp.	3,674	78,587
General Electric Co.	1,865	26,315
Harsco Corp.†	1,183	23,956
Ingersoll-Rand PLC	1,292	114,730
Lydall, Inc.†	408	19,645
Raven Industries, Inc.	543	18,435
Siemens AG	234	30,834
Standex International Corp.	221	21,238
Tredegar Corp.	2,085	33,256

		746,273

Diversified Minerals - 0.2%

Sumitomo Metal Mining Co., Ltd.	5,400	251,715
US Silica Holdings, Inc.#	4,949	128,130

		379,845

Diversified Operations - 0.3%

Ackermans & van Haaren NV	691	124,586
Leucadia National Corp.	12,538	300,786
Wendel SA	420	72,728

		498,100

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	358	18,634

Drug Delivery Systems - 0.1%

Nektar Therapeutics†	1,851	160,223

E-Commerce/Products - 0.4%

Alibaba Group Holding, Ltd. ADR†#	584	108,706
Amazon.com, Inc.†	249	376,600
Delivery Hero AG†*	1,101	48,345
Rocket Internet SE†*	1,130	33,893
Shutterfly, Inc.†	1,112	85,324

		652,868

E-Commerce/Services - 0.2%

Autohome, Inc. ADR	661	51,697
Booking Holdings, Inc.†	79	160,689
Expedia, Inc.	42	4,417
IAC/InterActiveCorp†	550	81,900
Stamps.com, Inc.†#	191	36,491

		335,194

E-Marketing/Info - 0.0%

New Media Investment Group, Inc.	4,507	77,746

E-Services/Consulting - 0.2%

Perficient, Inc.†	4,115	80,119
SMS Co., Ltd.	4,800	197,467

		277,586

Electric Products-Misc. - 0.1%

AMETEK, Inc.	675	51,124
Casio Computer Co., Ltd.	12,300	181,415

		232,539

Electric-Distribution - 0.1%

Innogy SE*	2,868	114,722

Electric-Generation - 0.0%

CEZ AS	2,543	61,380

Electric-Integrated - 0.5%

A2A SpA	24,512	43,389
AES Corp.	7,906	85,938
ALLETE, Inc.	1,765	120,285
American Electric Power Co., Inc.	151	9,903
Avista Corp.#	2,457	117,518
El Paso Electric Co.	1,911	92,875
Entergy Corp.	2,251	170,671
FirstEnergy Corp.#	5,848	189,066
MDU Resources Group, Inc.	1,136	29,865
PG&E Corp.	320	13,149
SCANA Corp.	844	33,481

		906,140

Electronic Components-Misc. - 1.2%

Benchmark Electronics, Inc.†	3,529	105,870
Corning, Inc.	203	5,903
CTS Corp.	2,133	54,818
Garmin, Ltd.	129	7,642
Hoya Corp.	2,700	142,258
Jabil, Inc.	1,800	48,762
Koninklijke Philips NV	825	31,547
Methode Electronics, Inc.	1,513	59,688
MinebeaMitsumi, Inc.	19,600	445,012
Nidec Corp.	2,700	431,924
Omron Corp.	6,700	393,986
OSI Systems, Inc.†	941	59,415
Plexus Corp.†	2,224	134,152
Rogers Corp.†	214	29,386
Sanmina Corp.†	4,662	128,438

		2,078,801

Electronic Components-Semiconductors - 1.5%

Advanced Micro Devices, Inc.†#	4,071	49,300
Broadcom, Ltd.	1,107	272,831
CEVA, Inc.†	441	16,207
Dialog Semiconductor PLC†	1,120	36,207
Diodes, Inc.†	3,042	91,564
Intel Corp.	6,534	322,061
IPG Photonics Corp.†	750	184,230
Megachips Corp.#	1,800	61,456
Microchip Technology, Inc.#	960	85,373
Micron Technology, Inc.†	12,176	594,311
Microsemi Corp.†	2,118	137,458
NVIDIA Corp.	169	40,898
ON Semiconductor Corp.†	5,008	119,791
Qorvo, Inc.†	103	8,313
Rambus, Inc.†	1,647	20,933
Semtech Corp.†	2,365	79,582
Skyworks Solutions, Inc.	1,657	181,027
STMicroelectronics NV	1,426	32,651
Texas Instruments, Inc.	1,782	193,080
Xilinx, Inc.	916	65,265
Xperi Corp.	2,481	54,706

		2,647,244

Electronic Forms - 0.1%

Adobe Systems, Inc.†	1,096	229,206

Electronic Measurement Instruments - 0.7%

Badger Meter, Inc.	433	20,611
ESCO Technologies, Inc.	351	20,674

FARO Technologies, Inc.†	308	18,280
FLIR Systems, Inc.	1,414	69,427
Itron, Inc.†	1,363	95,410
Keyence Corp.	600	362,884
National Instruments Corp.	3,453	174,584
Sartorius AG (Preference Shares)	544	73,659
Trimble, Inc.†	3,763	142,730
Yokogawa Electric Corp.	13,300	268,714

		1,246,973

Electronic Security Devices - 0.0%

dorma+kaba Holding AG	48	43,878

Energy-Alternate Sources - 0.3%

First Solar, Inc.†	5,400	339,390
Green Plains, Inc.#	2,405	44,011
REX American Resources Corp.†	436	35,194
Siemens Gamesa Renewable Energy SA#	3,510	55,702
SolarEdge Technologies, Inc.†	459	22,973

		497,270

Engineering/R&D Services - 0.1%

AECOM†	1,252	44,458
Altran Technologies SA	2,434	44,133
Exponent, Inc.	303	23,558
SPIE SA	1,774	43,688

		155,837

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	3,606	81,063
Cummins, Inc.	122	20,517

		101,580

Enterprise Software/Service - 1.2%

Donnelley Financial Solutions, Inc.†	3,095	53,574
Guidewire Software, Inc.†#	3,630	291,562
ManTech International Corp., Class A	1,979	111,556
MicroStrategy, Inc., Class A†	491	62,838
Omnicell, Inc.†	470	20,516
Oracle Corp.	1,636	82,896
Oracle Corp. Japan	700	54,107
SPS Commerce, Inc.†	360	21,607
Tyler Technologies, Inc.†	1,337	271,558
Ultimate Software Group, Inc.†#	880	209,845
Veeva Systems, Inc., Class A†	3,884	270,715
Workday, Inc., Class A†#	5,091	644,877

		2,095,651

Entertainment Software - 0.3%

Activision Blizzard, Inc.	1,516	110,865
Capcom Co., Ltd.	9,000	360,392

		471,257

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	1,610	78,809

Finance-Consumer Loans - 0.2%

Encore Capital Group, Inc.†#	1,189	50,889
Enova International, Inc.†	1,918	42,196
PRA Group, Inc.†#	2,884	110,457
Synchrony Financial	2,018	73,435
World Acceptance Corp.†	325	34,944

		311,921

Finance-Credit Card - 0.6%

American Express Co.	58	5,656
Mastercard, Inc., Class A	2,002	351,872
Visa, Inc., Class A	5,142	632,157

		989,685

Finance-Investment Banker/Broker - 0.2%

Brait SE†#	8,454	31,964
E*TRADE Financial Corp.†	1,774	92,656
Evercore, Inc., Class A	439	40,849
INTL. FCStone, Inc.†	1,291	51,188
Investment Technology Group, Inc.	2,965	58,766
Piper Jaffray Cos.	601	50,184
Raymond James Financial, Inc.	88	8,159

		333,766

Finance-Leasing Companies - 0.1%

Tokyo Century Corp.	2,500	140,989

Finance-Mortgage Loan/Banker - 0.1%

Zenkoku Hosho Co., Ltd.	4,100	180,599

Finance-Other Services - 0.1%

Bolsas y Mercados Espanoles	1,150	38,755
Euronext NV*	834	58,082
Nasdaq, Inc.	264	21,318
WageWorks, Inc.†	507	26,592

		144,747

Financial Guarantee Insurance - 0.0%

NMI Holdings, Inc., Class A†	930	18,460

Firearms & Ammunition - 0.0%

Axon Enterprise, Inc.†#	746	25,983
Sturm Ruger & Co., Inc.#	709	30,523

		56,506

Food-Baking - 0.0%

Aryzta AG†#	1,454	36,215

Food-Confectionery - 0.1%

Barry Callebaut AG	35	68,835
Hershey Co.	241	23,681
J.M. Smucker Co.	20	2,526

		95,042

Food-Dairy Products - 0.0%

Glanbia PLC	3,172	55,860

Food-Misc./Diversified - 0.9%

B&G Foods, Inc.#	1,896	52,519
Cal-Maine Foods, Inc.†	1,511	64,369
Campbell Soup Co.#	7,343	316,116
Conagra Brands, Inc.	13,514	488,261
Darling Ingredients, Inc.†	6,162	112,087
General Mills, Inc.	581	29,369
Indofood CBP Sukses Makmur Tbk PT	100,100	65,213
Indofood Sukses Makmur Tbk PT	187,500	102,964
J&J Snack Foods Corp.	438	58,836
Kellogg Co.#	316	20,919
Kenko Mayonnaise Co, Ltd.	5,200	173,562
Viscofan SA	612	38,836

		1,523,051

Food-Retail - 0.4%

Casino Guichard Perrachon SA	866	47,013
Colruyt SA	904	48,754
Distribuidora Internacional de Alimentacion SA	9,740	46,364
ICA Gruppen AB	6,497	231,646
Kesko Oyj, Class B	1,068	62,136
Seven & i Holdings Co., Ltd.#	3,700	153,862
SUPERVALU, Inc.†#	2,073	29,499

		619,274

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.#	225	19,204
SpartanNash Co.	3,029	50,796
Sysco Corp.	633	37,759

		107,759

Footwear & Related Apparel - 0.2%

Crocs, Inc.†	1,293	15,827
Steven Madden, Ltd.†	1,817	79,766
Wolverine World Wide, Inc.	5,804	169,941

		265,534

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	2,027	103,884

Gambling (Non-Hotel) - 0.0%

International Game Technology PLC	18	477

Garden Products - 0.0%

Toro Co.	760	48,313

Gas-Distribution - 0.3%

Italgas SpA	7,655	41,107
Northwest Natural Gas Co.	1,821	94,965
Perusahaan Gas Negara Persero Tbk PT	694,400	133,658
South Jersey Industries, Inc.	2,779	72,837
Spire, Inc.	2,875	194,925

		537,492

Gold Mining - 0.0%

AngloGold Ashanti, Ltd.	4,519	41,849
Royal Gold, Inc.#	125	10,096

		51,945

Golf - 0.0%

Callaway Golf Co.	1,515	23,452

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†#	658	37,888

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	1,657	39,354
Leggett & Platt, Inc.	298	12,951
Sleep Number Corp.†#	576	19,837

		72,142

Hotels/Motels - 0.1%

Belmond, Ltd., Class A†	6,328	73,088
Hilton Worldwide Holdings, Inc.	336	27,146

		100,234

Housewares - 0.0%

Tupperware Brands Corp.	43	2,109

Human Resources - 0.3%

AMN Healthcare Services, Inc.†	564	31,387
Insperity, Inc.	438	28,601
Kelly Services, Inc., Class A	2,509	73,990
Korn/Ferry International	693	29,044
ManpowerGroup, Inc.	317	37,552
On Assignment, Inc.†	584	44,787
Recruit Holdings Co., Ltd.	5,800	139,295
Robert Half International, Inc.	11	628
TrueBlue, Inc.†	2,943	80,049

		465,333

Identification Systems - 0.0%

Brady Corp., Class A	1,793	67,058

Import/Export - 0.3%

ITOCHU Corp.	12,800	245,615
Mitsui & Co., Ltd.	14,600	264,914

		510,529

Independent Power Producers - 0.0%

Calpine Corp.†	812	12,359

Industrial Automated/Robotic - 0.2%

Cognex Corp.	2,024	108,709
FANUC Corp.	400	100,860
Rockwell Automation, Inc.	267	48,274
Yaskawa Electric Corp.	1,000	46,260

		304,103

Instruments-Controls - 0.1%

Honeywell International, Inc.	696	105,173
Watts Water Technologies, Inc., Class A	1,023	77,236

		182,409

Instruments-Scientific - 0.0%

Waters Corp.†	17	3,479

Insurance-Life/Health - 0.7%

Aflac, Inc.	1,050	93,324
American Equity Investment Life Holding Co.	5,623	172,120
Athene Holding, Ltd., Class A†	4,584	216,411
Dai-ichi Life Holdings, Inc.	16,900	334,228
Lincoln National Corp.	67	5,104
Principal Financial Group, Inc.	1,458	90,877
Prudential Financial, Inc.	1,525	162,138
Unum Group	1,043	53,151

		1,127,353

Insurance-Multi-line - 0.5%

Allstate Corp.	1,865	172,065
ASR Nederland NV	1,837	82,351
Assicurazioni Generali SpA	4,769	89,471
CNA Financial Corp.	103	5,259
Helvetia Holding AG	102	61,390
Horace Mann Educators Corp.	2,757	113,450
Loews Corp.	2,272	112,078
Mapfre SA	15,551	52,214
MetLife, Inc.	140	6,467
Storebrand ASA	7,039	61,129
United Fire Group, Inc.	2,067	91,940

		847,814

Insurance-Property/Casualty - 1.0%

AMERISAFE, Inc.	385	21,560
Employers Holdings, Inc.	1,860	72,819
Fosun International, Ltd.	48,500	105,380
Gjensidige Forsikring ASA	2,954	53,961
Infinity Property & Casualty Corp.	890	104,976
Mercury General Corp.	44	2,008
MS&AD Insurance Group Holdings, Inc.	13,200	408,823
Navigators Group, Inc.	1,263	68,076
ProAssurance Corp.	1,918	91,680
Progressive Corp.	856	49,289
RLI Corp.	1,426	86,701
Safety Insurance Group, Inc.	1,026	73,205
Selective Insurance Group, Inc.	1,711	97,270
Stewart Information Services Corp.	2,042	81,945
Tokio Marine Holdings, Inc.	5,500	253,549
Tryg A/S	1,719	40,761
Universal Insurance Holdings, Inc.	655	19,192

		1,631,195

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc., Class B†	575	119,140
Maiden Holdings, Ltd.	4,365	26,190

		145,330

Internet Application Software - 0.6%

Tencent Holdings, Ltd.	11,200	614,250
Tencent Holdings, Ltd. ADR	6,754	370,727

		984,977

Internet Connectivity Services - 0.0%

Cogent Communications Holdings, Inc.	562	24,082

Internet Content-Entertainment - 0.5%

Facebook, Inc., Class A†	4,116	733,965
Netflix, Inc.†	9	2,622
Twitter, Inc.†	2,351	74,903
YY, Inc., ADR†	99	12,804

		824,294

Internet Content-Information/News - 0.0%

Kakaku.com, Inc.	900	15,178

Internet Gambling - 0.0%

Kindred Group PLC SDR	3,668	58,856

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†	2,299	341,447

Internet Security - 0.3%

Palo Alto Networks, Inc.†#	1,643	284,847
Symantec Corp.	4,910	129,084
Trend Micro, Inc.	3,100	175,556

		589,487

Internet Telephone - 0.0%

8x8, Inc.†	3,721	67,908

Investment Companies - 0.3%

Apollo Investment Corp.	2,698	14,138
Ares Capital Corp.	4,179	65,986
BlackRock Capital Investment Corp.	2,285	12,590
China Merchants China Direct Investments, Ltd.	10,000	17,820
FS Investment Corp.#	6,080	43,168
Goldman Sachs BDC, Inc.	791	15,219
Golub Capital BDC, Inc.#	1,292	23,153
L E Lundbergforetagen AB	577	43,018
Main Street Capital Corp.#	1,597	56,837
Medley Capital Corp.	2,168	8,976
Melrose Industries PLC	18,690	58,379
New Mountain Finance Corp.	1,625	20,556
Oaktree Specialty Lending Corp.	4,128	17,750
Pargesa Holding SA	593	52,531
PennantPark Investment Corp.	2,969	20,635
Prospect Capital Corp.#	7,044	46,772
Solar Capital, Ltd.	1,619	32,866
Triangle Capital Corp.#	770	8,347
Zeder Investments, Ltd.	55,260	30,130

		588,871

Investment Management/Advisor Services - 0.4%

Affiliated Managers Group, Inc.	246	46,583
Ameriprise Financial, Inc.	958	149,870
Amundi SA*	769	62,585
Azimut Holding SpA	1,736	37,801
Financial Engines, Inc.	2,482	83,147
Partners Group Holding AG	160	115,448
Virtus Investment Partners, Inc.	560	68,908
Waddell & Reed Financial, Inc., Class A#	5,519	110,380
WisdomTree Investments, Inc.	5,008	48,127

		722,849

Lasers-System/Components - 0.0%

II-VI, Inc.†	668	25,718

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	161	22,955
Philips Lighting NV*	1,320	52,227

		75,182

Linen Supply & Related Items - 0.0%

UniFirst Corp.	482	74,855

Machine Tools & Related Products - 0.0%

THK Co., Ltd.	900	38,830

Machinery-Construction & Mining - 0.4%

Astec Industries, Inc.	1,217	71,681
Caterpillar, Inc.	121	18,710
Komatsu, Ltd.	7,700	279,390
United Tractors Tbk PT	88,400	228,010

		597,791

Machinery-Electrical - 0.6%

ABB, Ltd.	1,306	31,627
Disco Corp.	1,300	303,331
Franklin Electric Co., Inc.	1,435	56,180
Fuji Electric Co., Ltd.	47,000	355,974
Hitachi, Ltd.	9,000	68,275
Konecranes OYJ	1,127	49,521
Mitsubishi Electric Corp.	5,800	97,723
Regal Beloit Corp.	91	6,579

		969,210

Machinery-Farming - 0.2%

Husqvarna AB, Class B	6,469	69,030
Kubota Corp.	8,100	146,542
Lindsay Corp.	489	43,247

		258,819

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	367	23,359
Applied Industrial Technologies, Inc.	2,295	161,568
Chart Industries, Inc.†	1,961	108,071
Duerr AG	385	47,203
DXP Enterprises, Inc.†	1,049	31,197
Harmonic Drive Systems, Inc.#	1,400	83,989
Hexagon AB, Class B	1,535	89,461
OC Oerlikon Corp. AG	3,029	51,044
Tennant Co.	878	56,543
Zebra Technologies Corp., Class A†	1,287	177,786

		830,221

Machinery-Material Handling - 0.1%

Daifuku Co., Ltd.	1,700	110,929

Machinery-Pumps - 0.1%

SPX FLOW, Inc.†	2,539	123,802

Medical Imaging Systems - 0.0%

Analogic Corp.	773	64,545

Medical Information Systems - 0.0%

Cerner Corp.†	340	21,814
Computer Programs & Systems, Inc.	1,670	49,766

		71,580

Medical Instruments - 0.8%

Abaxis, Inc.	1,060	70,670
AngioDynamics, Inc.†	3,148	51,281
CONMED Corp.	1,458	88,253
Getinge AB, Class B	3,491	43,874
Integra LifeSciences Holdings Corp.†#	1,917	101,083
Intuitive Surgical, Inc.†	755	321,970
Shimadzu Corp.	15,100	384,904
Sysmex Corp.	1,300	107,663
Topcon Corp.	10,100	224,129

		1,393,827

Medical Labs & Testing Services - 0.1%

BioMerieux	666	51,082
PeptiDream, Inc.†	4,200	191,432

		242,514

Medical Products - 0.4%

Baxter International, Inc.	2,047	138,766
Cantel Medical Corp.	407	47,338
Cooper Cos., Inc.	294	67,773
CYBERDYNE, Inc.†#	5,000	74,361
Haemonetics Corp.†	1,698	120,388
Inogen, Inc.†	212	25,614
Integer Holdings Corp.†	463	23,636
Invacare Corp.	2,266	38,975
Luminex Corp.	1,121	21,983
MiMedx Group, Inc.†#	1,528	10,834
Varian Medical Systems, Inc.†#	59	7,041
William Demant Holding A/S†	1,702	60,802

		637,511

Medical-Biomedical/Gene - 0.5%

Acorda Therapeutics, Inc.†	3,167	75,216
Alexion Pharmaceuticals, Inc.†	13	1,527
AMAG Pharmaceuticals, Inc.†	2,426	51,067
Amgen, Inc.	1,432	263,159
Biogen, Inc.†	226	65,312
Cambrex Corp.†	1,160	60,262
Celgene Corp.†	251	21,867
Emergent BioSolutions, Inc.†	475	23,607
H. Lundbeck A/S	949	49,800
Innoviva, Inc.†	1,105	17,139
Ligand Pharmaceuticals, Inc.†#	261	39,643
Medicines Co.†#	2,780	85,124
Myriad Genetics, Inc.†#	854	27,687
Spectrum Pharmaceuticals, Inc.†	2,957	63,605

		845,015

Medical-Drugs - 1.0%

AbbVie, Inc.	1,672	193,668
Bayer AG	29	3,401
Corcept Therapeutics, Inc.†#	1,248	18,957
Eli Lilly & Co.	4,504	346,898
Enanta Pharmaceuticals, Inc.†	216	16,982
Ipsen SA	570	83,526
Johnson & Johnson	1,117	145,076
Kalbe Farma Tbk PT	467,800	54,320
Merck & Co., Inc.	4,433	240,357
Pfizer, Inc.	4,138	150,251
Recordati SpA	1,594	56,831
Shionogi & Co., Ltd.	6,600	343,433
STADA Arzneimittel AG	346	36,017
Supernus Pharmaceuticals, Inc.†	671	26,102
Swedish Orphan Biovitrum AB†	2,579	42,398

		1,758,217

Medical-Generic Drugs - 0.1%

Impax Laboratories, Inc.†	3,170	64,668
Momenta Pharmaceuticals, Inc.†	1,286	21,926
Perrigo Co. PLC#	66	5,377

		91,971

Medical-HMO - 0.6%

Anthem, Inc.	315	74,145
Centene Corp.†	665	67,444
Cigna Corp.	792	155,145
Humana, Inc.	150	40,773
Magellan Health, Inc.†	1,412	142,471
Tivity Health, Inc.†	489	18,851
UnitedHealth Group, Inc.	1,213	274,332
WellCare Health Plans, Inc.†	1,706	330,810

		1,103,971

Medical-Hospitals - 0.1%

Community Health Systems, Inc.†#	6,474	33,147
Select Medical Holdings Corp.†	4,124	74,644

		107,791

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	841	22,455
Kindred Healthcare, Inc.	4,622	42,522

		64,977

Medical-Outpatient/Home Medical - 0.1%

Amedisys, Inc.†	398	23,566
Chemed Corp.#	172	44,656
LHC Group, Inc.†	294	18,928

		87,150

Medical-Wholesale Drug Distribution - 0.0%

AmerisourceBergen Corp.	21	1,998
McKesson Corp.	54	8,059

		10,057

Metal Processors & Fabrication - 0.2%

Aurubis AG	592	49,744
CIRCOR International, Inc.	1,383	65,001
Haynes International, Inc.	1,035	43,056
Mueller Industries, Inc.	3,613	95,708
VAT Group AG*	338	53,759

		307,268

Metal-Aluminum - 0.1%

Century Aluminum Co.†	3,128	59,588
Kaiser Aluminum Corp.	1,032	103,582

		163,170

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.†	2,252	41,887

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,820	79,898
John Bean Technologies Corp.	330	36,547

		116,445

Motorcycle/Motor Scooter - 0.1%

Yamaha Motor Co., Ltd.	4,400	139,227

Multimedia - 0.2%

E.W. Scripps Co., Class A	1,947	26,810
Time Warner, Inc.	1,415	131,538
Twenty-First Century Fox, Inc., Class A	475	17,490
Twenty-First Century Fox, Inc., Class B	1,041	37,913
Viacom, Inc., Class A#	136	5,318
Walt Disney Co.	1,715	176,919

		395,988

Networking Products - 0.6%

Arista Networks, Inc.†	1,900	512,506
Cisco Systems, Inc.	5,056	226,408
Extreme Networks, Inc.†	1,594	18,187
LogMeIn, Inc.	1,583	182,916
NETGEAR, Inc.†	1,903	106,092

		1,046,109

Non-Ferrous Metals - 0.1%

Materion Corp.	1,603	80,791

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	2,760	185,417

Office Furnishings-Original - 0.0%

Interface, Inc.	896	21,683

Office Supplies & Forms - 0.0%

Societe BIC SA	421	44,086

Oil & Gas Drilling - 0.0%

Noble Corp. PLC†#	17,309	67,159

Oil Companies-Exploration & Production - 0.5%

Anadarko Petroleum Corp.	90	5,133
Apache Corp.#	533	18,202
Bill Barrett Corp.†	5,173	23,434
Carrizo Oil & Gas, Inc.†#	4,721	66,330
CNX Resources Corp.†	1,103	17,725
Denbury Resources, Inc.†	26,130	57,225
Devon Energy Corp.	150	4,600
Inpex Corp.	8,200	97,986
Lundin Petroleum AB†	2,891	67,538
PDC Energy, Inc.†	3,806	199,929
Ring Energy, Inc.†	1,824	24,752
SRC Energy, Inc.†#	14,016	124,322
Unit Corp.†	3,370	64,569

		771,745

Oil Companies-Integrated - 0.4%

Chevron Corp.	1,836	205,485
China Petroleum & Chemical Corp.	380,000	299,732
Exxon Mobil Corp.	3,336	252,669

		757,886

Oil Field Machinery & Equipment - 0.0%

Exterran Corp.†	2,656	68,711

Oil Refining & Marketing - 0.1%

HollyFrontier Corp.	84	3,598
Marathon Petroleum Corp.	1,845	118,191
Valero Energy Corp.	1,361	123,061

		244,850

Oil-Field Services - 0.4%

Archrock, Inc.	3,563	33,848
Bristow Group, Inc.	1,696	25,033
Halliburton Co.	370	17,175
Helix Energy Solutions Group, Inc.†	9,508	56,668
Matrix Service Co.†	2,196	31,403
McDermott International, Inc.†	17,268	126,056
Newpark Resources, Inc.†	5,756	47,487
Oceaneering International, Inc.	644	11,837
Oil States International, Inc.†	3,291	80,959
Saipem SpA†	9,003	36,768
SBM Offshore NV	2,735	46,431
SEACOR Holdings, Inc.†	948	39,351
Subsea 7 SA	4,031	59,818
TGS NOPEC Geophysical Co. ASA	1,601	38,669

		651,503

Paper & Related Products - 0.2%

BillerudKorsnas AB	2,769	40,967
Clearwater Paper Corp.†	1,472	55,347
International Paper Co.	348	20,737
Neenah, Inc.	191	14,640
P.H. Glatfelter Co.	3,401	69,415
Schweitzer-Mauduit International, Inc.	1,886	73,950

		275,056

Pastoral & Agricultural - 0.0%

Schouw & Co. A/S	300	31,220

Pharmacy Services - 0.2%

CVS Health Corp.	2,316	156,862
Diplomat Pharmacy, Inc.†	3,139	65,417
Express Scripts Holding Co.†	1,735	130,906

		353,185

Photo Equipment & Supplies - 0.0%

FUJIFILM Holdings Corp.	1,500	62,410

Pipelines - 0.0%

Koninklijke Vopak NV	1,037	48,871

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	471	31,237
Powell Industries, Inc.	639	17,016
Schneider Electric SE	1,113	96,402
SPX Corp.†	2,807	87,663

		232,318

Printing-Commercial - 0.0%

LSC Communications, Inc.	2,254	32,818

Private Equity - 0.3%

3i Group PLC	8,240	106,139
Alaris Royalty Corp.	1,310	19,397
Allied Minds PLC†#	9,480	17,661
Altamir	1,060	19,336
AURELIUS Equity Opportunities SE & Co. KGaA	560	41,122
Bure Equity AB	960	10,909
Deutsche Beteiligungs AG	520	27,821
Eurazeo SA	1,430	136,288
Gimv NV	260	16,096
Onex Corp.	1,230	90,256
Ratos AB, Class B	6,710	27,014

		512,039

Publishing-Books - 0.0%

Scholastic Corp.	2,052	74,713

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	7,969	80,009

Publishing-Periodicals - 0.0%

Axel Springer SE	772	69,495

Racetracks - 0.0%

Penn National Gaming, Inc.†	983	26,158

Real Estate Investment Trusts - 1.3%

Acadia Realty Trust	5,052	121,652
Agree Realty Corp.	964	45,404
Apollo Commercial Real Estate Finance, Inc.#	2,595	47,385
Armada Hoffler Properties, Inc.	1,686	22,053
ARMOUR Residential REIT, Inc.#	1,622	34,743
AvalonBay Communities, Inc.	187	29,176
Capstead Mtg. Corp.	12,504	104,408
CareTrust REIT, Inc.	1,370	18,153
CBL & Associates Properties, Inc.#	12,400	57,412
Cedar Realty Trust, Inc.	4,968	19,723
Chatham Lodging Trust	4,096	74,506
Chesapeake Lodging Trust	3,579	92,553
Cofinimmo SA	323	40,659
DDR Corp.#	1,299	10,132
DiamondRock Hospitality Co.	10,862	111,661
EastGroup Properties, Inc.	170	13,775
Essex Property Trust, Inc.	241	53,943
Fonciere Des Regions	534	55,820
Franklin Street Properties Corp.#	9,424	76,240
Government Properties Income Trust#	6,252	85,778
HCP, Inc.	660	14,282
Hersha Hospitality Trust	4,442	74,626
ICADE	492	47,552
Independence Realty Trust, Inc.	8,758	74,618
Invesco Mtg. Capital, Inc.	3,506	53,887
Iron Mountain, Inc.	83	2,611
Kite Realty Group Trust	6,285	95,155
Lexington Realty Trust	2,445	19,462
LTC Properties, Inc.	948	35,029
Merlin Properties Socimi SA	5,240	74,954
National Storage Affiliates Trust	814	19,967
Pennsylvania Real Estate Investment Trust#	6,340	66,190
PennyMac Mtg. Investment Trust#	2,792	46,543
Prologis, Inc.	206	12,500
PS Business Parks, Inc.	28	3,104
Public Storage	14	2,722
Ramco-Gershenson Properties Trust	1,605	18,907
Retail Opportunity Investments Corp.	4,007	68,760
Simon Property Group, Inc.	992	152,282
Summit Hotel Properties, Inc.	1,398	18,412
Urstadt Biddle Properties, Inc., Class A	4,009	70,238
Welltower, Inc.	481	25,253
Whitestone REIT#	2,205	27,210

		2,139,440

Real Estate Management/Services - 0.2%

CBRE Group, Inc., Class A†	416	19,448
Daikyo, Inc.	7,200	153,042
Fabege AB	2,191	47,274
Fastighets AB Balder†	1,533	37,858
HFF, Inc., Class A	379	17,305
RE/MAX Holdings, Inc., Class A	1,625	89,862

		364,789

Real Estate Operations & Development - 0.5%

Aroundtown SA	8,860	67,414
BUWOG AG	1,756	61,798
Castellum AB	4,274	67,248
China Vanke Co., Ltd.	1,900	8,466
Community Healthcare Trust, Inc.#	2,284	53,765
Mitsui Fudosan Co., Ltd.	8,700	207,909
NTT Urban Development Corp.	11,800	146,298
Pakuwon Jati Tbk PT	1,054,500	51,639
Summarecon Agung Tbk PT	923,700	74,453
Tokyo Tatemono Co., Ltd.	7,700	119,271

		858,261

Recreational Vehicles - 0.0%

LCI Industries	307	33,555

Rental Auto/Equipment - 0.0%

Rent-A-Center, Inc.#	3,265	24,553
United Rentals, Inc.†	77	13,482

		38,035

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.	260	36,530

Retail-Apparel/Shoe - 0.5%

Abercrombie & Fitch Co., Class A	4,409	90,958
Buckle, Inc.	1,853	39,006
Burlington Stores, Inc.†	470	57,641
Caleres, Inc.	3,312	92,769
Chico’s FAS, Inc.	9,351	93,884
Children’s Place, Inc.#	522	74,280
DSW, Inc., Class A#	5,050	99,030
Express, Inc.†	4,840	34,945
Finish Line, Inc., Class A#	2,562	27,208
Gap, Inc.	179	5,653
Genesco, Inc.†	1,226	48,182
Guess?, Inc.#	4,270	67,423
Ross Stores, Inc.	976	76,216
Tailored Brands, Inc.#	2,292	53,656

		860,851

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	8	5,318
Genuine Parts Co.	71	6,520

		11,838

Retail-Automobile - 0.5%

Asbury Automotive Group, Inc.†	1,295	85,276
Astra International Tbk PT	921,600	538,725
Group 1 Automotive, Inc.	1,234	84,949
Lithia Motors, Inc., Class A#	933	96,929

		805,879

Retail-Building Products - 0.2%

Home Depot, Inc.	1,198	218,359
Lowe’s Cos., Inc.	954	85,469

		303,828

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	163	11,808

Retail-Discount - 0.3%

Costco Wholesale Corp.	227	43,334
Dollar Tree, Inc.†	61	6,261
Don Quijote Holdings Co., Ltd.	7,400	413,464
Ollie’s Bargain Outlet Holdings, Inc.†	567	33,652
Target Corp.	381	28,731
Walmart, Inc.	150	13,502

		538,944

Retail-Drug Store - 0.4%

Sundrug Co., Ltd.	4,900	225,502
Walgreens Boots Alliance, Inc.	5,592	385,233

		610,735

Retail-Hair Salons - 0.0%

Regis Corp.†	2,274	36,589

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	1,980	40,293
La-Z-Boy, Inc.	2,139	65,668
Nitori Holdings Co., Ltd.	1,600	268,196
RH†#	240	20,371

		394,528

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.†#	20,490	88,722
Matahari Department Store Tbk PT	99,500	76,722
TJX Cos., Inc.	322	26,623

		192,067

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†	662	44,255
Lagardere SCA	1,632	47,963

		92,218

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†	2,153	27,989
FirstCash, Inc.	521	38,398

		66,387

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.#	232	15,333

Retail-Restaurants - 0.2%

BJ’s Restaurants, Inc.	1,106	48,111
Dave & Buster’s Entertainment, Inc.†	584	26,145
Dine Brands Global, Inc.#	915	69,522
Fiesta Restaurant Group, Inc.†#	3,348	56,916
McDonald’s Corp.	74	11,673
Red Robin Gourmet Burgers, Inc.†	820	43,993
Sonic Corp.#	807	20,272
Wingstop, Inc.	462	20,933
Yum! Brands, Inc.	152	12,370

		309,935

Rubber/Plastic Products - 0.1%

Hexpol AB	3,989	36,397
Proto Labs, Inc.†	273	29,743
Sekisui Plastics Co., Ltd.†	9,800	109,862

		176,002

Satellite Telecom - 0.1%

Cellnex Telecom SA*	2,392	61,366
Eutelsat Communications SA	2,163	50,598
Iridium Communications, Inc.†#	6,069	71,007

		182,971

Savings & Loans/Thrifts - 0.3%

Banc of California, Inc.#	3,271	65,256
BofI Holding, Inc.†#	1,193	44,368
Brookline Bancorp, Inc.	1,995	31,621
Dime Community Bancshares, Inc.	1,523	27,414
New York Community Bancorp, Inc.	10	136
Northfield Bancorp, Inc.	2,280	35,386
Northwest Bancshares, Inc.	5,465	89,681
Oritani Financial Corp.	281	4,384
People’s United Financial, Inc.	15	287
Provident Financial Services, Inc.	3,254	80,959
Sterling Bancorp	1,833	42,617
Washington Federal, Inc.	724	25,123

		447,232

Schools - 0.1%

American Public Education, Inc.†	1,318	40,528
Capella Education Co.	234	18,182
Strayer Education, Inc.#	601	53,874

		112,584

Security Services - 0.0%

Loomis AB, Series B	1,124	40,757

Semiconductor Components-Integrated Circuits - 0.3%

Analog Devices, Inc.	84	7,573
Marvell Technology Group, Ltd.	6,391	150,125
Maxim Integrated Products, Inc.	142	8,653
MaxLinear, Inc.†#	821	18,661
NXP Semiconductors NV†	2,026	252,561
Power Integrations, Inc.	1,036	69,619
QUALCOMM, Inc.	116	7,540
Renesas Electronics Corp.†	3,000	34,369

		549,101

Semiconductor Equipment - 0.3%

ASM International NV	832	59,501
ASM Pacific Technology, Ltd.	3,000	42,759
BE Semiconductor Industries NV	626	61,639
Brooks Automation, Inc.	923	24,653
Cabot Microelectronics Corp.	304	30,978
KLA-Tencor Corp.	135	15,297
Kulicke & Soffa Industries, Inc.†	1,005	23,417
Lam Research Corp.	129	24,750
Siltronic AG†	324	47,611
Teradyne, Inc.	2,970	134,838
Veeco Instruments, Inc.†	2,702	49,041

		514,484

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	148	38,777

Soap & Cleaning Preparation - 0.2%

Church & Dwight Co., Inc.	380	18,692
Ontex Group NV	1,095	31,590
Unilever Indonesia Tbk PT	78,300	306,449

		356,731

Software Tools - 0.4%

VMware, Inc., Class A†#	4,699	619,093

Steel Pipe & Tube - 0.0%

TimkenSteel Corp.†	2,433	39,804

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	19,364	99,918
JFE Holdings, Inc.	10,400	240,330
Nucor Corp.	166	10,857

		351,105

Steel-Specialty - 0.1%

Hitachi Metals, Ltd.	7,700	98,574
Outokumpu Oyj	5,028	40,699

		139,273

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	1,994	83,648

Telecom Equipment-Fiber Optics - 0.1%

Oclaro, Inc.†	6,986	50,090
Viavi Solutions, Inc.†	8,178	78,672

		128,762

Telecom Services - 0.6%

China Telecom Corp., Ltd.	506,000	220,700
Consolidated Communications Holdings, Inc.#	3,206	37,061
Telekomunikasi Indonesia Persero Tbk PT	2,269,300	658,931
Tower Bersama Infrastructure Tbk PT	262,800	107,092
Vonage Holdings Corp.†	2,622	26,613
XL Axiata Tbk PT†	216,000	46,203

		1,096,600

Telecommunication Equipment - 0.2%

Juniper Networks, Inc.	10,063	258,217
Nortel Networks Corp.†(1)(2)	62	0

		258,217

Telephone-Integrated - 1.0%

AT&T, Inc.	6,194	224,842
BT Group PLC	53,920	177,694
Cincinnati Bell, Inc.†	2,286	36,919
Freenet AG	2,004	69,394
Frontier Communications Corp.#	4,024	28,289
GCI Liberty, Inc.†	653	25,108
Nippon Telegraph & Telephone Corp.	12,300	569,644
SoftBank Group Corp.	4,900	404,264
Sunrise Communications Group AG*	495	46,942
Telefonica Deutschland Holding AG	9,923	45,850
Verizon Communications, Inc.	1,851	88,367

		1,717,313

Television - 0.1%

AMC Networks, Inc., Class A†	1,600	84,112
ION Media Networks, Inc.†(1)(2)	18	16,024
RTL Group SA	601	52,757
Surya Citra Media Tbk PT	253,200	52,102

		204,995

Therapeutics - 0.0%

Anika Therapeutics, Inc.†	319	16,604

Tobacco - 0.5%

Altria Group, Inc.	6,902	434,481
Gudang Garam Tbk PT	24,400	141,028
Hanjaya Mandala Sampoerna Tbk PT	467,100	163,200
Philip Morris International, Inc.	191	19,778
Universal Corp.	1,717	84,391

		842,878

Tools-Hand Held - 0.0%

Snap-on, Inc.	5	796

Toys - 0.2%

Bandai Namco Holdings, Inc.	5,500	177,469
Nintendo Co., Ltd.	200	91,469

		268,938

Transactional Software - 0.3%

Amadeus IT Group SA	5,588	410,130
SimCorp A/S	636	39,789

		449,919

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	1,644	100,037

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.#	1,757	91,013

Transport-Rail - 0.3%

Central Japan Railway Co.	1,900	353,534
CSX Corp.	400	21,488
Kansas City Southern	267	27,512
Union Pacific Corp.	957	124,649

		527,183

Transport-Services - 0.2%

bpost SA	1,532	51,919
Echo Global Logistics, Inc.†	1,528	40,416
Expeditors International of Washington, Inc.	36	2,339
Hub Group, Inc., Class A†	2,213	96,597
Matson, Inc.	2,953	84,160

		275,431

Transport-Truck - 0.3%

ArcBest Corp.	1,863	61,665
Forward Air Corp.	366	19,764
Marten Transport, Ltd.	1,583	34,272
Old Dominion Freight Line, Inc.	130	18,060
Saia, Inc.†	803	58,338
Sankyu, Inc.†	5,400	261,611

		453,710

Travel Services - 0.1%

HIS Co., Ltd.	6,300	233,308

Venture Capital - 0.1%

Hercules Capital, Inc.#	2,680	32,294
IP Group PLC†	18,590	29,277
Jafco Co., Ltd.	1,000	50,240
Safeguard Scientifics, Inc.†	1,970	24,034

		135,845

Veterinary Diagnostics - 0.0%

Neogen Corp.†	622	36,244

Water - 0.0%

American States Water Co.	437	23,213
California Water Service Group	629	23,871

		47,084

Web Hosting/Design - 0.4%

GoDaddy, Inc., Class A†	5,194	310,653
NIC, Inc.	1,437	19,400
Shopify, Inc., Class A†	2,311	319,403
VeriSign, Inc.†#	480	55,690

		705,146

Web Portals/ISP - 1.1%

Alphabet, Inc., Class A†	122	134,678
Alphabet, Inc., Class C†	339	374,503
Baidu, Inc. ADR†	1,580	398,697
Blucora, Inc.†	3,363	78,358
GMO Internet, Inc.#	7,600	135,363
SINA Corp.†	4,699	549,454
United Internet AG	3,636	247,245

		1,918,298

Wire & Cable Products - 0.1%

Encore Wire Corp.	1,623	85,045
General Cable Corp.	3,154	93,201

		178,246

Wireless Equipment - 0.0%

GN Store Nord A/S	2,143	73,800

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	1,656	57,778

Total Common Stocks
(cost $112,795,589)		123,069,664

EXCHANGE-TRADED FUNDS - 7.7%

iShares Core S&P Small-Cap ETF	1,180	89,373
iShares MSCI Brazil ETF#	154,700	7,035,756
iShares Russell 1000 Growth ETF	515	72,249
iShares Russell 1000 Value ETF	671	82,399
PowerShares Senior Loan Portfolio	1,266	29,245
SPDR Blackstone/GSO Senior Loan ETF#	124,600	5,914,762
SPDR S&P 500 ETF Trust, Series 1	185	50,255

Total Exchange-Traded Funds
(cost $12,987,635)		13,274,039

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(2)
(cost $0)	45,000	5

CLOSED-END FUNDS - 0.0%

BB Biotech AG#
(cost $60,528)	867	62,928

ASSET BACKED SECURITIES - 2.4%
Diversified Financial Services - 2.4%

BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	100,000	99,910
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	555,000	549,931
Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.82% due 09/15/2022	1,000,000	986,425
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,379,673
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	1,000,000	982,688

Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	75,000	74,574

Total Asset Backed Securities
(cost $4,143,357)		4,073,201

U.S. CORPORATE BONDS & NOTES - 5.0%
Auto-Cars/Light Trucks - 0.7%

Ford Motor Credit Co. LLC FRS Senior Notes 2.72% (3 ML+0.93%) due 11/04/2019	1,270,000	1,281,089

Computers - 0.8%

Apple, Inc. FRS Senior Notes 1.87% (3 ML+0.08%) due 02/08/2019	1,290,000	1,290,618

Diversified Banking Institutions - 2.1%

Citigroup, Inc. FRS Senior Notes 2.65% (3 ML+0.88%) due 07/30/2018	1,285,000	1,288,677
Goldman Sachs Group, Inc. FRS Senior Notes 2.94% (3 ML+1.10%) due 11/15/2018	1,280,000	1,287,716
JPMorgan Chase & Co. FRS Senior Notes 2.65% (3 ML+0.90%) due 04/25/2023	1,100,000	1,114,766

		3,691,159

Finance-Credit Card - 0.8%

American Express Credit Corp. FRS Senior Notes 2.12% (3 ML+0.33%) due 05/03/2019	1,290,000	1,292,490

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	1,782
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)(2)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)(2)†	69,000	7

		1,796

Telephone-Integrated - 0.6%

AT&T, Inc. FRS Senior Notes 2.67% (3 ML+0.95%) due 07/15/2021	1,000,000	1,013,957

Total U.S. Corporate Bonds & Notes
(cost $8,563,589)		8,571,109

FOREIGN CORPORATE BONDS & NOTES - 3.0%
Banks-Commercial - 1.3%

Royal Bank of Canada FRS Senior Notes 2.40% (3ML + 0.38%) due 03/02/2020	1,100,000	1,103,582
Westpac Banking Corp. FRS Senior Notes 2.46% (3ML + 0.43%) due 03/06/2020	1,075,000	1,079,347

		2,182,929

Diversified Manufacturing Operations - 0.8%

Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 1.88% (3 ML+0.32%) due 09/13/2019*	1,290,000	1,294,682

Oil Companies-Integrated - 0.2%

Shell International Finance BV FRS Company Guar. Notes 2.26% (3 ML+0.45%) due 05/11/2020	311,000	313,496

Soap & Cleaning Preparation - 0.7%

Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 2.23% (3 ML+0.56%) due 06/24/2022*	1,295,000	1,291,145

Total Foreign Corporate Bonds & Notes
(cost $5,089,862)		5,082,252

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Sovereign - 1.4%

Republic of Indonesia Senior Notes 4.75% due 01/08/2026	375,000	390,959
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,225,000	1,281,394
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	590,000	713,965

Total Foreign Government Obligations
(cost $2,538,009)		2,386,318

Total Long-Term Investment Securities
(cost $146,178,569)		156,519,516

SHORT-TERM INVESTMENT SECURITIES - 10.4%
Registered Investment Companies - 9.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(3)	11,871,635	11,871,635
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)	3,797,386	3,797,386

		15,669,021

U.S. Government Treasuries - 1.3%

United States Treasury Bills
1.41% due 06/07/2018(5)	2,135,000	2,125,657
1.55% due 06/07/2018(5)	70,000	69,694
1.59% due 06/07/2018(5)	10,000	9,954

		2,205,305

Total Short-Term Investment Securities
(cost $17,875,545)		17,874,326

TOTAL INVESTMENTS
(cost $164,054,114)	101.6%	174,393,842
Liabilities in excess of other assets	(1.6)	(2,681,036)

NET ASSETS	100.0%	$171,712,806

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $3,329,095 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $16,043 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of February 28, 2018.
(4)	At February 28, 2018, the Fund had loaned securities with a total value of $10,021,931. This was secured by collateral of $3,797,386, which was received in cash and subsequently invested in short-term investments currently valued at $3,797,386 as reported in the Portfolio of Investments. Additional collateral of $6,620,690 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$1,280,446
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	459,620
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	475,225
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	242,847
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	4,162,552

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

ADR - American Depositary Receipt

CHF - Swiss Franc

ETF - Exchange - Traded Funds

FRS - Floating Rate Security

The rates shown on the FRS is the current interest rates as of February 28, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3ML - 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
29	Short	mini MSCI EAFE Index	March 2018	$2,925,304	2,952,925	$(27,621)
22	Short	mini MSCI Emerging Markets Index	March 2018	1,237,949	1,301,300	(63,351)
97	Short	Russell 1000 E-Mini Growth Index	March 2018	6,541,464	6,832,680	(291,216)
347	Long	SGX Nifty 50 Index	March 2018	7,215,185	7,300,186	85,001
83	Short	S&P 500 E-Mini Index	March 2018	11,065,249	11,264,760	(199,511)
75	Long	Russell 1000 E-Mini Value Index	March 2018	4,563,648	$4,518,375	(45,273)
10	Long	Russell 2000 E-Mini Index	March 2018	774,345	755,600	(18,745)

						$(560,716)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	INR	507,400,000	USD	7,873,096	03/21/2018	$101,478	$—
	JPY	519,400,000	USD	4,646,951	03/22/2018	—	(227,990)
	USD	8,601,295	EUR	7,100,000	03/21/2018	73,048	—
	USD	2,340,814	IDR	32,020,000,000	03/21/2018	—	(14,878)
	USD	15,020,662	INR	975,100,000	03/21/2018	—	(85,493)
	USD	7,246,283	JPY	798,700,000	03/22/2018	250,088	—

Net Unrealized Appreciation/(Depreciation)						$424,614	$(328,361)

EUR - Euro Currency

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunications Equipment	$258,217	$—		$0	$258,217
Television	188,971	—		16,024	204,995
Other Industries	78,020,110	44,586,342	#	—	122,606,452
Exchange-Traded Funds	13,274,039	—		—	13,274,039
Preferred Securities/Capital Securities	—	—		5	5
Closed-End Funds	—	62,928	#	0	62,928
Asset Backed Securities	—	4,073,201		—	4,073,201
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	1,782		14	1,796
Other Industries	—	8,569,313		—	8,569,313
Foreign Corporate Bonds & Notes	—	5,082,252		—	5,082,252
Foreign Government Obligations	—	2,386,318		—	2,386,318
Short-Term Investment Securities:
Registered Investment Companies	15,669,021	—		—	15,669,021
Other Short-Term Investment Securities	—	2,205,305		—	2,205,305

Total Investments at Value	$107,410,358	$66,967,441		$16,043	$174,393,842

Other Financial Instruments:†
Futures Contracts	$85,001	$—		$—	$85,001
Forward Foreign Currency Contracts	—	424,614		—	424,614

	$85,001	$424,614		$—	$509,615

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$645,717	$—		$—	$645,717
Forward Foreign Currency Contracts	—	328,361		—	328,361

	$645,717	$328,361		$—	$974,078

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1 ).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $23,864,127 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.8%
Aerospace/Defense - 4.0%

Boeing Co.	74,934	$27,141,844
General Dynamics Corp.	1,400	311,430
Northrop Grumman Corp.	10,000	3,500,400
Raytheon Co.	400	87,004

		31,040,678

Aerospace/Defense-Equipment - 0.3%

Harris Corp.	14,300	2,232,945

Airlines - 2.3%

Alaska Air Group, Inc.	35,200	2,270,400
American Airlines Group, Inc.#	226,144	12,268,312
Delta Air Lines, Inc.	45,800	2,468,620
United Continental Holdings, Inc.†	13,500	915,165

		17,922,497

Applications Software - 10.0%

Intuit, Inc.	46,720	7,795,699
Microsoft Corp.	382,837	35,898,626
Red Hat, Inc.†	49,033	7,227,464
salesforce.com, Inc.†	127,767	14,852,914
ServiceNow, Inc.†	80,900	13,025,709

		78,800,412

Auto-Cars/Light Trucks - 0.9%

Ferrari NV#	16,776	2,083,747
Tesla, Inc.†#	14,227	4,880,715

		6,964,462

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC	18,400	1,680,472

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	11,000	627,330
Northern Trust Corp.	1,500	158,805
State Street Corp.	63,849	6,777,571

		7,563,706

Beverages-Non-alcoholic - 0.1%

Monster Beverage Corp.†	7,800	494,286

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A	5,300	1,142,044

Casino Hotels - 0.0%

Wynn Resorts, Ltd.#	1,000	167,500

Chemicals-Diversified - 0.1%

DowDuPont, Inc.	12,469	876,571

Coatings/Paint - 0.4%

Sherwin-Williams Co.	7,300	2,931,534

Commercial Services - 0.4%

Cintas Corp.	9,064	1,546,862
CoStar Group, Inc.†	3,667	1,254,591

		2,801,453

Commercial Services-Finance - 3.2%

FleetCor Technologies, Inc.†	14,400	2,878,992
Global Payments, Inc.	58,735	6,659,962
IHS Markit, Ltd.†	2,216	104,263
PayPal Holdings, Inc.†	126,252	10,025,671
S&P Global, Inc.	18,200	3,490,760
Worldpay, Inc., Class A†	26,338	2,140,752

		25,300,400

Computers - 1.1%

Apple, Inc.	48,400	8,621,008

Containers-Metal/Glass - 0.0%

Ball Corp.#	9,054	361,707

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	25,900	1,473,710
Royal Caribbean Cruises, Ltd.	36,004	4,558,106

		6,031,816

Data Processing/Management - 1.3%

Fidelity National Information Services, Inc.	34,200	3,323,556
Fiserv, Inc.†	46,644	6,688,283

		10,011,839

Diagnostic Equipment - 2.2%

Abbott Laboratories	3,800	229,254
Danaher Corp.	88,819	8,684,722
Thermo Fisher Scientific, Inc.	39,922	8,326,931

		17,240,907

Diversified Banking Institutions - 3.2%

Citigroup, Inc.	7,800	588,822
JPMorgan Chase & Co.	60,700	7,010,850
Morgan Stanley	315,944	17,699,183

		25,298,855

Diversified Manufacturing Operations - 0.0%

Textron, Inc.	1,400	83,790

E-Commerce/Products - 13.8%

Alibaba Group Holding, Ltd. ADR†#	153,814	28,630,938
Amazon.com, Inc.†	52,741	79,768,125

		108,399,063

E-Commerce/Services - 4.1%

Booking Holdings, Inc.†	15,322	31,165,561
Ctrip.com International, Ltd. ADR†	16,380	753,152

		31,918,713

Electric-Integrated - 0.1%

NextEra Energy, Inc.	6,400	973,760

Electronic Components-Misc. - 0.0%

Corning, Inc.	4,400	127,952

Electronic Components-Semiconductors - 1.5%

Broadcom, Ltd.	24,700	6,087,562
Microchip Technology, Inc.#	17,121	1,522,571
Texas Instruments, Inc.	39,300	4,258,155

		11,868,288

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	5,300	363,527
Fortive Corp.	51,090	3,923,712

		4,287,239

Enterprise Software/Service - 0.6%

Workday, Inc., Class A†#	38,900	4,927,463

Entertainment Software - 0.8%

Activision Blizzard, Inc.	22,100	1,616,173
Electronic Arts, Inc.†	35,700	4,416,090

		6,032,263

Finance-Credit Card - 6.0%

Mastercard, Inc., Class A	123,759	21,751,882

Visa, Inc., Class A#	205,545	25,269,702

		47,021,584

Finance-Investment Banker/Broker - 2.1%

Charles Schwab Corp.	56,500	2,995,630
TD Ameritrade Holding Corp.	229,046	13,170,145

		16,165,775

Finance-Other Services - 1.0%

Intercontinental Exchange, Inc.	102,254	7,472,722

Gas-Distribution - 0.2%

Sempra Energy	12,474	1,359,417

Hotels/Motels - 1.3%

Hilton Worldwide Holdings, Inc.	24,253	1,959,400
Marriott International, Inc., Class A	60,690	8,570,035

		10,529,435

Instruments-Controls - 0.7%

Honeywell International, Inc.	37,600	5,681,736

Insurance Brokers - 0.9%

Marsh & McLennan Cos., Inc.	17,618	1,462,646
Willis Towers Watson PLC	35,400	5,589,660

		7,052,306

Insurance-Multi-line - 0.1%

Chubb, Ltd.	5,600	794,752

Insurance-Property/Casualty - 0.2%

Progressive Corp.	28,570	1,645,061

Internet Application Software - 2.3%

Tencent Holdings, Ltd.	334,400	18,339,755

Internet Content-Entertainment - 6.2%

Facebook, Inc., Class A†	213,544	38,079,166
Netflix, Inc.†	35,733	10,411,882

		48,491,048

Internet Security - 0.1%

Symantec Corp.	35,800	941,182

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	6,940	1,085,694

Machinery-General Industrial - 0.6%

Roper Technologies, Inc.	17,100	4,704,039

Medical Instruments - 1.4%

Intuitive Surgical, Inc.†	25,550	10,895,797

Medical Products - 3.1%

Becton Dickinson and Co.	55,567	12,336,985
Stryker Corp.	72,380	11,737,141

		24,074,126

Medical-Biomedical/Gene - 3.3%

Alexion Pharmaceuticals, Inc.†	63,495	7,457,488
Biogen, Inc.†	13,321	3,849,636
Celgene Corp.†	2,155	187,744
Illumina, Inc.†	1,073	244,665
Incyte Corp.†	5,500	468,380
Regeneron Pharmaceuticals, Inc.†	300	96,132
Vertex Pharmaceuticals, Inc.†	80,500	13,365,415

		25,669,460

Medical-Drugs - 0.1%

Merck & Co., Inc.	1,400	75,908
Zoetis, Inc.	7,700	622,622

		698,530

Medical-HMO - 5.8%

Aetna, Inc.	17,821	3,155,386
Anthem, Inc.	30,800	7,249,704
Cigna Corp.	47,700	9,343,953
Humana, Inc.	18,500	5,028,670
UnitedHealth Group, Inc.	91,503	20,694,319

		45,472,032

Real Estate Investment Trusts - 0.5%

American Tower Corp.	27,624	3,848,852
Equinix, Inc.	256	100,377

		3,949,229

Retail-Apparel/Shoe - 0.8%

Ross Stores, Inc.	72,500	5,661,525
Tapestry, Inc.	9,700	493,827

		6,155,352

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc.†	326	79,606

Retail-Building Products - 0.9%

Home Depot, Inc.	38,862	7,083,377
Lowe’s Cos., Inc.	2,551	228,544

		7,311,921

Retail-Discount - 0.6%

Costco Wholesale Corp.	900	171,810
Dollar General Corp.	51,400	4,861,926

		5,033,736

Retail-Major Department Stores - 0.0%

TJX Cos., Inc.	800	66,144

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	200	40,670

Retail-Restaurants - 1.1%

McDonald’s Corp.	13,800	2,176,812
Yum! Brands, Inc.	74,406	6,055,160

		8,231,972

Semiconductor Components-Integrated Circuits - 0.3%

Maxim Integrated Products, Inc.	34,300	2,090,242

Semiconductor Equipment - 0.2%

ASML Holding NV	4,515	882,186
Lam Research Corp.	2,200	422,092

		1,304,278

Software Tools - 0.1%

VMware, Inc., Class A†#	7,400	974,950

Tobacco - 0.2%

Philip Morris International, Inc.	12,500	1,294,375

Tools-Hand Held - 0.3%

Stanley Black & Decker, Inc.	14,700	2,340,093

Transport-Rail - 0.3%

Canadian Pacific Railway, Ltd.	8,400	1,500,492
CSX Corp.	16,800	902,496

Union Pacific Corp.	1,300	169,325

		2,572,313

Transport-Services - 0.0%

FedEx Corp.	1,200	295,692

Web Portals/ISP - 6.0%

Alphabet, Inc., Class A†	12,800	14,130,176
Alphabet, Inc., Class C†	29,734	32,848,042

		46,978,218

Total Long-Term Investment Securities
(cost $414,788,047)		782,916,865

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Institutional U.S. Government Money Market Fund Premier Class 1.30%(1)	852,459	852,459
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	973,100	973,100
T. Rowe Price Government Reserve Fund 1.36%(1)	1,622,767	1,622,767

Total Short-Term Investment Securities
(cost $3,448,326)		3,448,326

TOTAL INVESTMENTS
(cost $418,236,373)	100.2%	786,365,191
Liabilities in excess of other assets	(0.2)	(1,528,762)

NET ASSETS	100.0%	$784,836,429

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rates shown is the 7-day yield as of February 28, 2018.
(2)	At February 28, 2018, the Fund had loaned securities with a total value of $54,008,758. This was secured by collateral of $973,100, which was received in cash and subsequently invested in short-term investments currently valued at $973,100 as reported in the Portfolio of Investments. Additional collateral of $54,700,139 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$8,599,258
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	3,086,729
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	3,191,529
United States Treasury Bills	0.00%	04/05/2018 to 11/08/2018	1,917,395
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	37,905,228

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$764,577,110	$18,339,755	**	$—	$782,916,865
Short-Term Investment Securities:	3,448,326	—		—	3,448,326

Total Investments at Value	$768,025,436	$18,339,755		$—	$786,365,191

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $18,339,755 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Aerospace/Defense - 2.7%

General Dynamics Corp.	2,900	$645,105
Spirit AeroSystems Holdings, Inc., Class A	11,100	1,013,319

		1,658,424

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	7,190	968,781

Apparel Manufacturers - 0.8%

Hanesbrands, Inc.#	26,200	508,280

Applications Software - 1.7%

Microsoft Corp.	11,135	1,044,129

Banks-Fiduciary - 1.7%

State Street Corp.	9,810	1,041,332

Banks-Super Regional - 5.4%

Capital One Financial Corp.	6,725	658,579
KeyCorp	42,000	887,460
PNC Financial Services Group, Inc.	4,425	697,646
Wells Fargo & Co.	18,945	1,106,577

		3,350,262

Beverages-Non-alcoholic - 1.5%

Coca-Cola European Partners PLC	24,400	927,688

Building & Construction Products-Misc. - 1.3%

Owens Corning	10,100	821,130

Building Products-Air & Heating - 1.1%

Johnson Controls International PLC	19,443	716,863

Cable/Satellite TV - 1.2%

Comcast Corp., Class A	20,200	731,442

Chemicals-Diversified - 3.9%

Celanese Corp., Series A	8,500	857,310
DowDuPont, Inc.	14,014	985,184
LyondellBasell Industries NV, Class A	5,700	616,854

		2,459,348

Chemicals-Specialty - 0.6%

Versum Materials, Inc.	10,200	377,604

Commercial Services - 0.7%

Nielsen Holdings PLC	12,800	417,664

Computers - 1.7%

Hewlett Packard Enterprise Co.	56,100	1,042,899

Cruise Lines - 3.2%

Carnival Corp.	8,800	588,808
Norwegian Cruise Line Holdings, Ltd.†	12,100	688,490
Royal Caribbean Cruises, Ltd.	5,900	746,940

		2,024,238

Diversified Banking Institutions - 8.0%

Bank of America Corp.	52,626	1,689,295
Citigroup, Inc.	22,010	1,661,535
JPMorgan Chase & Co.	14,205	1,640,677

		4,991,507

Diversified Manufacturing Operations - 1.4%

General Electric Co.	60,000	846,600

Diversified Minerals - 0.4%

Fairmount Santrol Holdings, Inc.†#	50,100	224,448

Electronic Components-Semiconductors - 4.0%

Broadcom, Ltd.	2,300	566,858
Microchip Technology, Inc.#	11,400	1,013,802
Texas Instruments, Inc.	8,620	933,977

		2,514,637

Enterprise Software/Service - 3.4%

Black Knight, Inc.†	4,944	235,581
Micro Focus International PLC ADR	33,665	944,640
Oracle Corp.	18,500	937,395

		2,117,616

Finance-Consumer Loans - 2.6%

Navient Corp.	39,105	506,801
SLM Corp.†	102,505	1,118,329

		1,625,130

Finance-Credit Card - 1.8%

American Express Co.	11,455	1,116,977

Finance-Investment Banker/Broker - 1.5%

E*TRADE Financial Corp.†	17,700	924,471

Finance-Mortgage Loan/Banker - 1.0%

FNF Group	15,200	606,936

Home Decoration Products - 0.4%

Newell Brands, Inc.	10,400	267,176

Industrial Gases - 1.5%

Air Products & Chemicals, Inc.	5,900	948,661

Insurance Brokers - 1.2%

Willis Towers Watson PLC	4,600	726,340

Insurance-Property/Casualty - 1.2%

XL Group, Ltd.	18,000	761,580

Insurance-Reinsurance - 1.6%

Berkshire Hathaway, Inc., Class B†	4,800	994,560

Medical Instruments - 1.5%

Medtronic PLC	11,530	921,132

Medical-Drugs - 4.6%

Johnson & Johnson	5,485	712,392
Merck & Co., Inc.	12,900	699,438
Pfizer, Inc.	24,841	901,977
Sanofi ADR	13,400	525,950

		2,839,757

Medical-Generic Drugs - 0.5%

Teva Pharmaceutical Industries, Ltd. ADR#	18,000	336,960

Medical-HMO - 5.1%

Anthem, Inc.	4,715	1,109,817
Cigna Corp.	4,800	940,272
UnitedHealth Group, Inc.	5,020	1,135,323

		3,185,412

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	9,800	678,258

Multimedia - 1.7%

Twenty-First Century Fox, Inc., Class A	29,500	1,086,190

Oil Companies-Exploration & Production - 5.8%

ConocoPhillips	17,365	943,093
Hess Corp.#	20,200	917,484
Kosmos Energy, Ltd.†#	68,297	368,121
Occidental Petroleum Corp.	12,965	850,504
Vermilion Energy, Inc.#	16,300	536,759

		3,615,961

Oil Companies-Integrated - 2.9%

BP PLC ADR	23,235	902,912
Chevron Corp.	7,900	884,168

		1,787,080

Oil Refining & Marketing - 1.4%

Phillips 66	9,600	867,552

Pharmacy Services - 1.1%

Express Scripts Holding Co.†	9,400	709,230

Rental Auto/Equipment - 1.1%

AMERCO	2,000	688,000

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	11,500	1,030,285

Retail-Discount - 1.6%

Dollar General Corp.	10,800	1,021,572

Retail-Drug Store - 1.1%

CVS Health Corp.	10,500	711,165

Savings & Loans/Thrifts - 1.2%

New York Community Bancorp, Inc.	56,600	770,892

Semiconductor Components-Integrated Circuits - 1.7%

QUALCOMM, Inc.	15,900	1,033,500

Telephone-Integrated - 1.3%

Verizon Communications, Inc.	17,138	818,168

Tobacco - 2.6%

Altria Group, Inc.	12,570	791,282
Philip Morris International, Inc.	8,000	828,400

		1,619,682

Tools-Hand Held - 1.3%

Stanley Black & Decker, Inc.	5,260	837,339

Total Long-Term Investment Securities
(cost $46,044,205)		61,314,858

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	581,195	581,195

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/18	$1,062,000	1,062,000

Total Short-Term Investment Securities
(cost $1,643,195)		1,643,195

TOTAL INVESTMENTS
(cost $47,687,400)	101.1%	62,958,053
Liabilities in excess of other assets	(1.1)	(659,283)

NET ASSETS	100.0%	$62,298,770

†	Non-income producing security
#	The security or a portion thereof is out on loan.

ADR - American Depositary Receipt

(1)	At February 28, 2018, the Fund had loaned securities with a total value of $3,234,223. This was secured by collateral of $581,195, which was received in cash and subsequently invested in short-term investments currently valued at $581,195 as reported in the Portfolio of Investments. Additional collateral of $2,801,814 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$137,615
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	49,397
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	51,074
United States Treasury Bills	0.00%	04/05/2018 to 11/08/2018	189,885
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	2,373,843

(2)	The rate shown is the 7-day yield as of February 28, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$61,314,858	$—	$—	$61,314,858
Short-Term Investment Securities:
Registered Investment Companies	581,195	—	—	581,195
Time Deposits	—	1,062,000	—	1,062,000

Total Investments at Value	$61,896,053	$1,062,000	$—	$62,958,053

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

ASSET BACKED SECURITIES - 2.9%
Diversified Financial Services - 2.9%

Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	$100,000	$98,807
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	189,870
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	150,000	148,630
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	108,027
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	222,161
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	173,561	172,359
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(9)	277,766	276,144
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	113,181
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	128,000	127,437
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	333,000	334,186
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(9)	125,000	124,040
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,751,621
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	478,567
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	121,579
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	287,000	285,704
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	248,255
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	196,104
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	240,547
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	112,000	110,661
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	390,770
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	32,887
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(9)	790,000	775,108
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	250,000	246,871
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	99,580
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,797
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	225,000	223,723

Total Asset Backed Securities
(cost $7,373,891)		7,214,616

U.S. CORPORATE BONDS & NOTES - 23.2%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024#	116,000	118,487

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Senior Notes 1.90% due 05/04/2020	213,000	209,616

Agricultural Chemicals - 0.2%

Mosaic Co. Senior Notes 3.25% due 11/15/2022	141,000	138,301
Mosaic Co. Senior Notes 4.05% due 11/15/2027	192,000	187,225
Mosaic Co. Senior Notes 4.88% due 11/15/2041	82,000	77,832

		403,358

Applications Software - 0.1%

Microsoft Corp. Senior Notes 4.10% due 02/06/2037	148,000	155,451

Auto-Cars/Light Trucks - 1.2%

American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	32,000	31,419

American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019#	198,000	196,097
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	188,000	185,827
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	192,000	185,036
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	253,000	250,254
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	408,459
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020#	627,000	611,650
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	445,000	436,717
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	324,235
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	407,000	404,446

		3,034,140

Auto-Heavy Duty Trucks - 0.1%

PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	137,000	134,511

Auto/Truck Parts & Equipment-Original - 0.0%

Lear Corp. Senior Notes 3.80% due 09/15/2027	100,000	96,709

Banks-Commercial - 1.8%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	846,000	873,996
BB&T Corp. Senior Notes 2.15% due 02/01/2021	192,000	187,997
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	202,000	197,920
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	546,111
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	258,088
PNC Bank NA Senior Notes 2.00% due 05/19/2020	288,000	282,792
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	304,000	296,326
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	869,000	1,148,055
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023*	198,000	193,607
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	287,000	287,467
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	141,000	137,746

		4,410,105

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	135,000	131,769
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	548,944

		680,713

Banks-Super Regional - 1.2%

Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	199,000	197,325
Citibank NA Senior Notes 2.13% due 10/20/2020	429,000	419,436
Huntington National Bank Senior Notes 2.38% due 03/10/2020	254,000	252,055
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,294,000	1,275,401
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	33,000	32,463
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	335,000	346,530
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	41,000	43,299
Wells Fargo Bank NA Senior Notes 2.40% due 01/15/2020	359,000	356,228

		2,922,737

Brewery - 0.5%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	403,000	399,216
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	277,000	291,088

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	589,000	628,132

		1,318,436

Broadcast Services/Program - 0.0%

Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	103,000	102,829

Building & Construction Products-Misc. - 0.2%

Owens Corning Company Guar. Notes 4.30% due 07/15/2047	401,000	368,943
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	121,000	113,140

		482,083

Building Products-Air & Heating - 0.0%

Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	116,000	113,083

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	90,000	83,573
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	218,000	215,224

		298,797

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.50% due 05/15/2047	147,000	141,922

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	250,000	236,250

Cable/Satellite TV - 0.2%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	132,000	122,054
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	75,000	74,238
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	170,000	191,948
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	172,000	164,161

		552,401

Chemicals-Diversified - 0.0%

Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	108,000	103,694

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	230,518

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 3.75% due 03/15/2027	89,000	87,228
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	89,000	82,170
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	86,000	84,809
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	161,000	156,995

		411,202

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	280,198

Computer Services - 0.5%

IBM Credit LLC Senior Notes 1.63% due 09/06/2019	351,000	346,259
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	794,000	788,755

		1,135,014

Computers - 0.5%

Apple, Inc. Senior Notes 2.45% due 08/04/2026	264,000	244,547
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	238,346
Apple, Inc. Senior Notes 3.75% due 11/13/2047#	203,000	193,479
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	510,000	623,844
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	39,000	41,623

		1,341,839

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022	133,000	130,457

Diversified Banking Institutions - 3.4%

Bank of America Corp. Senior Notes 3.55% due 03/05/2024	218,000	218,000
Bank of America Corp. Senior Notes 3.59% due 07/21/2028#	264,000	257,125
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	178,000	170,575
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	788,000	787,626
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	401,878
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	304,000	296,670
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	171,000	167,263
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	844,000	864,095
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	278,000	283,706
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	153,762
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	295,000	287,514
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	51,000	51,391
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	348,000	336,283
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	371,173
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	514,000	649,464
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	408,000	402,719
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	573,000	553,215
Morgan Stanley Senior Notes 2.75% due 05/19/2022	530,000	518,390
Morgan Stanley Senior Notes 3.59% due 07/22/2028	186,000	179,582
Morgan Stanley Senior Notes 3.77% due 01/24/2029	174,000	170,273
Morgan Stanley Senior Notes 3.97% due 07/22/2038	143,000	139,406
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	528,000	537,483
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	638,000	678,862

		8,476,455

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	356,769

Diversified Manufacturing Operations - 0.1%

Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	230,000	226,405

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	451,000	471,125

Electric-Integrated - 1.3%

Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	136,000	134,361
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	332,284
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	188,676
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	267,000	266,630
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	164,964
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	107,000	105,847
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	329,000	345,799
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	726,000	957,149
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	177,000	173,914

Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	321,928
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	324,000	337,549

		3,329,101

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	147,000	146,794
Jabil, Inc. Senior Notes 3.95% due 01/12/2028#	145,000	139,180

		285,974

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 2.35% due 05/11/2022	378,000	369,669

Enterprise Software/Service - 0.4%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	635,000	613,794
Oracle Corp. Senior Notes 3.80% due 11/15/2037	176,000	174,049
Oracle Corp. Senior Notes 3.85% due 07/15/2036#	94,000	94,112
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	74,330

		956,285

Finance-Credit Card - 0.3%

American Express Co. Senior Notes 2.50% due 08/01/2022	656,000	634,386

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	174,000	165,145
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	3,604
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)(8)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)(8)	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	162,000	160,890

		329,659

Finance-Leasing Companies - 0.1%

Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	135,000	133,946

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	352,000	347,802
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	192,000	185,528
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	146,000	142,133

		675,463

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	111,000	107,323

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	265,393

Food-Retail - 0.1%

Kroger Co. Senior Notes 4.65% due 01/15/2048#	291,000	280,945

Gas-Distribution - 0.0%

NiSource, Inc. Senior Notes 4.38% due 05/15/2047	94,000	95,239

Insurance-Life/Health - 0.1%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	80,000	74,605
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	89,000	88,223

		162,828

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	197,861
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	485,000	483,392

		681,253

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	102,000	99,047

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	192,293
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	498,000	486,739

		778,079

Insurance-Property/Casualty - 0.1%

Markel Corp. Senior Notes 4.30% due 11/01/2047	168,000	161,636

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	171,000	170,257

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	292,000	285,299
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	198,000	193,257

		478,556

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	238,000	235,099

Medical Instruments - 0.0%

Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	123,000	122,559

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	65,000	64,844
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	121,000	117,847
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	386,269
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	545,116
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	267,733

		1,381,809

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	247,000	241,443
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	174,463
Celgene Corp. Senior Notes 4.55% due 02/20/2048	361,000	350,647

		766,553

Medical-Generic Drugs - 0.1%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	264,000	260,373

Medical-HMO - 0.2%

Anthem, Inc. Senior Notes 4.38% due 12/01/2047	88,000	86,025
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	204,000	199,880
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	180,000	176,016
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	140,000	141,309

		603,230

Medical-Wholesale Drug Distribution - 0.0%

McKesson Corp. Senior Notes 3.95% due 02/16/2028	53,000	52,699

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	122,000	117,359
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#	49,000	47,794

		165,153

Multimedia - 0.0%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	24,000	24,218

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	933,000	916,232

Oil Companies-Exploration & Production - 0.7%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	377,000	449,098
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	49,000	50,356
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*#	252,000	245,700
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045#	99,000	103,691

Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	99,000	110,469
Hess Corp. Senior Notes 4.30% due 04/01/2027#	55,000	53,839
Hess Corp. Senior Notes 5.60% due 02/15/2041	234,000	240,987
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	211,000	214,383
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037#	267,000	322,775

		1,791,298

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Bonds 1.99% due 03/03/2020	455,000	449,507
Chevron Corp. Senior Notes 2.50% due 03/03/2022	272,000	267,620

		717,127

Oil Refining & Marketing - 0.1%

Andeavor Senior Notes 4.50% due 04/01/2048	89,000	81,062
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	293,000	292,365

		373,427

Oil-Field Services - 0.0%

Halliburton Co. Senior Notes 4.85% due 11/15/2035	73,000	78,184

Paper & Related Products - 0.5%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	260,000	289,589
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*#	267,000	268,678
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	375,568
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	250,076
International Paper Co. Senior Notes 4.40% due 08/15/2047	50,000	49,187
International Paper Co. Senior Notes 5.00% due 09/15/2035	106,000	115,188

		1,348,286

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	202,000	202,148

Pipelines - 1.2%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	108,000	106,269
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	274,000	265,439
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	151,000	196,273
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	98,000	93,405
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	29,000	30,362
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	341,000	384,388
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	170,000	172,641
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	179,000	169,755
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	249,000	238,774
MPLX LP Senior Notes 4.00% due 03/15/2028	152,000	149,378
MPLX LP Senior Notes 4.50% due 04/15/2038	176,000	170,762
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027#	236,000	232,502
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	78,000	78,450
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026#	183,000	185,853
Williams Partners LP Senior Notes 3.75% due 06/15/2027	81,000	78,288

Williams Partners LP Senior Notes 5.10% due 09/15/2045	354,000	366,128

		2,918,667

Real Estate Investment Trusts - 0.2%

Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	121,000	116,562
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*#	103,000	98,758
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	102,000	100,939
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	87,000	84,248

		400,507

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	171,000	166,171

Retail-Automobile - 0.1%

AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	265,000	252,394

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	496,000	486,186

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	120,997	121,820
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	127,397	137,543
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	125,676	137,636

		396,999

Retail-Restaurants - 0.0%

Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	48,000	47,463

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	393,000	393,448
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020#	658,000	707,008
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	453,649

		1,554,105

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	218,000	213,704

Telephone-Integrated - 1.3%

AT&T, Inc. Senior Notes 2.85% due 02/14/2023	298,000	296,532
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	254,000	227,435
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	333,000	321,863
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	100,000	94,746
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	889,000	890,873
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	259,000	257,795
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	161,000	157,326
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	94,225
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	394,000	367,974
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	370,000	392,126

		3,100,895

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026	169,000	159,575
GATX Corp. Senior Notes 3.50% due 03/15/2028	41,000	38,827
GATX Corp. Senior Notes 3.85% due 03/30/2027	42,000	41,309

		239,711

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	211,000	209,837

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	96,000	92,475

Total U.S. Corporate Bonds & Notes
(cost $57,870,660)		57,588,805

FOREIGN CORPORATE BONDS & NOTES - 7.3%
Aerospace/Defense-Equipment - 0.1%

Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*#	207,000	202,636

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	239,000	232,132

Banks-Commercial - 1.4%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	249,265
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	186,000	177,418
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	298,000	294,400
BPCE SA Bank Guar. Notes 2.75% due 12/02/2021	260,000	254,532
BPCE SA Sub. Notes 4.50% due 03/15/2025*	341,000	344,147
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	486,000	476,254
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	705,000	700,891
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	333,602
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	206,000	195,520
Santander UK PLC Senior Notes 2.13% due 11/03/2020	202,000	197,712
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	296,000	289,304

		3,513,045

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	176,000	175,873

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	240,856

Chemicals-Diversified - 0.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	203,461

Diversified Banking Institutions - 2.4%

Barclays PLC Sub. Notes 4.84% due 05/09/2028#	200,000	196,982
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	276,646
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	251,000	242,424
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*#	262,000	262,732
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	410,000	411,934
Deutsche Bank AG Senior Notes 3.95% due 02/27/2023#	100,000	99,897
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	224,000	222,755
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	201,000	201,695
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	217,000	209,948
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	262,000	265,120
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	100,000	96,019
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	244,000	237,105
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	350,000	350,419
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	735,000	711,096
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	420,000	420,000
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	200,000	197,025
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	201,000	199,906

UBS AG Senior Notes 2.20% due 06/08/2020*	210,000	206,718
UBS AG Senior Notes 2.45% due 12/01/2020*	210,000	206,758
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	200,000	200,105
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#	746,000	765,520

		5,980,804

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	449,000	439,789

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	398,000	393,952

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*#	207,000	200,638

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	130,064

Electric-Integrated - 0.5%

EDP Finance BV Senior Notes 3.63% due 07/15/2024*#	393,000	387,534
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	600,000	564,443
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	399,674

		1,351,651

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	101,000	101,659
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	156,000	151,320

		252,979

Insurance-Life/Health - 0.2%

Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028	525,000	505,148

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	183,000	192,884

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	97,000	97,248

Internet Application Software - 0.1%

Tencent Holdings, Ltd. Senior Notes 3.93% due 01/19/2038*	200,000	189,175

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	250,000	242,330

Medical-Drugs - 0.1%

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	192,000	183,813

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	335,000	336,735
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047#	192,000	193,064
Petroleos Mexicanos Senior Notes 6.35% due 02/12/2048*	150,000	146,235
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	175,000	177,952
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	303,000	308,112
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	199,000	196,522
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	209,000	206,006
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	127,000	121,926

		1,686,552

SupraNational Banks - 0.2%

European Investment Bank Senior Notes 1.63% due 08/14/2020	498,000	487,318

Telephone-Integrated - 0.4%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	252,000	308,700
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	151,000	150,036

Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	361,575
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	214,421

		1,034,732

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	171,868

Total Foreign Corporate Bonds & Notes
(cost $18,348,256)		18,108,948

U.S. GOVERNMENT AGENCIES - 39.2%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	325,800

Federal Home Loan Mtg. Corp. - 15.3%

2.50% due 01/01/2028	230,771	226,514
2.50% due 04/01/2028	579,563	568,741
2.50% due 03/01/2031	743,377	725,162
2.50% due 10/01/2032	957,017	933,567
3.00% due 08/01/2027	148,539	148,990
3.00% due 10/01/2042	505,432	493,732
3.00% due 11/01/2042	635,271	620,564
3.00% due 04/01/2043	708,769	691,808
3.00% due 05/01/2043	894,185	873,483
3.00% due 08/01/2043	671,978	655,899
3.00% due 07/01/2045	903,316	878,128
3.00% due 10/01/2045	445,648	432,858
3.00% due 05/01/2046	306,041	297,008
3.00% due 08/01/2046	2,672,240	2,593,364
3.50% due 01/01/2032	1,697,803	1,730,179
3.50% due 11/01/2041	616,309	618,977
3.50% due 03/01/2042	203,563	204,446
3.50% due 04/01/2042	1,136,295	1,141,226
3.50% due 06/01/2042	1,461,786	1,468,131
3.50% due 08/01/2042	270,061	271,233
3.50% due 03/01/2045	993,401	994,413
3.50% due 07/01/2045	1,227,388	1,229,152
3.50% due 08/01/2045	729,168	731,232
3.50% due 11/01/2045	474,071	474,476
3.50% due 12/01/2046	903,787	904,561
3.50% due 11/01/2047	6,630,431	6,636,113
4.00% due 09/01/2040	305,592	315,758
4.00% due 10/01/2045	895,102	920,754
4.00% due 11/01/2045	1,028,601	1,058,081
4.50% due 04/01/2044	171,762	180,184
4.50% due 09/01/2044	1,397,524	1,465,917
4.50% due 03/01/2046	272,621	285,600
5.00% due 10/01/2033	572	613
5.00% due 06/01/2039	399,683	433,490
5.00% due 11/01/2043	503,587	544,473
5.50% due 11/01/2018	1,595	1,599
5.50% due 02/01/2035	70,885	76,857
6.00% due 10/01/2033	97,964	108,734
6.00% due 03/01/2040	625	700
6.50% due 02/01/2035	2,187	2,463
6.50% due 01/01/2036	15,237	17,158
6.75% due 09/15/2029	500,000	668,409
6.75% due 03/15/2031	250,000	342,377
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	51,118	52,661
3.64% (12 ML+1.89%) due 11/01/2037	459,038	484,026
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	791,241	783,345
Series 3820, Class DA 4.00% due 11/15/2035(2)	829,901	842,576
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.21% (6.80% - 1 ML) due 09/15/2039(2)(4)(5)	254,617	27,238
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.82% (1 ML+1.20%) due 08/25/2029(2)	831,579	839,299
Series 2015-DNA1, Class M2 3.47% (1 ML+1.85%) due 10/25/2027(2)	300,000	306,432
Series 2014-DN1, Class M2 3.82% (1 ML+2.20%) due 02/25/2024(2)	499,692	514,703
Series 2014-HQ2, Class M2 3.82% (1 ML+2.20%) due 09/25/2024(2)	665,097	685,666
Series 2016-HQA1, Class M2 4.37% (1 ML+2.75%) due 09/25/2028(2)	409,000	420,116
Series 2015-HQA2, Class M2 4.42% (1ML+2.80%) due 05/25/2028(2)	31,587	32,616

		37,955,802

Federal National Mtg. Assoc. - 20.5%

2.50% due 04/01/2028	339,962	334,069
2.50% due 01/01/2032	780,176	761,460
3.00% due 10/01/2027	90,037	89,903
3.00% due 12/01/2027	760,520	760,047
3.00% due 01/01/2028	682,598	682,173
3.00% due 10/01/2030	552,993	551,966
3.00% due 07/01/2032	368,520	367,193
3.00% due 10/01/2032	2,484,713	2,476,255
3.00% due 03/01/2042	726,991	710,231
3.00% due 12/01/2042	725,568	708,841
3.00% due 02/01/2045	616,421	600,072
3.00% due 09/01/2046	102,704	99,579
3.00% due 01/01/2047	2,901,917	2,813,624
3.00% due 02/01/2048	4,340,180	4,208,991
3.50% due 08/01/2026	154,272	156,971
3.50% due 09/01/2026	44,748	45,546
3.50% due 08/01/2027	45,862	46,664

3.50% due 10/01/2028	478,900	487,907
3.50% due 03/01/2033	597,000	608,858
3.50% due 12/01/2041	436,570	438,564
3.50% due 08/01/2042	1,311,937	1,315,284
3.50% due 07/01/2045	489,498	489,182
3.50% due 08/01/2045	561,815	561,891
3.50% due 09/01/2045	493,282	492,938
3.50% due 10/01/2045	733,114	733,411
3.50% due 11/01/2045	366,885	366,969
3.50% due 12/01/2045	2,651,549	2,650,520
3.50% due 02/01/2046	793,488	793,180
3.50% due 03/01/2046	429,476	429,309
3.50% due 07/01/2046	1,843,307	1,845,912
4.00% due 07/01/2040	208,445	215,462
4.00% due 10/01/2040	80,457	83,024
4.00% due 12/01/2040	1,143,884	1,180,543
4.00% due 10/01/2041	512,808	529,253
4.00% due 11/01/2041	530,653	547,663
4.00% due 01/01/2043	620,464	640,788
4.00% due 10/01/2043	801,746	826,778
4.00% due 10/01/2044	1,085,569	1,114,510
4.00% due 02/01/2045	1,268,319	1,308,572
4.00% due 06/01/2046	387,741	397,488
4.00% due 01/01/2047	738,305	757,050
4.00% due 05/01/2047	930,940	954,739
4.00% due 07/01/2047	2,779,883	2,851,365
4.00% due 08/01/2047	1,825,861	1,872,927
4.50% due 11/01/2022	71,138	72,111
4.50% due 10/01/2024	210,473	219,260
4.50% due 11/01/2040	173,412	183,075
4.50% due 12/01/2040	316,759	334,040
4.50% due 05/01/2041	239,904	253,170
4.50% due 08/01/2045	2,452,233	2,611,641
4.50% due 04/01/2047	826,983	867,014
4.50% due 11/01/2047	1,205,858	1,265,421
5.00% due 10/01/2033	2,762	2,981
5.00% due 03/01/2034	44,719	48,272
5.00% due 05/01/2040	101,347	109,509
5.00% due 06/01/2040	63,023	68,117
5.00% due 02/01/2045	347,273	376,329
5.50% due 12/01/2029	72,229	78,452
5.50% due 04/01/2033	60,805	66,774
5.50% due 12/01/2033	50,357	55,302
5.50% due 07/01/2037	266,190	291,405
5.50% due 08/01/2037	214,200	235,084
5.50% due 06/01/2038	27,014	29,628
6.00% due 12/01/2020	2,632	2,694
6.00% due 12/01/2036	363,940	406,207
6.00% due 11/01/2038	103,750	115,740
6.00% due 06/01/2040	78,249	87,253
6.50% due 10/01/2037	34,552	38,509
Federal National Mtg. Assoc. FRS 3.06% (6 ML+1.54%) due 09/01/2035	368,967	382,119
3.21% (1 Yr USTYCR+2.26%) due 11/01/2036	175,893	186,198
3.34% (12 ML+1.57%) due 05/01/2037	78,374	81,812
3.35% (1 Yr USTYCR+2.19%) due 10/01/2035	414,807	436,330
3.43% (12 ML+1.66%) due 07/01/2039	311,963	327,714
3.54% (12 ML+1.77%) due 05/01/2040	450,882	471,041
3.57% (12 ML+1.82%) due 10/01/2040	87,080	91,007
3.58% (12 ML+1.83%) due 10/01/2040	239,888	250,934
3.68% (12 ML+1.91%) due 08/01/2035	226,601	240,225
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	491,300	486,677

		50,679,717

Government National Mtg. Assoc. - 3.2%

3.00% due 02/20/2045	601,467	591,098
3.00% due 05/20/2045	463,012	453,192
3.00% due 07/20/2045	76,402	74,771
3.00% due 11/20/2045	1,540,261	1,507,094
3.00% due 12/20/2045	723,275	707,654
3.00% due 09/20/2047	2,191,539	2,144,054
3.50% due 03/20/2045	410,430	413,550
3.50% due 04/20/2045	785,851	791,826
3.50% due 07/20/2045	170,585	171,882
3.50% due 03/20/2047	622,790	627,028
4.00% due 07/20/2045	243,631	252,124
4.00% due 10/20/2045	106,076	109,563
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(9)	200,000	188,235

		8,032,071

Tennessee Valley Authority - 0.1%
1.75% due 10/15/2018	143,000	142,784

Total U.S. Government Agencies
(cost $99,451,010)		97,136,174

U.S. GOVERNMENT TREASURIES - 22.4%
United States Treasury Bonds - 6.0%

2.25% due 08/15/2046	450,000	375,293
2.75% due 11/15/2042	423,000	396,711
2.75% due 08/15/2047	1,163,000	1,077,319
2.75% due 11/15/2047#	631,000	584,612
2.88% due 08/15/2045	57,000	54,335
2.88% due 11/15/2046	748,000	711,476
3.00% due 05/15/2045	1,500,000	1,465,312
3.00% due 11/15/2045	2,800,000	2,733,719
3.00% due 02/15/2047	86,000	83,857
3.00% due 05/15/2047	1,500,000	1,461,914
3.13% due 11/15/2041	2,398,000	2,410,365
3.13% due 02/15/2042	408,000	410,040
3.63% due 02/15/2044	700,000	762,781
3.88% due 08/15/2040	174,000	196,654
4.25% due 05/15/2039	267,000	317,156
4.38% due 05/15/2040	200,000	242,133

4.75% due 02/15/2037	587,000	735,974
5.00% due 05/15/2037	159,000	205,278
5.25% due 11/15/2028	404,000	491,460
8.13% due 08/15/2019	92,000	99,953

		14,816,342

United States Treasury Notes - 16.4%

0.75% due 10/31/2018	1,635,000	1,621,843
1.00% due 03/15/2018	625,000	624,928
1.13% due 02/28/2021	160,000	153,925
1.25% due 11/30/2018	7,911,000	7,866,192
1.38% due 07/31/2018	809,000	807,420
1.38% due 02/28/2019	510,000	506,334
1.38% due 01/31/2020	996,000	979,543
1.38% due 08/31/2020	1,000,000	976,133
1.63% due 08/15/2022	2,390,000	2,291,319
1.63% due 08/31/2022	2,000,000	1,915,625
1.63% due 05/15/2026	427,000	388,520
1.75% due 09/30/2022	5,287,000	5,086,259
2.00% due 02/15/2025	1,800,000	1,707,680
2.00% due 11/15/2026	3,840,000	3,580,800
2.13% due 02/29/2024	2,500,000	2,413,770
2.13% due 07/31/2024	1,882,000	1,810,175
2.25% due 11/15/2024	620,000	599,148
2.25% due 08/15/2027	1,200,000	1,136,766
2.25% due 11/15/2027	1,520,000	1,438,062
2.38% due 01/31/2023	450,000	444,270
2.50% due 05/15/2024	3,000,000	2,955,937
3.13% due 05/15/2019	11,000	11,127
3.63% due 08/15/2019	27,000	27,546
4.00% due 08/15/2018	1,403,000	1,416,537

		40,759,859

Total U.S. Government Treasuries (cost $57,091,648)		55,576,201

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Sovereign - 0.4%

Republic of Chile Senior Notes 3.24% due 02/06/2028	217,000	209,730
United Mexican States Senior Notes 3.75% due 01/11/2028	309,000	296,022
United Mexican States Senior Notes 4.35% due 01/15/2047	215,000	194,790
United Mexican States Senior Bonds 4.75% due 03/08/2044	196,000	188,650

Total Foreign Government Obligations
(cost $936,121)		889,192

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%#	7,100	168,057

Telecom Services - 0.1%

Qwest Corp 6.13%	8,425	172,713

Total Preferred Securities
(cost $388,087)		340,770

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.0%
Banks-Commercial - 0.3%

Bank of Nova Scotia 4.65% due 10/12/2022(6)	560,000	543,200
Rabobank Nederland 11.00% due 06/30/2019*(6)	196,000	214,130

		757,330

Banks-Super Regional - 0.3%

Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(6)	192,000	193,440
SunTrust Banks, Inc. 5.05% due 06/15/2022#(6)	376,000	375,530
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	97,499

		666,469

Diversified Banking Institutions - 0.4%

HSBC Holdings PLC 6.00% due 05/22/2027(6)	351,000	358,546
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)	271,000	286,447
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(6)	450,000	435,150

		1,080,143

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	151,230

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(8)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	205,300

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	260,000	274,300
Prudential Financial, Inc. Sub. Notes 4.50% due 09/15/2047#	118,000	115,699

		389,999

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	261,000	294,277

Pipelines - 0.3%

Enbridge, Inc. 5.50% due 07/15/2077	321,000	309,842
Enterprise Products Operating LLC 4.88% due 08/16/2077	159,000	156,615
Enterprise Products Operating LLC 5.25% due 08/16/2077	140,000	135,100
TransCanada Trust 5.30% due 03/15/2077	141,000	142,058
TransCanada Trust 5.63% due 05/20/2075	108,000	112,860

		856,475

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053	396,000	407,286

Total Preferred Securities/Capital Securities
(cost $4,758,688)		4,808,517

Total Long-Term Investment Securities
(cost $246,218,361)		241,663,223

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(10)	6,317,939	6,317,939
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(7)(10)	5,825,475	5,825,475

Total Short-Term Investment Securities
(cost $12,143,414)		12,143,414

TOTAL INVESTMENTS
(cost $258,361,775)	102.4%	253,806,637
Liabilities in excess of other assets	(2.4)	(5,920,730)

NET ASSETS	100.0%	$247,885,907

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $19,822,598 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Securities classified as Level 3 (see Note 1).
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2018.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	At February 28, 2018, the Fund had loaned securities with a total value of $7,244,132. This was secured by collateral of $5,825,475, which was received in cash and subsequently invested in short-term investments currently valued at $5,825,475 as reported in the Portfolio of Investments. Additional collateral of $1,562,958 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
United States Treasury Notes/Bonds	0.13% to 8.75%	04/15/2018 to 08/15/2043	$1,562,958

(8)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $28 representing 0.0% of net assets.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	The rate shown is the 7-day yield as of February 28, 2018.

REMIC - Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,214,616	$—	$7,214,616
U.S Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	329,639	20	329,659
Other Industries	—	57,259,146	—	57,259,146
Foreign Corporate Bonds & Notes	—	18,108,948	—	18,108,948
U.S. Governement Agencies	—	97,136,174	—	97,136,174
U.S. Governement Treasuries	—	55,576,201	—	55,576,201
Foreign Government Obligations	—	889,192	—	889,192
Preferred Securities	340,770	—	—	340,770
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	4,808,509	—	4,808,509
Short-Term Investment Securities	12,143,414	—	—	12,143,414

Total Investments at Value	$12,484,184	$241,322,425	$28	$253,806,637

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments.

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.8%
Airlines - 1.5%

Delta Air Lines, Inc.	72,965	$3,932,813

Applications Software - 4.7%

Microsoft Corp.	130,985	12,282,463

Auto/Truck Parts & Equipment-Original - 0.4%

WABCO Holdings, Inc.†	6,989	964,272

Banks-Commercial - 0.9%

Regions Financial Corp.	116,900	2,269,029

Banks-Super Regional - 4.0%

SunTrust Banks, Inc.	74,192	5,181,569
US Bancorp	92,821	5,045,750

		10,227,319

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.#	13,178	717,937

Building-Residential/Commercial - 2.5%

D.R. Horton, Inc.	100,716	4,220,001
Lennar Corp., Class A	19,017	1,075,982
NVR, Inc.†	431	1,225,406

		6,521,389

Cable/Satellite TV - 2.4%

Comcast Corp., Class A	173,563	6,284,716

Chemicals-Diversified - 2.3%

DowDuPont, Inc.	85,326	5,998,418

Computer Services - 4.5%

Amdocs, Ltd.	31,801	2,092,188
Cognizant Technology Solutions Corp., Class A	73,659	6,041,511
Dell Technologies, Inc., Class V†	45,618	3,388,961

		11,522,660

Computers - 5.4%

Apple, Inc.	79,022	14,075,399

Containers-Paper/Plastic - 1.2%

Packaging Corp. of America	25,305	3,016,356

Cruise Lines - 1.2%

Carnival Corp.	48,291	3,231,151

Dialysis Centers - 0.3%

DaVita, Inc.†	11,042	795,245

Diversified Banking Institutions - 8.5%

Bank of America Corp.	245,294	7,873,937
Citigroup, Inc.	48,534	3,663,832
Goldman Sachs Group, Inc.	1,078	283,439
JPMorgan Chase & Co.	87,120	10,062,360

		21,883,568

Diversified Manufacturing Operations - 0.9%

General Electric Co.	159,989	2,257,445

E-Services/Consulting - 1.6%

CDW Corp.	57,975	4,228,117

Electric-Integrated - 3.1%

FirstEnergy Corp.#	116,910	3,779,700
PG&E Corp.	70,651	2,903,050
Public Service Enterprise Group, Inc.	28,468	1,378,705

		8,061,455

Electronic Components-Misc. - 1.0%

Flex, Ltd.†	146,747	2,656,121

Electronic Measurement Instruments - 1.1%

Fortive Corp.	37,407	2,872,858

Enterprise Software/Service - 2.4%

Oracle Corp.	122,099	6,186,756

Finance-Auto Loans - 0.6%

Ally Financial, Inc.	55,217	1,540,554

Finance-Consumer Loans - 1.0%

SLM Corp.†	231,160	2,521,956

Finance-Investment Banker/Broker - 1.1%

E*TRADE Financial Corp.†	54,391	2,840,842

Financial Guarantee Insurance - 0.5%

Assured Guaranty, Ltd.	34,061	1,177,829

Human Resources - 0.8%

Robert Half International, Inc.	34,667	1,978,446

Insurance-Multi-line - 1.0%

Hartford Financial Services Group, Inc.	48,640	2,570,624

Medical Labs & Testing Services - 1.2%

Laboratory Corp. of America Holdings†	18,641	3,219,301

Medical Products - 1.4%

Baxter International, Inc.	54,185	3,673,201

Medical-Biomedical/Gene - 3.8%

Biogen, Inc.†	19,103	5,520,576
Gilead Sciences, Inc.	54,609	4,299,367

		9,819,943

Medical-Drugs - 4.2%

Novo Nordisk A/S ADR#	61,790	3,180,949
Pfizer, Inc.	208,357	7,565,443

		10,746,392

Medical-HMO - 5.6%

Centene Corp.†	28,743	2,915,115
Humana, Inc.	20,463	5,562,253
UnitedHealth Group, Inc.	26,729	6,045,030

		14,522,398

Metal-Diversified - 1.1%

Rio Tinto PLC ADR#	49,918	2,731,014

Networking Products - 2.8%

Cisco Systems, Inc.	164,107	7,348,711

Office Supplies & Forms - 0.3%

Avery Dennison Corp.	6,166	728,513

Oil Companies-Exploration & Production - 0.2%

Marathon Oil Corp.	42,610	618,697

Oil Companies-Integrated - 5.3%

BP PLC ADR	73,067	2,839,384
Chevron Corp.	45,516	5,094,151
Suncor Energy, Inc.	129,374	4,258,992
TOTAL SA ADR	28,602	1,621,447

		13,813,974

Retail-Apparel/Shoe - 1.5%

Urban Outfitters, Inc.†	106,216	3,748,363

Retail-Building Products - 4.2%

Home Depot, Inc.	30,131	5,491,977

Retail-Building Products (continued)

Lowe’s Cos., Inc.	59,630	$5,342,252

		10,834,229

Retail-Discount - 2.2%

Walmart, Inc.	64,219	5,780,352

Retail-Drug Store - 1.1%

CVS Health Corp.	43,776	2,964,948

Rubber-Tires - 1.0%

Goodyear Tire & Rubber Co.	86,119	2,492,284

Tobacco - 2.2%

Altria Group, Inc.	89,554	5,637,424

Transport-Rail - 2.0%

Norfolk Southern Corp.	36,725	5,107,713

Web Portals/ISP - 4.5%

Alphabet, Inc., Class A†	5,260	5,806,619
Alphabet, Inc., Class C†	5,382	5,945,657

		11,752,276

Total Long-Term Investment Securities
(cost $198,146,397)		258,155,471

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)
(cost $2,882,764)	2,882,765	2,882,765

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated
02/28/2018, to be repurchased 03/01/2018 in the amount of $229,001 collateralized by $250,000 of U.S. Treasury Notes, bearing interest at 2.00% due 02/15/2025 and having an approximate value of $236,796

(cost $229,000)	$229,000	229,000

TOTAL INVESTMENTS
(cost $201,258,161)	101.0%	261,267,236
Liabilities in excess of other assets	(1.0)	(2,615,421)

NET ASSETS	100.0%	$258,651,815

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $9,773,247. This was secured by collateral of $2,882,765, which was received in cash and subsequently invested in short-term investments currently valued at $2,882,765 as reported in the Portfolio of Investments. Additional collateral of $7,340,342 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$2,081,076
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	747,008
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	772,371
United States Treasury Bills	0.00%	04/05/2018 to 11/08/2018	72,323
United States Treasury Notes/Bonds	zero coupon to 5.00%	04/15/2018 to 05/15/2047	3,667,564

(2)	The rate shown is the 7-day yield as of February 28, 2018.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$258,155,471	$—	$—	$258,155,471
Short-Term Investment Securities;
Registered Investment Companies	2,882,765	—	—	2,882,765
Repurchase Agreements	—	229,000	—	229,000

Total Investments at Value	$261,038,236	$229,000	$—	$261,267,236

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.1%
Advertising Agencies - 1.8%

Interpublic Group of Cos., Inc.#	168,650	$3,946,410
Omnicom Group, Inc.#	154,477	11,775,782

		15,722,192

Advertising Services - 0.1%

Publicis Groupe SA	11,880	897,286

Aerospace/Defense - 0.9%

Lockheed Martin Corp.	8,960	3,157,862
Northrop Grumman Corp.	14,225	4,979,319

		8,137,181

Applications Software - 1.5%

Microsoft Corp.	135,715	12,725,996

Banks-Commercial - 0.1%

Regions Financial Corp.	30,450	591,035

Banks-Super Regional - 3.7%

KeyCorp	148,370	3,135,058
SunTrust Banks, Inc.	83,523	5,833,246
US Bancorp	132,910	7,224,988
Wells Fargo & Co.	270,755	15,814,800

		32,008,092

Beverages-Non-alcoholic - 1.7%

Coca-Cola Co.	234,182	10,121,346
Dr Pepper Snapple Group, Inc.	39,760	4,622,100

		14,743,446

Beverages-Wine/Spirits - 0.8%

Diageo PLC	191,245	6,481,695

Building Products-Cement - 0.4%

CRH PLC	99,500	3,262,172

Cable/Satellite TV - 0.9%

Comcast Corp., Class A	212,570	7,697,160

Cellular Telecom - 0.2%

SK Telecom Co., Ltd. ADR	53,350	1,299,073

Chemicals-Diversified - 2.2%

DowDuPont, Inc.	97,775	6,873,582
LyondellBasell Industries NV, Class A	108,109	11,699,556

		18,573,138

Commercial Services - 1.4%

Nielsen Holdings PLC	367,867	12,003,500

Commercial Services-Finance - 1.6%

Experian PLC	154,100	3,289,867
H&R Block, Inc.#	415,732	10,530,491

		13,820,358

Computer Services - 1.5%

Cognizant Technology Solutions Corp., Class A	23,760	1,948,795
International Business Machines Corp.	70,255	10,947,837

		12,896,632

Computers - 1.6%

HP, Inc.	497,651	11,640,057
Lenovo Group, Ltd.	3,292,000	1,709,753

		13,349,810

Consumer Products-Misc. - 1.2%

Kimberly-Clark Corp.	95,943	10,641,998

Cosmetics & Toiletries - 2.0%

Procter & Gamble Co.	176,360	13,847,787
Unilever NV	68,635	3,589,611

		17,437,398

Diversified Banking Institutions - 9.5%

Bank of America Corp.	712,860	22,882,806
Citigroup, Inc.	256,760	19,382,812
Goldman Sachs Group, Inc.	27,080	7,120,144
JPMorgan Chase & Co.	198,675	22,946,963
Morgan Stanley	169,730	9,508,275

		81,841,000

Diversified Manufacturing Operations - 2.0%

3M Co.	8,775	2,066,600
General Electric Co.	899,700	12,694,767
Pentair PLC	31,430	2,158,927

		16,920,294

E-Services/Consulting - 0.3%

CDW Corp.	39,050	2,847,916

Electric-Integrated - 2.7%

Edison International	22,806	1,381,815
FirstEnergy Corp.#	178,620	5,774,785
NextEra Energy, Inc.	33,398	5,081,506
PG&E Corp.	134,020	5,506,882
Public Service Enterprise Group, Inc.	113,843	5,513,416

		23,258,404

Electronic Components-Misc. - 0.9%

Koninklijke Philips NV	198,850	7,603,764

Electronic Components-Semiconductors - 0.3%

Samsung Electronics Co., Ltd. GDR	2,291	2,501,938

Enterprise Software/Service - 3.5%

CA, Inc.	315,970	11,090,547
Constellation Software, Inc.	4,202	2,719,871
Oracle Corp.	319,840	16,206,293

		30,016,711

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	56,090	2,973,892

Food-Dairy Products - 0.2%

Danone SA	16,750	1,336,386

Food-Misc./Diversified - 4.4%

Campbell Soup Co.#	233,371	10,046,621
General Mills, Inc.	263,118	13,300,615
Kellogg Co.#	224,068	14,833,302

		38,180,538

Food-Retail - 0.5%

Kroger Co.	158,970	4,311,266

Instruments-Controls - 0.7%

Honeywell International, Inc.	42,095	6,360,975

Insurance Brokers - 0.5%

Marsh & McLennan Cos., Inc.	47,510	3,944,280

Insurance-Life/Health - 0.9%

Brighthouse Financial, Inc.†#	11,280	612,166
Lincoln National Corp.	23,440	1,785,425
Prudential Financial, Inc.	45,970	4,887,530

		7,285,121

Insurance-Multi-line - 1.7%

MetLife, Inc.	315,363	14,566,617

Insurance-Property/Casualty - 0.7%

Travelers Cos., Inc.	44,900	6,241,100

Medical Instruments - 0.7%

Medtronic PLC	80,280	6,413,569

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	26,925	2,774,621

Medical Products - 0.2%

Smith & Nephew PLC	110,254	1,915,241

Medical-Biomedical/Gene - 1.2%

Gilead Sciences, Inc.	134,986	10,627,448

Medical-Drugs - 7.3%

AstraZeneca PLC	141,620	9,275,442
Bayer AG	18,080	2,120,132
Merck & Co., Inc.	307,028	16,647,058
Novo Nordisk A/S ADR#	82,560	4,250,189
Pfizer, Inc.	829,968	30,136,138

		62,428,959

Medical-HMO - 3.1%

Aetna, Inc.	38,843	6,877,542
Anthem, Inc.	53,827	12,669,799
Humana, Inc.	7,900	2,147,378
UnitedHealth Group, Inc.	21,843	4,940,013

		26,634,732

Medical-Wholesale Drug Distribution - 2.3%

Cardinal Health, Inc.	220,465	15,258,383
McKesson Corp.	32,650	4,872,359

		20,130,742

Multimedia - 1.6%

Viacom, Inc., Class B	423,237	14,110,722

Networking Products - 2.0%

Cisco Systems, Inc.	376,245	16,848,251

Oil Companies-Exploration & Production - 1.2%

Devon Energy Corp.	33,364	1,023,274
Hess Corp.#	104,275	4,736,170
Marathon Oil Corp.	233,516	3,390,652
Pioneer Natural Resources Co.	5,807	988,526

		10,138,622

Oil Companies-Integrated - 6.7%

BP PLC	775,520	5,030,606
Chevron Corp.	124,819	13,969,742
Exxon Mobil Corp.	129,662	9,820,600
Royal Dutch Shell PLC, Class A ADR#	182,250	11,530,958
Suncor Energy, Inc.	284,166	9,354,745
TOTAL SA ADR	142,172	8,059,731

		57,766,382

Oil Refining & Marketing - 0.4%

Marathon Petroleum Corp.	56,210	3,600,813

Oil-Field Services - 0.2%

Halliburton Co.	32,450	1,506,329

Paper & Related Products - 0.2%

International Paper Co.	33,050	1,969,450

Pharmacy Services - 1.4%

CVS Health Corp.	181,677	12,304,983

Pipelines - 0.2%

Plains All American Pipeline LP	36,810	776,691
Williams Cos., Inc.	25,600	710,656

		1,487,347

Retail-Apparel/Shoe - 4.7%

Foot Locker, Inc.	344,650	15,822,881
Gap, Inc.#	397,791	12,562,240
L Brands, Inc.#	243,487	12,011,214

		40,396,335

Retail-Building Products - 0.3%

Lowe’s Cos., Inc.	31,590	2,830,148

Retail-Discount - 0.3%

Dollar General Corp.	29,381	2,779,149

Retail-Misc./Diversified - 1.0%

GameStop Corp., Class A#	549,928	8,628,370

Semiconductor Components-Integrated Circuits - 1.1%

QUALCOMM, Inc.	102,690	6,674,850
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,970	2,903,149

		9,577,999

Telecom Services - 0.2%

BCE, Inc.	31,020	1,353,403

Telephone-Integrated - 2.6%

Verizon Communications, Inc.	466,593	22,275,150

Tobacco - 3.0%

Altria Group, Inc.	218,571	13,759,044
British American Tobacco PLC	25,880	1,520,016
Philip Morris International, Inc.	100,785	10,436,287

		25,715,347

Toys - 0.3%

Mattel, Inc.#	160,238	2,547,784

Transport-Rail - 0.4%

Union Pacific Corp.	23,957	3,120,399

Wireless Equipment - 0.5%

Motorola Solutions, Inc.	42,520	4,513,498

Total Long-Term Investment Securities
(cost $744,439,739)		826,874,157

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	5,225,402	5,225,402

Time Deposits - 2.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$25,378,000	25,378,000

Total Short-Term Investment Securities
(cost $30,603,402)		30,603,402

REPURCHASE AGREEMENTS - 0.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $6,686,037 collateralized by $7,025,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $6,820,123 (cost $6,686,000)	6,686,000	6,686,000

TOTAL INVESTMENTS
(cost $781,729,141)	100.4%	864,163,559
Liabilities in excess of other assets	(0.4)	(3,618,945)

NET ASSETS	100.0%	$860,544,614

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $92,237,943. This was secured by collateral of $5,225,402, which was received in cash and subsequently invested in short-term investments currently valued at $5,225,402 as reported in the Portfolio of Investments. Additional collateral of $90,277,141 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$18,181,080
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	6,526,152
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	6,747,728
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	2,545,319
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	56,276,862

(2)	The rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$779,929,859	$46,944,298	**	$—	$826,874,157
Short-Term Investment Securities:
Registered Investment Companies	5,225,402	—		—	5,225,402
Time Deposits	—	25,378,000		—	25,378,000
Repurchase Agreements	—	6,686,000		—	6,686,000

Total Investments at Value	$785,155,261	$79,008,298		$—	$864,163,559

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $33,674,985 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES(1) @ - 81.2%
Domestic Equity Investment Companies - 50.4%

VALIC Co. I Blue Chip Growth Fund†	416,516	$9,021,742
VALIC Co. I Broad Cap Value Income Fund†	579,787	10,152,062
VALIC Co. I Dividend Value Fund†	695,637	9,314,577
VALIC Co. I Growth & Income Fund†	187,382	4,371,612
VALIC Co. I Growth Fund†	542,143	9,650,148
VALIC Co. I Large Cap Core Fund†	648,826	8,227,112
VALIC Co. I Large Capital Growth Fund†	540,822	8,512,544
VALIC Co. I Mid Cap Index Fund†	145,147	4,194,748
VALIC Co. I Stock Index Fund†	750,162	31,154,234
VALIC Co. I Value Fund†	558,018	10,239,626
VALIC Co. II Capital Appreciation Fund	402,169	7,448,175
VALIC Co. II Large Cap Value Fund	131,173	2,976,309
VALIC Co. II Mid Cap Growth Fund	187,074	2,121,422
VALIC Co. II Mid Cap Value Fund	89,775	2,056,751
VALIC Co. II Small Cap Growth Fund	219,542	4,390,836
VALIC Co. II Small Cap Value Fund	260,190	3,954,886

Total Domestic Equity Investment Companies
(cost $105,646,466)		127,786,784

Domestic Fixed Income Investment Companies - 19.1%

VALIC Co. I Capital Conservation Fund†	1,625,133	15,812,544
VALIC Co. I Government Securities Fund†	751,297	7,828,510
VALIC Co. I Inflation Protected Fund†	310,743	3,474,107
VALIC Co. II Core Bond Fund	1,269,360	13,924,885
VALIC Co. II High Yield Bond Fund	353,188	2,776,057
VALIC Co. II Strategic Bond Fund	390,953	4,429,492

Total Domestic Fixed Income Investment Companies
(cost $48,615,323)		48,245,595

International Equity Investment Companies - 11.3%

VALIC Co. I Emerging Economies Fund†	325,027	3,195,018
VALIC Co. I Foreign Value Fund†	741,841	8,078,654
VALIC Co. I Global Real Estate Fund†	240,480	1,861,311
VALIC Co. I International Equities Index Fund†	677,623	5,183,815
VALIC Co. I International Growth Fund†	563,307	8,179,211
VALIC Co. II International Opportunities Fund	98,234	2,113,019

Total International Equity Investment Companies
(cost $25,380,009)		28,611,028

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund†
(cost $994,413)	84,880	1,019,412

Total Affiliated Registered Investment Companies
(cost $180,636,211)		205,662,819

U.S. GOVERNMENT TREASURIES - 13.5%
United States Treasury Bonds - 0.6%

6.00% due 02/15/2026	318,000	390,246
6.13% due 11/15/2027	316,000	402,999
6.38% due 08/15/2027	358,000	462,407

6.63% due 02/15/2027	125,000	162,525
6.75% due 08/15/2026	140,000	181,349
6.88% due 08/15/2025	42,500	54,166

		1,653,692

United States Treasury Notes - 12.9%

1.50% due 08/15/2026	3,130,000	2,808,686
1.63% due 02/15/2026	3,137,000	2,863,370
1.63% due 05/15/2026#	2,791,000	2,539,483
2.00% due 08/15/2025#	3,090,000	2,918,602
2.00% due 11/15/2026	3,404,600	3,174,789
2.13% due 05/15/2025#	2,990,000	2,854,399
2.25% due 11/15/2025	2,884,500	2,766,979
2.25% due 02/15/2027	3,744,000	3,556,800
2.25% due 08/15/2027	2,709,500	2,566,722
2.25% due 11/15/2027	2,867,000	2,712,451
2.38% due 05/15/2027	3,436,000	3,295,473
2.75% due 02/15/2028	603,000	596,852

		32,654,606

Total U.S. Government Treasuries
(cost $35,854,440)		34,308,298

OPTIONS - PURCHASED - 0.8%

Options-Purchased(2)
(cost $2,027,000)	81,500	2,028,506

Total Long-Term Investment Securities
(cost $218,517,651)		241,999,623

SHORT-TERM INVESTMENT SECURITIES - 5.7%
Registered Investment Companies - 5.7%

AllianceBernstein Government STIF Portfolio 1.41%(3) (cost $14,429,918)	14,429,918	14,429,918

TOTAL INVESTMENTS
(cost $232,947,569)	101.2%	256,429,541
Liabilities in excess of other assets	(1.2)	(2,957,872)

NET ASSETS	100.0%	$253,471,669

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
†	Non-income producing security
(1)	See Note 3
(2)	Options-Purchased

Over the Counter Purchased Put Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at February 28, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	May 2018	$2,325	26,000	$70,559,580	$730,080	$393,900	$(336,180)
S&P 500 Index	UBS AG	May 2018	2,325	11,000	29,852,130	198,000	166,650	(31,350)
S&P 500 Index	Deutsch Bank	May 2018	2,325	8,000	21,710,640	118,170	121,200	3,030
S&P 500 Index	Morgan Stanley International	May 2018	2,325	2,000	5,427,660	33,000	30,300	(2,700)
S&P 500 Index	Citibank NA	June 2018	2,500	34,500	93,627,135	947,750	1,316,456	368,706

				81,500	$221,177,145	$2,027,000	$2,028,506	$1,506

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of February 28, 2018.

STIF - Short Term Investment Fund

Over the Counter Written Call Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at February 28, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Goldman Sachs International	May 2018	$2,870	26,000	$70,559,580	$245,164	$346,988	$(101,824)
S&P 500 Index	UBS AG	May 2018	2,870	11,000	29,852,130	133,139	146,802	(13,663)
S&P 500 Index	Deutsch Bank	May 2018	2,870	8,000	21,710,640	157,650	106,765	50,885
S&P 500 Index	Morgan Stanley International	May 2018	2,870	2,000	5,427,660	23,000	26,691	(3,691)
S&P 500 Index	Citibank NA	June 2018	2,950	34,500	93,627,135	420,105	260,229	159,876

				81,500	$221,177,145	$979,058	$887,475	$91,583

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value #	Unrealized Appreciation (Depreciation)

770	Long	S&P 500 E-Mini Index	March 2018	$105,176,740	$104,504,400	$(672,340)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$205,662,819	$—	$—	$205,662,819
U.S. Government Treasuries	—	34,308,298	—	34,308,298
Options Purchased	—	2,028,506	—	2,028,506
Short-Term Investment Securities	14,429,918	—	—	14,429,918

Total Investments at Value	$220,092,737	$36,336,804	$—	$256,429,541

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$210,761	$—	$210,761

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$119,178	$—	$119,178
Futures Contracts	672,340	—	—	672,340

Total Other Financial Instruments	$672,340	$119,178	$—	$791,518

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Bermuda - 0.5%

Haier Electronics Group Co., Ltd.	1,217,000	$4,139,574

Brazil - 9.0%

Banco do Brasil SA	912,263	11,744,308
Banco Santander Brasil SA	452,980	5,129,839
Cia de Saneamento de Minas Gerais-COPASA	96,970	1,315,571
Estacio Participacoes SA	463,410	4,838,338
Fibria Celulose SA	200,825	3,814,370
Itau Unibanco Holding SA ADR	1,137,493	17,710,766
Kroton Educacional SA	1,478,528	7,058,174
Metalurgica Gerdau SA (Preference Shares)	1,482,975	3,599,077
MRV Engenharia e Participacoes SA	1,029,069	4,811,133
Qualicorp SA	255,143	2,259,189
Transmissora Alianca de Energia Eletrica SA	316,658	1,999,288
Vale SA ADR#	1,134,974	15,583,193

		79,863,246

Cayman Islands - 16.9%

AAC Technologies Holdings, Inc.	494,500	9,779,353
Alibaba Group Holding, Ltd. ADR†#	142,432	26,512,292
Country Garden Holdings Co., Ltd.	2,277,000	4,035,773
Dali Foods Group Co., Ltd.*	2,025,000	1,922,580
Daqo New Energy Corp. ADR†#	53,580	2,632,921
Geely Automobile Holdings, Ltd.	1,320,000	4,241,480
General Interface Solution Holding, Ltd.	676,000	4,002,893
IGG, Inc.#	6,298,000	7,960,183
Kingboard Chemical Holdings, Ltd.	450,500	2,271,820
Kingboard Laminates Holdings, Ltd.	1,533,500	2,669,686
NetEase, Inc. ADR	33,860	9,932,831
Nexteer Automotive Group, Ltd.	963,000	2,117,104
Tencent Holdings, Ltd.	897,900	49,244,217
WH Group, Ltd.*	7,650,500	9,416,597
Xinyi Glass Holdings, Ltd.	2,362,000	3,641,242
Yirendai, Ltd. ADR#	36,010	1,363,699
YY, Inc., ADR†	52,660	6,810,518
Zhongsheng Group Holdings, Ltd.	708,500	1,792,687

		150,347,876

China - 12.4%

Air China, Ltd., Class H	2,696,000	4,056,775
Angang Steel Co., Ltd.	1,566,000	1,712,443
Anhui Conch Cement Co., Ltd.	1,072,500	5,692,844
China Construction Bank Corp.	22,353,000	22,988,878
China Merchants Bank Co., Ltd.	2,313,500	9,674,250
China Shenhua Energy Co., Ltd., Class H	1,559,000	4,391,137
Guangzhou Automobile Group Co., Ltd.	3,992,000	8,821,545
Industrial & Commercial Bank of China, Ltd.	20,146,000	17,197,608
PICC Property & Casualty Co., Ltd.	3,924,000	7,706,133
Ping An Insurance Group Co. of China, Ltd.	1,816,500	19,124,234
Shenzhen Expressway Co., Ltd.	2,222,000	2,231,963
Weichai Power Co., Ltd.	2,357,000	2,640,382
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.*	380,000	1,631,697
Yanzhou Coal Mining Co., Ltd.	1,832,000	2,697,789
Zhejiang Expressway Co., Ltd.	418,000	453,268

		111,020,946

Cyprus - 0.1%

Ros Agro PLC GDR	114,458	1,135,423

Hong Kong - 1.6%

China Overseas Land & Investment, Ltd.	1,104,000	3,831,876
China Resources Power Holdings Co., Ltd.	1,246,000	2,156,057
Fosun International, Ltd.	3,663,000	7,958,896

		13,946,829

Hungary - 1.5%

MOL Hungarian Oil & Gas PLC	395,374	4,298,074
OTP Bank PLC	197,915	8,807,085

		13,105,159

India - 3.3%

HCL Technologies, Ltd.	578,340	8,296,247
Hindalco Industries, Ltd.	697,320	2,597,775
Housing Development Finance Corp., Ltd.	489,721	13,404,465
Vedanta, Ltd.	1,004,509	5,040,316

		29,338,803

Indonesia - 1.5%

Bank Negara Indonesia Persero Tbk PT	7,515,800	5,287,720
Bank Rakyat Indonesia Persero Tbk PT	24,563,600	6,722,158
United Tractors Tbk PT	656,800	1,694,081

		13,703,959

Jersey - 0.2%

United Co. RUSAL PLC	2,712,000	1,854,080

Malaysia - 1.6%

AirAsia Bhd	5,032,800	5,597,171
CIMB Group Holdings Bhd	3,406,200	6,209,940
Malayan Banking Bhd	1,091,800	2,902,957

		14,710,068

Netherlands - 0.3%

X5 Retail Group NV GDR†	82,158	2,941,256

Panama - 0.9%

Copa Holdings SA, Class A	61,882	8,414,096

Poland - 1.3%

Jastrzebska Spolka Weglowa SA†	59,830	1,600,619
KGHM Polska Miedz SA	126,425	3,860,686
Polski Koncern Naftowy Orlen SA	226,362	6,324,424

		11,785,729

Russia - 6.5%

Aeroflot PJSC†	647,951	1,619,590
Alrosa PJSC†	4,629,881	7,212,989
Magnitogorsk Iron & Steel Works PJSC†	2,796,324	2,340,439

MMC Norilsk Nickel PJSC ADR#	498,234	9,840,122
Mobile TeleSystems PJSC ADR	557,891	6,672,376
RusHydro PJSC†	131,568,906	1,832,229
Sberbank of Russia PJSC ADR	1,004,114	20,343,350
Severstal PJSC GDR	145,114	2,362,456
Tatneft PJSC ADR#	90,796	5,738,307

		57,961,858

South Africa - 2.4%

Kumba Iron Ore, Ltd.#	97,656	2,885,120
Naspers, Ltd., Class N	28,538	7,838,263
Standard Bank Group, Ltd.	594,454	10,927,084

		21,650,467

South Korea - 17.9%

Hana Financial Group, Inc.	220,368	9,914,841
Hyosung Corp.	46,272	5,307,671
Hyundai Marine & Fire Insurance Co., Ltd.	94,883	3,613,989
Industrial Bank of Korea	408,248	6,430,833
Korea Electric Power Corp.†	28,570	871,410
KT&G Corp.	103,784	9,548,266
LG Chem, Ltd.	13,850	4,836,526
LG Corp.†	51,490	4,072,481
LG Electronics, Inc.	75,330	6,903,513
NCSoft Corp.	15,546	5,318,090
PearlAbyss Corp.†	12,390	2,736,081
POSCO	29,916	9,936,520
PSK, Inc.	58,740	1,497,901
S-Oil Corp.	49,518	5,613,755
Samsung Electronics Co., Ltd.	21,257	46,070,714
SFA Engineering Corp.	46,824	1,616,987
Shinhan Financial Group Co., Ltd.	223,531	9,697,185
Silicon Works Co, Ltd.	28,480	1,141,295
SK Hynix, Inc.	180,997	12,796,033
SK Innovation Co., Ltd.	54,482	10,278,169
TES Co, Ltd.	42,010	1,290,786

		159,493,046

Taiwan - 10.7%

Accton Technology Corp.	840,000	3,155,356
Catcher Technology Co., Ltd.	516,000	6,150,569
Compeq Manufacturing Co., Ltd.†	1,088,000	1,241,104
CTBC Financial Holding Co., Ltd.	12,242,000	8,824,151
E Ink Holdings, Inc.	1,659,000	2,625,992
FLEXium Interconnect, Inc.	707,072	2,664,106
Fubon Financial Holding Co., Ltd.	4,728,000	8,308,310
Macronix International†	2,983,000	4,278,877
Merry Electronics Co., Ltd.	1,048,000	6,664,584
Nanya Technology Corp.	1,041,000	2,831,610
Phison Electronics Corp.	151,000	1,450,517
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	916,194	39,717,010
Winbond Electronics Corp.†	2,724,000	1,824,757
Yageo Corp.	531,000	5,832,963

		95,569,906

Thailand - 4.3%

Kiatnakin Bank PCL	1,417,900	3,523,294
Krung Thai Bank PCL	7,044,300	4,555,568
PTT Global Chemical PCL	615,300	1,945,477
PTT Global Chemical PCL NVDR	1,680,900	5,282,271
PTT PCL	665,900	12,091,845
Star Petroleum Refining PCL	5,783,600	3,261,221
Thai Oil PCL	1,393,100	4,571,179
Tisco Financial Group PCL	1,096,000	3,090,029

		38,320,884

Turkey - 4.8%

Akbank Turk AS	1,385,638	3,846,938
Eregli Demir ve Celik Fabrikalari TAS	1,358,697	4,032,256
Petkim Petrokimya Holding AS	3,599,910	7,599,267
Tekfen Holding AS	848,307	4,034,170
Tupras Turkiye Petrol Rafinerileri AS	256,069	7,856,374
Turk Hava Yollari AO†	679,580	3,385,097
Turkcell Iletisim Hizmetleri AS	1,686,680	6,773,028
Turkiye Halk Bankasi AS	1,996,953	5,017,813

		42,544,943

United Kingdom - 0.3%

Evraz PLC	389,080	2,278,026

United States - 0.5%

Cognizant Technology Solutions Corp., Class A	55,850	4,580,817

Vietnam - 0.4%

Hoa Phat Group JSC†	1,384,930	3,973,863

Total Long-Term Investment Securities
(cost $637,565,042)		882,680,854

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	$7,643,864	7,643,864

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	4,531,000	4,531,000

Total Short-Term Investment Securities
(cost $12,174,864)		12,174,864

TOTAL INVESTMENTS
(cost $649,739,906)	100.3%	894,855,718
Liabilities in excess of other assets	(0.3)	(2,931,557)

NET ASSETS	100.0%	$891,924,161

#	The security or a portion thereof is out on loan.
†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $12,970,874 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $61,055,171. This was secured by collateral of $7,643,864, which was received in cash and subsequently invested in short-term investments currently valued at $7,643,864 as reported in the Portfolio of Investments. Additional collateral of $56,556,644 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
United States Treasury Bills	0.00%	03/08/2018 to 11/08/2018	$6,801,681
United States Treasury Notes/Bonds	zero coupon to 8.00%	03/15/2018 to 05/15/2047	49,754,963

(2)	The rate shown is the 7–day yield as of February 28, 2018.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

113	Long	MSCI Emerging Markets Index	March 2018	$6,470,638	$6,683,950	$213,312

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	18.2%
Electronic Components-Semiconductors	7.4
Internet Application Software	5.5
Semiconductor Components-Integrated Circuits	4.9
Diversified Financial Services	4.4
Oil Refining & Marketing	4.3
E-Commerce/Products	3.0
Steel-Producers	3.0
Airlines	2.5
Oil Companies-Integrated	2.5
Insurance-Property/Casualty	2.2
Insurance-Multi-line	2.1
Metal-Iron	2.1
Entertainment Software	2.0
Electronic Components-Misc.	1.8
Chemicals-Diversified	1.6
Metal-Diversified	1.5
Cellular Telecom	1.5
Finance-Mortgage Loan/Banker	1.5
Auto-Cars/Light Trucks	1.5
Internet Content-Entertainment	1.4
Schools	1.3
Tobacco	1.1
Food-Meat Products	1.1
Coal	1.0
Applications Software	0.9
Multimedia	0.9
Registered Investment Companies	0.9
Real Estate Operations & Development	0.8
Diamonds/Precious Stones	0.8
Electric Products-Misc.	0.8
Appliances	0.8
Industrial Audio & Video Products	0.7
Banks-Special Purpose	0.7
Metal Processors & Fabrication	0.7
Building Products-Cement	0.6
Metal Products-Distribution	0.6
Chemicals-Specialty	0.6
Diversified Minerals	0.6
Petrochemicals	0.5
Building-Residential/Commercial	0.5
Computer Services	0.5
Time Deposits	0.5
Metal-Aluminum	0.5
Distribution/Wholesale	0.5
Diversified Operations	0.5
Computers-Other	0.4
Miscellaneous Manufacturing	0.4
Circuit Boards	0.4
Paper & Related Products	0.4
Building Products-Doors & Windows	0.4
Networking Products	0.4
Food-Retail	0.3
Semiconductor Equipment	0.3
Toys	0.3
Electric-Integrated	0.3
Public Thoroughfares	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Chemicals-Other	0.3
Consulting Services	0.3
Electric-Generation	0.3
Auto/Truck Parts & Equipment-Original	0.2
Electric-Transmission	0.2
Food-Confectionery	0.2
Retail-Automobile	0.2
Machinery-Construction & Mining	0.2
Telecom Equipment-Fiber Optics	0.2
Industrial Automated/Robotic	0.2
Finance-Consumer Loans	0.2
Water	0.2
Food-Misc./Diversified	0.1

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$44,956,611	$13,005,247		$—	$57,961,858
Other Countries	216,942,721	607,776,275	**	—	824,718,996
Short-Term Investment Securities:					—
Registered Investment Companies	7,643,864	—		—	7,643,864
Time Deposits	—	4,531,000		—	4,531,000

Total Investments at Value	$269,543,196	$625,312,522		$—	$894,855,718

Other Financial Instruments:†

Futures Contracts:	$213,312	$—		$—	$213,312

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $446,258,944 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Bermuda - 0.4%

Kunlun Energy Co., Ltd.	3,448,000	$3,218,497

Canada - 5.0%

Alamos Gold, Inc., Class A#	1,783,840	9,061,908
Barrick Gold Corp.	471,410	5,430,643
Cenovus Energy, Inc.	838,164	6,100,726
Husky Energy, Inc.†	527,900	6,969,004
Wheaton Precious Metals Corp.	925,491	17,663,088

		45,225,369

Cayman Islands - 6.3%

Baidu, Inc. ADR†	106,370	26,841,406
CK Asset Holdings, Ltd.	526,500	4,522,070
CK Hutchison Holdings, Ltd.	1,194,000	14,879,822
NetEase, Inc. ADR	24,800	7,275,080
Value Partners Group, Ltd.#	3,554,500	3,317,381

		56,835,759

China - 4.8%

China Life Insurance Co., Ltd.	2,257,000	6,637,828
China Telecom Corp., Ltd.	25,815,823	11,259,986
Shandong Weigao Group Medical Polymer Co., Ltd.	6,192,000	4,219,708
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	7,135,625
Sinopec Engineering Group Co., Ltd.	5,880,000	5,642,152
Sinopharm Group Co., Ltd.#	1,816,400	8,001,796

		42,897,095

Denmark - 0.5%

Orsted A/S*	79,272	4,930,973

France - 7.3%

AXA SA	372,232	11,700,360
BNP Paribas SA	258,457	20,435,993
Cie Generale des Etablissements Michelin SCA	45,062	6,928,790
Sanofi	73,436	5,792,622
TOTAL SA	179,620	10,255,043
Veolia Environnement SA	411,474	9,989,319

		65,102,127

Germany - 7.3%

Bayer AG	86,373	10,128,441
Gerresheimer AG	78,750	6,028,354
HeidelbergCement AG	43,660	4,403,201
Innogy SE*	283,378	11,335,354
Merck KGaA	77,902	7,806,271
MorphoSys AG†#	111,080	11,059,129
Siemens AG	69,145	9,111,046
Telefonica Deutschland Holding AG	1,236,580	5,713,765

		65,585,561

Hong Kong - 1.0%

China Mobile, Ltd.	917,000	8,530,990

India - 0.8%

Hero MotoCorp, Ltd.	81,301	4,466,208
Jain Irrigation Systems, Ltd.	1,609,577	2,823,280

		7,289,488

Ireland - 1.3%

Bank of Ireland Group PLC†	725,054	6,793,647
CRH PLC	157,292	5,186,992

		11,980,639

Israel - 1.9%

Teva Pharmaceutical Industries, Ltd. ADR#	934,006	17,484,592

Italy - 1.7%

Eni SpA	904,304	15,053,745

Japan - 12.3%

Astellas Pharma, Inc.	987,500	14,567,658
Ezaki Glico Co., Ltd.	62,100	3,029,670
Inpex Corp.	898,300	10,734,207
Kirin Holdings Co., Ltd.	361,300	9,313,763
Panasonic Corp.	324,600	5,054,708
Ryohin Keikaku Co., Ltd.	28,900	9,865,545
Seven & i Holdings Co., Ltd.#	111,000	4,615,869
SoftBank Group Corp.	250,400	20,658,718
Sumitomo Metal Mining Co., Ltd.	141,700	6,605,193
Sumitomo Rubber Industries, Ltd.	472,700	9,047,117
Suntory Beverage & Food, Ltd.	186,800	8,660,553
Taiheiyo Cement Corp.	221,800	8,230,716

		110,383,717

Jersey - 1.1%

Shire PLC	241,546	10,318,815

Luxembourg - 2.1%

SES SA FDR#	626,887	10,023,898
Tenaris SA#	491,889	8,494,422

		18,518,320

Netherlands - 6.4%

Aegon NV	2,792,223	19,351,819
Flow Traders*	208,600	8,581,517
ING Groep NV CVA	290,811	5,098,328
QIAGEN NV†	367,644	12,424,325
SBM Offshore NV	695,585	11,808,621

		57,264,610

New Zealand - 0.6%

Sky Network Television, Ltd.#	2,839,200	5,157,468

Singapore - 2.1%

Singapore Telecommunications, Ltd.	4,624,600	11,766,717
Singapore Telecommunications, Ltd. ADR	4,600	116,771
United Overseas Bank, Ltd.	319,900	6,694,482

		18,577,970

South Korea - 7.5%

DB Insurance Co., Ltd.	19,400	1,235,095
Hana Financial Group, Inc.	259,311	11,666,972
KB Financial Group, Inc.	231,701	13,637,584
Lotte Chemical Corp.	12,984	5,483,357
Posco Daewoo Corp.	146,037	2,705,567
Samsung Electronics Co., Ltd.	15,031	32,576,981

		67,305,556

Spain - 0.0%

Telefonica SA ADR	859	8,272

Sweden - 0.6%

Getinge AB, Class B	404,292	5,081,098

Switzerland - 4.2%

Landis+Gyr Group AG†	60,368	4,608,273
Roche Holding AG#	83,933	19,461,431
UBS Group AG	716,607	13,586,396

		37,656,100

Taiwan - 2.8%

Catcher Technology Co., Ltd.	470,000	5,602,262
Pegatron Corp.	1,813,000	4,637,229
Quanta Computer, Inc.	3,061,000	6,158,457
Taiwan Semiconductor Manufacturing Co., Ltd.	1,042,000	8,557,602

		24,955,550

Thailand - 1.7%

Bangkok Bank PCL	243,400	1,777,809
Bangkok Bank PCL NVDR	1,195,200	8,002,448
Kasikornbank PCL	206,100	1,518,502
Kasikornbank PCL NVDR	555,100	4,088,627

		15,387,386

United Kingdom - 18.2%

Aviva PLC	889,501	6,150,354
BAE Systems PLC	1,415,310	11,211,266
Barclays PLC	3,994,545	11,723,645
BP PLC	3,803,252	24,670,755
BP PLC ADR	180	6,995
Cobham PLC†#	2,747,809	4,263,223
HSBC Holdings PLC	1,375,210	13,538,187
Johnson Matthey PLC	265,611	11,389,624
Kingfisher PLC	2,832,332	13,940,092
Rolls-Royce Holdings PLC	622,380	7,141,825
Royal Dutch Shell PLC, Class B	712,115	22,583,849
SIG PLC	3,359,596	6,667,779
Standard Chartered PLC†	1,964,668	21,864,797
Travis Perkins PLC	317,579	5,610,933
Vodafone Group PLC	957,821	2,681,714

		163,445,038

Total Long-Term Investment Securities
(cost $781,282,840)		878,194,735

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	3,633,229	3,633,229
Time Deposits - 0.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$577,000	577,000
U.S. Government Agencies - 1.5%

Federal Home Loan Bank Disc. Notes 1.14% due 03/01/2018	13,500,000	13,500,000

Total Short-Term Investment Securities
(cost $17,710,229)		17,710,229

TOTAL INVESTMENTS
(cost $798,993,069)	99.9%	895,904,964
Other assets less liabilities	0.1	753,633

NET ASSETS	100.0%	$896,658,597

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $24,847,844 representing 2.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $40,333,837. This was secured by collateral of $3,633,229, which was received in cash and subsequently invested in short-term investments currently valued at $3,633,229 as reported in the Portfolio of Investments. Additional collateral of $39,539,720 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	07/15/2042 to 06/15/2044	$652,915
Federal National Mtg. Assoc.	3.50% to 4.00%	11/25/2039 to 11/01/2046	223,835
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 04/16/2059	3,180,693
United States Treasury Bills	0.00%	03/15/2018 to 11/08/2018	4,010,043
United States Treasury Notes/Bonds	zero coupon to 8.00%	03/31/2018 to 08/15/2047	31,472,234

(2)	The rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Fiduciary Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Industry Allocation*
Oil Companies-Integrated	9.6%
Medical-Drugs	7.6
Diversified Banking Institutions	6.6
Banks-Commercial	6.2
Electronic Components-Semiconductors	3.6
Insurance-Multi-line	3.5
Web Portals/ISP	3.0
Telephone-Integrated	2.9
Diversified Financial Services	2.8
Telecom Services	2.6
Aerospace/Defense	2.0
Building Products-Cement	2.0
Precious Metals	1.9
Medical-Generic Drugs	1.9
Oil-Field Services	1.9
Electric-Distribution	1.8
Rubber-Tires	1.8
Diversified Operations	1.6
Gold Mining	1.6
Oil Companies-Exploration & Production	1.6
Retail-Building Products	1.6
U.S. Government Agencies	1.5
Insurance-Life/Health	1.4
Diagnostic Kits	1.4
Distribution/Wholesale	1.3
Chemicals-Diversified	1.3
Cellular Telecom	1.3
Medical-Biomedical/Gene	1.2
Satellite Telecom	1.1
Water	1.1
Retail-Misc./Diversified	1.1
Brewery	1.1
Diversified Manufacturing Operations	1.0
Finance-Investment Banker/Broker	1.0
Beverages-Non-alcoholic	1.0
Semiconductor Components-Integrated Circuits	1.0
Steel Pipe & Tube	0.9
Medical-Wholesale Drug Distribution	0.9
Entertainment Software	0.8
Retail-Drug Store	0.8
Diversified Minerals	0.7
Computers	0.7
Containers-Metal/Glass	0.7
Metal Processors & Fabrication	0.6
Petrochemicals	0.6
Cable/Satellite TV	0.6
Medical Instruments	0.6
Audio/Video Products	0.6
Electronic Components-Misc.	0.5
Food-Retail	0.5
Energy-Alternate Sources	0.5
Real Estate Operations & Development	0.5
Motorcycle/Motor Scooter	0.5
Aerospace/Defense-Equipment	0.5
Disposable Medical Products	0.5
Registered Investment Companies	0.4
Investment Management/Advisor Services	0.4
Food-Confectionery	0.3
Rubber/Plastic Products	0.3
Import/Export	0.3
Insurance-Property/Casualty	0.2
Time Deposits	0.1

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$96,958,485	$781,236,250	**	$—	$878,194,735
Short-Term Investment Securities:
Registered Investment Companies	3,633,229	—		—	3,633,229
Time Deposits	—	577,000		—	577,000
U.S. Government Agencies	—	13,500,000		—	13,500,000

Total Investments at Value	$100,591,714	$795,313,250		$—	$895,904,964

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $651,627,173 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Australia - 6.3%

BGP Holdings PLC†(1)(2)	479,213	$111
GPT Group	1,468,163	5,401,723
Mirvac Group	1,571,958	2,571,382
Propertylink Group	2,838,134	2,104,510
Scentre Group	1,769,546	5,249,189
Shopping Centres Australasia Property Group	2,129,690	3,698,241
Stockland	995,500	3,125,144

		22,150,300

Bermuda - 1.9%

Hongkong Land Holdings, Ltd. (OTX)	1,700	11,628
Hongkong Land Holdings, Ltd. (SGX)	955,000	6,558,538

		6,570,166

Canada - 3.0%

Allied Properties Real Estate Investment Trust	82,882	2,677,905
Canadian Apartment Properties REIT	78,159	2,140,967
Canadian Real Estate Investment Trust	51,344	1,997,422
Chartwell Retirement Residences	311,947	3,724,305

		10,540,599

Cayman Islands - 4.1%

CK Asset Holdings, Ltd.	1,280,500	10,998,121
Wharf Real Estate Investment Co., Ltd.†	500,000	3,380,860

		14,378,981

France - 5.8%

Fonciere Des Regions	36,745	3,841,015
Gecina SA	23,620	4,132,151
Klepierre SA	156,834	6,457,914
Unibail-Rodamco SE (Euronext Amsterdam)	23,493	5,474,765
Unibail-Rodamco SE (Euronext Paris)	2,047	478,865

		20,384,710

Germany - 3.7%

Vonovia SE	288,271	13,149,502

Hong Kong - 3.0%

Link REIT	119,000	1,014,107
Sun Hung Kai Properties, Ltd.	579,504	9,616,523

		10,630,630

Ireland - 1.0%

Green REIT PLC	1,857,260	3,472,275

Japan - 12.8%

Daiwa House REIT Investment Corp.	1,176	2,837,890
Invincible Investment Corp.	6,616	3,023,970
Kenedix Retail REIT Corp.	1,533	3,499,979
Mitsubishi Estate Co., Ltd.	306,700	5,355,985
Mitsui Fudosan Co., Ltd.	408,900	9,771,742
Nippon Building Fund, Inc.	705	3,818,282
Nomura Real Estate Master Fund, Inc.	4,081	5,586,582
Orix JREIT, Inc.	3,692	5,625,233
Sumitomo Realty & Development Co., Ltd.	151,000	5,467,284

		44,986,947

Netherlands - 0.2%

Instone Real Estate Group BV†*	33,549	866,279

Norway - 0.6%

Entra ASA*	150,113	2,082,179

Singapore - 2.4%

Ascendas Real Estate Investment Trust	790,300	1,578,467
City Developments, Ltd.	374,300	3,586,480
Mapletree Commercial Trust	2,713,500	3,201,735

		8,366,682

Spain - 1.8%

Aedas Homes SAU†*	41,163	1,410,201
Merlin Properties Socimi SA	332,310	4,753,447

		6,163,648

Sweden - 1.0%

Castellum AB	214,011	3,367,290

Switzerland - 0.9%

PSP Swiss Property AG	32,442	3,079,140

United Kingdom - 5.7%

Big Yellow Group PLC	349,912	3,989,072
British Land Co. PLC	252,829	2,173,629
Derwent London PLC	84,236	3,325,220
Hammerson PLC	601,261	3,680,083
Tritax Big Box REIT PLC	1,668,563	3,221,673
UNITE Group PLC	335,663	3,513,748

		19,903,425

United States - 43.1%

Acadia Realty Trust#	36,890	888,311
Alexandria Real Estate Equities, Inc.	12,924	1,567,810
American Campus Communities, Inc.	44,104	1,608,914
American Homes 4 Rent, Class A	93,656	1,797,259
American Tower Corp.	87,577	12,202,103
Americold Realty Trust†	27,379	492,822
Apple Hospitality REIT, Inc.	70,940	1,205,271
AvalonBay Communities, Inc.	32,591	5,084,848
Boston Properties, Inc.	43,691	5,193,549
Brandywine Realty Trust	53,161	832,501
Columbia Property Trust, Inc.	54,110	1,127,111
Cousins Properties, Inc.	188,288	1,570,322
Crown Castle International Corp.	89,489	9,849,159
CyrusOne, Inc.	12,809	639,169
Digital Realty Trust, Inc.	11,806	1,188,156
EastGroup Properties, Inc.	1,545	125,191
Education Realty Trust, Inc.	48,731	1,517,483
Equinix, Inc.	17,982	7,050,742
Equity Residential	91,116	5,123,453
Essex Property Trust, Inc.	20,807	4,657,231
Extra Space Storage, Inc.#	41,217	3,505,506
Federal Realty Investment Trust	26,324	2,999,357
GGP, Inc.	138,142	2,924,466
HCP, Inc.	27,055	585,470
Healthcare Realty Trust, Inc.	110,530	2,934,572
Host Hotels & Resorts, Inc.	94,817	1,759,804
Hudson Pacific Properties, Inc.	125,278	3,955,026
Invitation Homes, Inc.#	57,749	1,256,041
Iron Mountain, Inc.#	20,409	642,067
Kilroy Realty Corp.	20,877	1,421,724
Lamar Advertising Co., Class A	19,159	1,273,499
Liberty Property Trust	80,338	3,154,070

Macerich Co.#	40,463	2,384,889
Mid-America Apartment Communities, Inc.	23,065	1,979,438
National Health Investors, Inc.	20,814	1,350,204
National Retail Properties, Inc.	49,024	1,825,654
Park Hotels & Resorts, Inc.	69,811	1,814,388
Pebblebrook Hotel Trust#	28,354	964,320
Prologis, Inc.	115,136	6,986,453
Public Storage	34,369	6,682,708
QTS Realty Trust, Inc., Class A#	36,539	1,179,114
Rayonier, Inc.	57,375	1,950,176
Realty Income Corp.#	56,361	2,771,834
Regency Centers Corp.	21,815	1,267,670
Retail Opportunity Investments Corp.#	69,852	1,198,660
SBA Communications Corp.†	15,158	2,383,899
Simon Property Group, Inc.	51,896	7,966,555
SL Green Realty Corp.#	23,446	2,272,386
Sun Communities, Inc.	16,458	1,441,062
Sunstone Hotel Investors, Inc.	84,457	1,218,715
Terreno Realty Corp.	31,169	1,038,239
Ventas, Inc.	29,476	1,424,280
Vornado Realty Trust	27,592	1,834,040
Washington Real Estate Investment Trust	31,736	802,286
Welltower, Inc.	44,543	2,338,508
Weyerhaeuser Co.	173,135	6,064,919

		151,273,404

Total Long-Term Investment Securities
(cost $333,309,395)		341,366,157

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 2.0%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.05%(3)	6,885,161	6,885,161
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)	132,895	132,895

		7,018,056

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	1,661,000	1,661,000

Total Short-Term Investment Securities
(cost $8,679,056)		8,679,056

TOTAL INVESTMENTS
(cost $341,988,451)	99.8%	350,045,213
Other assets less liabilities	0.2	872,662

NET ASSETS	100.0%	$350,917,875

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $4,358,659 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $111 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of February 28, 2018.
(4)	At February 28, 2018, the Fund had loaned securities with a total value of $10,841,338. This was secured by collateral of $132,895 which was received in cash and subsequently invested in short-term investments currently valued at $132,895 as reported in the Portfolio of Investments. Additional collateral of $10,915,881 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$3,628,178
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,302,345
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,346,562
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	299,501
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	4,339,295

OTC - Over the Counter

SGX - Singapore Exchange

Euronext Paris - Euronext Stock Exchange, Paris

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Industry Allocation*
Real Estate Investment Trusts	73.9%
Real Estate Operations & Development	15.6
Real Estate Management/Services	6.7
Registered Investment Companies	2.0
Hotels/Motels	1.0
Time Deposits	0.5
Storage/Warehousing	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$22,150,189	$—		$111	$22,150,300
Other Countries	141,020,586	178,195,271	**	—	319,215,857
Short-Term Investment Companies:
Registered Investment Companies	7,018,056	—		—	7,018,056
Time Deposits	—	1,661,000		—	1,661,000

Total Investments at Value	$170,188,831	$179,856,271		$111	$350,045,213

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $136,915,158 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.6%
Australia - 2.0%

Amcor, Ltd.	22,626	$243,214
APA Group	49,311	305,243
ASX, Ltd.	15,070	679,687
BGP Holdings PLC†(1)(2)	60,919	14
Computershare, Ltd.	26,169	361,036
CSL, Ltd.	7,914	995,072
Dexus	63,132	453,055
Fortescue Metals Group, Ltd.	69,960	271,912
Goodman Group	33,750	214,008
GPT Group	103,827	382,004
Insurance Australia Group, Ltd.	93,362	591,584
QBE Insurance Group, Ltd.	23,435	184,448
Ramsay Health Care, Ltd.	6,273	309,020
Santos, Ltd.†	117,251	452,858
Scentre Group	70,481	209,075
Sonic Healthcare, Ltd.	11,410	216,295
South32, Ltd.	154,813	395,978
Stockland	80,658	253,207
Sydney Airport	38,727	196,895
Transurban Group	93,111	832,824
Vicinity Centres	94,165	180,425
Wesfarmers, Ltd.	11,407	364,227
Westfield Corp.	35,582	240,765
Woodside Petroleum, Ltd.	15,244	342,263
Woolworths Group, Ltd.	11,583	247,534

		8,922,643

Austria - 0.2%

Erste Group Bank AG	7,963	404,429
OMV AG	6,429	366,587
voestalpine AG	5,591	322,925

		1,093,941

Belgium - 0.7%

Ageas	5,216	273,100
Groupe Bruxelles Lambert SA	5,139	587,308
KBC Group NV	3,665	344,690
Proximus SADP	11,201	359,317
UCB SA	8,212	677,529
Umicore SA	13,816	780,392

		3,022,336

Bermuda - 1.2%

Arch Capital Group, Ltd.†	5,140	453,554
Axis Capital Holdings, Ltd.	3,374	166,473
Everest Re Group, Ltd.	2,701	648,888
Hongkong Land Holdings, Ltd.	29,900	205,341
IHS Markit, Ltd.†	14,311	673,332
Invesco, Ltd.	12,366	402,390
Jardine Matheson Holdings, Ltd.	4,000	260,695
Li & Fung, Ltd.	380,000	191,091
Liberty Latin America, Ltd., Class C†	5,443	111,309
Norwegian Cruise Line Holdings, Ltd.†	5,016	285,410
NWS Holdings, Ltd.	120,000	225,421
RenaissanceRe Holdings, Ltd.	5,045	647,173
Shangri-La Asia, Ltd.	344,000	768,680
XL Group, Ltd.	10,099	427,289

		5,467,046

Canada - 3.1%

Agnico Eagle Mines, Ltd.	5,318	202,616
Alimentation Couche-Tard, Inc., Class B	4,191	203,769
AltaGas, Ltd.	7,389	152,133
ARC Resources, Ltd.	19,368	186,858
Bank of Montreal	7,598	576,955
BCE, Inc.	9,210	401,933
Brookfield Asset Management, Inc., Class A	14,200	550,538
Cameco Corp.	16,563	146,114
Canadian Imperial Bank of Commerce	2,567	234,455
Canadian National Railway Co.	7,893	610,674
Canadian Tire Corp., Ltd., Class A	2,465	334,999
CGI Group, Inc., Class A†	5,081	296,972
CI Financial Corp.	13,200	293,585
Crescent Point Energy Corp.	13,896	99,953
Encana Corp.	22,021	230,987
Fairfax Financial Holdings, Ltd.	849	414,946
First Capital Realty, Inc.	29,984	466,631
Fortis, Inc.	8,562	279,773
Franco-Nevada Corp.	2,469	173,015
Great-West Lifeco, Inc.	22,215	586,191
IGM Financial, Inc.	10,180	310,906
Industrial Alliance Insurance & Financial Services, Inc.	5,774	244,738
Intact Financial Corp.	8,048	622,478
Keyera Corp.	8,694	221,551
Manulife Financial Corp.	31,548	600,376
National Bank of Canada	5,260	255,212
Onex Corp.	3,661	268,641
Open Text Corp.	6,092	213,875
Pembina Pipeline Corp.	10,586	340,382
Power Corp. of Canada	15,066	357,043
Power Financial Corp.	11,025	287,825
RioCan Real Estate Investment Trust	7,948	145,494
Rogers Communications, Inc., Class B	5,695	256,612
Saputo, Inc.	6,025	192,554
Shaw Communications, Inc., Class B	29,396	569,043
Sun Life Financial, Inc.	8,746	360,282
Suncor Energy, Inc.	12,839	422,630
Thomson Reuters Corp.	14,735	580,581
Tourmaline Oil Corp.†	6,974	101,469
Trisura Group, Ltd.†	83	1,632
Turquoise Hill Resources, Ltd.†	54,175	164,653
Vermilion Energy, Inc.	5,604	184,602
Waste Connections, Inc.	3,708	262,452
Wheaton Precious Metals Corp.	7,836	149,551
Yamana Gold, Inc.	37,744	109,714

		13,667,393

Cayman Islands - 0.2%

ASM Pacific Technology, Ltd.	24,900	354,901
CK Asset Holdings, Ltd.	30,808	264,608
WH Group, Ltd.*	232,000	285,556

		905,065

Curacao - 0.3%

Schlumberger, Ltd.	19,117	1,254,840

Denmark - 1.0%

Chr. Hansen Holding A/S	3,663	304,586
Danske Bank A/S	6,869	275,368
DSV A/S	8,768	687,246
Genmab A/S†	1,023	208,004
Novo Nordisk A/S, Class B	24,237	1,249,498
Novozymes A/S, Class B	7,595	391,075
Pandora A/S	1,457	152,085
TDC A/S	41,179	334,814
Tryg A/S	10,121	239,988
Vestas Wind Systems A/S	2,688	194,462
William Demant Holding A/S†	9,330	333,301

		4,370,427

Finland - 0.6%

Elisa Oyj	8,794	378,599
Kone Oyj, Class B	3,953	204,588
Metso Oyj	7,856	251,512
Nokia OYJ	74,983	438,388
Nokian Renkaat Oyj	5,042	231,339
Orion Oyj, Class B	5,436	176,979
Sampo Oyj, Class A	11,249	636,103
UPM-Kymmene Oyj	10,130	346,141

		2,663,649

France - 3.1%

Accor SA	4,597	265,575
Aeroports de Paris	2,815	568,132
Air Liquide SA	4,601	574,981
Arkema SA	2,361	308,497
Atos SE	2,660	350,049
AXA SA	24,468	769,102
Bureau Veritas SA	12,706	332,086
Capgemini SE	2,743	342,845
Casino Guichard Perrachon SA	3,259	176,924
Cie de Saint-Gobain	5,254	297,434
CNP Assurances	12,364	300,535
Credit Agricole SA	21,290	364,016
Danone SA	8,969	715,585
Dassault Systemes SE	5,876	760,266
Essilor International SA	5,692	745,588
Eutelsat Communications SA	9,358	218,904
Fonciere Des Regions	2,037	212,931
Gecina SA	2,109	368,955
ICADE	2,531	244,624
Iliad SA	890	208,709
Imerys SA	2,842	289,875
Klepierre SA	8,921	367,338
L’Oreal SA	5,556	1,197,462
Lagardere SCA	9,463	278,111
Legrand SA	5,384	421,894
Schneider Electric SE	4,708	407,783
SCOR SE	8,324	355,050
Societe BIC SA	1,493	156,342
Sodexo SA	5,101	626,329
Unibail-Rodamco SE	1,363	317,631
Veolia Environnement SA	10,211	247,892
Vivendi SA	16,981	438,328
Wendel SA	1,751	303,206
Zodiac Aerospace†	7,756	236,230

		13,769,209

Germany - 2.4%

Allianz SE	5,828	1,359,992
Beiersdorf AG	7,692	845,078
Brenntag AG	5,411	338,275
Continental AG	1,377	378,830
Deutsche Wohnen SE	5,229	216,378
Fraport AG Frankfurt Airport Services Worldwide	3,354	342,957
Fresenius SE & Co. KGaA	4,930	403,077
FUCHS PETROLUB SE (Preference Shares)	5,308	302,031
Hannover Rueck SE	2,979	406,322
Henkel AG & Co. KGaA	1,677	202,328
Henkel AG & Co. KGaA (Preference Shares)	3,268	435,376
Infineon Technologies AG	13,282	361,121
LANXESS AG	4,176	347,465
Linde AG	1,471	310,652
Merck KGaA	5,817	582,900
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	754,742
SAP SE	14,724	1,546,964
Symrise AG	4,994	406,008
Telefonica Deutschland Holding AG	42,775	197,647
TUI AG	19,530	412,907
Vonovia SE	9,834	448,579

		10,599,629

Hong Kong - 1.5%

AIA Group, Ltd.	174,800	1,451,441
Bank of East Asia, Ltd.	76,000	332,936
BOC Hong Kong Holdings, Ltd.	61,000	306,305
Hang Lung Properties, Ltd.	92,000	218,313
Hang Seng Bank, Ltd.	17,700	437,188
Henderson Land Development Co., Ltd.	37,607	243,588
HKT Trust & HKT, Ltd.	123,000	156,338
Hong Kong & China Gas Co., Ltd.	407,479	803,517
Hong Kong Exchanges & Clearing, Ltd.	15,800	566,600
Link REIT	62,500	532,619
PCCW, Ltd.	360,000	204,476
Power Assets Holdings, Ltd.	20,000	169,543
Sun Hung Kai Properties, Ltd.	15,000	248,916
Swire Pacific, Ltd., Class A	16,500	166,279
Swire Properties, Ltd.	113,600	387,152
Techtronic Industries Co., Ltd.	43,500	269,658

		6,494,869

Ireland - 1.2%

Accenture PLC, Class A	8,675	1,396,762
Alkermes PLC†#	4,103	234,199
CRH PLC	8,730	287,888
DCC PLC	4,121	374,326
Jazz Pharmaceuticals PLC†	1,834	265,563
Johnson Controls International PLC	14,883	548,736
Kerry Group PLC, Class A	6,361	629,592

Pentair PLC	4,813	330,605
Perrigo Co. PLC#	5,230	426,036
Weatherford International PLC†#	47,110	123,899
Willis Towers Watson PLC	3,025	477,647

		5,095,253

Israel - 0.1%

Check Point Software Technologies, Ltd.†	2,287	237,596
NICE, Ltd.	4,159	402,140

		639,736

Italy - 0.6%

Assicurazioni Generali SpA	34,830	653,445
Atlantia SpA	7,576	233,485
Intesa Sanpaolo SpA	146,572	550,463
Italgas SpA	12,326	66,189
Luxottica Group SpA	3,520	211,129
Snam SpA	61,634	275,708
Terna Rete Elettrica Nazionale SpA	60,973	338,116
UniCredit SpA†	8,344	176,609
Unione di Banche Italiane SpA	64,284	309,226

		2,814,370

Japan - 10.3%

Aeon Co., Ltd.	14,600	245,544
AEON Financial Service Co., Ltd.	8,700	201,804
Aisin Seiki Co., Ltd.	8,300	483,422
Ajinomoto Co., Inc.	11,000	200,833
Amada Holdings Co., Ltd.	18,000	240,110
Aozora Bank, Ltd.	5,200	212,846
Astellas Pharma, Inc.	32,800	483,868
Bridgestone Corp.	7,800	346,379
Canon, Inc.	17,600	671,648
Central Japan Railway Co.	1,900	353,534
Chiba Bank, Ltd.	79,000	649,869
Chubu Electric Power Co., Inc.	12,500	170,541
Chugai Pharmaceutical Co., Ltd.	5,000	258,224
Concordia Financial Group, Ltd.	45,800	265,438
Dai Nippon Printing Co., Ltd.	8,000	166,890
Dai-ichi Life Holdings, Inc.	16,600	328,295
Daiichi Sankyo Co., Ltd.	15,200	539,772
Daikin Industries, Ltd.	2,200	258,651
Daito Trust Construction Co., Ltd.	1,300	215,876
Daiwa House Industry Co., Ltd.	9,500	351,173
Denso Corp.	13,700	799,588
Dentsu, Inc.	3,800	174,944
East Japan Railway Co.	5,600	525,550
Eisai Co., Ltd.	3,900	207,225
FANUC Corp.	2,800	706,024
Fuji Electric Co., Ltd.	45,000	340,826
FUJIFILM Holdings Corp.	4,600	191,390
Hankyu Hanshin Holdings, Inc.	4,800	178,899
Hisamitsu Pharmaceutical Co., Inc.	3,000	215,803
Hitachi Chemical Co., Ltd.	9,900	220,682
Hitachi Metals, Ltd.	17,700	226,593
Hitachi, Ltd.	44,000	333,789
Hoya Corp.	12,800	674,409
Idemitsu Kosan Co., Ltd.	10,300	394,017
Inpex Corp.	24,600	293,957
Isuzu Motors, Ltd.	15,000	234,965
JFE Holdings, Inc.	14,000	323,521
JTEKT Corp.	16,100	248,450
JXTG Holdings, Inc.	91,800	557,322
Kajima Corp.	25,000	237,672
Kao Corp.	10,000	730,493
KDDI Corp.	23,700	582,188
Keikyu Corp.	13,000	232,678
Keio Corp.	6,200	270,973
Keyence Corp.	1,400	846,729
Kintetsu Group Holdings Co., Ltd.	4,200	161,436
Komatsu, Ltd.	10,600	384,614
Kubota Corp.	25,000	452,290
Kurita Water Industries, Ltd.	7,900	241,698
Kyocera Corp.	5,600	329,694
Kyowa Hakko Kirin Co., Ltd.	10,000	211,634
LIXIL Group Corp.	10,600	258,779
Mabuchi Motor Co., Ltd.	4,500	230,812
Marubeni Corp.	66,200	504,402
McDonald’s Holdings Co. Japan, Ltd.	6,400	285,107
MEIJI Holdings Co., Ltd.	1,700	124,246
Mitsubishi Chemical Holdings Corp.	39,800	403,605
Mitsubishi Corp.	16,100	451,636
Mitsubishi Electric Corp.	29,000	488,614
Mitsubishi Estate Co., Ltd.	10,000	174,633
Mitsubishi Logistics Corp.	7,000	164,083
Mitsui & Co., Ltd.	29,600	537,087
Mitsui Fudosan Co., Ltd.	12,000	286,772
MS&AD Insurance Group Holdings, Inc.	8,100	250,869
Murata Manufacturing Co., Ltd.	1,600	222,927
Nagoya Railroad Co., Ltd.	6,200	157,800
NGK Insulators, Ltd.	10,000	186,277
NGK Spark Plug Co., Ltd.	14,200	360,140
Nidec Corp.	3,800	607,893
Nikon Corp.	13,400	272,581
Nintendo Co., Ltd.	1,500	686,022
Nippon Steel & Sumitomo Metal Corp.	12,600	299,557
Nippon Telegraph & Telephone Corp.	13,700	634,481
Nitori Holdings Co., Ltd.	1,400	234,672
NOK Corp.	10,500	223,581
NSK, Ltd.	45,900	683,651
NTT Data Corp.	18,500	191,680
NTT DOCOMO, Inc.	24,700	631,657
Omron Corp.	5,600	329,302
Ono Pharmaceutical Co., Ltd.	5,900	171,778
Oracle Corp. Japan	3,200	247,347
Oriental Land Co., Ltd.	4,100	396,519
ORIX Corp.	19,200	339,665
Osaka Gas Co., Ltd.	9,200	181,663
Otsuka Holdings Co., Ltd.	6,100	306,020
Panasonic Corp.	27,800	432,905
Rakuten, Inc.	17,000	154,591
Resona Holdings, Inc.	115,700	657,802
Ryohin Keikaku Co., Ltd.	700	238,958
Santen Pharmaceutical Co., Ltd.	16,600	265,174
Secom Co., Ltd.	4,000	286,376

Sekisui House, Ltd.	11,400	198,878
Shimadzu Corp.	13,000	331,374
Shimano, Inc.	1,200	173,049
Shin-Etsu Chemical Co., Ltd.	6,700	702,930
Shionogi & Co., Ltd.	4,000	208,141
Shiseido Co., Ltd.	7,800	468,922
Shizuoka Bank, Ltd.	74,000	744,947
SMC Corp.	700	292,062
SoftBank Group Corp.	12,800	1,056,037
Sony Corp.	12,900	649,782
Sumitomo Chemical Co., Ltd.	43,000	266,864
Sumitomo Corp.	34,800	611,333
Sumitomo Dainippon Pharma Co., Ltd.	10,300	157,212
Sumitomo Mitsui Financial Group, Inc.	14,200	615,676
Sumitomo Mitsui Trust Holdings, Inc.	5,800	233,607
Suntory Beverage & Food, Ltd.	4,900	227,177
Sysmex Corp.	2,700	223,608
TDK Corp.	3,300	298,204
Terumo Corp.	5,100	275,866
Tobu Railway Co., Ltd.	8,000	246,373
Tohoku Electric Power Co., Inc.	14,100	184,735
Tokio Marine Holdings, Inc.	10,400	479,438
Tokyo Electron, Ltd.	2,600	507,254
Tokyo Gas Co., Ltd.	9,200	230,408
Tokyu Corp.	13,500	215,692
Toppan Printing Co., Ltd.	20,000	171,173
Toray Industries, Inc.	28,000	282,850
TOTO, Ltd.	5,500	288,372
Toyoda Gosei Co., Ltd.	13,600	328,298
Toyota Industries Corp.	7,200	451,190
Toyota Motor Corp.	3,500	235,775
Toyota Tsusho Corp.	8,500	315,317
Trend Micro, Inc.	9,900	560,647
Unicharm Corp.	8,500	237,594
West Japan Railway Co.	4,500	312,335
Yahoo Japan Corp.	40,100	185,261
Yakult Honsha Co., Ltd.	3,400	243,248
Yamaguchi Financial Group, Inc.	19,000	229,854
Yamazaki Baking Co., Ltd.	9,000	175,698

		45,353,615

Jersey - 0.5%

Aptiv PLC	3,496	319,290
Delphi Technologies PLC	1,165	55,629
Ferguson PLC	4,223	297,385
Randgold Resources, Ltd.	3,036	244,116
Shire PLC	16,732	714,789
WPP PLC	28,561	545,511

		2,176,720

Liberia - 0.1%

Royal Caribbean Cruises, Ltd.	2,630	332,958

Luxembourg - 0.2%

RTL Group SA	6,325	555,224
SES SA FDR	14,875	237,851
Tenaris SA	13,542	233,856

		1,026,931

Netherlands - 2.2%

Aegon NV	70,452	488,276
Akzo Nobel NV	3,724	360,715
ASML Holding NV	3,981	777,703
Boskalis Westminster NV	5,238	197,376
CNH Industrial NV	27,566	371,429
Core Laboratories NV#	3,430	353,153
EXOR NV	4,981	360,983
ING Groep NV	48,736	854,411
Koninklijke Ahold Delhaize NV	21,039	473,210
Koninklijke DSM NV	3,564	367,001
Koninklijke KPN NV	50,803	158,618
Koninklijke Philips NV	22,996	879,337
Koninklijke Vopak NV	4,605	217,019
LyondellBasell Industries NV, Class A	6,634	717,931
NN Group NV	13,556	604,434
QIAGEN NV†	15,177	512,898
RELX NV	25,248	517,148
STMicroelectronics NV	31,470	719,375
Wolters Kluwer NV	11,114	562,815

		9,493,832

New Zealand - 0.3%

Auckland International Airport, Ltd.	69,767	323,410
Contact Energy, Ltd.	48,523	184,289
Fletcher Building, Ltd.	30,262	141,415
Ryman Healthcare, Ltd.	45,044	346,095
Spark New Zealand, Ltd.	95,487	230,509

		1,225,718

Norway - 0.3%

Gjensidige Forsikring ASA	23,102	422,008
Marine Harvest ASA	10,328	200,277
Orkla ASA	35,200	385,081
Telenor ASA	11,202	251,770

		1,259,136

Papua New Guinea - 0.1%

Oil Search, Ltd.	36,637	213,158

Portugal - 0.2%

Banco Espirito Santo SA†(1)(2)	126,030	0
EDP-Energias de Portugal SA	93,029	311,392
Galp Energia SGPS SA	33,940	613,338

		924,730

Singapore - 1.1%

Broadcom, Ltd.	4,530	1,116,464
CapitaLand, Ltd.	80,000	217,687
City Developments, Ltd.	29,500	282,664
ComfortDelGro Corp., Ltd.	159,000	242,635
DBS Group Holdings, Ltd.	27,000	580,351
Jardine Cycle & Carriage, Ltd.	9,200	256,673
Oversea-Chinese Banking Corp., Ltd.	106,000	1,035,255
Singapore Telecommunications, Ltd.	97,000	247,199
StarHub, Ltd.	112,000	210,437
United Overseas Bank, Ltd.	27,000	565,023

		4,754,388

Spain - 1.3%

Aena SME SA*	1,353	275,193
Amadeus IT Group SA	6,764	496,442
Banco Bilbao Vizcaya Argentaria SA	92,461	772,351
Banco de Sabadell SA	138,750	289,976
Banco Santander SA	182,417	1,251,108
Bankinter SA	27,525	302,757
CaixaBank SA	80,880	392,976
Enagas SA	7,953	206,936
Grifols SA	10,560	288,926
Red Electrica Corp. SA	13,704	266,325
Repsol SA	25,496	454,302
Telefonica SA	60,355	587,372

		5,584,664

SupraNational - 0.0%

HK Electric Investments & HK Electric Investments, Ltd.*	191,000	178,973

Sweden - 1.1%

Arjo AB, Class B†	9,028	28,344
Assa Abloy AB, Class B	30,513	679,698
Atlas Copco AB, Class A	11,320	482,101
Atlas Copco AB, Class B	7,859	297,708
Boliden AB	9,577	339,440
Essity AB, Class B†	6,725	184,024
Getinge AB, Class B	9,028	113,463
Hennes & Mauritz AB, Class B	7,515	124,348
Hexagon AB, Class B	5,022	292,685
Industrivarden AB, Class C	11,313	270,135
Investor AB, Class B	16,914	760,421
Nordea Bank AB	21,352	242,424
Skandinaviska Enskilda Banken AB, Class A	20,839	244,931
Svenska Cellulosa AB SCA, Class B	6,725	66,492
Svenska Handelsbanken AB, Class A	38,558	529,019
Telefonaktiebolaget LM Ericsson, Class B	32,965	220,396

		4,875,629

Switzerland - 2.8%

ABB, Ltd.	28,594	692,462
Aryzta AG†	5,710	142,219
Baloise Holding AG	1,739	273,214
Chubb, Ltd.	13,729	1,948,420
Coca-Cola HBC AG	11,386	372,560
EMS-Chemie Holding AG	379	242,802
Garmin, Ltd.#	4,306	255,087
Geberit AG	1,734	785,125
Givaudan SA	203	463,006
Kuehne & Nagel International AG	1,294	210,705
Pargesa Holding SA	6,739	596,977
Partners Group Holding AG	508	366,549
Schindler Holding AG	1,585	358,934
Schindler Holding AG (Participation Certificate)	1,303	305,240
SGS SA	169	430,004
Sika AG	52	427,574
Sonova Holding AG	3,591	563,334
Swatch Group AG	670	283,166
Swiss Life Holding AG	909	329,680
Swiss Prime Site AG	12,310	1,146,463
Swiss Re AG	4,613	470,941
Swisscom AG	1,889	1,019,844
Vifor Pharma AG	1,560	219,553
Zurich Insurance Group AG	1,749	577,018

		12,480,877

United Kingdom - 5.2%

3i Group PLC	53,962	695,080
Admiral Group PLC	14,174	358,889
Aggreko PLC	10,823	111,156
Antofagasta PLC	29,780	354,047
Aon PLC	3,253	456,461
Ashtead Group PLC	12,566	362,329
Auto Trader Group PLC*	37,662	188,794
Aviva PLC	77,931	538,845
Berkeley Group Holdings PLC	9,279	489,929
British Land Co. PLC	35,934	308,933
BT Group PLC	174,256	574,263
Bunzl PLC	33,711	905,408
Burberry Group PLC	11,844	249,230
Capita PLC	35,704	86,065
Compass Group PLC	25,390	540,002
Croda International PLC	4,382	277,466
Direct Line Insurance Group PLC	85,325	448,027
Dixons Carphone PLC	73,651	198,189
Fresnillo PLC	16,790	281,470
GKN PLC	50,050	300,994
Hammerson PLC	52,725	322,709
Hargreaves Lansdown PLC	10,788	254,590
Hikma Pharmaceuticals PLC	10,925	128,536
Inmarsat PLC	21,082	135,571
InterContinental Hotels Group PLC	7,447	481,680
Intertek Group PLC	10,773	727,019
Intu Properties PLC	104,195	289,050
Investec PLC	31,544	273,912
ITV PLC	74,244	162,700
Johnson Matthey PLC	5,956	255,398
Kingfisher PLC	40,468	199,174
Land Securities Group PLC	19,687	249,810
Legal & General Group PLC	161,043	578,806
Liberty Global PLC, Class A†	6,033	187,868
Liberty Global PLC, Class C†	7,042	211,471
London Stock Exchange Group PLC	7,068	391,110
Marks & Spencer Group PLC	41,696	168,973
Mediclinic International PLC	12,171	98,897
Merlin Entertainments PLC*	36,892	172,093
Mondi PLC	10,072	261,950
National Grid PLC	70,378	714,110
NEX Group PLC	18,206	167,717
Next PLC	6,024	401,677
Nielsen Holdings PLC	6,062	197,803
Old Mutual PLC	98,150	343,768

Pearson PLC	26,239	263,386
Persimmon PLC	9,136	325,384
Provident Financial PLC	5,712	76,831
RELX PLC	32,929	676,500
Royal Mail PLC	26,021	200,324
RSA Insurance Group PLC	57,944	502,646
Sage Group PLC	44,535	423,053
Schroders PLC	9,585	452,465
Segro PLC	54,440	426,080
Sky PLC	53,434	990,373
Smith & Nephew PLC	25,446	442,027
Smiths Group PLC	18,020	395,004
SSE PLC	33,488	562,443
St James’s Place PLC	33,593	530,902
Tate & Lyle PLC	34,732	267,609
TechnipFMC PLC	6,714	195,862
TP ICAP PLC	14,877	109,442
Travis Perkins PLC	8,814	155,724
United Utilities Group PLC	43,128	394,660
Weir Group PLC	9,425	262,430
Whitbread PLC	4,680	249,323

		23,004,437

United States - 51.7%

A.O. Smith Corp.	4,170	267,672
AbbVie, Inc.	20,175	2,336,870
Activision Blizzard, Inc.	9,737	712,067
Acuity Brands, Inc.#	725	103,371
Adobe Systems, Inc.†	7,642	1,598,171
Advance Auto Parts, Inc.#	1,590	181,658
Affiliated Managers Group, Inc.	2,068	391,596
Aflac, Inc.	9,919	881,601
Agilent Technologies, Inc.	8,640	592,618
AGNC Investment Corp.	9,173	164,564
Air Products & Chemicals, Inc.	5,168	830,963
Akamai Technologies, Inc.†	3,270	220,594
Albemarle Corp.#	3,348	336,240
Alexion Pharmaceuticals, Inc.†	3,951	464,045
Alleghany Corp.†	398	241,248
Alliance Data Systems Corp.	920	221,683
Allstate Corp.	13,980	1,289,795
Alphabet, Inc., Class A†	4,082	4,506,201
Alphabet, Inc., Class C†	3,801	4,199,079
American Express Co.	15,233	1,485,370
American Tower Corp.	10,755	1,498,494
American Water Works Co., Inc.	5,568	441,876
Ameriprise Financial, Inc.	4,466	698,661
AMETEK, Inc.	4,930	373,398
Amgen, Inc.	13,075	2,402,793
Amphenol Corp., Class A	3,249	296,926
Anadarko Petroleum Corp.	8,297	473,261
Analog Devices, Inc.	10,056	906,548
Annaly Capital Management, Inc.	16,295	163,439
ANSYS, Inc.†	4,693	750,598
Antero Resources Corp.†#	6,732	126,629
Apache Corp.#	11,520	393,408
Applied Materials, Inc.	9,271	533,917
Assurant, Inc.	5,876	502,222
Atmos Energy Corp.	4,547	365,988
Autodesk, Inc.†#	3,354	393,994
Automatic Data Processing, Inc.	12,257	1,413,477
AvalonBay Communities, Inc.	1,148	179,111
Avery Dennison Corp.	3,669	433,492
Baker Hughes a GE Co., LLC	4,989	131,710
Ball Corp.#	6,352	253,762
Baxter International, Inc.	9,257	627,532
BB&T Corp.	10,844	589,371
Becton Dickinson and Co.	3,884	862,326
Bed Bath & Beyond, Inc.	4,159	89,169
Berkshire Hathaway, Inc., Class B†	17,072	3,537,318
Best Buy Co., Inc.	5,850	423,774
Biogen, Inc.†	2,412	697,044
BioMarin Pharmaceutical, Inc.†#	3,122	253,413
Black Knight, Inc.†	2,836	135,135
BlackRock, Inc.	2,225	1,222,482
Booking Holdings, Inc.†	616	1,252,969
Boston Properties, Inc.	1,856	220,623
Brixmor Property Group, Inc.	13,251	205,921
Broadridge Financial Solutions, Inc.	2,802	281,265
C.H. Robinson Worldwide, Inc.	4,142	386,697
CA, Inc.	12,878	452,018
Cabot Oil & Gas Corp.	10,408	251,457
Calpine Corp.†	12,240	186,293
Campbell Soup Co.#	2,840	122,262
Capital One Financial Corp.	8,990	880,391
CarMax, Inc.†#	3,715	230,033
Caterpillar, Inc.	4,114	636,148
CBRE Group, Inc., Class A†	6,735	314,861
CBS Corp., Class B	8,634	457,343
CDW Corp.	4,492	327,602
Celanese Corp., Series A	5,247	529,212
Celgene Corp.†	10,195	888,188
Centene Corp.†	3,324	337,120
CenterPoint Energy, Inc.	9,924	268,444
CenturyLink, Inc.	23,530	415,775
Cerner Corp.†	10,843	695,687
Charles Schwab Corp.	16,947	898,530
Chipotle Mexican Grill, Inc.†#	435	138,508
Church & Dwight Co., Inc.	5,892	289,827
Cimarex Energy Co.	1,884	181,034
Cincinnati Financial Corp.	7,048	525,710
Cintas Corp.	2,934	500,716
Cisco Systems, Inc.	76,377	3,420,162
CIT Group, Inc.	5,817	308,592
Citizens Financial Group, Inc.	9,141	397,542
Citrix Systems, Inc.†	3,998	367,816
Clorox Co.	10,593	1,367,344
CME Group, Inc.	5,673	942,626
CMS Energy Corp.	10,564	448,442
Cognizant Technology Solutions Corp., Class A	8,995	737,770
Colgate-Palmolive Co.	16,984	1,171,386
Comcast Corp., Class A	72,044	2,608,713
Comerica, Inc.	4,468	434,379
Concho Resources, Inc.†	1,786	269,329
Cooper Cos., Inc.	1,050	242,046
Corning, Inc.	14,840	431,547
Crown Castle International Corp.	8,215	904,143

CSX Corp.	17,593	945,096
D.R. Horton, Inc.	5,759	241,302
Danaher Corp.	15,390	1,504,834
Deere & Co.	8,676	1,395,708
DENTSPLY SIRONA, Inc.	5,808	325,596
Devon Energy Corp.	11,720	359,452
Digital Realty Trust, Inc.	2,876	289,441
Discover Financial Services	7,023	553,623
Discovery Communications, Inc., Class A†#	14,639	356,020
Discovery Communications, Inc., Class C†#	15,464	355,363
DISH Network Corp., Class A†	5,080	211,785
Dollar Tree, Inc.†	4,673	479,637
Dover Corp.	9,002	901,100
Dr Pepper Snapple Group, Inc.	16,163	1,878,949
Dun & Bradstreet Corp.	2,788	348,612
DXC Technology Co.	1,687	172,985
E*TRADE Financial Corp.†	7,743	404,417
Eaton Vance Corp.	7,373	390,253
eBay, Inc.†	16,919	725,148
Ecolab, Inc.	6,409	836,054
Edgewell Personal Care Co.†#	2,539	127,331
Edwards Lifesciences Corp.†	4,134	552,592
Electronic Arts, Inc.†	4,406	545,022
Emerson Electric Co.	22,504	1,599,134
EOG Resources, Inc.	6,297	638,642
EQT Corp.	4,034	202,951
Equinix, Inc.	1,497	586,974
Equity Residential	4,349	244,544
Estee Lauder Cos., Inc., Class A	5,535	766,265
Eversource Energy	9,632	549,024
Expedia, Inc.	2,598	273,232
Expeditors International of Washington, Inc.	11,730	761,981
Extra Space Storage, Inc.	3,906	332,205
Facebook, Inc., Class A†	26,433	4,713,533
Fastenal Co.#	8,190	448,157
Federal Realty Investment Trust	3,058	348,429
Fidelity National Information Services, Inc.	8,745	849,839
Fifth Third Bancorp	15,741	520,240
First Republic Bank	3,876	359,693
Fiserv, Inc.†	7,981	1,144,396
FleetCor Technologies, Inc.†	1,246	249,113
Flowserve Corp.	4,021	170,289
FNF Group	9,250	369,353
Ford Motor Co.	46,034	488,421
Fortive Corp.	7,695	590,976
Franklin Resources, Inc.	7,712	298,223
Gartner, Inc.†#	1,876	212,757
General Mills, Inc.	20,561	1,039,359
Genuine Parts Co.	3,093	284,061
GGP, Inc.	7,155	151,471
Gilead Sciences, Inc.	16,851	1,326,679
Hanesbrands, Inc.#	9,177	178,034
Hasbro, Inc.	5,283	504,896
HCA Healthcare, Inc.	3,556	352,933
HCP, Inc.	7,868	170,264
Helmerich & Payne, Inc.#	2,696	174,027
Hess Corp.	6,603	299,908
Hewlett Packard Enterprise Co.	19,643	365,163
Hilton Grand Vacations, Inc.†	800	34,528
Hilton Worldwide Holdings, Inc.	2,668	215,548
HollyFrontier Corp.	7,449	319,041
Hormel Foods Corp.#	10,317	334,890
Host Hotels & Resorts, Inc.	16,843	312,606
HP, Inc.	24,752	578,949
Humana, Inc.	1,960	532,767
Illinois Tool Works, Inc.	2,451	395,689
Illumina, Inc.†	1,489	339,522
Incyte Corp.†	2,512	213,922
Ingredion, Inc.	1,834	239,594
Intel Corp.	67,608	3,332,398
Intercontinental Exchange, Inc.	16,675	1,218,609
International Business Machines Corp.	12,454	1,940,707
International Flavors & Fragrances, Inc.	4,707	664,864
International Paper Co.	7,172	427,379
Interpublic Group of Cos., Inc.	10,654	249,304
Intuit, Inc.	7,491	1,249,948
IQVIA Holdings, Inc.†	2,810	276,307
Iron Mountain, Inc.	4,511	141,916
J.M. Smucker Co.	1,985	250,706
JB Hunt Transport Services, Inc.	3,516	416,892
Jones Lang LaSalle, Inc.	2,807	450,832
Juniper Networks, Inc.	8,086	207,487
Kansas City Southern	2,001	206,183
KeyCorp	16,491	348,455
Kimberly-Clark Corp.	15,783	1,750,650
Kinder Morgan, Inc.	22,465	363,933
KLA-Tencor Corp.	9,492	1,075,539
Kohl’s Corp.#	7,846	518,542
Kraft Heinz Co.	7,293	488,996
Kroger Co.	9,558	259,213
L Brands, Inc.#	4,771	235,353
Laboratory Corp. of America Holdings†	3,264	563,693
Lam Research Corp.	4,219	809,457
Lear Corp.	2,301	429,298
Liberty Interactive Corp. QVC Group, Class A†	15,276	441,018
Liberty Media Corp.-Liberty SiriusXM, Series C†	5,871	245,173
Lincoln National Corp.	4,705	358,380
LKQ Corp.†	10,988	433,806
Loews Corp.	5,566	274,571
Lowe’s Cos., Inc.	9,390	841,250
M&T Bank Corp.	3,811	723,480
Macerich Co.	2,125	125,248
Macy’s, Inc.#	6,279	184,665
Marathon Oil Corp.	19,432	282,153
Markel Corp.†	505	561,560
Marriott International, Inc., Class A	4,761	672,301
Marsh & McLennan Cos., Inc.	7,787	646,477
Masco Corp.	5,856	240,799
Mastercard, Inc., Class A	14,855	2,610,915
Mattel, Inc.#	12,911	205,285

Maxim Integrated Products, Inc.	5,112	311,525
McCormick & Co., Inc.	2,150	229,577
MEDNAX, Inc.†	4,160	228,717
Microchip Technology, Inc.#	7,794	693,120
Micron Technology, Inc.†	15,302	746,891
Microsoft Corp.	105,527	9,895,267
Mid-America Apartment Communities, Inc.	1,694	145,379
Monster Beverage Corp.†	6,084	385,543
Mosaic Co.	6,964	183,292
Motorola Solutions, Inc.	5,584	592,742
MSCI, Inc.	2,388	337,950
Murphy Oil Corp.#	10,560	267,696
Nasdaq, Inc.	6,716	542,317
National Oilwell Varco, Inc.	13,658	479,259
Navient Corp.	15,252	197,666
NetApp, Inc.	7,429	449,826
Netflix, Inc.†	4,682	1,364,241
New York Community Bancorp, Inc.	12,075	164,462
Newell Brands, Inc.	7,862	201,975
Newfield Exploration Co.†#	4,586	106,991
NiSource, Inc.	13,830	319,888
Noble Energy, Inc.	9,481	282,818
Nordstrom, Inc.#	4,711	241,721
Norfolk Southern Corp.	4,381	609,309
Northern Trust Corp.	5,252	556,029
Nucor Corp.	9,846	643,928
NVIDIA Corp.	10,317	2,496,714
O’Reilly Automotive, Inc.†	1,151	281,063
Occidental Petroleum Corp.	6,941	455,330
OGE Energy Corp.	6,618	207,408
Omnicom Group, Inc.#	11,877	905,384
ONEOK, Inc.	7,889	444,387
Oracle Corp.	40,001	2,026,851
PACCAR, Inc.	4,720	337,905
Palo Alto Networks, Inc.†#	1,448	251,040
Park Hotels & Resorts, Inc.	1,768	45,950
Parker-Hannifin Corp.	4,152	741,007
Paychex, Inc.	19,483	1,268,928
PayPal Holdings, Inc.†	15,885	1,261,428
People’s United Financial, Inc.	22,008	421,233
PepsiCo, Inc.	28,141	3,087,912
Pioneer Natural Resources Co.	1,932	328,884
PNC Financial Services Group, Inc.	10,505	1,656,218
PPL Corp.	31,005	888,293
Principal Financial Group, Inc.	9,465	589,953
Procter & Gamble Co.	38,851	3,050,581
Progressive Corp.	24,476	1,409,328
Prologis, Inc.	6,021	365,354
Prudential Financial, Inc.	8,857	941,676
Public Storage	1,999	388,686
QUALCOMM, Inc.	21,544	1,400,360
Quest Diagnostics, Inc.	6,487	668,485
Range Resources Corp.#	5,909	78,531
Raymond James Financial, Inc.	5,302	491,548
Red Hat, Inc.†	2,648	390,315
Regeneron Pharmaceuticals, Inc.†	1,040	333,258
Regions Financial Corp.	21,191	411,317
Republic Services, Inc.	6,786	455,883
ResMed, Inc.	2,871	273,520
Robert Half International, Inc.	4,872	278,045
Rockwell Automation, Inc.	4,117	744,354
Roper Technologies, Inc.	4,838	1,330,885
Ross Stores, Inc.	6,969	544,209
S&P Global, Inc.	4,248	814,766
salesforce.com, Inc.†	8,590	998,588
SBA Communications Corp.†	5,672	892,035
Scripps Networks Interactive, Inc., Class A	4,556	409,402
Sealed Air Corp.#	3,953	167,489
SEI Investments Co.	4,295	312,805
ServiceNow, Inc.†#	2,686	432,473
Simon Property Group, Inc.	3,310	508,118
Snap-on, Inc.	2,120	337,546
Southwest Airlines Co.	4,588	265,370
Southwestern Energy Co.†	14,608	52,151
Splunk, Inc.†#	3,227	300,756
Stanley Black & Decker, Inc.	3,498	556,847
Starbucks Corp.	23,035	1,315,299
Stryker Corp.	4,534	735,233
SunTrust Banks, Inc.	10,302	719,492
Synchrony Financial	10,798	392,939
T. Rowe Price Group, Inc.	6,856	767,186
Tapestry, Inc.	5,861	298,384
TD Ameritrade Holding Corp.	8,363	480,873
Texas Instruments, Inc.	11,801	1,278,638
Thermo Fisher Scientific, Inc.	8,190	1,708,270
Tiffany & Co.	3,930	397,087
TJX Cos., Inc.	13,325	1,101,711
Toll Brothers, Inc.	6,710	294,099
Torchmark Corp.	13,741	1,173,069
Total System Services, Inc.	7,477	657,602
Tractor Supply Co.	1,874	121,679
TransDigm Group, Inc.	831	239,586
Travelers Cos., Inc.	9,938	1,381,382
Trimble, Inc.†	10,103	383,207
TripAdvisor, Inc.†	2,793	111,943
Twenty-First Century Fox, Inc., Class B	14,171	516,108
UGI Corp.	5,791	249,534
Ulta Beauty, Inc.†	1,451	295,061
Union Pacific Corp.	14,034	1,827,928
United Parcel Service, Inc., Class B	13,351	1,393,978
United Rentals, Inc.†	2,725	477,120
United Therapeutics Corp.†	2,180	252,553
US Bancorp	30,198	1,641,563
Valero Energy Corp.	4,416	399,295
Varian Medical Systems, Inc.†#	3,147	375,563
Ventas, Inc.	5,335	257,787
VeriSign, Inc.†#	5,122	594,254
Verisk Analytics, Inc.†	6,616	676,089
Vertex Pharmaceuticals, Inc.†	4,679	776,854
Viacom, Inc., Class B	7,902	263,453
Visa, Inc., Class A#	27,304	3,356,754
Vornado Realty Trust	3,640	241,951
Voya Financial, Inc.	7,253	370,048
Vulcan Materials Co.	2,163	254,650
Walgreens Boots Alliance, Inc.	10,661	734,436

Walt Disney Co.	21,553	2,223,407
Waters Corp.†	1,325	271,148
WEC Energy Group, Inc.#	6,906	413,808
Welltower, Inc.	4,073	213,833
Western Digital Corp.	3,913	340,588
Western Union Co.	11,620	230,308
WestRock Co.	4,699	309,006
Weyerhaeuser Co.	7,956	278,699
Whirlpool Corp.	1,088	176,724
Worldpay, Inc., Class A†	12,380	995,119
WR Berkley Corp.#	7,712	527,347
WW Grainger, Inc.	1,740	455,097
Wyndham Worldwide Corp.	2,547	294,892
Xerox Corp.	5,582	169,246
Yum! Brands, Inc.	5,094	414,550
Zoetis, Inc.	6,582	532,221

		227,666,778

Total Common Stocks
(cost $322,535,710)		421,332,950

RIGHTS - 0.0%

APA Group†	2,900	507
Woodside Petroleum, Ltd.†	1,694	2,828

Total Rights
(cost $0)		3,335

Total Long-Term Investment Securities
(cost $322,535,710)		421,336,285

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)	1,742,797	1,742,797

U.S. Government Treasuries - 0.7%

United States Treasury Bills
1.27% due 03/01/2018(5)	$2,000,000	2,000,000
1.48% due 05/31/2018(5)	1,000,000	995,899

		2,995,899

Total Short-Term Investment Securities
(cost $4,739,084)		4,738,696

REPURCHASE AGREEMENTS - 3.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $15,571,087 collateralized by $16,360,000 of U.S. Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $15,882,877 (cost $15,571,000)	15,571,000	15,571,000

TOTAL INVESTMENTS
(cost $342,845,794)	100.2%	441,645,981
Liabilities in excess of other assets	(0.2)	(1,085,981)

NET ASSETS	100.0%	$440,560,000

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $1,100,609 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $14 representing 0.0% of net assets.
(3)	At February 28, 2018, the Fund had loaned securities with a total value of $15,471,930. This was secured by collateral of $1,742,797, which was received in cash and subsequently invested in short-term investments currently valued at $1,742,797 as reported in the Portfolio of Investments. Additional collateral of $14,291,480 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$3,005,405
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,078,799
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,115,426
United States Treasury Bills	0.00%	03/22/2018 to 11/08/2018	376,417
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	8,715,433

(4)	The rate shown is the 7-day yield as of February 28, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
FDR - Fiduciary	Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

146	Long	S&P 500 E-Mini Index	March 2018	$19,475,378	$19,815,120	$339,742

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Banks-Commercial	3.8%
Repurchase Agreements	3.5
Real Estate Investment Trusts	3.4
Applications Software	3.0
Insurance-Life/Health	2.5
Electronic Components-Semiconductors	2.5
Insurance-Multi-line	2.4
Medical-Drugs	2.0
Medical-Biomedical/Gene	2.0
Insurance-Property/Casualty	2.0
Web Portals/ISP	1.9
Cosmetics & Toiletries	1.9
Finance-Credit Card	1.9
Oil Companies-Exploration & Production	1.6
Insurance-Reinsurance	1.5
Commercial Services-Finance	1.5
Banks-Super Regional	1.5
Investment Management/Advisor Services	1.5
Transport-Rail	1.4
Internet Content-Entertainment	1.4
Beverages-Non-alcoholic	1.4
Chemicals-Diversified	1.3
Telephone-Integrated	1.2
Computer Services	1.2
Medical Products	1.1
Auto/Truck Parts & Equipment-Original	1.1
Finance-Other Services	1.0
Enterprise Software/Service	1.0
Multimedia	1.0
Chemicals-Specialty	1.0
Cable/Satellite TV	0.9
Semiconductor Equipment	0.9
Food-Misc./Diversified	0.9
Commercial Services	0.9
Data Processing/Management	0.9
Electronic Components-Misc.	0.9
Networking Products	0.9
Transport-Services	0.8
Hotels/Motels	0.8
Gas-Distribution	0.8
Diversified Manufacturing Operations	0.8
Real Estate Management/Services	0.7
Diagnostic Equipment	0.7
Distribution/Wholesale	0.7
Consumer Products-Misc.	0.7
U.S. Government Treasuries	0.7
Machinery-Electrical	0.7
Electric Products-Misc.	0.7
Building & Construction Products-Misc.	0.7
Electric-Integrated	0.6
Semiconductor Components-Integrated Circuits	0.6
Machinery-General Industrial	0.6
Pipelines	0.6
Finance-Investment Banker/Broker	0.5
Import/Export	0.5
Electronic Measurement Instruments	0.5
Diversified Banking Institutions	0.5
Machinery-Farming	0.5
Retail-Restaurants	0.5
Oil Companies-Integrated	0.5
Real Estate Operations & Development	0.5
Oil Refining & Marketing	0.5
Building-Residential/Commercial	0.5
Investment Companies	0.4
Oil-Field Services	0.4
Computer Aided Design	0.4
E-Commerce/Services	0.4
Machinery-Construction & Mining	0.4
Registered Investment Companies	0.4
Industrial Gases	0.4
Airport Development/Maintenance	0.4
Advertising Agencies	0.4
Retail-Apparel/Shoe	0.4
Electronic Forms	0.4
Food-Retail	0.4
Private Equity	0.4
Telecom Services	0.4
Diversified Operations	0.4
Steel-Producers	0.3
Insurance Brokers	0.3
Retail-Major Department Stores	0.3
Medical Labs & Testing Services	0.3
Industrial Automated/Robotic	0.3
Medical Instruments	0.3
Electric-Distribution	0.3
Broadcast Services/Program	0.3
Computers-Memory Devices	0.3
Water	0.3
Public Thoroughfares	0.3
Retail-Discount	0.3
Paper & Related Products	0.3
Rubber-Tires	0.3
Computer Software	0.3
Toys	0.2
Entertainment Software	0.2
Consulting Services	0.2
Cellular Telecom	0.2
Television	0.2
Food-Catering	0.2
Food-Dairy Products	0.2
Audio/Video Products	0.2
Retail-Building Products	0.2
Wireless Equipment	0.2
Banks-Fiduciary	0.2
Computers	0.2
Soap & Cleaning Preparation	0.2
Tools-Hand Held	0.2
E-Commerce/Products	0.2
Medical-HMO	0.2
Rental Auto/Equipment	0.2
Retail-Jewelry	0.2
Internet Security	0.2
Building Products-Air & Heating	0.2
Medical-Hospitals	0.2
Retail-Auto Parts	0.2
Metal-Diversified	0.2
Retail-Drug Store	0.2
Auto-Cars/Light Trucks	0.2
Containers-Paper/Plastic	0.2
Non-Hazardous Waste Disposal	0.2
Food-Meat Products	0.2
Cruise Lines	0.2
Electric-Transmission	0.2
Auto-Heavy Duty Trucks	0.2
Building Products-Cement	0.2
Retail-Misc./Diversified	0.2
Office Automation & Equipment	0.1
Optical Supplies	0.1
Gold Mining	0.1
Retail-Regional Department Stores	0.1
Medical Information Systems	0.1
Metal Processors & Fabrication	0.1
Electronic Security Devices	0.1
Finance-Consumer Loans	0.1
Retail-Consumer Electronics	0.1
Telecommunication Equipment	0.1
Web Hosting/Design	0.1
Satellite Telecom	0.1
Office Supplies & Forms	0.1
Savings & Loans/Thrifts	0.1
Resorts/Theme Parks	0.1
Publishing-Periodicals	0.1
Metal-Copper	0.1
Diagnostic Kits	0.1
Transactional Software	0.1
Oil Field Machinery & Equipment	0.1
Photo Equipment & Supplies	0.1
Retail-Catalog Shopping	0.1
Machinery-Pumps	0.1
Apparel Manufacturers	0.1
Medical-Generic Drugs	0.1
Transport-Truck	0.1
Travel Services	0.1
Power Converter/Supply Equipment	0.1
Dialysis Centers	0.1
Finance-Mortgage Loan/Banker	0.1
Human Resources	0.1
Retirement/Aged Care	0.1
Finance-Leasing Companies	0.1
Decision Support Software	0.1
E-Services/Consulting	0.1
Dental Supplies & Equipment	0.1
Computers-Integrated Systems	0.1
Electronic Connectors	0.1
Retail-Perfume & Cosmetics	0.1
Security Services	0.1
Silver Mining	0.1
Gas-Transportation	0.1
Respiratory Products	0.1
Metal-Iron	0.1
Instruments-Scientific	0.1
Machine Tools & Related Products	0.1
Airlines	0.1
Containers-Metal/Glass	0.1
Food-Confectionery	0.1
Radio	0.1
Chemicals-Plastics	0.1
Water Treatment Systems	0.1
Building Products-Wood	0.1
Aerospace/Defense	0.1
Building & Construction-Misc.	0.1
Aerospace/Defense-Equipment	0.1
Retail-Home Furnishings	0.1
Retail-Automobile	0.1
Physicians Practice Management	0.1
Steel-Specialty	0.1
Retail-Convenience Store	0.1

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$8,922,629	**	$14	$8,922,643
Portugal	—	924,730	**	0	924,730
Other Countries	256,598,407	154,887,170	**	—	411,485,577
Rights	3,335	—		—	3,335
Short-Term Investment Securities:
Registered Investment Companies	1,742,797	—		—	1,742,797
U.S. Government Treasuries	—	2,995,899		—	2,995,899
Repurchase Agreements	—	15,571,000		—	15,571,000

Total Investments at Value	$258,344,539	$183,301,428		$14	$441,645,981

Other Financial Instruments:†
Futures Contracts	$339,742	$—		$—	$339,742

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $162,687,348 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount(5)	Value (Note 1)
COMMON STOCKS - 62.0%
Bermuda - 0.3%

Kunlun Energy Co., Ltd.	1,344,000	$1,254,542

Canada - 1.3%

Alamos Gold, Inc., Class A	253,130	1,285,901
Husky Energy, Inc.†	159,800	2,109,579
Wheaton Precious Metals Corp.	90,000	1,717,659

		5,113,139

Cayman Islands - 1.5%

Baidu, Inc. ADR†	12,120	3,058,361
CK Hutchison Holdings, Ltd.	248,500	3,096,847

		6,155,208

China - 1.3%

China Life Insurance Co., Ltd.	810,000	2,382,207
China Telecom Corp., Ltd.	6,178,000	2,694,634

		5,076,841

France - 4.5%

AXA SA	114,627	3,603,068
BNP Paribas SA	52,094	4,119,032
Cie de Saint-Gobain	48,053	2,720,331
Cie Generale des Etablissements Michelin SCA	9,285	1,427,674
Sanofi	26,422	2,084,164
TOTAL SA	23,103	1,319,019
Veolia Environnement SA	108,804	2,641,425

		17,914,713

Germany - 3.5%

Bayer AG	26,635	3,123,326
HeidelbergCement AG	12,697	1,280,519
Innogy SE	32,873	1,314,947
LANXESS AG	33,058	2,750,597
Merck KGaA	29,937	2,999,876
Siemens AG ADR	42,371	2,795,638

		14,264,903

Hong Kong - 0.7%

China Mobile, Ltd.	287,000	2,670,005

Ireland - 1.8%

Allergan PLC	16,065	2,477,544
Bank of Ireland Group PLC†	163,041	1,527,670
CRH PLC	55,329	1,824,575
Medtronic PLC	16,100	1,286,229

		7,116,018

Israel - 0.8%

Teva Pharmaceutical Industries, Ltd. ADR#	167,170	3,129,422

Italy - 0.7%

Eni SpA	169,197	2,816,584

Japan - 6.5%

IHI Corp.#	47,400	1,613,755
Inpex Corp.	105,200	1,257,084
Mitsui Fudosan Co., Ltd.	104,400	2,494,913
Omron Corp.	49,200	2,893,149
Panasonic Corp.	219,300	3,414,964
Ryohin Keikaku Co., Ltd.	9,100	3,106,452
Seven & i Holdings Co., Ltd.	63,300	2,632,293
SoftBank Group Corp.	47,300	3,902,386
Sumitomo Metal Mining Co., Ltd.	30,800	1,435,709
Suntory Beverage & Food, Ltd.	76,300	3,537,474

		26,288,179

Jersey - 0.7%

Shire PLC	69,171	2,954,976

Luxembourg - 0.4%

SES SA FDR	97,434	1,557,966

Netherlands - 1.1%

ING Groep NV	105,712	1,853,281
LyondellBasell Industries NV, Class A	11,700	1,266,174
QIAGEN NV†	42,109	1,423,050

		4,542,505

Norway - 0.7%

Telenor ASA	57,515	1,292,675
Yara International ASA	32,370	1,424,193

		2,716,868

Portugal - 0.3%

Galp Energia SGPS SA	71,751	1,296,630

Singapore - 0.3%

Singapore Telecommunications, Ltd.#	510,300	1,298,395

South Korea - 2.5%

Hana Financial Group, Inc.	41,712	1,876,715
Hyundai Mobis Co., Ltd.	5,371	1,124,904
KB Financial Group, Inc. ADR	22,028	1,291,061
Samsung Electronics Co., Ltd.	2,748	5,955,794

		10,248,474

Sweden - 0.4%

Arjo AB, Class B†	99,739	313,134
Getinge AB, Class B	99,739	1,253,509

		1,566,643

Switzerland - 1.9%

Novartis AG	14,806	1,238,780
Roche Holding AG	11,148	2,584,872
UBS Group AG	197,977	3,753,513

		7,577,165

Taiwan - 0.9%

Taiwan Semiconductor Manufacturing Co., Ltd.	426,914	3,506,104

Thailand - 0.8%

Bangkok Bank PCL NVDR	482,700	3,231,913

United Kingdom - 9.0%

BAE Systems PLC	347,344	2,751,458
Barclays PLC	1,035,852	3,040,136
BP PLC	783,795	5,084,284
GlaxoSmithKline PLC	60,221	1,081,124
HSBC Holdings PLC	375,583	3,718,536
Kingfisher PLC	708,706	3,488,089
LivaNova PLC†	32,200	2,889,628
Rolls-Royce Holdings PLC	128,756	1,477,478
Royal Dutch Shell PLC, Class B	136,869	4,340,632
Standard Chartered PLC†	362,803	4,037,636
Vodafone Group PLC ADR#	145,847	4,128,929

		36,037,930

United States - 20.1%

Advance Auto Parts, Inc.#		24,100	2,753,425
Alphabet, Inc., Class A†		4,600	5,078,032
Amgen, Inc.		21,690	3,985,971
Apache Corp.#		33,360	1,139,244
Apple, Inc.		25,960	4,623,995
Capital One Financial Corp.		39,720	3,889,779
Celgene Corp.†		25,790	2,246,825
Citigroup, Inc.		65,230	4,924,213
Comcast Corp., Class A		111,030	4,020,396
CommScope Holding Co., Inc.†		62,600	2,423,246
ConocoPhillips		35,460	1,925,833
Coty, Inc., Class A#		159,100	3,073,812
Devon Energy Corp.		32,500	996,775
DXC Technology Co.		13,370	1,370,960
Eastman Chemical Co.		17,640	1,783,051
Eli Lilly & Co.		31,830	2,451,547
Gilead Sciences, Inc.		46,150	3,633,389
Helmerich & Payne, Inc.#		19,500	1,258,725
Intel Corp.		36,800	1,813,872
Ionis Pharmaceuticals, Inc.†#		23,090	1,219,614
JPMorgan Chase & Co.		34,120	3,940,860
Knowles Corp.†		114,140	1,648,182
Microsoft Corp.		50,274	4,714,193
Oracle Corp.		113,160	5,733,817
Tapestry, Inc.		52,500	2,672,775
Twenty-First Century Fox, Inc., Class A		69,557	2,561,089
Voya Financial, Inc.		70,150	3,579,053
Walgreens Boots Alliance, Inc.		18,250	1,257,242

			80,719,915

Total Common Stocks			249,055,038

(cost $205,923,527)
FOREIGN GOVERNMENT OBLIGATIONS - 24.8%
Argentina - 1.5%

Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	52,587,000	2,793,252
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	16,481,000	874,416
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,496,000	2,177,503
Republic of Argentina Bonds 21.20% due 09/19/2018	ARS	2,143,000	115,859
Republic of Argentina FRS Bonds (BADLARPP+2.00%) 24.91% due 04/03/2022	ARS	2,800,000	153,955

			6,114,985

Brazil - 4.0%

Federative Republic of Brazil Bills zero coupon due 07/01/2020%	BRL	1,650,000	424,363
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,680,000	2,490,536
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	10,720,000	3,441,084
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	1,190,292
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,626,913
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	4,846,402

			16,019,590

Colombia - 1.4%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	20,926
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	812,653
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,398,470
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	121,525
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	4,849,000,000	1,807,534
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	528,643

			5,689,751

Ghana - 0.7%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	341,447
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	1,089,175
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	363,707
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	1,052,560

Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	12,288
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	13,655
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	13,546
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	13,792

			2,900,170

India - 2.9%

Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	598,837
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,971,687
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,227,229
Republic of India Senior Notes 8.12% due 12/10/2020	INR	380,000,000	5,989,938
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	945,135

			11,732,826

Indonesia - 3.4%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	6,201
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	21,962
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	349,533
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	90,369,000,000	7,230,309
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	661,330
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	261,001
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	189,819
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,690
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	23,954
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,087,267
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,336,516
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	616,044
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	975,636

			13,769,262

Mexico - 5.4%

United Mexican States Bills zero coupon due 03/28/2018	MXN	24,120,300	1,272,331
United Mexican States Bills zero coupon due 04/12/2018	MXN	41,749,700	2,194,829
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,509,095	128,765
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,217,404	170,250
United Mexican States Bonds 4.75% due 06/14/2018	MXN	131,700,000	6,920,264
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	8,229,766
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,077,674
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	913,054
United Mexican States Bonds 8.50% due 12/13/2018	MXN	14,210,000	757,205

			21,664,138

Philippines - 0.6%

Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,314,304

South Korea - 4.6%

Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	485,981
Bank of Korea Senior Bonds 1.33% due 10/02/2018	KRW	770,000,000	709,674

Bank of Korea Senior Bonds 1.72% due 12/02/2018	KRW	770,000,000	710,712
Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	1,600,000,000	1,455,171
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,076,594
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	3,790,000,000	3,479,125
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,280,187
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	231,811
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	7,174,601
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	545,474
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,368,405

			18,517,735

Ukraine - 0.3%

Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*(2)		1,520,000	1,026,000

Total Foreign Government Obligations			99,748,761

(cost $97,895,513)
Total Long-Term Investment Securities			348,803,799

(cost $303,819,040)
SHORT-TERM INVESTMENT SECURITIES - 12.2%
Foreign Government Obligations - 1.9%

Republic of Argentina
3.75% due 02/08/2019(1)	ARS	5,182,000	257,619
22.75% due 03/05/2018	ARS	127,000	7,012
25.10% due 09/19/2018	ARS	2,747,000	119,590
25.23% due 10/17/2018	ARS	4,361,000	186,646

			570,867

United Mexican States
7.12% due 04/05/2018	MXN	2,066,400	108,825
7.12% due 05/24/2018	MXN	20,664,200	1,077,527
7.13% due 04/05/2018	MXN	5,166,100	272,068
7.13% due 04/26/2018	MXN	4,339,500	227,566
7.15% due 06/21/2018	MXN	19,631,000	1,017,851
7.17% due 08/16/2018	MXN	10,332,100	529,725
7.19% due 05/10/2018	MXN	12,989,500	679,255
7.20% due 04/26/2018	MXN	1,493,300	78,310
7.21% due 04/26/2018	MXN	7,367,500	386,356
7.21% due 08/16/2018	MXN	7,943,600	407,267
7.22% due 04/26/2018	MXN	10,355,600	543,054
7.22% due 06/21/2018	MXN	2,450,300	126,891
7.23% due 04/26/2018	MXN	8,283,400	434,387
7.23% due 08/16/2018	MXN	2,743,900	140,679
7.27% due 08/16/2018	MXN	875,100	44,866
7.27% due 10/11/2018	MXN	14,119,100	715,847
7.46% due 06/21/2018	MXN	8,531,900	441,833

			7,232,307

			7,803,174

Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)		2,624,511	2,624,511

Time Deposits - 1.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018		$7,687,000	7,687,000

U.S. Government Agencies - 7.7%

Federal Home Loan Bank Disc. Notes
1.01% due 03/01/2018		11,175,000	11,175,000
1.14% due 03/01/2018		19,825,000	19,825,000

			31,000,000

Total Short-Term Investment Securities
(cost $49,327,207)			49,114,685

TOTAL INVESTMENTS
(cost $353,146,247)		99.0%	397,918,484
Other assets less liabilities		1.0	3,856,273

NET ASSETS		100.0%	$401,774,757

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $1,026,000 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Principal amount of security is adjusted for inflation.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	At February 28, 2018, the Fund had loaned securities with a total value of $13,830,611. This was secured by collateral of $2,624,511, which was received in cash and subsequently invested in short-term investments currently valued at $2,624,511 as reported in the Portfolio of Investments. Additional collateral of $11,695,395 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$2,983,850
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,071,062
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,107,427
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	543,755
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	5,989,301

(4)	The rate shown is the 7-day yield as of February 28, 2018.
(5)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

ARS - Argentine Peso

BRL - Brazilian Real

COP - Columbian Peso

FDR - Fiduciary Depositary Receipt

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

NVDR - Non-Voting Depositary Receipt

PHP - Philippine Peso

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP - Argentina Deposit Rates Badlar 30-35 days

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	18,819	03/08/2027	3 Months USD - LIBOR/Quarterly	2.46%/Semi - annually	$—	$614,566
USD	11,200	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70%/Semi - annually	—	579,738
USD	1,012	02/20/2048	3 Months USD - LIBOR/Quarterly	2.98%/Semi - annually	—	(6,889)
USD	1,012	02/22/2048	3 Months USD - LIBOR/Quarterly	3.00%/Semi - annually	—	(11,506)
USD	1,012	02/23/2048	3 Months USD - LIBOR/Quarterly	3.02%/Semi - annually	—	(15,059)

						$1,160,850

USD - United States Dollar

LIBOR - London Interbank Offered rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	156,097	USD	185,592	03/07/2018	$—	$(4,906)
	EUR	1,169,104	USD	1,381,998	03/16/2018	—	(45,753)
	EUR	2,236,820	USD	2,762,473	03/29/2018	27,859	—
	EUR	1,007,000	USD	1,221,783	04/09/2018	—	(10,365)
	EUR	62,961	USD	76,825	04/17/2018	—	(258)
	EUR	156,097	USD	195,355	05/07/2018	3,970	—
	EUR	1,169,104	USD	1,458,598	05/16/2018	24,267	—
	EUR	2,236,820	USD	2,775,670	05/31/2018	28,437	—

						84,533	(61,282)

Barclays Bank PLC	EUR	183,000	USD	220,378	04/10/2018	—	(3,554)
	EUR	94,051	USD	117,028	04/30/2018	1,773	—
	EUR	94,051	USD	116,590	05/31/2018	1,078	—
	JPY	24,850,000	USD	226,700	03/19/2018	—	(6,479)
	JPY	40,123,600	USD	359,602	04/11/2018	—	(17,541)
	JPY	67,630,000	USD	637,838	05/31/2018	86	—
	JPY	78,940,000	USD	715,957	07/17/2018	—	(31,018)
	JPY	557,000,000	USD	5,161,876	08/08/2018	—	(117,400)
	JPY	116,230,000	USD	1,074,413	08/09/2018	—	(27,303)

						2,937	(203,295)

Citibank N.A.	EUR	89,576	USD	106,313	03/13/2018	—	(3,053)
	EUR	1,361,566	BRL	5,260,000	04/03/2018	—	(50,574)
	EUR	1,104,900	USD	1,382,135	05/07/2018	27,450	—
	EUR	1,906,904	USD	2,351,098	05/14/2018	11,924	—
	JPY	9,976,667	USD	88,825	05/14/2018	—	(5,152)
	JPY	32,100,000	USD	289,015	06/08/2018	—	(13,857)
	JPY	79,600,000	USD	708,948	06/12/2018	—	(42,320)
	JPY	38,770,000	USD	354,939	06/20/2018	—	(11,191)
	JPY	80,345,200	USD	744,571	08/08/2018	—	(16,945)
	JPY	9,976,666	USD	89,337	08/14/2018	—	(5,265)
	JPY	72,889,000	USD	676,728	01/25/2019	—	(23,640)
	JPY	280,651,280	USD	2,636,015	01/31/2019	—	(62,089)
	JPY	40,176,667	USD	379,231	02/14/2019	—	(7,489)
	JPY	29,930,000	USD	285,551	02/15/2019	—	(2,566)
	KRW	524,000,000	USD	463,532	03/20/2018	—	(20,446)
	KRW	786,000,000	USD	734,889	04/16/2018	8,540	—
	KRW	1,051,000,000	USD	944,040	05/15/2018	—	(27,904)
	KRW	1,245,000,000	USD	1,154,435	05/21/2018	2,874	—
	KRW	2,989,000,000	USD	2,771,570	05/23/2018	6,732	—

						57,520	(292,491)

Deutsche Bank AG	EUR	270,464	USD	321,232	03/13/2018	—	(8,986)
	EUR	2,905,954	USD	3,581,937	03/29/2018	29,276	—
	EUR	270,464	USD	325,423	04/12/2018	—	(5,584)
	EUR	68,877	USD	84,769	04/23/2018	406	—
	EUR	133,000	USD	163,683	04/24/2018	769	—
	EUR	1,190,000	USD	1,486,869	05/07/2018	27,846	—
	EUR	3,247,000	USD	4,037,937	05/15/2018	54,599	—
	EUR	68,878	USD	85,567	05/22/2018	1,027	—
	EUR	2,907,096	USD	3,600,496	05/31/2018	30,040	—
	INR	10,622,000	USD	159,274	04/25/2018	—	(2,736)
	JPY	23,100,000	USD	214,024	03/13/2018	—	(2,630)
	JPY	39,300,000	USD	361,982	04/13/2018	—	(7,468)
	JPY	222,755,000	USD	2,000,557	05/16/2018	—	(97,997)
	JPY	459,286,000	USD	4,109,574	05/21/2018	—	(218,710)
	JPY	43,140,000	USD	397,765	06/19/2018	—	(9,603)
	JPY	43,210,000	USD	394,036	06/22/2018	—	(14,084)
	JPY	58,120,000	USD	535,920	01/24/2019	—	(22,488)
	KRW	920,000,000	USD	845,511	03/14/2018	—	(4,136)
	KRW	920,000,000	USD	828,157	05/18/2018	—	(22,718)
	KRW	2,075,000,000	USD	1,927,185	05/31/2018	7,335	—
	USD	160,393	INR	10,622,000	04/25/2018	1,617	—

						152,915	(417,140)

Goldman Sachs International	EUR	484,500	USD	605,901	03/20/2018	14,018	—
	EUR	158,000	USD	194,866	03/29/2018	1,704	—
	EUR	484,500	USD	595,983	04/18/2018	2,770	—
	EUR	158,000	USD	195,798	05/31/2018	1,745	—
	JPY	45,170,000	USD	422,296	03/16/2018	—	(1,453)
	JPY	11,563,000	USD	105,090	01/11/2019	—	(5,880)

						20,237	(7,333)

HSBC Bank PLC	EUR	517,579	USD	623,155	04/10/2018	—	(10,192)
	EUR	235,000	USD	290,332	05/14/2018	2,061	—
	JPY	67,990,000	USD	636,015	03/16/2018	—	(1,812)
	JPY	78,700,000	USD	704,566	04/11/2018	—	(35,177)
	JPY	24,050,000	USD	215,661	06/11/2018	—	(11,307)
	JPY	69,900,000	USD	623,050	06/13/2018	—	(36,718)
	JPY	43,210,000	USD	402,515	06/18/2018	—	(5,484)
	JPY	24,050,000	USD	216,958	09/11/2018	—	(11,573)
	JPY	379,935,000	USD	3,568,470	01/31/2019	—	(84,121)
	KRW	1,485,000,000	USD	1,313,694	03/20/2018	—	(57,885)
	KRW	1,093,958,907	USD	969,822	03/27/2018	—	(40,703)
	KRW	323,600,000	USD	283,239	04/18/2018	—	(15,817)
	KRW	1,031,000,000	USD	964,678	04/24/2018	11,747	—
	KRW	2,644,000,000	USD	2,348,761	04/30/2018	—	(95,370)
	KRW	3,173,000,000	USD	2,838,739	05/17/2018	—	(95,767)
	MXN	14,850,450	USD	798,300	03/05/2018	10,893	—
	USD	811,057	MXN	14,850,450	03/05/2018	—	(23,650)

						24,701	(525,576)

JPMorgan Chase Bank N.A	AUD	4,076,000	USD	3,016,240	03/13/2018	—	(149,610)
	AUD	2,403,500	USD	1,886,207	03/15/2018	19,390	—
	AUD	5,929,000	USD	4,450,604	03/20/2018	—	(154,529)
	AUD	1,740,000	USD	1,338,465	04/27/2018	—	(13,146)
	AUD	2,403,500	USD	1,834,483	05/15/2018	—	(32,632)
	EUR	295,957	USD	360,312	03/12/2018	—	(1,002)
	EUR	145,167	USD	171,733	03/15/2018	—	(5,535)
	EUR	126,839	USD	152,610	04/10/2018	—	(2,599)
	EUR	84,559	USD	101,440	04/11/2018	—	(2,040)
	EUR	3,335,500	USD	4,103,832	04/18/2018	19,902	—
	EUR	145,167	USD	178,818	04/23/2018	1,014	—
	EUR	375,660	USD	462,885	04/24/2018	2,732	—
	EUR	686,000	USD	860,045	05/02/2018	19,263	—
	EUR	2,120,000	USD	2,654,791	05/07/2018	55,522	—
	EUR	145,167	USD	182,357	05/21/2018	4,193	—
	EUR	74,000	USD	91,940	05/22/2018	1,113	—
	JPY	577,091,720	USD	5,222,077	03/22/2018	—	(194,342)
	JPY	152,440,000	USD	1,362,543	04/20/2018	—	(71,162)
	JPY	56,320,000	USD	502,006	05/14/2018	—	(28,511)
	JPY	64,760,000	USD	577,320	06/13/2018	—	(33,933)
	JPY	27,300,000	USD	243,859	06/15/2018	—	(13,857)
	JPY	52,770,000	USD	480,120	07/23/2018	—	(19,442)
	JPY	116,200,000	USD	1,073,456	08/08/2018	—	(27,894)
	JPY	158,172,000	USD	1,486,558	08/15/2018	—	(13,386)
	JPY	25,450,000	USD	233,915	01/16/2019	—	(10,434)
	JPY	112,000,000	USD	1,038,971	01/25/2019	—	(37,203)
	JPY	316,250,000	USD	2,940,534	02/06/2019	—	(101,401)
	JPY	116,480,000	USD	1,091,700	02/12/2019	—	(29,282)

						123,129	(941,940)

Morgan Stanley and Co., Inc	EUR	69,000	USD	81,690	03/19/2018	—	(2,596)
	EUR	69,000	USD	85,277	04/19/2018	789	—
	EUR	118,000	USD	146,259	05/29/2018	1,353	—

						2,142	(2,596)

Standard Chartered Bank	EUR	195,111	USD	236,683	04/09/2018	—	(2,051)
	EUR	3,447,257	USD	4,151,663	04/10/2018	—	(66,649)
	EUR	1,210,000	USD	1,465,189	04/16/2018	—	(16,100)
	EUR	999,742	USD	1,241,934	04/30/2018	16,799	—
	EUR	1,019,570	USD	1,261,932	05/31/2018	9,710	—
	JPY	116,210,000	USD	1,075,989	08/08/2018	—	(25,456)

						26,509	(110,256)

UBS AG	EUR	176,932	USD	210,606	03/06/2018	—	(5,305)
	EUR	1,679,100	USD	2,097,448	03/20/2018	46,196	—
	EUR	226,932	USD	275,337	04/09/2018	—	(2,334)
	EUR	1,679,100	USD	2,106,985	05/21/2018	46,219	—
	EUR	54,521	USD	67,759	05/22/2018	840	—

						93,255	(7,639)

Net Unrealized Appreciation (Depreciation)						$587,878	$(2,569,548)

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$108,156,041	$140,898,997	**	$—	$249,055,038
Foreign Government Obligations	—	99,748,761		—	99,748,761
Short-Term Investment Securities:
Registered Investment Companies	2,624,511	—		—	2,624,511
Other Short-Term Investment Securities	—	46,490,174		—	46,490,174

Total Investments at Value*	$110,780,552	$287,137,932		$—	$397,918,484

Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$1,194,304		$—	$1,194,304
Forward Foreign Currency Contracts	—	587,878		—	587,878

	$—	$1,782,182		$—	$1,782,182

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$33,454		$—	$33,454
Forward Foreign Currency Contracts	—	2,569,548		—	2,569,548

Total Other Financial Instruments	$—	$2,603,002		$—	$2,603,002

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $121,396,816 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*

Sovereign	23.8%
U.S. Government Agencies	7.7
Diversified Banking Institutions	5.7
Medical-Drugs	5.2
Oil Companies-Integrated	4.2
Foreign Government Obligations	2.8
Medical-Biomedical/Gene	2.8
Banks-Commercial	2.7
Web Portals/ISP	2.0
Electronic Components-Semiconductors	2.0
Time Deposits	1.9
Insurance-Multi-line	1.8
Cellular Telecom	1.7
Oil Companies-Exploration & Production	1.6
Chemicals-Diversified	1.4
Enterprise Software/Service	1.4
Medical Instruments	1.3
Telecom Services	1.3
Applications Software	1.2
Computers	1.1
Electronic Components-Misc.	1.1
Aerospace/Defense	1.1
Cable/Satellite TV	1.0
Telephone-Integrated	1.0
Banks-Super Regional	1.0
Beverages-Non-alcoholic	0.9
Semiconductor Components-Integrated Circuits	0.9
Retail-Building Products	0.9
Audio/Video Products	0.8
Medical-Generic Drugs	0.8
Retail-Misc./Diversified	0.8
Building Products-Cement	0.8
Diversified Operations	0.8
Cosmetics & Toiletries	0.8
Diversified Financial Services	0.7
Diversified Manufacturing Operations	0.7
Retail-Auto Parts	0.7
Building & Construction Products-Misc.	0.7
Retail-Apparel/Shoe	0.7
Water	0.7
Registered Investment Companies	0.7
Food-Retail	0.6
Multimedia	0.6
Real Estate Operations & Development	0.6
Telecommunication Equipment	0.6
Insurance-Life/Health	0.6
Precious Metals	0.5
Aerospace/Defense-Equipment	0.4
Satellite Telecom	0.4
Diversified Minerals	0.4
Rubber-Tires	0.4
Agricultural Chemicals	0.4
Diagnostic Kits	0.3
Computer Services	0.3
Electric-Distribution	0.3
Gold Mining	0.3
Oil & Gas Drilling	0.3
Retail-Drug Store	0.3
Auto/Truck Parts & Equipment-Original	0.3
Central Bank	0.1
Medical Products	0.1

99.0%

*	Calculated as a percentage of net assets

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 100.2%
U.S. Government Agencies - 81.7%

Federal Farm Credit Bank
1.42% due 04/27/2018	$4,000,000	$3,991,007
Federal Farm Credit Bank FRS
1.43% (1ML-0.15%) due 10/11/2018	25,000,000	24,999,597
Federal Home Loan Bank
1.30% due 03/06/2018	7,000,000	6,998,736
1.30% due 03/07/2018	15,000,000	14,996,750
1.30% due 03/08/2018	12,000,000	11,996,967
1.30% due 03/13/2018	5,000,000	4,997,833
1.31% due 03/05/2018	8,000,000	7,998,840
1.33% due 03/02/2018	10,343,000	10,342,618
1.34% due 03/13/2018	3,000,000	2,998,665
1.34% due 03/05/2018	15,000,000	14,997,767
1.34% due 03/15/2018	11,000,000	10,994,268
1.35% due 03/07/2018	10,000,000	9,997,750
1.35% due 03/09/2018	2,500,000	2,499,250
1.36% due 03/26/2018	7,500,000	7,492,943
1.36% due 03/14/2018	5,000,000	4,997,544
1.36% due 03/27/2018	1,500,000	1,498,532
1.37% due 04/04/2018	12,300,000	12,284,143
1.42% due 04/09/2018	5,000,000	4,992,335
1.42% due 03/27/2018	3,000,000	2,996,923
1.44% due 04/27/2018	6,000,000	5,986,320
Federal Home Loan Bank FRS 1.44% (1 ML-0.14%) due 10/12/2018	8,000,000	7,999,826
1.46% (1 ML-0.13%) due 08/20/2018	3,000,000	3,000,000
1.47% (1 ML-0.12%) due 11/21/2018	4,000,000	4,000,000
1.51% (1 ML-0.13%) due 01/28/2019	10,000,000	10,000,000
1.53% (3ML-0.25%) due 05/02/2018	14,500,000	14,499,515
Federal Home Loan Mtg. Corp. 0.75% due 04/09/2018	1,856,000	1,854,650
0.88% due 10/12/2018	2,634,000	2,619,792
Federal National Mtg. Assoc. 1.13% due 12/14/2018	3,000,000	2,984,084
1.20% due 03/01/2018	38,000,000	38,000,000
1.33% due 03/07/2018	2,000,000	1,999,557
1.41% due 04/25/2018	5,000,000	4,989,244
Federal National Mtg. Assoc. FRS 1.59% (3ML-0.05%) due 03/21/2018	1,000,000	1,000,105

Total U.S. Government Agencies
(amortized cost $261,005,561)		261,005,561

U.S. Government Treasuries - 18.5%

United States Treasury Bills
1.12% due 03/01/2018	12,000,000	12,000,000
1.32% due 03/22/2018	11,000,000	10,991,524
1.35% due 03/29/2018	2,000,000	1,997,894
1.42% due 04/19/2018	6,000,000	5,988,444
1.45% due 03/29/2018	8,000,000	7,990,993
1.45% due 04/05/2018	4,000,000	3,994,361
United States Treasury Notes
1.13% due 01/31/2019	7,300,000	7,247,424
1.25% due 01/31/2019	3,000,000	2,982,263
1.38% due 12/31/2018	6,000,000	5,977,380

Total U.S. Government Treasuries
(amortized cost $59,170,283)		59,170,283

Total Short-Term Investment Securities - 100.2%
(amortized cost $320,175,844)		320,175,844

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount $314,002 collateralized by $335,000 of United States Treasury Notes, bearing interest at 1.88% due 07/31/2022 and having an approximate value of $324,877 (cost $314,000)	314,000	314,000

TOTAL INVESTMENTS — (amortized cost $320,489,844)	100.3%	320,489,844
Liabilities in excess of other assets	(0.3)	(914,436)

NET ASSETS	100.0%	$319,575,408

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML - 1 month USD LIBOR

3ML - 3 month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$320,175,844	$—	$320,175,844
Repurchase Agreements	—	314,000	—	314,000

Total Investments at Value	$—	$320,489,844	$—	$320,489,844

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 4.5%
Diversified Financial Services - 4.5%

BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$393,669	$373,830
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,174,322
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.66% due 08/15/2045(1)(2)(8)	811,647	48,879
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	134,877	136,478
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(8)	398,000	400,832
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,083,649
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	447,546	445,296
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	299,294	294,594
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	694,271	692,196
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	565,000	551,718
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	215,986
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	320,867

Total Asset Backed Securities (cost $5,858,322)		5,738,647

U.S. CORPORATE BONDS & NOTES - 5.8%
Airlines - 0.8%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	727,345	694,614
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	327,000	318,743

		1,013,357

Auto-Cars/Light Trucks - 0.1%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026#	135,000	124,025

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	285,067

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	201,348

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	213,643

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	219,574
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	151,219

		370,793

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	174,520

Diversified Banking Institutions - 0.8%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	388,362
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022#	162,000	169,064
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	133,000	130,774
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	313,543

		1,001,743

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	233,904

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	104,045

Insurance-Life/Health - 0.2%

Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	224,287

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	149,823

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	123,486

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	250,342

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	143,382

Multimedia - 0.4%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	485,889

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	204,662

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	116,322

Pipelines - 0.5%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	196,804
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	126,765
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	131,242
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	169,231

		624,042

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	222,075

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	322,819

Semiconductor Components-Integrated Circuits - 0.3%

QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	439,000	410,502

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	170,922

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	87,819
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,174

		108,993

Total U.S. Corporate Bonds & Notes (cost $7,419,447)		7,279,991

FOREIGN CORPORATE BONDS & NOTES - 1.5%
Building Products-Air & Heating - 0.2%

Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	208,767

Diversified Banking Institutions - 0.4%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	200,738
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	356,602

		557,340

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	125,719

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	248,950
Shell International Finance BV Company Guar. Notes 2.50% due 09/12/2026#	367,000	341,248
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	403,000	383,412

		973,610

Total Foreign Corporate Bonds & Notes (cost $1,930,411)		1,865,436

U.S. GOVERNMENT AGENCIES - 58.5%
Federal Farm Credit Bank - 1.2%

3.35% due 10/21/2025	1,500,000	1,538,293

Federal Home Loan Mtg. Corp. - 16.4%

3.50% due 06/01/2033	1,606,422	1,636,457
4.50% due 09/01/2019	14,635	14,773
4.50% due 09/01/2039	534,441	564,329
4.50% due 11/01/2039	271,427	286,623
4.50% due 02/01/2040	374,230	395,222
4.50% due 04/01/2040	35,447	37,439
4.50% due 06/01/2040	96,916	102,341
4.50% due 08/01/2040	429,920	454,007
4.50% due 03/01/2041	1,430,563	1,503,537
4.50% due 04/01/2041	172,113	180,932
4.50% due 06/01/2041	320,918	338,572
5.00% due 12/14/2018	1,000,000	1,022,816
5.00% due 10/01/2034	23,354	24,985
5.50% due 12/01/2036	18,552	20,319
6.00% due 11/01/2033	60,132	67,452

6.50% due 02/01/2032	27,534	31,005
8.00% due 02/01/2030	1,259	1,263
8.00% due 08/01/2030	199	229
8.00% due 06/01/2031	1,462	1,634
Federal Home Loan Mtg. Corp. FRS 3.56% (12 ML+1.81%) due 12/01/2035	14,646	15,386
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(3)	1,079,596	1,051,308
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	580,028
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	426,397
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(8)	1,000,000	1,010,623
Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE 2.00% due 01/15/2033	1,403,325	1,349,278
Series 4186, Class JE 2.00% due 03/15/2033	388,495	378,388
Series 4594, Class GN 2.50% due 02/15/2045	893,946	871,783
Series 3981, Class PA 3.00% due 04/15/2031	287,521	284,398
Series 4097, Class YK 3.00% due 08/15/2032	1,750,000	1,651,754
Series 4150, Class IG 3.00% due 01/15/2033(2)	4,496,797	435,511
Series 4365, Class HZ 3.00% due 01/15/2040	779,339	717,170
Series 4057, Class WY 3.50% due 06/15/2027	1,000,000	1,006,166
Series 3813, Class D 4.00% due 02/15/2026	1,000,000	1,039,348
Series 3917, Class B 4.50% due 08/15/2026	465,000	485,428
Series 3927, Class AY 4.50% due 09/15/2026	1,494,968	1,548,865
Series 3786, Class PB 4.50% due 07/15/2040	1,000,000	1,032,218
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.91% (6.50%-1ML) due 05/15/2042(2)(3)(4)	542,368	87,295

		20,655,279

Federal National Mtg. Assoc. - 36.0%

zero coupon due 10/09/2019	4,250,000	4,090,000
2.63% due 12/01/2026	1,973,840	1,899,578
2.81% due 04/01/2025	800,000	786,931
2.94% due 01/01/2026	1,595,000	1,575,856
3.00% due 03/01/2043	1,233,757	1,203,715
4.00% due 09/01/2040	118,701	122,484
4.00% due 10/01/2040	86,929	89,287
4.00% due 12/01/2040	156,961	161,994
4.00% due 01/01/2041	323,946	334,319
4.00% due 02/01/2041	1,241,873	1,281,609
4.00% due 03/01/2041	1,845,039	1,903,988
4.00% due 06/01/2042	1,154,304	1,191,924
5.00% due 02/01/2019	9,179	9,287
5.00% due 12/01/2036	12,623	13,479
5.50% due 12/01/2033	25,317	27,784
5.50% due 10/01/2034	31,161	33,838
6.50% due 07/01/2032	6,297	7,042
7.00% due 09/01/2031	20,219	22,275
Federal National Mtg. Assoc. FRS
3.12% (6 ML+1.50%) due 01/01/2036	11,301	11,689
3.17% (12 ML+1.30%) due 02/01/2035	2,049	2,115
3.45% (1 Yr USTYCR+2.20%) due 11/01/2034	15,730	16,601
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(3)	230,122	50,311
Federal National Mtg. Assoc. REMIC(3)
Series 2002-34, Class AO zero coupon due 05/18/2032(5)	305,431	276,513
Series 2013-15, Class DC 2.00% due 03/25/2033	1,026,843	979,987
Series 2011-126, Class EC 2.00% due 04/25/2040	341,572	333,565
Series 2012-38, Class PA 2.00% due 09/25/2041	2,379,502	2,260,813
Series 2013-23, Class KJ 2.25% due 05/25/2042	1,734,719	1,662,891
Series 2012-93, Class ME 2.50% due 01/25/2042	2,386,271	2,330,239
Series 2013-73, Class TD 2.50% due 09/25/2042	775,041	755,527
Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,127,759	1,082,822
Series 2013-100, Class DE 3.00% due 11/25/2030	2,808,918	2,835,809
Series 2013-106, Class PY 3.00% due 10/25/2033	2,900,000	2,810,622
Series 2016-30, Class PA 3.00% due 04/25/2045	925,073	921,597
Series 2016-25, Class LA 3.00% due 07/25/2045	633,839	629,404
Series 2016-33, Class JA 3.00% due 07/25/2045	640,241	634,316
Series 2015-97, Class N 3.00% due 11/25/2045	2,000,000	1,836,855

Series 2016-38, Class NA 3.00% due 01/25/2046	1,162,338	1,152,779
Series 2016-30, Class LY 3.50% due 05/25/2036	800,000	792,240
Series 2012-50, Class VB 4.00% due 01/25/2029	1,355,000	1,402,676
Series 2012-47, Class VB 4.00% due 04/25/2031	2,000,000	2,050,504
Series 2004-90, Class GC 4.35% due 11/25/2034	319,685	323,338
Series 2010-117, Class DY 4.50% due 10/25/2025	974,930	1,008,131
Series 2010-134, Class MB 4.50% due 12/25/2040	250,000	266,094
Series 2007-116, Class PB 5.50% due 08/25/2035	79,978	86,911
Federal National Mtg. Assoc. REMIC VRS(1)(8)
Series 2017-M3, Class A2 2.49% due 12/25/2026	600,000	564,821
Series 2015-M13, Class A2 2.71% due 06/25/2025	515,000	502,216
Series 2016-M1, Class A2 2.94% due 01/25/2026	1,239,000	1,216,979
Series 2017-M7, Class A2 2.96% due 02/25/2027	505,000	491,750
Series 2014-M13, Class A2 3.02% due 08/25/2024	1,273,000	1,268,568

		45,314,073

Government National Mtg. Assoc. - 3.4%

4.50% due 03/15/2038	24,303	25,461
4.50% due 03/15/2039	6,781	7,059
4.50% due 05/15/2039	191,198	200,872
4.50% due 06/15/2039	160,966	169,856
4.50% due 07/15/2039	305,384	322,712
4.50% due 09/15/2039	3,942	4,173
4.50% due 12/15/2039	66,329	69,070
4.50% due 04/15/2040	126,483	133,886
4.50% due 06/15/2040	319,783	338,502
4.50% due 08/15/2040	52,307	55,380
5.00% due 09/15/2035	1,676	1,805
5.00% due 02/15/2036	70,350	75,778
5.00% due 05/15/2036	6,307	6,666
6.00% due 01/15/2032	10,646	11,936
7.50% due 02/15/2029	4,731	4,856
7.50% due 07/15/2030	130	132
7.50% due 01/15/2031	5,156	5,670
Government National Mtg. Assoc. REMIC(3)
Series 2014-58, Class EP 4.00% due 04/20/2044	432,000	444,413
Series 2004-18, Class Z 4.50% due 03/16/2034	342,562	358,194
Series 2008-6, Class GL 4.50% due 02/20/2038	1,000,000	1,055,313
Series 2005-21, Class Z 5.00% due 03/20/2035	590,520	640,983
Series 2009-91, Class PR 5.00% due 09/20/2038(3)	339,202	344,033

		4,276,750

Resolution Funding Corp - 1.5%

zero coupon due 07/15/2020 STRIPS	2,000,000	1,894,471

Total U.S. Government Agencies (cost $75,769,374)		73,678,866

U.S. GOVERNMENT TREASURIES - 23.6%
United States Treasury Bonds - 8.7%

zero coupon due 08/15/2024	2,040,000	1,700,192
2.88% due 08/15/2045	1,000,000	953,242
3.13% due 02/15/2043	1,000,000	1,002,188
3.75% due 08/15/2041	4,000,000	4,441,406
3.88% due 08/15/2040	2,500,000	2,825,488

		10,922,516

United States Treasury Notes - 14.9%

1.75% due 05/15/2023	8,000,000	7,639,062
2.00% due 02/15/2022	5,000,000	4,896,289
2.50% due 08/15/2023	3,000,000	2,970,000
2.63% due 08/15/2020	3,250,000	3,270,186

		18,775,537

Total U.S. Government Treasuries (cost $29,570,727)		29,698,053

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Sovereign - 1.7%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,329,157)	2,641,000	2,212,241

Total Long-Term Investment Securities (cost $122,877,438)		120,473,234

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(6)(7) (cost $352,320)	352,320	352,320

REPURCHASE AGREEMENTS - 4.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $5,444,030 collateralized by $5,780,000 of U.S. Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $5,611,432 (cost $5,444,000)	5,444,000	5,444,000

TOTAL INVESTMENTS (cost $128,673,758)	100.2%	126,269,554
Liabilities in excess of other assets	(0.2)	(311,943)

NET ASSETS	100.0%	$125,957,611

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $3,805,907 representing 3.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2018.
(5)	Principal Only
(6)	At February 28, 2018, the Fund had loaned securities with a total value of $640,954. This was secured by collateral of $352,320, which was received in cash and subsequently invested in short-term investments currently valued at $352,320 as reported in the Portfolio of Investments. Additional collateral of $301,082 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
United States Treasury Notes/Bonds	0.13% to 3.63%	04/15/2018 to 08/15/2043	$301,082

(7)	The rate shown is the 7-day yield as of February 28, 2018.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,738,647	$—	$5,738,647
U.S. Corporate Bonds & Notes	—	7,279,991	—	7,279,991
Foreign Corporate Bonds & Notes	—	1,865,436	—	1,865,436
U.S. Government Agencies	—	73,678,866	—	73,678,866
U.S. Government Treasuries	—	29,698,053	—	29,698,053
Foreign Government Obligations	—	2,212,241	—	2,212,241
Short-Term Investment Securities	352,320	—	—	352,320
Repurchase Agreements	—	5,444,000	—	5,444,000

Total Investments at Value	$352,320	$125,917,234	$—	$126,269,554

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Advanced Materials - 0.1%

Hexcel Corp.	16,085	$1,082,199

Aerospace/Defense - 3.4%

Boeing Co.	86,921	31,483,655
General Dynamics Corp.	10,130	2,253,419
Lockheed Martin Corp.	18,731	6,601,554

		40,338,628

Aerospace/Defense-Equipment - 0.6%

Astronics Corp.†	522	20,123
Curtiss-Wright Corp.	16,086	2,171,288
United Technologies Corp.	36,410	4,905,884

		7,097,295

Agricultural Chemicals - 0.1%

Monsanto Co.	7,050	869,758

Airlines - 0.7%

Delta Air Lines, Inc.	121,634	6,556,073
Ryanair Holdings PLC ADR†	13,740	1,666,112

		8,222,185

Apparel Manufacturers - 0.3%

Kering	2,950	1,386,440
Michael Kors Holdings, Ltd.†	29,543	1,859,141

		3,245,581

Applications Software - 4.0%

Microsoft Corp.	313,505	29,397,364
Red Hat, Inc.†	13,760	2,028,224
salesforce.com, Inc.†	116,798	13,577,767
Tableau Software, Inc., Class A†#	41,580	3,395,839

		48,399,194

Athletic Footwear - 0.7%

adidas AG	8,900	1,980,734
NIKE, Inc., Class B	91,520	6,134,586

		8,115,320

Auto-Cars/Light Trucks - 0.6%

Tesla, Inc.†#	19,760	6,778,866

Auto/Truck Parts & Equipment-Original - 0.7%

Valeo SA	13,718	887,637
WABCO Holdings, Inc.†	57,363	7,914,373

		8,802,010

Banks-Commercial - 0.8%

Banco do Brasil SA	64,200	826,499
Bank Mandiri Persero Tbk PT	2,260,400	1,359,716
CaixaBank SA	97,730	474,846
Central Pacific Financial Corp.	4,598	128,146
Chiba Bank, Ltd.	91,000	748,583
Erste Group Bank AG	39,112	1,986,440
Grupo Financiero Banorte SAB de CV, Class O	143,570	860,705
HDFC Bank, Ltd.	27,560	792,619
Itau Unibanco Holding SA (Preference Shares)	47,200	732,371
KBC Group NV	17,500	1,645,858
Merchants Bancorp	2,474	50,717

		9,606,500

Banks-Super Regional - 0.3%

US Bancorp	66,120	3,594,283

Beverages-Non-alcoholic - 0.8%

Coca-Cola Bottlers Japan Holdings, Inc.	16,600	628,676
Coca-Cola Co.	11,466	495,561
Coca-Cola HBC AG	24,370	797,409
PepsiCo, Inc.	74,055	8,126,055

		10,047,701

Beverages-Wine/Spirits - 0.8%

Constellation Brands, Inc., Class A	28,500	6,141,180
Diageo PLC	57,610	1,952,524
Treasury Wine Estates, Ltd.	159,700	2,156,693

		10,250,397

Brewery - 0.1%

Heineken NV	11,722	1,219,092

Building & Construction Products-Misc. - 0.1%

Louisiana-Pacific Corp.	33,760	962,160

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	9,200	1,081,632

Building Products-Cement - 0.2%

CRH PLC	28,460	938,521
HeidelbergCement AG	14,520	1,464,372

		2,402,893

Building-Residential/Commercial - 0.1%

Toll Brothers, Inc.	40,803	1,788,395

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	32,189	1,165,564
DISH Network Corp., Class A†	17,527	730,700

		1,896,264

Casino Hotels - 0.6%

Las Vegas Sands Corp.	84,646	6,163,075
Wynn Resorts, Ltd.	9,060	1,517,550

		7,680,625

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	31,135	1,887,092

Chemicals-Diversified - 1.2%

Arkema SA	9,480	1,238,694
FMC Corp.	25,998	2,040,323
Huntsman Corp.	18,665	602,319
LyondellBasell Industries NV, Class A	39,259	4,248,609
PPG Industries, Inc.	51,402	5,779,641

		13,909,586

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	13,445	589,563

Chemicals-Specialty - 0.3%

Stepan Co.	8,492	680,209
Umicore SA	14,720	831,454
W.R. Grace & Co.#	25,949	1,717,305

		3,228,968

Commercial Services - 0.7%

Ecolab, Inc.	35,760	4,664,892
Intertek Group PLC	16,090	1,085,839
Medifast, Inc.	6,702	427,521
Nutrisystem, Inc.	20,191	620,873
RELX PLC	58,920	1,210,464

		8,009,589

Commercial Services-Finance - 2.3%

Global Payments, Inc.	15,781	1,789,407
PayPal Holdings, Inc.†	206,809	16,422,703
S&P Global, Inc.	25,562	4,902,792
Total System Services, Inc.	28,034	2,465,590
Travelport Worldwide, Ltd.	124,060	1,767,855

		27,348,347

Computer Aided Design - 0.3%

Cadence Design Systems, Inc.†	45,431	1,761,360
Synopsys, Inc.†	20,298	1,718,631

		3,479,991

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A	10,596	869,084
DXC Technology Co.	50,558	5,184,217
International Business Machines Corp.	12,348	1,924,189
Unisys Corp.†#	11,978	134,154

		8,111,644

Computer Software - 0.4%

InterXion Holding NV†	12,410	698,683
Splunk, Inc.†#	44,076	4,107,883

		4,806,566

Computers - 6.0%

Apple, Inc.	403,060	71,793,047

Computers-Memory Devices - 0.2%

Western Digital Corp.	21,996	1,914,532

Consumer Products-Misc. - 0.2%

Kimberly-Clark Corp.	21,163	2,347,400
Spectrum Brands Holdings, Inc.#	5,676	560,278

		2,907,678

Cosmetics & Toiletries - 1.4%

Estee Lauder Cos., Inc., Class A	79,685	11,031,591
Pola Orbis Holdings, Inc.	30,600	1,282,503
Procter & Gamble Co.	36,082	2,833,159
Unilever NV CVA	24,290	1,265,580

		16,412,833

Cruise Lines - 0.8%

Carnival PLC	19,640	1,295,901
Royal Caribbean Cruises, Ltd.	62,323	7,890,092

		9,185,993

Data Processing/Management - 0.6%

CSG Systems International, Inc.	37,012	1,727,720
Dun & Bradstreet Corp.	15,451	1,931,993
Fiserv, Inc.†	22,850	3,276,462

		6,936,175

Diagnostic Equipment - 0.2%

Lonza Group AG	9,410	2,393,407

Diagnostic Kits - 0.5%

IDEXX Laboratories, Inc.†	30,775	5,762,003

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	8,955	951,141

Distribution/Wholesale - 0.2%

Bunzl PLC	40,020	1,074,855
Ferguson PLC	19,810	1,395,026

		2,469,881

Diversified Banking Institutions - 1.4%

Bank of America Corp.	127,353	4,088,031
BNP Paribas SA	15,240	1,205,015
Credit Suisse Group AG	60,520	1,110,974
HSBC Holdings PLC	124,800	1,235,608
JPMorgan Chase & Co.	61,880	7,147,140
UniCredit SpA†	77,801	1,646,734

		16,433,502

Diversified Financial Services - 0.1%

Julius Baer Group, Ltd.	26,050	1,684,629

Diversified Manufacturing Operations - 1.3%

3M Co.	40,157	9,457,375
Bombardier, Inc., Class B†#	291,750	923,087
Carlisle Cos., Inc.	16,262	1,673,522
Ingersoll-Rand PLC	13,052	1,159,017
Lydall, Inc.†	6,319	304,260
Parker-Hannifin Corp.	12,993	2,318,861

		15,836,122

E-Commerce/Products - 5.7%

Alibaba Group Holding, Ltd. ADR†	8,130	1,513,318
Amazon.com, Inc.†	41,617	62,943,632
ASOS PLC†	14,246	1,454,886
MonotaRO Co., Ltd.#	34,400	1,101,811
Shutterfly, Inc.†#	3,883	297,943
Start Today Co., Ltd.	45,400	1,169,783

		68,481,373

E-Commerce/Services - 0.2%

Booking Holdings, Inc.†	583	1,185,845
Just Eat PLC†	65,689	788,295

		1,974,140

E-Marketing/Info - 0.1%

CyberAgent, Inc.#	33,600	1,444,986

E-Services/Consulting - 0.2%

CDW Corp.	41,664	3,038,555

Electronic Components-Misc. - 0.0%

Stoneridge, Inc.†	788	17,147

Electronic Components-Semiconductors - 1.9%

ams AG#	23,710	2,798,796
Broadcom, Ltd.	41,313	10,182,002
Cavium, Inc.†	2,620	233,285
Infineon Technologies AG	28,080	763,461
Intel Corp.	7,087	349,318
Microsemi Corp.†	6,776	439,762
NVIDIA Corp.	2,900	701,800
Rohm Co., Ltd.	9,300	983,664
Skyworks Solutions, Inc.	12,846	1,403,426
Texas Instruments, Inc.	19,288	2,089,855
Xilinx, Inc.	43,640	3,109,350

		23,054,719

Electronic Forms - 0.4%

Adobe Systems, Inc.†	25,998	5,436,962

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.	51,168	3,509,613
Keyence Corp.	5,400	3,265,956

		6,775,569

Engines-Internal Combustion - 0.7%

Cummins, Inc.	53,576	9,009,876

Enterprise Software/Service - 0.4%

Oracle Corp.	95,794	4,853,882

Entertainment Software - 1.0%

Activision Blizzard, Inc.	77,762	5,686,735
Electronic Arts, Inc.†	52,108	6,445,760

		12,132,495

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	27,600	1,309,896

Finance-Credit Card - 4.3%

American Express Co.	43,234	4,215,747
Mastercard, Inc., Class A	95,422	16,771,371
Visa, Inc., Class A#	252,512	31,043,825

		52,030,943

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	90,583	4,802,711

Finance-Mortgage Loan/Banker - 0.0%

Nationstar Mtg. Holdings, Inc.†	12,949	221,687

Finance-Other Services - 0.3%

Deutsche Boerse AG	9,290	1,236,913
London Stock Exchange Group PLC	37,570	2,078,949

		3,315,862

Food-Catering - 0.1%

Compass Group PLC	58,585	1,246,003

Food-Confectionery - 0.1%

Hershey Co.	18,901	1,857,212

Food-Dairy Products - 0.2%

Danone SA	23,910	1,907,642

Food-Meat Products - 0.1%

Hormel Foods Corp.#	24,897	808,157

Food-Misc./Diversified - 0.2%

Associated British Foods PLC	19,310	696,558
Chr. Hansen Holding A/S	15,310	1,273,059

		1,969,617

Food-Retail - 0.1%

Jeronimo Martins SGPS SA	51,150	1,060,571

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†	20,992	1,985,423

Garden Products - 0.2%

Scotts Miracle-Gro Co., Class A#	197	17,698
Toro Co.	29,464	1,873,027

		1,890,725

Home Furnishings - 0.1%

Sleep Number Corp.†	19,431	669,204

Hotels/Motels - 0.4%

Accor SA	18,280	1,056,062
Hilton Grand Vacations, Inc.†	44,675	1,928,173
Marriott International, Inc., Class A	14,669	2,071,410

		5,055,645

Human Resources - 0.2%

Insperity, Inc.	3,804	248,401
On Assignment, Inc.†	3,885	297,941
Recruit Holdings Co., Ltd.	49,100	1,179,202
Robert Half International, Inc.	9,395	536,173
TrueBlue, Inc.†	7,933	215,777

		2,477,494

Industrial Automated/Robotic - 0.6%

Cognex Corp.	28,130	1,510,862
Nordson Corp.	10,920	1,464,045
Yaskawa Electric Corp.#	93,000	4,302,181

		7,277,088

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	10,586	1,702,123

Instruments-Controls - 0.5%

Honeywell International, Inc.	19,511	2,948,307
Sensata Technologies Holding NV†#	36,922	1,951,697
Woodward, Inc.	9,760	691,301

		5,591,305

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	24,728	1,887,736
Waters Corp.†	6,758	1,382,957

		3,270,693

Insurance-Life/Health - 0.3%

AIA Group, Ltd.	305,600	2,537,531
Aviva PLC	136,199	941,732

		3,479,263

Insurance-Multi-line - 0.4%

Allstate Corp.	20,113	1,855,625
MetLife, Inc.	75,330	3,479,493

		5,335,118

Insurance-Property/Casualty - 0.1%

Infinity Property & Casualty Corp.	9,161	1,080,540

Internet Application Software - 0.6%

Tencent Holdings, Ltd.	121,700	6,674,486

Internet Content-Entertainment - 4.8%

Facebook, Inc., Class A†	275,031	49,043,528
Netflix, Inc.†	30,667	8,935,750

		57,979,278

Internet Security - 1.0%

Palo Alto Networks, Inc.†#	51,380	8,907,751
Symantec Corp.	104,900	2,757,821

		11,665,572

Lasers-System/Components - 0.0%

Coherent, Inc.†	2,466	515,789

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.#	31,440	4,482,715
OSRAM Licht AG	7,220	572,948

		5,055,663

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	47,274	7,309,979
Hyster-Yale Materials Handling, Inc.	385	27,408
Komatsu, Ltd.	57,800	2,097,235

		9,434,622

Machinery-Electrical - 0.1%

ABB, Ltd.	54,730	1,325,398

Machinery-General Industrial - 0.6%

Hexagon AB, Class B	23,440	1,366,095
Wabtec Corp.#	66,310	5,393,655

		6,759,750

Machinery-Pumps - 0.2%

Graco, Inc.	20,394	904,474
Weir Group PLC	55,220	1,537,545

		2,442,019

Medical Imaging Systems - 0.0%

Analogic Corp.	3,376	281,896

Medical Information Systems - 0.2%

Cerner Corp.†	37,481	2,404,781

Medical Instruments - 2.9%

Boston Scientific Corp.†	111,373	3,036,028
Edwards Lifesciences Corp.†	84,880	11,345,910
Intuitive Surgical, Inc.†	44,479	18,968,069
Sysmex Corp.	15,800	1,308,524

		34,658,531

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	13,573	1,398,698

Medical Products - 0.7%

ABIOMED, Inc.†	17,934	4,809,540
Atrion Corp.	124	73,024
Hill-Rom Holdings, Inc.	1,679	140,465
Penumbra, Inc.†#	11,600	1,255,120
Varian Medical Systems, Inc.†#	3,910	466,619
Zimmer Biomet Holdings, Inc.	15,255	1,773,394

		8,518,162

Medical-Biomedical/Gene - 4.1%

Alexion Pharmaceuticals, Inc.†	18,025	2,117,036
Amgen, Inc.	34,595	6,357,523
Biogen, Inc.†	27,398	7,917,748
Bluebird Bio, Inc.†#	7,870	1,581,870
Celgene Corp.†	99,493	8,667,830
CSL, Ltd.	17,560	2,207,918
Gilead Sciences, Inc.	93,229	7,339,919
Illumina, Inc.†	7,879	1,796,570
Ionis Pharmaceuticals, Inc.†#	39,030	2,061,565
Regeneron Pharmaceuticals, Inc.†	25,666	8,224,413
Sage Therapeutics, Inc.†#	9,140	1,474,830

		49,747,222

Medical-Drugs - 1.5%

AbbVie, Inc.	41,093	4,759,802
Allergan PLC	10,098	1,557,314
AstraZeneca PLC	24,330	1,593,500
Bristol-Myers Squibb Co.	59,171	3,917,120
Eli Lilly & Co.	23,182	1,785,478
Johnson & Johnson	19,613	2,547,337
Merck & Co., Inc.	14,733	798,823
Pfizer, Inc.	24,240	880,154

		17,839,528

Medical-HMO - 2.4%

Cigna Corp.	15,271	2,991,436
Tivity Health, Inc.†	32,462	1,251,410
UnitedHealth Group, Inc.	90,398	20,444,412
WellCare Health Plans, Inc.†	22,127	4,290,646

		28,977,904

Multimedia - 1.1%

Entravision Communications Corp., Class A	56,722	365,857
Liberty Media Corp. - Liberty Formula One, Series C†#	30,264	996,594
Time Warner, Inc.	22,000	2,045,120
Vivendi SA	37,600	970,562
Walt Disney Co.	87,007	8,975,642

		13,353,775

Networking Products - 0.3%

LogMeIn, Inc.	29,603	3,420,627

Oil Companies-Exploration & Production - 0.7%

Concho Resources, Inc.†	26,501	3,996,351
EOG Resources, Inc.	37,620	3,815,421
Lundin Petroleum AB†	35,770	835,638

		8,647,410

Oil Companies-Integrated - 0.1%

Royal Dutch Shell PLC, Class A	43,302	1,371,540

Oil Refining & Marketing - 0.1%

Neste Oyj	13,320	972,972

Oil-Field Services - 0.4%

Halliburton Co.	103,247	4,792,726

Patient Monitoring Equipment - 0.1%

Masimo Corp.†	19,557	1,711,824

Publishing-Newspapers - 0.0%

tronc, Inc.†	2,289	43,789

Radio - 0.1%

Sirius XM Holdings, Inc.#	294,427	1,849,002

Real Estate Investment Trusts - 1.0%

Equity Residential	49,599	2,788,952
PotlatchDeltic Corp.	34,748	1,777,360
SBA Communications Corp.†	44,044	6,926,800

		11,493,112

Rental Auto/Equipment - 0.2%

Ashtead Group PLC	44,008	1,268,930
Localiza Rent a Car SA	138,800	1,108,895
McGrath RentCorp	2,869	145,229

		2,523,054

Resort/Theme Parks - 0.1%

Vail Resorts, Inc.	8,919	1,836,154

Retail-Apparel/Shoe - 0.9%

ANTA Sports Products, Ltd.	177,000	869,255
Lojas Renner SA	95,900	1,019,578
Ross Stores, Inc.	48,630	3,797,517
Tapestry, Inc.	73,672	3,750,641
Zalando SE†*	23,155	1,321,885

		10,758,876

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	12,980	3,169,586

Retail-Building Products - 0.4%

Home Depot, Inc.	11,632	2,120,164
Lowe’s Cos., Inc.	35,630	3,192,092

		5,312,256

Retail-Convenience Store - 0.1%

CP ALL PCL	252,400	671,405

Retail-Discount - 2.2%

B&M European Value Retail SA	271,319	1,534,233
Costco Wholesale Corp.	36,070	6,885,763
Dollar Tree, Inc.†	46,896	4,813,405
Dollarama, Inc.#	4,740	551,683
Don Quijote Holdings Co., Ltd.	13,000	726,356
Magazine Luiza SA	6,200	173,861
Target Corp.	112,281	8,467,110
Walmart, Inc.	33,997	3,060,070

		26,212,481

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	39,115	2,694,632

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.	5,400	905,162

Retail-Jewelry - 0.1%

Cie Financiere Richemont SA	13,770	1,212,273

Retail-Major Department Stores - 0.9%

TJX Cos., Inc.	138,743	11,471,271

Retail-Misc./Diversified - 0.1%

Ryohin Keikaku Co., Ltd.#	3,100	1,058,242

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†#	6,857	2,183,337
Darden Restaurants, Inc.	46,573	4,293,565
McDonald’s Corp.	2,735	431,419
Ruth’s Hospitality Group, Inc.	888	21,800
Starbucks Corp.	131,570	7,512,647

		14,442,768

Satellite Telecom - 0.0%

Cellnex Telecom SA*	14,590	374,303

Schools - 0.2%

Grand Canyon Education, Inc.†	19,160	1,880,554
TAL Education Group ADR	25,230	952,685

		2,833,239

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	24,050	2,168,107
Maxim Integrated Products, Inc.	104,248	6,352,873
NXP Semiconductors NV†	5,136	640,254
Taiwan Semiconductor Manufacturing Co., Ltd.	118,000	969,095

		10,130,329

Semiconductor Equipment - 2.0%

Applied Materials, Inc.	210,000	12,093,900
ASML Holding NV	42,982	8,396,689
Lam Research Corp.	13,216	2,535,622
MKS Instruments, Inc.	6,349	706,961

		23,733,172

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.	74,925	3,685,561

Software Tools - 0.2%

VMware, Inc., Class A†#	16,855	2,220,646

Telecommunication Equipment - 0.0%

ARRIS International PLC†	4,066	103,683

Telephone-Integrated - 0.0%

Verizon Communications, Inc.	1,846	88,128

Tobacco - 1.5%

Altria Group, Inc.	86,725	5,459,339
British American Tobacco PLC	41,490	2,436,842
Philip Morris International, Inc.	100,228	10,378,609

		18,274,790

Toys - 0.2%

Nintendo Co., Ltd.	4,200	1,920,860

Transactional Software - 0.1%

Amadeus IT Group SA	18,450	1,354,133

Transport-Marine - 0.0%

AP Moller - Maersk A/S, Series B	360	586,077

Transport-Rail - 0.5%

Union Pacific Corp.	51,057	6,650,174

Transport-Services - 0.1%

DSV A/S	13,490	1,057,362

Transport-Truck - 0.7%

JB Hunt Transport Services, Inc.	35,960	4,263,777
XPO Logistics, Inc.†#	45,997	4,527,485

		8,791,262

Web Hosting/Design - 0.1%

VeriSign, Inc.†#	11,836	1,373,213

Web Portals/ISP - 6.4%

Alphabet, Inc., Class A†	52,319	57,755,990
Alphabet, Inc., Class C†	13,150	14,527,200
Baidu, Inc. ADR†	12,000	3,028,080
Yandex NV, Class A†	28,170	1,157,505

		76,468,775

Total Common Stocks (cost $890,636,288)		1,191,347,836

EXCHANGE-TRADED FUNDS - 0.2%

iShares Russell 1000 Growth ETF# (cost $2,183,692)	15,090	2,116,976
Total Long-Term Investment Securities (cost $892,819,980)		1,193,464,812

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	13,136,199	13,136,199

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$4,810,000	4,810,000

Total Short-Term Investment Securities (cost $17,946,199)		17,946,199

TOTAL INVESTMENTS (cost $910,766,179)	100.8%	1,211,411,011
Liabilities in excess of other assets	(0.8)	(9,088,592)

NET ASSETS	100.0%	$1,202,322,419

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $1,696,188 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $65,822,398. This was secured by collateral of $13,136,199 which was received in cash and subsequently invested in short-term investments currently valued at $13,136,199 as reported in the Portfolio of Investments. Additional collateral of $54,772,355 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$14,843,425
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	5,328,064
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 04/16/2059	5,516,529
United States Treasury Bills	0.00%	03/08/2018 to 11/08/2018	2,080,226
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	27,004,111

(2)	The rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse	CHF	1,026,490	USD	1,056,885	03/29/2018	$—	$(32,708)
	JPY	280,650,300	USD	2,511,748	03/30/2018	—	(124,051)
	USD	248,928	CHF	238,126	03/29/2018	3,836	—
	USD	510,405	JPY	56,018,900	03/30/2018	15,710	—

						19,546	(156,759)

UBS AG	EUR	5,486,615	USD	6,545,046	03/29/2018	—	(162,589)
	USD	1,263,938	EUR	1,023,172	03/29/2018	—	(13,064)

						—	(175,653)

Net Unrealized Appreciation (Depreciation)						$19,546	$(332,412)

CHF - Swiss Franc

EUR - Euro Currency

JPY - Japanese Yen

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,066,824,122	$124,523,714	**	$—	$1,191,347,836
Exchange-Traded Funds	2,116,976	—		—	2,116,976
Short-Term Investment Securities:
Registered Investment Companies	13,136,199	—		—	13,136,199
Time Deposits	—	4,810,000		—	4,810,000

Total Investments at Value	$1,082,077,297	$129,333,714		$—	$1,211,411,011

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$19,546		$—	$19,546

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$332,412		$—	$332,412

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $98,587,932 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.3%
Aerospace/Defense - 1.5%

Boeing Co.	756	$273,831
General Dynamics Corp.	3,990	887,575
Northrop Grumman Corp.	2,353	823,644

		1,985,050

Aerospace/Defense-Equipment - 0.6%

Harris Corp.	626	97,750
United Technologies Corp.	5,170	696,606

		794,356

Agricultural Chemicals - 0.0%

Mosaic Co.	37	974

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	2,099	87,151

Airlines - 0.6%

Delta Air Lines, Inc.	11,791	635,535
United Continental Holdings, Inc.†	1,372	93,008

		728,543

Applications Software - 4.3%

Intuit, Inc.	2,413	402,633
Microsoft Corp.	55,758	5,228,428

		5,631,061

Athletic Footwear - 0.5%

NIKE, Inc., Class B	9,338	625,926

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	52,900	561,269

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	4,064	290,942

Auto/Truck Parts & Equipment-Original - 0.3%

Aptiv PLC	2,789	254,720
Delphi Technologies PLC	3,023	144,348

		399,068

Banks-Commercial - 0.5%

BB&T Corp.	8,198	445,561
SVB Financial Group†	803	199,931

		645,492

Banks-Fiduciary - 1.3%

Bank of New York Mellon Corp.	11,012	628,014
State Street Corp.	9,756	1,035,600

		1,663,614

Banks-Super Regional - 2.5%

Capital One Financial Corp.	7,058	691,190
Fifth Third Bancorp	2,042	67,488
KeyCorp	24,015	507,437
SunTrust Banks, Inc.	3,256	227,399
Wells Fargo & Co.	31,245	1,825,021

		3,318,535

Beverages-Non-alcoholic - 1.3%

Coca-Cola Co.	7,059	305,090
PepsiCo, Inc.	13,259	1,454,910

		1,760,000

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc., Class A	1,681	362,222

Brewery - 0.7%

Molson Coors Brewing Co., Class B	11,369	866,886

Building Products-Cement - 0.1%

Vulcan Materials Co.	636	74,876

Building Products-Wood - 0.2%

Masco Corp.	6,880	282,906

Building-Residential/Commercial - 0.5%

D.R. Horton, Inc.	5,444	228,104
Lennar Corp., Class A	4,889	276,620
PulteGroup, Inc.	2,206	61,922
Toll Brothers, Inc.	1,988	87,134

		653,780

Cable/Satellite TV - 2.3%

Charter Communications, Inc., Class A†	2,916	997,068
Comcast Corp., Class A	49,259	1,783,669
DISH Network Corp., Class A†	6,715	279,948

		3,060,685

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	4,023	243,834

Chemicals-Diversified - 2.0%

Celanese Corp., Series A	3,056	308,228
DowDuPont, Inc.	22,458	1,578,797
Eastman Chemical Co.	7,697	778,013

		2,665,038

Chemicals-Specialty - 0.0%

Albemarle Corp.#	619	62,166

Commercial Services-Finance - 0.4%

H&R Block, Inc.#	2,282	57,803
WEX, Inc.†	888	132,800
Worldpay, Inc., Class A†	4,205	341,783

		532,386

Computer Services - 1.6%

Accenture PLC, Class A	8,781	1,413,829
International Business Machines Corp.	4,741	738,790

		2,152,619

Computers - 4.6%

Apple, Inc.	28,819	5,133,240
Hewlett Packard Enterprise Co.	23,917	444,617
HP, Inc.	20,882	488,430

		6,066,287

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	1,275	141,423

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	4,054	202,051

Containers-Paper/Plastic - 0.3%

WestRock Co.	5,024	330,378

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	6,648	458,513
Estee Lauder Cos., Inc., Class A	5,059	700,368
Procter & Gamble Co.	7,424	582,932

		1,741,813

Cruise Lines - 0.3%

Royal Caribbean Cruises, Ltd.	2,979	377,141

Data Processing/Management - 0.7%

Fidelity National Information Services, Inc.	9,118	886,087

Diagnostic Equipment - 1.4%

Abbott Laboratories	15,367	927,091
Danaher Corp.	3,978	388,969
Thermo Fisher Scientific, Inc.	2,228	464,716

		1,780,776

Distribution/Wholesale - 0.2%

Fastenal Co.#	5,315	290,837

Diversified Banking Institutions - 4.7%

Bank of America Corp.	85,987	2,760,183
Citigroup, Inc.	27,170	2,051,063
Morgan Stanley	23,630	1,323,753

		6,134,999

Diversified Manufacturing Operations - 1.7%

Eaton Corp. PLC	11,563	933,134
Ingersoll-Rand PLC	12,263	1,088,954
Parker-Hannifin Corp.	1,097	195,782

		2,217,870

E-Commerce/Products - 2.7%

Amazon.com, Inc.†	2,302	3,481,660

E-Commerce/Services - 0.3%

Booking Holdings, Inc.†	131	266,459
Expedia, Inc.	1,267	133,251

		399,710

Electric-Integrated - 2.7%

American Electric Power Co., Inc.	7,908	518,607
CMS Energy Corp.	3,639	154,476
Exelon Corp.	8,935	330,952
NextEra Energy, Inc.	7,610	1,157,861
Public Service Enterprise Group, Inc.	6,019	291,500
WEC Energy Group, Inc.#	2,240	134,221
Xcel Energy, Inc.	20,514	887,846

		3,475,463

Electronic Components-Semiconductors - 3.4%

Broadcom, Ltd.	3,891	958,976
Intel Corp.	2,958	145,800
Microchip Technology, Inc.#	5,108	454,254
Micron Technology, Inc.†	3,423	167,077
NVIDIA Corp.	4,539	1,098,438
Texas Instruments, Inc.	14,286	1,547,888

		4,372,433

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	1,801	185,665

Electronic Forms - 1.1%

Adobe Systems, Inc.†	6,909	1,444,879

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	1,846	126,617
Fortive Corp.	833	63,975

		190,592

Electronic Security Devices - 0.5%

Allegion PLC	7,009	589,527

Engines-Internal Combustion - 0.2%

Cummins, Inc.	1,164	195,750

Enterprise Software/Service - 0.5%

CA, Inc.	558	19,586
Oracle Corp.	6,625	335,689
Workday, Inc., Class A†#	1,982	251,060

		606,335

Entertainment Software - 0.1%

Activision Blizzard, Inc.	961	70,278

Finance-Credit Card - 2.2%

American Express Co.	6,858	668,723
Visa, Inc., Class A#	18,339	2,254,597

		2,923,320

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	14,211	753,467

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc.	6,898	504,106

Food-Confectionery - 0.0%

J.M. Smucker Co.	328	41,426

Food-Misc./Diversified - 1.2%

Kraft Heinz Co.	5,467	366,563
Mondelez International, Inc., Class A	26,387	1,158,389

		1,524,952

Food-Retail - 0.4%

Kroger Co.	16,899	458,301

Gold Mining - 0.1%

Newmont Mining Corp.	2,709	103,484

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	4,220	340,934

Instruments-Controls - 1.1%

Honeywell International, Inc.	9,011	1,361,652
Mettler-Toledo International, Inc.†	140	86,271

		1,447,923

Insurance Brokers - 0.3%

Arthur J. Gallagher & Co.	5,656	390,886

Insurance-Life/Health - 0.2%

Brighthouse Financial, Inc.†	798	43,307
Lincoln National Corp.	2,941	224,016

		267,323

Insurance-Multi-line - 1.8%

Chubb, Ltd.	5,119	726,489
Hartford Financial Services Group, Inc.	11,304	597,416
MetLife, Inc.	18,312	845,831
Voya Financial, Inc.	3,952	201,631

		2,371,367

Insurance-Property/Casualty - 0.1%

XL Group, Ltd.	4,374	185,064

Insurance-Reinsurance - 1.7%

Berkshire Hathaway, Inc., Class B†	9,988	2,069,514
Everest Re Group, Ltd.	655	157,357

		2,226,871

Internet Content-Entertainment - 1.9%

Facebook, Inc., Class A†	13,150	2,344,908
Netflix, Inc.†	679	197,847

		2,542,755

Investment Management/Advisor Services - 0.2%

BlackRock, Inc.	482	264,825

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	952	147,208

Machinery-Farming - 0.4%

Deere & Co.	2,936	472,314

Medical Instruments - 0.8%

Boston Scientific Corp.†	27,163	740,463
Intuitive Surgical, Inc.†	157	66,953
Medtronic PLC	3,107	248,218

		1,055,634

Medical Products - 1.0%

Becton Dickinson and Co.	2,766	614,107
Cooper Cos., Inc.	287	66,159
Zimmer Biomet Holdings, Inc.	5,439	632,284

		1,312,550

Medical-Biomedical/Gene - 2.2%

Alexion Pharmaceuticals, Inc.†	1,355	159,145
Amgen, Inc.	1,568	288,151
Biogen, Inc.†	2,153	622,196
BioMarin Pharmaceutical, Inc.†#	543	44,075
Celgene Corp.†	4,356	379,495
Gilead Sciences, Inc.	8,322	655,191
Illumina, Inc.†	1,103	251,506
Vertex Pharmaceuticals, Inc.†	3,036	504,067

		2,903,826

Medical-Drugs - 5.1%

AbbVie, Inc.	5,138	595,135
Allergan PLC	4,143	638,933
Bristol-Myers Squibb Co.	11,054	731,775
Eli Lilly & Co.	11,155	859,158
Johnson & Johnson	10,753	1,396,600
Merck & Co., Inc.	13,001	704,914
Pfizer, Inc.	47,140	1,711,653

		6,638,168

Medical-Generic Drugs - 0.1%

Mylan NV†	4,630	186,682

Medical-HMO - 2.4%

Cigna Corp.	4,388	859,565
UnitedHealth Group, Inc.	10,192	2,305,023

		3,164,588

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	2,581	245,608

Metal-Aluminum - 0.2%

Alcoa Corp.†	4,687	210,774

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.†	7,608	141,509

Multimedia - 1.6%

Time Warner, Inc.	2,043	189,917
Twenty-First Century Fox, Inc., Class A	23,371	860,520
Walt Disney Co.	9,677	998,280

		2,048,717

Networking Products - 0.3%

Cisco Systems, Inc.	9,531	426,798

Oil Companies-Exploration & Production - 3.0%

Anadarko Petroleum Corp.	1,877	107,064
Concho Resources, Inc.†	3,027	456,472
Diamondback Energy, Inc.†	4,746	591,541
EOG Resources, Inc.	10,364	1,051,117
EQT Corp.	5,374	270,366
Occidental Petroleum Corp.	7,685	504,136
Parsley Energy, Inc., Class A†	2,434	61,531
Pioneer Natural Resources Co.	4,978	847,405

		3,889,632

Oil Companies-Integrated - 1.8%

Chevron Corp.	10,294	1,152,104
Exxon Mobil Corp.	15,912	1,205,175

		2,357,279

Oil Refining & Marketing - 0.4%

Andeavor	760	68,111
Marathon Petroleum Corp.	6,478	414,981

		483,092

Pharmacy Services - 0.2%

CVS Health Corp.	3,947	267,330

Pipelines - 0.3%

Kinder Morgan, Inc.	23,457	380,003

Radio - 0.1%

Sirius XM Holdings, Inc.#	22,025	138,317

Real Estate Investment Trusts - 2.2%

American Tower Corp.	1,239	172,630
AvalonBay Communities, Inc.	3,170	494,583
Brixmor Property Group, Inc.	3,160	49,106
Digital Realty Trust, Inc.	883	88,865
Equinix, Inc.	503	197,226
Equity Residential	6,240	350,875
Essex Property Trust, Inc.	256	57,301
Federal Realty Investment Trust	1,726	196,660
HCP, Inc.	5,526	119,583
Prologis, Inc.	2,021	122,634
Public Storage	2,633	511,961
SBA Communications Corp.†	796	125,187
Ventas, Inc.	859	41,507
Vornado Realty Trust	5,361	356,346

		2,884,464

Retail-Apparel/Shoe - 0.7%

PVH Corp.	3,485	502,816
Ross Stores, Inc.	5,195	405,677

		908,493

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	786	522,470
O’Reilly Automotive, Inc.†	1,281	312,807

		835,277

Retail-Building Products - 1.7%

Home Depot, Inc.	8,354	1,522,684
Lowe’s Cos., Inc.	8,368	749,689

		2,272,373

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.	4,830	349,885

Retail-Discount - 0.7%

Costco Wholesale Corp.	1,407	268,596
Dollar Tree, Inc.†	6,085	624,565

		893,161

Retail-Drug Store - 0.5%

Walgreens Boots Alliance, Inc.	10,043	691,862

Retail-Restaurants - 0.4%

McDonald’s Corp.	746	117,674
Starbucks Corp.	3,300	188,430
Yum! Brands, Inc.	3,430	279,133

		585,237

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	12,507	1,127,506
QUALCOMM, Inc.	2,899	188,435

		1,315,941

Telephone-Integrated - 0.6%

AT&T, Inc.	8,392	304,630
Verizon Communications, Inc.	9,350	446,369

		750,999

Tobacco - 1.4%

Philip Morris International, Inc.	17,118	1,772,569

Tools-Hand Held - 1.1%

Snap-on, Inc.	3,084	491,035
Stanley Black & Decker, Inc.	6,169	982,043

		1,473,078

Transport-Rail - 2.0%

Canadian Pacific Railway, Ltd.	11	1,965
Kansas City Southern	1,220	125,709
Norfolk Southern Corp.	6,464	899,013
Union Pacific Corp.	11,962	1,558,050

		2,584,737

Web Portals/ISP - 3.7%

Alphabet, Inc., Class A†	2,233	2,465,053
Alphabet, Inc., Class C†	2,164	2,390,636

		4,855,689

Total Long-Term Investment Securities
(cost $98,241,856)		129,622,131

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	73,912	73,912

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$730,000	730,000

Total Short-Term Investment Securities
(cost $803,912)		803,912

TOTAL INVESTMENTS
(cost $99,045,768)	99.9%	130,426,043
Other assets less liabilities	0.1	68,398

NET ASSETS	100.0%	$130,494,441

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $1,454,693. This was secured by collateral of $73,912, which was received in cash and subsequently invested in short-term investments currently valued at $73,912 as reported in the Portfolio of Investments. Additional collateral of $1,429,822 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$328,390
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	117,877
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	121,879
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	54,049
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	807,627

(2)	The rate shown is the 7-day yield as of February 28, 2018.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

6	Long	S&P 500 E-Mini Index	March 2018	$828,712	$814,320	$(14,392)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (See Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$129,622,131	$—	$—	$129,622,131
Short-Term Investment Securities:
Registered Investment Companies	73,912	—	—	73,912
Time Deposits	—	730,000	—	730,000

Total Investments at Value	$129,696,043	$730,000	$—	$130,426,043

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,392	$—	$—	$14,392

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal	Value (Note 1)
COMMON STOCKS - 98.6%
Dental Supplies & Equipment - 0.7%

Align Technology, Inc.†	20,632	$5,416,313

Diagnostic Equipment - 4.0%

Danaher Corp.	129,935	12,705,044
GenMark Diagnostics, Inc.†#	212,542	875,673
Quanterix Corp.†#	20,059	419,033
Quanterix Corp.†(3)(4)	32,134	637,715
Thermo Fisher Scientific, Inc.	79,600	16,602,968

		31,240,433

Diagnostic Kits - 0.3%

Quidel Corp.†	51,371	2,240,803

Dialysis Centers - 0.4%

DaVita, Inc.†	32,455	2,337,409
Fresenius Medical Care AG & Co. KGaA	7,994	849,069

		3,186,478

Drug Delivery Systems - 0.9%

DexCom, Inc.†#	44,320	2,488,125
Nektar Therapeutics†#	54,200	4,691,552

		7,179,677

Electronic Measurement Instruments - 2.2%

Agilent Technologies, Inc.	245,500	16,838,845
Sartorius AG (Preference Shares)	2,867	388,201

		17,227,046

Instruments-Controls - 0.5%

Mettler-Toledo International, Inc.†	5,800	3,574,076

Medical Imaging Systems - 0.3%

Lantheus Holdings, Inc.†	127,423	1,949,572

Medical Information Systems - 0.7%

athenahealth, Inc.†	37,313	5,214,119

Medical Instruments - 6.1%

AtriCure, Inc.†	10,049	177,566
Bruker Corp.	97,437	2,986,444
Intuitive Surgical, Inc.†	78,877	33,637,097
Medtronic PLC	52,915	4,227,379
Teleflex, Inc.	24,200	6,045,886

		47,074,372

Medical Labs & Testing Services - 0.2%

Teladoc, Inc.†#	47,600	1,908,760

Medical Products - 10.5%

Becton Dickinson and Co.	155,219	34,461,722
Cooper Cos., Inc.	28,222	6,505,735
Glaukos Corp.†#	33,139	1,037,251
Hologic, Inc.†#	258,600	10,041,438
K2M Group Holdings, Inc.†#	89,775	1,859,240
Penumbra, Inc.†#	12,918	1,397,728
Stryker Corp.	110,709	17,952,571
West Pharmaceutical Services, Inc.	52,532	4,581,841
Wright Medical Group NV†#	148,839	3,028,874
Wright Medical Group NV CVR†	7,700	10,010

		80,876,410

Medical-Biomedical/Gene - 31.1%

Abcam PLC	51,412	895,121
Abeona Therapeutics, Inc.†#	17,921	248,206
Acceleron Pharma, Inc.†#	63,573	2,665,616
Acerta Pharma BV, Class B†(2)(3)(4)	9,771,120	781,690
Achillion Pharmaceuticals, Inc.†	172,500	560,625
Aevi Genomic Medicine, Inc.†	59,913	113,835
Alder Biopharmaceuticals, Inc.†#	55,100	765,890
Alexion Pharmaceuticals, Inc.†	117,832	13,839,368
Alnylam Pharmaceuticals, Inc.†#	105,515	12,678,682
Amarin Corp. PLC ADR†#	108,169	375,346
Amgen, Inc.	46,900	8,618,813
Amicus Therapeutics, Inc.†#	156,789	2,157,417
AnaptysBio, Inc.†	10,400	1,276,704
Argenx SE ADR†#	22,725	1,741,417
ARMO BioSciences, Inc.†	18,419	837,144
Atara Biotherapeutics, Inc.†#	34,600	1,332,965
Audentes Therapeutics, Inc.†	59,176	1,993,639
Avexis, Inc.†#	12,967	1,604,407
BeiGene, Ltd. ADR†	28,684	4,115,293
Biogen, Inc.†	50,249	14,521,458
BioMarin Pharmaceutical, Inc.†#	78,230	6,349,929
Bluebird Bio, Inc.†#	56,151	11,286,351
Blueprint Medicines Corp.†	57,393	4,967,938
Celgene Corp.†	36,480	3,178,138
Cymabay Therapeutics, Inc.†	37,800	562,842
Cytokinetics, Inc.†#	7,156	55,459
CytomX Therapeutics, Inc.†	16,900	502,099
Denali Therapeutics, Inc.†#	19,300	441,777
Dermira, Inc.†#	43,725	1,124,170
Editas Medicine, Inc.†#	24,579	900,575
Endocyte, Inc.†	125,349	743,320
Epizyme, Inc.†#	17,900	316,830
Erytech Pharma SA†#	8,009	166,365
Exelixis, Inc.†	150,779	3,890,098
Fate Therapeutics, Inc.†#	51,100	575,386
FibroGen, Inc.†	42,952	2,366,655
Five Prime Therapeutics, Inc.†	22,400	476,224
Gilead Sciences, Inc.	149,675	11,783,913
GlycoMimetics, Inc.†#	41,100	945,711
HTG Molecular Diagnostics, Inc.†	105,220	482,960
Illumina, Inc.†	17,115	3,902,562
ImmunoGen, Inc.†#	66,600	739,926
Immunomedics, Inc.†#	203,317	3,438,090
Incyte Corp.†	150,451	12,812,407
Insmed, Inc.†#	254,823	6,169,265
Ionis Pharmaceuticals, Inc.†#	26,281	1,388,162
Iovance Biotherapeutics, Inc.†#	60,400	1,047,940
Loxo Oncology, Inc.†#	38,130	4,240,819
Menlo Therapeutics, Inc.†	2,209	76,100
NewLink Genetics Corp.†#	30,300	217,554
Ovid therapeutics, Inc.†	14,828	97,717
Pharming Group NV†#	104,390	172,993
Prothena Corp. PLC†#	84,296	2,839,932
Puma Biotechnology, Inc.†	15,934	1,041,287
Radius Health, Inc.†#	83,419	3,177,430
Regeneron Pharmaceuticals, Inc.†	25,300	8,107,132
REGENXBIO, Inc.†	13,100	372,695
Sage Therapeutics, Inc.†#	116,526	18,802,635
Seattle Genetics, Inc.†#	77,189	4,168,206
Shire PLC ADR	53,708	6,874,624
Spark Therapeutics, Inc.†#	75,702	4,322,584
Theravance Biopharma, Inc.†#	51,764	1,364,499
Tocagen, Inc.†#	21,041	229,347
Ultragenyx Pharmaceutical, Inc.†#	52,170	2,494,248
Vertex Pharmaceuticals, Inc.†	157,681	26,179,776
WaVe Life Sciences, Ltd.†#	18,680	951,746

Zai Lab, Ltd. ADR†#	13,420	297,253
Zeneca, Inc. CVR†(2)(3)(4)	23,110	14,213

		237,781,518

Medical-Drugs - 15.4%

AbbVie, Inc.	161,404	18,695,425
Achaogen, Inc.†#	48,395	504,760
Aimmune Therapeutics, Inc.†#	72,528	2,357,160
Alkermes PLC†#	51,213	2,923,238
Allergan PLC	59,587	9,189,507
Array BioPharma, Inc.†#	126,595	2,192,625
Ascendis Pharma A/S ADR†#	39,393	2,449,851
Astellas Pharma, Inc.	50,100	739,078
AstraZeneca PLC ADR#	255,600	8,483,364
Bayer AG	24,937	2,924,211
Bristol-Myers Squibb Co.	151,870	10,053,794
Chugai Pharmaceutical Co., Ltd.	78,100	4,033,465
Coherus Biosciences, Inc.†#	21,013	208,029
Daiichi Sankyo Co., Ltd.	67,800	2,407,667
Eisai Co., Ltd.	64,400	3,421,867
Eli Lilly & Co.	59,986	4,620,122
Enanta Pharmaceuticals, Inc.†	15,709	1,235,042
Global Blood Therapeutics, Inc.†#	35,000	2,052,750
Intra-Cellular Therapies, Inc.†	32,700	633,399
Ironwood Pharmaceuticals, Inc.†#	215,253	3,056,593
Madrigal Pharmaceuticals, Inc.†#	7,700	970,508
Mallinckrodt PLC†#	52,344	873,098
Merck & Co., Inc.	189,401	10,269,322
Minerva Neurosciences, Inc.†	60,980	320,145
MyoKardia, Inc.†#	19,400	1,129,080
Myovant Sciences, Ltd.†#	17,157	243,801
Novartis AG	31,802	2,660,792
Pfizer, Inc.	64,400	2,338,364
Rhythm Pharmaceuticals, Inc.†#	7,183	185,681
Roche Holding AG	20,376	4,724,556
Rocket Pharmaceuticals, Inc.†#	23,103	392,289
scPharmaceuticals, Inc.†	15,800	252,642
TESARO, Inc.†#	35,445	1,957,627
TherapeuticsMD, Inc.†#	195,713	978,565
UCB SA	31,803	2,623,900
Zoetis, Inc.	48,900	3,954,054
Zogenix, Inc.†#	47,700	2,022,480

		118,078,851

Medical-Generic Drugs - 0.2%

Mylan NV†	28,500	1,149,120

Medical-HMO - 17.1%

Aetna, Inc.	45,637	8,080,487
Anthem, Inc.	82,800	19,489,464
Centene Corp.†	125,112	12,688,859
Cigna Corp.	106,700	20,901,463
Humana, Inc.	43,214	11,746,429
Molina Healthcare, Inc.†#	35,336	2,554,793
UnitedHealth Group, Inc.	232,980	52,690,757
WellCare Health Plans, Inc.†	16,250	3,151,038

		131,303,290

Medical-Hospitals - 2.2%

Acadia Healthcare Co., Inc.†#	64,878	2,471,852
Envision Healthcare Corp.†#	35,189	1,354,777
HCA Healthcare, Inc.	98,816	9,807,488
Universal Health Services, Inc., Class B	26,507	3,027,099

		16,661,216

Medical-Wholesale Drug Distribution - 0.6%

McKesson Corp.	29,299	4,372,290

Pharmacy Services - 1.2%

CVS Health Corp.	69,800	4,727,554
Express Scripts Holding Co.†	50,500	3,810,225
JAND, Inc. (dba Warby Parker), Class A†(2)(3)(4)	33,706	379,192

		8,916,971

Retail-Drug Store - 0.2%

Raia Drogasil SA	75,283	1,802,489

Therapeutics - 3.8%

Agios Pharmaceuticals, Inc.†#	55,762	4,482,707
Aquinox Pharmaceuticals, Inc.†	93,017	1,347,816
Cara Therapeutics, Inc.†#	23,000	321,540
Dyax Corp. CVR†(2)(3)(4)	159,200	502,117
GW Pharmaceuticals PLC ADR†#	22,699	2,579,514
La Jolla Pharmaceutical Co.†#	10,900	338,554
Merus NV†	19,000	332,690
Neurocrine Biosciences, Inc.†#	150,492	12,706,040
Sarepta Therapeutics, Inc.†#	61,862	3,883,078
Vital Therapies, Inc.†#	29,200	156,220
Xencor, Inc.†#	93,177	2,854,011

		29,504,287

Total Common Stocks (cost $583,921,415)		756,658,091

CONVERTIBLE PREFERRED SECURITIES - 0.9%
Applications Software - 0.1%

Outset Medical, Inc. Series C†(2)(3)(4)	320,192	829,777

Medical Information Systems - 0.1%

Doximity, Inc. Series C†(2)(3)(4)	64,785	373,162

Medical Products - 0.3%

Becton Dickinson and Co. Series A 6.13%	26,711	1,562,594
Guardant Health, Inc. Series E†(2)(3)(4)	33,640	276,591
Shockwave Medical, Inc. Series A-1†(2)(3)(4)	63,961	64,599
Shockwave Medical, Inc. Series B†(2)(3)(4)	1,306	1,319
Shockwave Medical, Inc. Series C†(2)(3)(4)	739,910	747,294

		2,652,397

Medical-Biomedical/Gene - 0.1%

Moderna Therapeutics, Inc.
Series G†(2)(3)(4)	43,581	438,425

Medical-Drugs - 0.2%

Allergan PLC 5.50%	2,370	1,288,095

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker)., Series D†(2)(3)(4)	75,264	846,720

Total Convertible Preferred Securities (cost $6,815,885)		6,428,576

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Drugs - 0.1%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	865,000	971,161

Total Long-Term Investment Securities (cost $591,602,300)		764,057,828

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Registered Investment Companies - 3.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(5)	657,776	657,776
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(5)	20,598,828	20,598,828
T. Rowe Price Government Reserve Fund 1.36%(5)	2,265,772	2,265,772

Total Short-Term Investment Securities (cost $23,522,376)		23,522,376

TOTAL INVESTMENTS (cost $615,124,676)	102.6%	787,580,204
Liabilities in excess of other assets	(2.6)	(19,922,252)

NET ASSETS	100.0%	$767,657,952

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $154,415,256. This was secured by collateral of $20,598,828, which was received in cash and subsequently invested in short-term investments currently valued at $20,598,828 as reported in the Portfolio of Investments. Additional collateral of $140,975,570 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$19,591,709
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	7,032,502
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	7,271,269
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	8,592,433
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	98,487,657

(2)	Securities classified as Level 3 (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma BV Class B	2/2/2016	9,771,120	249,853	781,690	0.08	0.10%
Dyax Corp. CVR	1/25/2016	159,200	176,712	502,117	3.15	0.07%
JAND, Inc. (dba Warby Parker) Class A	4/23/2015	33,706	387,123	379,192	11.25	0.05%
Quanterix Corp.	12/8/2017	32,134	415,285	637,715	19.85	0.08%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%
Convertible Preferred Securities
Doximity, Inc. Series C	4/10/2014	64,785	312,316	373,162	5.76	0.05%
Guardant Health, Inc. Series E	5/9/2017	32,953	276,594
	11/16/2017	687	5,649

		33,640	282,243	276,591	8.22	0.04%
JAND, Inc. (dba Warby Parker) Series D	4/23/2015	75,264	864,430	846,720	11.25	0.11%
Moderna Therapeutics, Inc. Series G	1/31/2018	43,581	438,425	438,425	10.06	0.06%
Outset Medical, Inc. Series C	4/19/2017	320,192	829,777	829,777	2.59	0.11%
Shockwave Medical, Inc. Series A1	9/25/2017	63,961	64,601	64,599	1.01	0.01%
Shockwave Medical, Inc. Series B	9/25/2017	1,306	1,319	1,319	1.01	0.00%
Shockwave Medical, Inc. Series C	11/10/2016	196,966	198,936
	9/27/2017	542,944	548,363

		739,910	747,299	747,294	1.01	0.10%

				$5,892,814		0.78%

(4)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $5,892,814 representing 0.8% of net assets.
(5)	The rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diagnostic Equipment	$30,602,718	$637,715		$—	$31,240,433
Medical - Biomedical/Gene	236,985,615	—		795,903	237,781,518
Pharmacy Services	8,537,779	—		379,192	8,916,971
Therapeutics	29,002,170	—		502,117	29,504,287
Other Industries	423,207,595	26,007,287	**	—	449,214,882
Convertible Preferred Securities:
Medical Products	1,562,594	—		1,089,803	2,652,397
Medical - Drugs	1,288,095	—		—	1,288,095
Other Industries	—	—		2,488,084	2,488,084
Convertible Bonds & Notes	—	971,161		—	971,161
Short-Term Investment Securities	23,522,376	—		—	23,522,376

Total Investments at Value	$754,708,942	$27,616,163		$5,255,099	$787,580,204

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $13,768,036 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Principal Amount(1)/ Shares	Value (Note 1)

ASSET BACKED SECURITIES - 1.5%
Diversified Financial Services - 1.5%

280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.47% (1 ML+0.88%) due 09/15/2034*(2)	$5,000,000	$5,016,030
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,943,196
Chase Issuance Trust FRS Series 2016-A1, Class A 2.00% (1 ML+0.41%) due 05/17/2021	2,000,000	2,007,694
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.29% (1 ML+0.70%) due 06/15/2034*(2)	360,000	360,570

Total Asset Backed Securities
(cost $9,362,557)		9,327,490

U.S. CORPORATE BONDS & NOTES - 15.1%
Agricultural Chemicals - 0.1%

Mosaic Co. Senior Notes 4.05% due 11/15/2027	692,000	674,791
Mosaic Co. Senior Notes 4.88% due 11/15/2041	57,000	54,103

		728,894

Auto-Cars/Light Trucks - 0.4%

Ford Motor Credit Co. LLC FRS Senior Notes 2.34% (3 ML+0.79%) due 06/12/2020	1,310,000	1,318,751
Ford Motor Credit Co. LLC FRS Senior Notes 2.64% (3 ML+0.83%) due 08/12/2019	1,350,000	1,358,302

		2,677,053

Banks-Commercial - 0.1%

Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	959,000	934,791

Banks-Super Regional - 0.3%

Wells Fargo & Co. FRS Senior Notes 3.61% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,993,252

Building & Construction Products-Misc. - 0.1%

Owens Corning Company Guar. Notes 4.40% due 01/30/2048	411,000	384,301

Building Products-Cement - 0.4%

Vulcan Materials Co. FRS Senior Notes 2.19% (3 ML+0.60%) due 06/15/2020	2,512,000	2,513,006

Building Products-Wood - 0.4%

Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,403,929

Cable/Satellite TV - 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	577,000	571,135

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	510,000	470,862

Diversified Banking Institutions - 8.4%

Bank of America Corp. FRS Senior Notes 3.30% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,951,880
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	219,896
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,547,444
Bank of America Corp. FRS Senior Notes 4.30% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,645,600
Citigroup, Inc. FRS Senior Notes 2.91% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,931,000
Citigroup, Inc. FRS Senior Notes 2.97% (3 ML+1.19%) due 08/02/2021	1,475,000	1,502,824
Citigroup, Inc. FRS Senior Notes 2.98% (3 ML+1.10%) due 05/17/2024	3,020,000	3,070,819
Citigroup, Inc. FRS Senior Notes 3.11% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,973,400
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	2,082,000	2,036,500
Citigroup, Inc. FRS Senior Notes 4.61% (CPIYOY+2.50%) due 03/30/2020	4,000,000	4,042,000
Goldman Sachs Group, Inc. FRS Senior Notes 2.90% (3 ML+1.16%) due 04/23/2020	1,596,000	1,621,044
Goldman Sachs Group, Inc. FRS Senior Notes 3.01% (3 ML+1.17%) due 11/15/2021	2,424,000	2,459,784

Goldman Sachs Group, Inc. FRS Senior Notes 3.51% (CPIYOY+1.40%) due 08/30/2023	4,000,000	3,999,032
JPMorgan Chase & Co. FRS Senior Notes 2.97% (3 ML+1.23%) due 10/24/2023	580,000	597,113
JPMorgan Chase & Co. FRS Senior Notes 3.36% (CPIYOY+1.25%) due 12/20/2023	2,000,000	1,941,000
JPMorgan Chase & Co. FRS Senior Notes 4.11% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,015,800
JPMorgan Chase & Co. FRS Senior Notes 4.19% (CPIYOY+2.08%) due 04/28/2020	5,000,000	5,005,500
Morgan Stanley FRS Senior Notes 2.92% (3 ML+1.18%) due 01/20/2022	1,260,000	1,282,308
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,251,000	1,207,837
Morgan Stanley FRS Senior Notes 3.62% (CPIYOY+1.55%) due 08/24/2023	468,000	473,265
Morgan Stanley FRS Senior Notes 4.20% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,849,260
Morgan Stanley FRS Senior Notes 4.20% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,247,060
Morgan Stanley FRS Senior Notes 4.20% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,957,075
Morgan Stanley FRS Senior Notes 4.20% (CPIYOY+2.00%) due 06/09/2023	664,000	664,000
Morgan Stanley & Co. LLC FRS Senior Notes 4.20% (CPIYOY+2.00%) due 02/11/2020	2,000,000	2,032,500

		51,273,941

Electric-Integrated - 0.1%

FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	818,000	809,183

Finance-Consumer Loans - 0.9%

SLM Corp. FRS Senior Notes 4.35% (CPIYOY+2.15%) due 12/15/2020	2,017,000	1,986,745
SLM Corp. FRS Senior Notes 4.45% (CPIYOY+2.25%) due 05/03/2019	3,745,000	3,660,737

		5,647,482

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	15,700
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	23,409
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	39,250

		78,359

Insurance-Life/Health - 0.4%

Pacific Life Global Funding FRS Senior Notes 4.19% (CPIYOY+2.12%) due 06/02/2018*	300,000	295,500
Prudential Financial, Inc. FRS Senior Notes 4.86% (CPIYOY+2.75%) due 05/23/2018	2,000,000	1,990,000

		2,285,500

Insurance-Multi-line - 0.8%

Monumental Global Funding III FRS Senior Sec. Notes 4.38% (CPIYOY+2.18%) due 05/22/2018*	5,000,000	5,021,405

Metal-Diversified - 0.4%

Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	616,000	592,570
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	338,000	336,218
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*#	1,617,000	1,577,198

		2,505,986

Oil Companies-Exploration & Production - 0.4%

Hess Corp. Senior Notes 4.30% due 04/01/2027#	400,000	391,555
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,062,000	1,079,028

Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028#	800,000	785,540

		2,256,123

Oil Refining & Marketing - 0.4%

Andeavor Senior Notes 3.80% due 04/01/2028	2,549,000	2,421,902

Pipelines - 0.6%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,274,000	1,245,275
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	1,299,000	1,319,179
MPLX LP Senior Notes 4.00% due 03/15/2028	873,000	857,941
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	303,000	298,508

		3,720,903

Special Purpose Entity - 0.7%

Hartford Life Institutional Funding FRS Senior Sec. Notes 4.41% (CPIYOY+2.30%) due 05/08/2018*(3)	3,985,000	4,012,935

Total U.S. Corporate Bonds & Notes
(cost $92,806,535)		92,710,942

FOREIGN CORPORATE BONDS & NOTES - 5.9%
Banks-Commercial - 0.2%

ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 2.78% (3 ML+1.01%) due 07/28/2021*	1,300,000	1,321,799

Diversified Banking Institutions - 3.5%

Barclays PLC FRS Senior Notes 3.92% (3 ML+2.11%) due 08/10/2021	753,000	788,489
BNP Paribas SA FRS Senior Notes 3.25% (CPIYOY+1.14%) due 12/21/2020	431,000	435,849
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*#	2,548,000	2,448,978
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*#	535,000	536,494
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 4.02% (3 ML+2.29%) due 04/16/2021	3,049,000	3,212,654
HSBC Holdings PLC FRS Senior Notes 3.20% (3 ML+1.50%) due 01/05/2022	1,400,000	1,449,462
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	325,000	320,165
Royal Bank of Scotland PLC FRS Company Guar. Notes 3.95% (CPIYOY+1.75%) due 03/31/2018	2,000,000	2,000,280
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)(5)	10,000,000	9,610,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*#	738,000	757,310

		21,559,681

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	757,000	733,734

Gas-Distribution - 0.5%

National Grid PLC Senior Notes 1.25% due 10/06/2021 GBP	1,763,000	3,012,543

Gold Mining - 1.0%

Goldcorp, Inc. Senior Notes 2.13% due 03/15/2018	2,200,000	2,199,976
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	456,000	442,320
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,497,000	1,525,250
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	1,663,000	1,806,761

		5,974,307

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	496,000	522,789

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	663,000	642,660

Medical-Generic Drugs - 0.1%

Actavis Funding SCS FRS Company Guar. Notes 2.63% (3 ML+1.08%) due 03/12/2018	575,000	575,129

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC FRS Company Guar. Notes 2.26% (3ML+0.65%) due 09/19/2022	1,900,000	1,921,385

Total Foreign Corporate Bonds & Notes (cost $36,173,914)		36,264,027

U.S. GOVERNMENT AGENCIES - 1.5%
Federal Home Loan Mtg. Corp. - 1.0%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.04% (1 ML+0.45%) due 12/15/2038(6)	635,530	641,674
Series 3925, Class FL 2.04% (1 ML+0.45%) due 01/15/2041(6)	711,605	715,404
Series 4001, Class FM 2.09% (1 ML+0.50%) due 02/15/2042(6)	439,094	441,873
Series 3355, Class BF 2.29% (1 ML+0.70%) due 08/15/2037(6)	465,645	472,474
Federal Home Loan Mtg. Corp.
Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 3.27% (1 ML+1.65%) due 04/25/2024(6)	1,399,051	1,421,803
Series 2014-DN1, Class M2 3.82% (1 ML+2.20%) due 02/25/2024(6)	1,355,848	1,396,576
Series 2014-HQ2, Class M2 3.82% (1 ML+2.20%) due 09/25/2024(6)	911,092	939,268
Series 2015-HQ1, Class M2 3.82% (1 ML+2.20%) due 03/25/2025(6)	290,775	293,026

		6,322,098

Federal National Mtg. Assoc. - 0.4%

Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 3.22% (1 ML+1.60%) due 01/25/2024(6)	5,260	5,302
Series 2013-C01, Class M1 3.62% (1 ML+2.00%) due 10/25/2023(6)	66,193	66,604
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.02% (1 ML+0.40%) due 09/25/2042(6)	935,600	937,316
Series 2011-103, Class FD 2.07% (1 ML+0.45%) due 05/25/2040(6)	1,221,658	1,227,178

		2,236,400

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 2.14% (1 ML+0.55%) due 02/16/2040(6)	415,773	418,644

Total U.S. Government Agencies
(cost $8,896,149)		8,977,142

U.S. GOVERNMENT TREASURIES - 53.8%
United States Treasury Bonds - 17.5%

United States Treasury Bonds TIPS(7)
0.63% due 02/15/2043	1,978,357	1,828,708
0.75% due 02/15/2042	3,090,888	2,955,174
0.75% due 02/15/2045	8,211,203	7,755,030
0.88% due 02/15/2047	1,940,432	1,884,547
1.00% due 02/15/2046	7,189,093	7,214,140
1.38% due 02/15/2044	4,532,673	4,945,470
1.75% due 01/15/2028	4,001,018	4,379,079
2.00% due 01/15/2026	4,359,771	4,793,707
2.13% due 02/15/2040	2,737,440	3,404,109
2.13% due 02/15/2041	4,694,377	5,869,597
2.38% due 01/15/2025	3,923,610	4,380,861
2.38% due 01/15/2027	4,889,880	5,580,170
2.50% due 01/15/2029	9,760,125	11,519,802
3.63% due 04/15/2028	13,718,070	17,532,681
3.88% due 04/15/2029	17,620,652	23,375,553

		107,418,628

United States Treasury Notes - 36.3%

United States Treasury Notes TIPS(7)
0.13% due 04/15/2019	24,845,578	24,866,210
0.13% due 04/15/2020	28,651,100	28,558,147
0.13% due 04/15/2021	35,080,071	34,755,306
0.13% due 01/15/2022	5,565,914	5,498,116
0.13% due 04/15/2022	15,408,392	15,165,310
0.13% due 01/15/2023	28,355,980	27,824,303
0.13% due 07/15/2024	19,129,756	18,613,468
0.13% due 07/15/2026	6,563,039	6,266,853
0.25% due 01/15/2025	7,494,120	7,292,817
0.38% due 07/15/2023	7,945,125	7,902,611
0.38% due 07/15/2025	7,231,942	7,100,060
0.38% due 01/15/2027	5,858,072	5,673,693
0.38% due 07/15/2027	9,433,102	9,143,467
0.63% due 01/15/2024	7,924,275	7,944,104
0.63% due 01/15/2026	5,872,109	5,839,351
1.13% due 01/15/2021	9,579,330	9,803,293

		222,247,109

Total U.S. Government Treasuries
(cost $325,337,389)		329,665,737

FOREIGN GOVERNMENT OBLIGATIONS - 15.3%
Sovereign - 15.3%

Commonwealth of Australia Senior Notes 1.00% due 11/21/2018(7)	AUD	16,210,500	12,624,136
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(7)	AUD	3,223,550	2,971,393
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(7)	AUD	16,101,440	14,560,176
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	2,246,976
Government of France Bonds 0.10% due 07/25/2021(7)	EUR	6,165,360	7,910,614
Government of France Bonds 0.10% due 03/01/2025(7)	EUR	3,056,370	3,981,419
Government of France Bonds 2.10% due 07/25/2023(7)	EUR	3,353,130	4,826,635
Government of New Zealand Senior Notes 2.00% due 09/20/2025(7)	NZD	17,987,700	13,413,858
Republic of Italy Senior Notes 0.10% due 05/15/2022*(7)	EUR	2,063,720	2,570,742
Republic of Italy Senior Notes 1.25% due 09/15/2032*(7)	EUR	2,044,960	2,556,145
United Kingdom Gilt Treasury Bonds 0.13% due 11/22/2019(7)	GBP	6,677,580	9,567,728
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(7)	GBP	2,293,700	3,520,212
United Kingdom Gilt Treasury Senior Notes 0.13% due 03/22/2029(7)	GBP	4,110,210	6,789,493
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2044(7)	GBP	1,879,000	3,935,049
United Mexican States Bonds 2.50% due 12/10/2020(7)	MXN	41,718,209	2,140,944

Total Foreign Government Obligations (cost $86,901,231)			93,615,520

PREFERRED SECURITIES - 0.8%
Banks-Money Center - 0.0%

Banco Santander SA FRS 4.00% (3ML+0.52%)		9,950	244,770

Banks-Super Regional - 0.2%

Wells Fargo & Co. Series Q 5.85%		47,800	1,269,090

Insurance-Life/Health - 0.6%

Prudential Financial, Inc. FRS 4.60% (CPIYOY+2.40%)		139,445	3,494,492

Total Preferred Securities
(cost $5,343,235)			5,008,352

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.8%
Banks-Commercial - 0.4%

Corestates Capital II FRS 2.37% (3 ML+0.65%) due 01/15/2027*		669,000	633,877
Standard Chartered PLC FRS 3.28% (3 ML+1.51%) due 01/30/2027*(8)		1,300,000	1,241,500
Standard Chartered PLC 7.50% due 04/02/2022*(8)		400,000	432,820

			2,308,197

Banks-Money Center - 0.2%

BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,113,971

Banks-Super Regional - 0.3%

SunTrust Capital III FRS 2.24% (3 ML+0.65%) due 03/15/2028#		1,067,000	992,310
Wachovia Capital Trust II FRS 2.22% (3 ML+0.50%) due 01/15/2027		1,039,000	984,453

			1,976,763

Diversified Banking Institutions - 1.2%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 03/19/2018(8)		3,161,000	2,793,534
BankBoston Capital Trust IV FRS 2.12% (3 ML+0.60%) due 06/08/2028		726,000	678,810
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022#(8)		2,539,000	2,469,482
HSBC Holdings PLC 6.00% due 05/22/2027(8)		1,018,000	1,039,887
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(8)		366,000	404,430

			7,386,143

Electric-Integrated - 0.1%

WEC Energy Group, Inc. FRS 3.95% (3 ML+2.11%) due 05/15/2067		819,000	798,525

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. 8.88% due 06/15/2068		836,000	844,360

Insurance-Multi-line - 0.6%

Genworth Holdings, Inc. FRS 3.84% (3 ML+2.00%) due 11/15/2066		800,000	380,000
Hartford Financial Services Group, Inc. FRS 3.96% (3 ML+2.13%) due 02/12/2067*		3,202,000	3,129,955

			3,509,955

Insurance-Property/Casualty - 0.1%

Chubb Corp. FRS 3.97% (3 ML+2.25%) due 03/29/2067		755,000	755,000

Oil Companies-Integrated - 0.4%

TOTAL SA 3.88% due 05/18/2022(8)	EUR	2,000,000	2,697,420

Pipelines - 1.4%

Andeavor Logistics LP 6.88% due 02/15/2023(8)		1,271,000	1,295,626
DCP Midstream Operating LP 5.85% due 05/21/2043*		659,000	624,402
Enbridge, Inc. 5.50% due 07/15/2077		2,670,000	2,577,191
Energy Transfer Partners LP 6.25% due 02/15/2023#(8)		2,554,000	2,476,422
EnLink Midstream Partners LP 6.00% due 12/15/2022#(8)		475,000	451,250
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077		859,000	828,935

			8,253,826

Total Preferred Securities/Capital Securities
(cost $29,288,518)			29,644,160

Total Long-Term Investment Securities
(cost $594,109,528)			605,213,370

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 2.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%		5,963,102	5,963,102
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(9)(10)		7,052,427	7,052,427

Total Short-Term Investment Securities
(cost $13,015,529)			13,015,529

TOTAL INVESTMENTS
(cost $607,125,057)		100.8%	618,228,899
Liabilities in excess of other assets		(0.8)	(4,803,877)

NET ASSETS		100.0%	$613,425,022

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $39,088,484 representing 6.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 1).
(4)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $9,610,000 representing 1.6% of net assets.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Collateralized Mortgage Obligation
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of February 28, 2018.
(10)	At February 28, 2018, the Fund had loaned securities with a total value of $10,715,311. This was secured by collateral of $7,052,427, which was received in cash and subsequently invested in short-term investments currently valued at $7,052,427 as reported in the Portfolio of Investments. Additional collateral of $3,863,276 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
United States Treasury Notes/Bonds	0.13% to 2.63%	04/15/2018 to 05/15/2027	$3,863,276

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro Currency

GBP - British Pound

MXN - Mexican Peso

NZD - New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR 3 ML - 3 Month USD LIBOR
CPIYOY - CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$9,327,490	$—	$9,327,490
U.S. Corporate Bonds & Notes:
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	88,698,007	—	88,698,007
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	11,949,681	9,610,000	21,559,681
Other Industries	—	14,704,346	—	14,704,346
U.S. Government Agencies	—	8,977,142	—	8,977,142
U.S. Government Treasuries	—	329,665,737	—	329,665,737
Foreign Government Obligations	—	93,615,520	—	93,615,520
Preferred Securities	5,008,352	—	—	5,008,352
Preferred Securities/Capital Securities	—	29,644,160	—	29,644,160
Short-Term Investment Securities	13,015,529	—	—	13,015,529

Total Investments at Value	$18,023,881	$586,582,083	$13,622,935	$618,228,899

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 05/31/2017	$4,012,935	$9,420,000
Accrued Discounts	—	—
Accrued Premiums	(39,821)	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	39,821	190,000
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 02/28/2018	$4,012,935	$9,610,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2018 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$39,821	$190,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2018.

The Fund’s securities classified as Level 3, with a fair value of $13,622,935 at February 28, 2018, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 91.8%
Australia - 6.2%

AGL Energy, Ltd.	56,093	$945,983
Alumina, Ltd.	229,114	393,328
Amcor, Ltd.	102,288	1,099,525
AMP, Ltd.	256,324	1,045,874
APA Group	98,054	606,969
Aristocrat Leisure, Ltd.	47,316	897,050
ASX, Ltd.	17,323	781,302
Aurizon Holdings, Ltd.	174,338	614,414
AusNet Services	152,535	200,404
Australia & New Zealand Banking Group, Ltd.	253,031	5,671,665
Bank of Queensland, Ltd.	32,315	314,832
Bendigo & Adelaide Bank, Ltd.#	39,002	341,126
BGP Holdings PLC†(1)(2)	835,027	193
BHP Billiton, Ltd.	275,311	6,438,460
BlueScope Steel, Ltd.	49,261	617,626
Boral, Ltd.	100,553	605,638
Brambles, Ltd.	135,982	1,009,864
Caltex Australia, Ltd.	23,714	643,207
Challenger, Ltd.	50,164	486,152
CIMIC Group, Ltd.	9,263	333,907
Coca-Cola Amatil, Ltd.	51,621	347,271
Cochlear, Ltd.	5,143	730,564
Commonwealth Bank of Australia	148,521	8,773,567
Computershare, Ltd.	42,634	588,193
Crown Resorts, Ltd.	32,684	341,116
CSL, Ltd.	38,986	4,901,930
Dexus	83,813	601,468
Domino’s Pizza Enterprises, Ltd.#	5,281	161,030
Flight Centre Travel Group, Ltd.#	5,102	227,480
Fortescue Metals Group, Ltd.	135,017	524,768
Goodman Group	155,353	985,091
GPT Group	151,680	558,067
Harvey Norman Holdings, Ltd.#	47,985	148,605
Healthscope, Ltd.#	141,473	206,439
Incitec Pivot, Ltd.	149,777	439,730
Insurance Australia Group, Ltd.	210,875	1,336,198
LendLease Group	49,614	683,151
Macquarie Group, Ltd.	27,816	2,223,501
Medibank Private, Ltd.	243,700	597,065
Mirvac Group	333,132	544,932
National Australia Bank, Ltd.	230,569	5,371,675
Newcrest Mining, Ltd.	67,606	1,112,641
Orica, Ltd.	33,662	485,133
Origin Energy, Ltd.†	152,142	1,054,409
QBE Insurance Group, Ltd.	119,702	942,131
Ramsay Health Care, Ltd.	12,004	591,340
REA Group, Ltd.	4,821	286,446
Rio Tinto, Ltd.	37,142	2,323,718
Santos, Ltd.†	161,418	623,444
Scentre Group	459,377	1,362,698
SEEK, Ltd.	30,027	467,977
Sonic Healthcare, Ltd.	34,370	651,539
South32, Ltd.	453,201	1,159,190
Stockland	209,356	657,225
Suncorp Group, Ltd.	110,628	1,159,723
Sydney Airport	98,367	500,115
Tabcorp Holdings, Ltd.	168,613	602,610
Telstra Corp., Ltd.	354,349	916,962
TPG Telecom, Ltd.#	29,457	138,508
Transurban Group	175,486	1,569,621
Treasury Wine Estates, Ltd.	63,801	861,610
Vicinity Centres	294,065	563,442
Wesfarmers, Ltd.	98,469	3,144,130
Westfield Corp.	170,475	1,153,518
Westpac Banking Corp.	291,355	6,916,104
Woodside Petroleum, Ltd.	72,301	1,623,323
Woolworths Group, Ltd.#	110,408	2,359,466

		86,566,383

Austria - 0.2%

ANDRITZ AG#	6,591	380,602
Erste Group Bank AG	25,100	1,274,792
OMV AG	13,003	741,441
Raiffeisen Bank International AG†	12,801	495,716
voestalpine AG	10,030	579,313

		3,471,864

Belgium - 1.0%

Ageas	16,108	843,384
Anheuser-Busch InBev SA/NV	65,675	6,973,192
Colruyt SA	5,784	311,938
Groupe Bruxelles Lambert SA	7,310	835,420
KBC Group NV	21,729	2,043,591
Proximus SADP	13,687	439,065
Solvay SA	6,451	887,431
Telenet Group Holding NV†	4,760	326,047
UCB SA	11,270	929,829
Umicore SA	16,667	941,430

		14,531,327

Bermuda - 0.3%

CK Infrastructure Holdings, Ltd.	57,500	481,380
First Pacific Co., Ltd.	210,000	130,900
Hongkong Land Holdings, Ltd.	101,700	698,433
Jardine Matheson Holdings, Ltd.	18,586	1,211,317
Jardine Strategic Holdings, Ltd.	18,761	744,428
Kerry Properties, Ltd.	57,000	257,765
Kingston Financial Group, Ltd.#	350,537	210,157
Li & Fung, Ltd.	516,000	259,481
NWS Holdings, Ltd.	132,000	247,963
Shangri-La Asia, Ltd.	92,000	205,577
Yue Yuen Industrial Holdings, Ltd.	64,000	272,540

		4,719,941

Canada - 0.0%

International Petroleum Corp.†	4,460	19,570

Cayman Islands - 0.7%

ASM Pacific Technology, Ltd.	21,300	303,590
CK Asset Holdings, Ltd.	224,808	1,930,859
CK Hutchison Holdings, Ltd.	232,808	2,901,291
Melco Resorts & Entertainment, Ltd. ADR	21,385	587,018
MGM China Holdings, Ltd.#	84,800	247,147
Minth Group, Ltd.	63,629	373,533
Sands China, Ltd.	215,200	1,201,083
WH Group, Ltd.*	754,500	928,674
Wharf Real Estate Investment Co., Ltd.†	105,000	709,981
Wynn Macau, Ltd.	139,200	483,376

		9,666,552

Denmark - 1.7%

AP Moller - Maersk A/S, Series A	342	534,209
AP Moller - Maersk A/S, Series B	551	897,024
Carlsberg A/S, Class B	9,242	1,132,526
Chr. Hansen Holding A/S	8,591	714,360
Coloplast A/S, Class B	10,016	845,468
Danske Bank A/S	63,640	2,551,231
DSV A/S	16,276	1,275,732
Genmab A/S†	4,900	996,306
H. Lundbeck A/S	5,960	312,761
ISS A/S	14,373	521,176
Novo Nordisk A/S, Class B	160,501	8,274,356
Novozymes A/S, Class B	19,284	992,954
Orsted A/S*	16,180	1,006,448
Pandora A/S#	9,526	994,348
TDC A/S	71,999	585,402
Tryg A/S	9,673	229,365
Vestas Wind Systems A/S	18,545	1,341,628
William Demant Holding A/S†	10,171	363,345

		23,568,639

Finland - 1.0%

Elisa Oyj	13,012	560,193
Fortum Oyj	39,730	871,130
Kone Oyj, Class B	29,650	1,534,535
Metso Oyj	10,103	323,450
Neste Oyj	11,361	829,875
Nokia Oyj	499,536	2,920,537
Nokian Renkaat Oyj	10,176	466,899
Orion Oyj, Class B	8,985	292,523
Sampo Oyj, Class A	38,833	2,195,910
Stora Enso Oyj, Class R	49,706	878,537
UPM-Kymmene Oyj	46,126	1,576,121
Wartsila Oyj Abp	13,281	932,449

		13,382,159

France - 9.2%

Accor SA	15,319	885,001
Aeroports de Paris	2,670	538,867
Air Liquide SA	36,626	4,577,107
Alstom SA	13,320	559,831
Amundi SA*	5,181	421,657
Arkema SA	5,761	752,755
Atos SE	8,106	1,066,729
AXA SA	166,255	5,225,890
BioMerieux	3,492	267,834
BNP Paribas SA	96,860	7,658,645
Bollore SA	76,245	430,229
Bouygues SA	17,733	896,177
Bureau Veritas SA#	23,184	605,940
Capgemini SE	13,766	1,720,600
Carrefour SA#	48,506	1,114,640
Casino Guichard Perrachon SA	5,073	275,402
Cie de Saint-Gobain	42,729	2,418,934
Cie Generale des Etablissements Michelin SCA	14,817	2,278,281
CNP Assurances	15,499	376,739
Credit Agricole SA	96,260	1,645,852
Danone SA	51,727	4,127,000
Dassault Aviation SA	196	340,127
Dassault Systemes SE	11,107	1,437,079
Edenred	18,438	646,221
Eiffage SA	6,363	688,950
Electricite de France SA	47,299	612,926
Engie SA	157,189	2,455,449
Essilor International Cie Generale d’Optique SA	17,737	2,323,347
Eurazeo SA	3,984	379,701
Eutelsat Communications SA	13,684	320,099
Faurecia SA	6,489	545,550
Fonciere Des Regions	2,560	267,601
Gecina SA#	3,988	697,672
Getlink SE	42,304	543,792
Hermes International#	2,729	1,467,679
ICADE	3,342	323,009
Iliad SA	2,373	556,480
Imerys SA	3,091	315,272
Ingenico Group SA	4,813	415,909
Ipsen SA	3,228	473,023
JCDecaux SA	6,007	233,215
Kering SA	6,518	3,063,328
Klepierre SA	19,198	790,511
L’Oreal SA	21,636	4,663,117
Lagardere SCA	11,042	324,517
Legrand SA	23,371	1,831,370
LVMH Moet Hennessy Louis Vuitton SE	23,919	7,146,457
Natixis SA	83,129	714,548
Orange SA	171,684	2,906,546
Pernod Ricard SA	18,427	3,026,545
Peugeot SA	50,463	1,135,861
Publicis Groupe SA	17,516	1,322,968
Remy Cointreau SA	2,166	294,848
Renault SA	16,479	1,781,251
Rexel SA	26,284	463,320
Safran SA	28,613	3,164,304
Sanofi	97,585	7,697,492
Schneider Electric SE	48,255	4,179,599
SCOR SE	14,743	628,845
SEB SA	1,939	396,450
Societe BIC SA	2,596	271,845
Societe Generale SA	66,250	3,798,416
Sodexo SA#	7,799	957,604
Suez	31,651	435,036
Teleperformance	4,976	707,664
Thales SA	9,024	1,006,201
TOTAL SA	202,982	11,588,849
UBISOFT Entertainment SA†	5,397	444,314
Unibail-Rodamco SE	8,537	1,989,447
Valeo SA	20,432	1,322,074
Veolia Environnement SA	39,667	962,992
Vinci SA	43,271	4,267,142
Vivendi SA	88,102	2,274,162
Wendel SA	2,504	433,596
Zodiac Aerospace	16,988	517,415

		129,395,845

Germany - 8.9%

adidas AG	16,262	3,619,179
Allianz SE	38,583	9,003,528
Axel Springer SE	3,577	322,000
BASF SE	78,782	8,271,388
Bayer AG	71,291	8,359,865
Bayerische Motoren Werke AG	28,315	2,997,757
Bayerische Motoren Werke AG (Preference Shares)	4,834	439,781
Beiersdorf AG	9,086	998,229
Brenntag AG	13,538	846,344
Commerzbank AG†	93,986	1,455,383
Continental AG	9,615	2,645,207
Covestro AG*	10,407	1,178,786
Daimler AG	82,962	7,108,668
Deutsche Bank AG	177,417	2,855,398
Deutsche Boerse AG	16,494	2,196,087
Deutsche Lufthansa AG	21,323	716,934
Deutsche Post AG	83,801	3,844,792
Deutsche Telekom AG	285,828	4,621,715
Deutsche Wohnen SE	30,520	1,262,930
Drillisch AG†	4,555	352,723
E.ON SE	188,727	1,922,578
Evonik Industries AG	13,945	515,885
Fraport AG Frankfurt Airport Services Worldwide	3,366	344,184
Fresenius Medical Care AG & Co. KGaA	18,381	1,952,308
Fresenius SE & Co. KGaA	35,772	2,924,722
FUCHS PETROLUB SE (Preference Shares)	6,560	373,271
GEA Group AG	16,134	766,273
Hannover Rueck SE	5,433	741,036
HeidelbergCement AG	12,680	1,278,804
Henkel AG & Co. KGaA	9,216	1,111,898
Henkel AG & Co. KGaA (Preference Shares)	15,399	2,051,514
HOCHTIEF AG	1,775	298,762
HUGO BOSS AG	5,900	525,912
Infineon Technologies AG	97,866	2,660,856
Innogy SE*	11,920	476,810
K+S AG	15,614	436,210
KION Group AG	6,089	521,790
LANXESS AG	8,308	691,269
Linde AG†	15,957	3,589,466
MAN SE	3,164	361,196
Merck KGaA	11,360	1,138,344
METRO AG	14,638	286,455
MTU Aero Engines AG	4,412	738,226
Muenchener Rueckversicherungs-Gesellschaft AG	13,300	2,979,542
OSRAM Licht AG	8,525	676,507
Porsche Automobil Holding SE (Preference Shares)	13,232	1,111,823
ProSiebenSat.1 Media SE	19,343	767,615
RWE AG†	43,601	872,356
SAP SE	84,778	8,907,125
Schaeffler AG (Preference Shares)	14,471	235,467
Siemens AG	65,969	8,692,553
Symrise AG	10,902	886,324
Telefonica Deutschland Holding AG	64,403	297,582
thyssenkrupp AG	38,438	1,044,523
TUI AG	38,073	804,947
Uniper SE	17,207	521,853
United Internet AG	10,599	720,723
Volkswagen AG	2,804	562,292
Volkswagen AG (Preference Shares)	15,916	3,112,802
Vonovia SE	40,953	1,868,074
Wirecard AG	10,105	1,212,627
Zalando SE†*	9,569	546,280

		124,625,478

Hong Kong - 2.3%

AIA Group, Ltd.	1,039,400	8,630,594
Bank of East Asia, Ltd.	104,000	455,596
BOC Hong Kong Holdings, Ltd.	322,000	1,616,889
CLP Holdings, Ltd.	143,500	1,446,190
Galaxy Entertainment Group, Ltd.	206,000	1,786,182
Hang Lung Group, Ltd.	74,000	249,954
Hang Lung Properties, Ltd.	178,000	422,388
Hang Seng Bank, Ltd.	66,200	1,635,130
Henderson Land Development Co., Ltd.	103,580	670,908
Hong Kong & China Gas Co., Ltd.	747,204	1,473,429
Hong Kong Exchanges & Clearing, Ltd.	100,000	3,586,078
Hysan Development Co., Ltd.	54,000	312,381
I-CABLE Communications, Ltd.†	113,356	2,843
Link REIT	190,000	1,619,163
MTR Corp., Ltd.	126,500	668,376
New World Development Co., Ltd.	494,000	746,035
PCCW, Ltd.	359,000	203,908
Power Assets Holdings, Ltd.	122,000	1,034,214
Sino Land Co., Ltd.	262,000	461,651
SJM Holdings, Ltd.	172,000	163,560
Sun Hung Kai Properties, Ltd.	123,000	2,041,112
Swire Pacific, Ltd., Class A	46,500	468,605
Swire Properties, Ltd.	103,000	351,027
Techtronic Industries Co., Ltd.	121,500	753,181
Wharf Holdings, Ltd.	105,000	389,088
Wheelock & Co., Ltd.	70,000	508,043

		31,696,525

Ireland - 0.5%

AIB Group PLC	69,982	458,175
Bank of Ireland Group PLC	81,964	767,990
CRH PLC (ISE)	69,075	2,277,875
CRH PLC (FWB)	3,168	106,134
DCC PLC	7,665	696,240
James Hardie Industries PLC CDI	38,426	677,195
Kerry Group PLC, Class A (ISE)#	13,100	1,296,598
Kerry Group PLC, Class A (LSE)	601	60,001
Paddy Power Betfair PLC	6,866	799,827

		7,140,035

Isle of Man - 0.0%

Genting Singapore PLC	543,500	471,844

Israel - 0.4%

Azrieli Group, Ltd.	3,211	158,326
Bank Hapoalim B.M.	94,588	673,507
Bank Leumi Le-Israel B.M.	118,692	714,687
Bezeq The Israeli Telecommunication Corp., Ltd.	171,021	261,310
Check Point Software Technologies, Ltd.†	11,272	1,171,048
Elbit Systems, Ltd.	2,013	285,438
Frutarom Industries, Ltd.	3,274	298,854
Israel Chemicals, Ltd.	39,762	168,795
Mizrahi Tefahot Bank, Ltd.	12,342	227,780
NICE, Ltd.	5,234	506,083
Teva Pharmaceutical Industries, Ltd. ADR#	78,232	1,464,503

		5,930,331

Italy - 1.8%

Assicurazioni Generali SpA	108,037	2,026,880
Atlantia SpA	38,942	1,200,157
Davide Campari-Milano SpA	49,117	352,222
Enel SpA	702,278	4,074,898
Eni SpA	220,465	3,670,031
Intesa Sanpaolo SpA	1,157,887	4,348,536
Intesa Sanpaolo SpA RSP	84,245	336,539
Leonardo SpA	35,342	378,593
Luxottica Group SpA	15,054	902,935
Mediobanca Banca di Credito Finanziario SpA	48,617	581,537
Poste Italiane SpA*	45,203	388,204
Prysmian SpA	16,919	532,610
Recordati SpA	8,955	319,274
Snam SpA	197,282	882,504
Telecom Italia SpA†	977,633	877,660
Telecom Italia SpA RSP	546,830	416,067
Terna Rete Elettrica Nazionale SpA	122,837	681,173
UniCredit SpA	172,605	3,653,353
UnipolSai Assicurazioni SpA#	81,061	195,388

		25,818,561

Japan - 22.6%

ABC-Mart, Inc.#	2,800	177,457
Acom Co., Ltd.†#	35,800	161,357
Aeon Co., Ltd.#	53,000	891,359
AEON Financial Service Co., Ltd.	9,900	229,639
Aeon Mall Co., Ltd.#	10,000	207,478
Air Water, Inc.	13,900	275,363
Aisin Seiki Co., Ltd.	15,300	891,127
Ajinomoto Co., Inc.	46,300	845,325
Alfresa Holdings Corp.	15,600	350,494
Alps Electric Co., Ltd.#	17,302	477,099
Amada Holdings Co., Ltd.	30,100	401,517
ANA Holdings, Inc.	10,500	420,903
Aozora Bank, Ltd.	10,100	413,413
Asahi Glass Co., Ltd.	17,800	736,735
Asahi Group Holdings, Ltd.	32,900	1,677,884
Asahi Kasei Corp.	110,600	1,419,725
Asics Corp.#	14,200	227,295
Astellas Pharma, Inc.	177,900	2,624,391
Bandai Namco Holdings, Inc.	17,200	554,993
Bank of Kyoto, Ltd.#	5,900	327,052
Benesse Holdings, Inc.#	5,800	208,001
Bridgestone Corp.	56,700	2,517,905
Brother Industries, Ltd.	20,900	518,890
Calbee, Inc.#	6,400	213,293
Canon, Inc.	92,700	3,537,603
Casio Computer Co., Ltd.#	18,600	274,335
Central Japan Railway Co.	12,300	2,288,669
Chiba Bank, Ltd.	65,000	534,702
Chubu Electric Power Co., Inc.#	57,600	785,852
Chugai Pharmaceutical Co., Ltd.	19,800	1,022,569
Chugoku Electric Power Co., Inc.#	24,100	281,823
Coca-Cola Bottlers Japan Holdings, Inc.	10,602	401,519
Concordia Financial Group, Ltd.	102,000	591,151
Credit Saison Co., Ltd.	13,100	224,104
CYBERDYNE, Inc.†#	8,721	129,701
Dai Nippon Printing Co., Ltd.	22,200	463,120
Dai-ichi Life Holdings, Inc.	92,100	1,821,445
Daicel Corp.	23,100	264,322
Daifuku Co., Ltd.#	8,491	554,056
Daiichi Sankyo Co., Ltd.	48,900	1,736,503
Daikin Industries, Ltd.	21,400	2,515,970
Daito Trust Construction Co., Ltd.#	5,900	979,747
Daiwa House Industry Co., Ltd.	48,700	1,800,222
Daiwa House REIT Investment Corp.#	119	287,167
Daiwa Securities Group, Inc.	146,000	972,620
DeNA Co., Ltd.#	9,100	164,974
Denso Corp.	40,900	2,387,090
Dentsu, Inc.	18,500	851,699
Disco Corp.	2,500	583,328
Don Quijote Holdings Co., Ltd.	10,500	586,672
East Japan Railway Co.	28,400	2,665,291
Eisai Co., Ltd.	22,900	1,216,782
Electric Power Development Co., Ltd.	12,400	314,216
FamilyMart UNY Holdings Co., Ltd.#	7,000	527,404
FANUC Corp.	16,600	4,185,714
Fast Retailing Co., Ltd.#	4,500	1,777,519
Fuji Electric Co., Ltd.	49,000	371,122
FUJIFILM Holdings Corp.	35,600	1,481,196
Fujitsu, Ltd.	170,000	1,017,739
Fukuoka Financial Group, Inc.	67,000	343,261
Hachijuni Bank, Ltd.	35,900	216,038
Hakuhodo DY Holdings, Inc.	20,700	300,096
Hamamatsu Photonics KK	12,200	487,648
Hankyu Hanshin Holdings, Inc.	20,200	752,869
Hikari Tsushin, Inc.	1,700	244,276
Hino Motors, Ltd.	22,300	292,910
Hirose Electric Co., Ltd.	2,700	399,850
Hisamitsu Pharmaceutical Co., Inc.#	4,900	352,478
Hitachi Chemical Co., Ltd.	9,200	205,078
Hitachi Construction Machinery Co., Ltd.#	9,600	408,312
Hitachi High-Technologies Corp.	5,400	263,838
Hitachi Metals, Ltd.#	19,700	252,196
Hitachi, Ltd.	417,000	3,163,409
Honda Motor Co., Ltd.	148,500	5,352,994
Hoshizaki Corp.	4,700	423,087
Hoya Corp.	33,300	1,754,517
Hulic Co., Ltd.	26,000	289,040

Idemitsu Kosan Co., Ltd.	11,900	455,223
IHI Corp.	13,500	459,614
Iida Group Holdings Co., Ltd.#	12,800	241,344
Inpex Corp.	84,000	1,003,755
Isetan Mitsukoshi Holdings, Ltd.	29,600	347,160
Isuzu Motors, Ltd.	47,600	745,623
ITOCHU Corp.	129,100	2,477,258
J. Front Retailing Co., Ltd.#	21,200	383,926
Japan Airlines Co., Ltd.	10,700	407,782
Japan Airport Terminal Co., Ltd.#	3,600	135,232
Japan Exchange Group, Inc.	46,100	792,460
Japan Post Bank Co., Ltd.#	35,900	490,402
Japan Post Holdings Co., Ltd.	139,000	1,675,799
Japan Prime Realty Investment Corp.	68	233,574
Japan Real Estate Investment Corp.#	113	584,849
Japan Retail Fund Investment Corp.#	219	420,231
Japan Tobacco, Inc.	95,100	2,710,113
JFE Holdings, Inc.	43,800	1,012,159
JGC Corp.	17,400	398,170
JSR Corp.	15,800	380,363
JTEKT Corp.	18,000	277,770
JXTG Holdings, Inc.	263,700	1,600,935
Kajima Corp.	76,000	722,522
Kakaku.com, Inc.#	13,100	220,926
Kamigumi Co., Ltd.	9,100	198,776
Kaneka Corp.	24,000	245,441
Kansai Electric Power Co., Inc.	62,600	761,455
Kansai Paint Co., Ltd.	17,600	441,650
Kao Corp.	42,600	3,111,901
Kawasaki Heavy Industries, Ltd.#	12,700	462,057
KDDI Corp.	157,200	3,861,602
Keihan Holdings Co., Ltd.	8,700	272,234
Keikyu Corp.#	19,899	356,159
Keio Corp.#	10,000	437,054
Keisei Electric Railway Co., Ltd.	11,500	374,996
Keyence Corp.	8,500	5,140,856
Kikkoman Corp.	12,000	475,755
Kintetsu Group Holdings Co., Ltd.#	16,200	622,681
Kirin Holdings Co., Ltd.	74,900	1,930,808
Kobe Steel, Ltd.†	27,100	299,113
Koito Manufacturing Co., Ltd.	9,800	676,288
Komatsu, Ltd.	79,800	2,895,490
Konami Holdings Corp.	8,800	462,134
Konica Minolta, Inc.	43,100	397,252
Kose Corp.#	2,579	482,215
Kubota Corp.	90,500	1,637,291
Kuraray Co., Ltd.	30,700	534,286
Kurita Water Industries, Ltd.	8,900	272,293
Kyocera Corp.	27,800	1,636,695
Kyowa Hakko Kirin Co., Ltd.	22,000	465,594
Kyushu Electric Power Co., Inc.#	38,300	429,142
Kyushu Financial Group, Inc.	30,200	168,629
Kyushu Railway Co.	13,900	427,497
Lawson, Inc.#	4,200	274,002
LINE Corp.†	3,900	157,018
Lion Corp.	19,200	359,532
LIXIL Group Corp.	23,600	576,150
M3, Inc.	17,300	671,106
Mabuchi Motor Co., Ltd.	4,100	210,295
Makita Corp.	19,200	903,375
Marubeni Corp.	145,000	1,104,808
Marui Group Co., Ltd.#	17,900	342,169
Maruichi Steel Tube, Ltd.#	4,000	125,855
Mazda Motor Corp.	48,300	673,744
McDonald’s Holdings Co. Japan, Ltd.	5,700	253,923
Mebuki Financial Group, Inc.	81,200	325,432
Medipal Holdings Corp.	14,600	298,060
MEIJI Holdings Co., Ltd.	10,500	767,400
MinebeaMitsumi, Inc.	32,500	737,902
MISUMI Group, Inc.	23,700	679,645
Mitsubishi Chemical Holdings Corp.	123,300	1,250,366
Mitsubishi Corp.	130,200	3,652,357
Mitsubishi Electric Corp.	167,000	2,813,745
Mitsubishi Estate Co., Ltd.	107,900	1,884,287
Mitsubishi Gas Chemical Co., Inc.	16,200	401,949
Mitsubishi Heavy Industries, Ltd.	26,900	1,096,692
Mitsubishi Materials Corp.	9,700	302,997
Mitsubishi Motors Corp.#	57,900	457,659
Mitsubishi Tanabe Pharma Corp.	19,800	424,236
Mitsubishi UFJ Financial Group, Inc.	1,023,700	7,229,202
Mitsubishi UFJ Lease & Finance Co., Ltd.#	44,300	280,454
Mitsui & Co., Ltd.	147,600	2,678,176
Mitsui Chemicals, Inc.	16,200	493,728
Mitsui Fudosan Co., Ltd.	78,000	1,864,015
Mitsui OSK Lines, Ltd.	9,599	299,932
Mixi, Inc.#	4,000	161,411
Mizuho Financial Group, Inc.	2,077,900	3,857,476
MS&AD Insurance Group Holdings, Inc.	41,000	1,269,830
Murata Manufacturing Co., Ltd.#	16,400	2,284,997
Nabtesco Corp.	10,100	432,775
Nagoya Railroad Co., Ltd.#	14,400	366,504
NEC Corp.	23,000	698,470
Nexon Co., Ltd.†	16,900	611,140
NGK Insulators, Ltd.	23,100	430,299
NGK Spark Plug Co., Ltd.#	13,700	347,459
NH Foods, Ltd.	14,000	314,285
Nidec Corp.	20,500	3,279,425
Nikon Corp.#	30,200	614,325
Nintendo Co., Ltd.	9,700	4,436,272
Nippon Building Fund, Inc.	121	655,336
Nippon Electric Glass Co., Ltd.	6,700	201,722
Nippon Express Co., Ltd.	7,400	496,143
Nippon Paint Holdings Co., Ltd.#	13,900	504,313
Nippon Prologis REIT, Inc.	156	352,630
Nippon Steel & Sumitomo Metal Corp.	65,800	1,564,351
Nippon Telegraph & Telephone Corp.	59,700	2,764,856
Nippon Yusen KK†	14,100	304,501
Nissan Chemical Industries, Ltd.	10,500	415,731
Nissan Motor Co., Ltd.	201,500	2,114,252
Nisshin Seifun Group, Inc.	18,700	370,000
Nissin Foods Holdings Co., Ltd.#	5,100	348,100
Nitori Holdings Co., Ltd.	6,800	1,139,834
Nitto Denko Corp.	13,900	1,145,069
NOK Corp.	8,300	176,735
Nomura Holdings, Inc.	310,600	1,899,947

Nomura Real Estate Holdings, Inc.	10,900	262,304
Nomura Real Estate Master Fund, Inc.	310	424,367
Nomura Research Institute, Ltd.	11,600	519,965
NSK, Ltd.	33,400	497,471
NTT Data Corp.	54,000	559,498
NTT DOCOMO, Inc.#	118,700	3,035,536
Obayashi Corp.	56,800	641,306
Obic Co., Ltd.	5,600	463,435
Odakyu Electric Railway Co., Ltd.#	25,399	516,787
Oji Holdings Corp.	70,000	457,439
Olympus Corp.	25,100	1,005,425
Omron Corp.#	16,500	970,263
Ono Pharmaceutical Co., Ltd.#	35,900	1,045,224
Oracle Corp. Japan	3,200	247,347
Oriental Land Co., Ltd.	18,700	1,808,514
ORIX Corp.	113,400	2,006,148
Osaka Gas Co., Ltd.#	33,100	653,591
Otsuka Corp.	4,100	378,959
Otsuka Holdings Co., Ltd.	33,700	1,690,636
Panasonic Corp.	189,630	2,952,940
Park24 Co., Ltd.	8,800	211,561
Persol Holdings Co., Ltd.	15,274	389,938
Pola Orbis Holdings, Inc.	7,632	319,871
Rakuten, Inc.	81,800	743,855
Recruit Holdings Co., Ltd.	94,183	2,261,930
Renesas Electronics Corp.†	43,000	492,615
Resona Holdings, Inc.	189,200	1,075,679
Ricoh Co., Ltd.#	58,000	623,016
Rinnai Corp.	3,100	277,859
Rohm Co., Ltd.	8,200	867,317
Ryohin Keikaku Co., Ltd.#	1,914	653,379
Sankyo Co., Ltd.	4,100	147,268
Santen Pharmaceutical Co., Ltd.	32,400	517,569
SBI Holdings, Inc.	17,600	401,813
Secom Co., Ltd.	18,000	1,288,692
Sega Sammy Holdings, Inc.	16,000	231,313
Seibu Holdings, Inc.	19,100	323,508
Seiko Epson Corp.	24,300	464,684
Sekisui Chemical Co., Ltd.	34,000	640,503
Sekisui House, Ltd.	52,500	915,885
Seven & i Holdings Co., Ltd.#	64,400	2,678,036
Seven Bank, Ltd.#	52,800	181,786
Sharp Corp.†#	12,900	447,644
Shimadzu Corp.	21,800	555,689
Shimamura Co., Ltd.	1,700	202,179
Shimano, Inc.	6,400	922,928
Shimizu Corp.	45,600	422,933
Shin-Etsu Chemical Co., Ltd.	33,500	3,514,650
Shinsei Bank, Ltd.	14,400	227,308
Shionogi & Co., Ltd.	26,100	1,358,122
Shiseido Co., Ltd.	31,900	1,917,771
Shizuoka Bank, Ltd.	46,000	463,075
Showa Shell Sekiyu KK	16,500	213,908
SMC Corp.	4,900	2,044,435
SoftBank Group Corp.	71,200	5,874,204
Sohgo Security Services Co., Ltd.#	6,200	290,279
Sompo Holdings, Inc.	29,900	1,151,384
Sony Corp.	109,100	5,495,443
Sony Financial Holdings, Inc.#	15,500	287,848
Stanley Electric Co., Ltd.	12,400	484,265
Start Today Co., Ltd.	16,593	427,538
Subaru Corp.	52,700	1,857,843
SUMCO Corp.	20,204	534,511
Sumitomo Chemical Co., Ltd.	132,000	819,211
Sumitomo Corp.	100,900	1,772,514
Sumitomo Dainippon Pharma Co., Ltd.#	13,900	212,160
Sumitomo Electric Industries, Ltd.	65,200	1,025,348
Sumitomo Heavy Industries, Ltd.	9,600	374,752
Sumitomo Metal Mining Co., Ltd.	20,500	955,585
Sumitomo Mitsui Financial Group, Inc.	115,900	5,025,129
Sumitomo Mitsui Trust Holdings, Inc.	28,400	1,143,869
Sumitomo Realty & Development Co., Ltd.	31,000	1,122,423
Sumitomo Rubber Industries, Ltd.	15,400	294,744
Sundrug Co., Ltd.	6,380	293,613
Suntory Beverage & Food, Ltd.	12,300	570,261
Suruga Bank, Ltd.#	15,000	245,919
Suzuken Co., Ltd.	6,700	272,219
Suzuki Motor Corp.#	29,400	1,680,406
Sysmex Corp.	13,500	1,118,042
T&D Holdings, Inc.	47,100	777,173
Taiheiyo Cement Corp.	10,400	385,931
Taisei Corp.	18,000	912,573
Taisho Pharmaceutical Holdings Co., Ltd.	2,700	245,867
Taiyo Nippon Sanso Corp.#	11,500	168,187
Takashimaya Co., Ltd.#	26,000	263,383
Takeda Pharmaceutical Co., Ltd.	61,300	3,479,585
TDK Corp.	11,300	1,021,123
Teijin, Ltd.	16,400	322,867
Terumo Corp.	27,800	1,503,742
THK Co., Ltd.	9,900	427,134
Tobu Railway Co., Ltd.#	16,900	520,463
Toho Co., Ltd.	9,800	316,278
Toho Gas Co., Ltd.	7,100	207,630
Tohoku Electric Power Co., Inc.	40,700	533,241
Tokio Marine Holdings, Inc.	58,100	2,678,399
Tokyo Electric Power Co. Holdings, Inc.†	129,500	495,531
Tokyo Electron, Ltd.	13,500	2,633,820
Tokyo Gas Co., Ltd.	35,100	879,056
Tokyo Tatemono Co., Ltd.	17,900	277,267
Tokyu Corp.	45,600	728,561
Tokyu Fudosan Holdings Corp.	42,700	314,729
Toppan Printing Co., Ltd.	44,000	376,581
Toray Industries, Inc.	128,400	1,297,069
Toshiba Corp.†	357,000	1,054,270
Tosoh Corp.	25,100	523,793
TOTO, Ltd.	12,100	634,417
Toyo Seikan Group Holdings, Ltd.	14,200	210,857
Toyo Suisan Kaisha, Ltd.	7,000	273,531
Toyoda Gosei Co., Ltd.	5,600	135,182
Toyota Industries Corp.	14,400	902,380
Toyota Motor Corp.	224,300	15,109,819
Toyota Tsusho Corp.	18,700	693,697
Trend Micro, Inc.	10,600	600,289

Tsuruha Holdings, Inc.	3,104	448,016
Unicharm Corp.	34,800	972,739
United Urban Investment Corp.	259	409,420
USS Co., Ltd.	19,799	407,674
West Japan Railway Co.	14,600	1,013,354
Yahoo Japan Corp.#	127,800	590,434
Yakult Honsha Co., Ltd.	7,500	536,576
Yamada Denki Co., Ltd.#	59,300	374,292
Yamaguchi Financial Group, Inc.#	16,000	193,561
Yamaha Corp.#	14,700	649,566
Yamaha Motor Co., Ltd.	23,400	740,436
Yamato Holdings Co., Ltd.#	31,100	775,277
Yamazaki Baking Co., Ltd.	10,500	204,981
Yaskawa Electric Corp.#	22,100	1,022,346
Yokogawa Electric Corp.	18,700	377,816
Yokohama Rubber Co., Ltd.	8,700	213,514

		317,971,282

Jersey - 1.1%

Experian PLC	79,542	1,698,135
Ferguson PLC	22,055	1,553,120
Glencore PLC#	1,049,033	5,524,394
Randgold Resources, Ltd.	7,812	628,141
Shire PLC	77,596	3,314,891
WPP PLC	109,592	2,093,194

		14,811,875

Luxembourg - 0.3%

ArcelorMittal†	57,332	1,952,552
Eurofins Scientific SE	947	532,331
Millicom International Cellular SA SDR	5,889	392,061
RTL Group SA	3,481	305,571
SES SA FDR	31,171	498,423
Tenaris SA#	42,231	729,286

		4,410,224

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	629,900	170,382

Netherlands - 4.2%

ABN AMRO Group NV CVA*	36,116	1,125,365
Aegon NV	151,167	1,047,680
AerCap Holdings NV†	11,911	590,905
Airbus SE	49,610	5,909,972
Akzo Nobel NV	21,757	2,107,431
Altice NV, Class A†	41,160	392,047
ASML Holding NV	33,351	6,515,239
Boskalis Westminster NV	7,750	292,031
CNH Industrial NV	88,171	1,188,030
EXOR NV	8,981	650,870
Ferrari NV	10,613	1,319,765
Fiat Chrysler Automobiles NV†	92,414	1,962,102
Heineken Holding NV	10,314	1,024,898
Heineken NV	22,365	2,325,968
ING Groep NV	334,901	5,871,288
Koninklijke Ahold Delhaize NV	111,449	2,506,718
Koninklijke DSM NV	15,554	1,601,665
Koninklijke KPN NV	295,011	921,086
Koninklijke Philips NV	80,505	3,078,406
Koninklijke Vopak NV#	6,296	296,711
NN Group NV	25,901	1,154,871
NXP Semiconductors NV†	29,897	3,726,960
QIAGEN NV†	18,416	622,358
Randstad Holding NV	10,254	733,239
RELX NV	83,415	1,708,569
STMicroelectronics NV	54,733	1,251,146
Unilever NV CVA	140,635	7,327,495
Wolters Kluwer NV	26,148	1,324,140

		58,576,955

New Zealand - 0.2%

Auckland International Airport, Ltd.	87,262	404,509
Fisher & Paykel Healthcare Corp., Ltd.	48,839	483,250
Fletcher Building, Ltd.	62,477	291,955
Mercury NZ, Ltd.	59,213	134,575
Meridian Energy, Ltd.	109,559	221,671
Ryman Healthcare, Ltd.	33,839	260,002
Spark New Zealand, Ltd.	164,001	395,905

		2,191,867

Norway - 0.6%

DNB ASA	84,364	1,656,071
Gjensidige Forsikring ASA	18,149	331,531
Marine Harvest ASA#	35,612	690,575
Norsk Hydro ASA	120,524	808,472
Orkla ASA	70,523	771,507
Schibsted ASA, Class B	7,831	190,646
Statoil ASA#	97,969	2,223,555
Telenor ASA	66,333	1,490,864
Yara International ASA	16,074	707,213

		8,870,434

Papua New Guinea — 0.0%

Oil Search, Ltd.	118,644	690,283

Portugal - 0.1%

Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	207,026	692,968
Galp Energia SGPS SA	42,912	775,473
Jeronimo Martins SGPS SA	22,353	463,479

		1,931,920

Singapore - 1.2%

Ascendas Real Estate Investment Trust	210,700	420,831
CapitaLand Commercial Trust	178,700	232,831
CapitaLand Mall Trust	216,000	328,568
CapitaLand, Ltd.	228,000	620,407
City Developments, Ltd.	35,900	343,988
ComfortDelGro Corp., Ltd.	181,100	276,360
DBS Group Holdings, Ltd.	153,100	3,290,806
Hutchison Port Holdings Trust	507,600	184,562
Jardine Cycle & Carriage, Ltd.	9,200	256,673
Keppel Corp., Ltd.	127,600	764,987
Oversea-Chinese Banking Corp., Ltd.	269,500	2,632,089
SATS, Ltd.	56,300	220,594
Sembcorp Industries, Ltd.	86,400	207,510
Singapore Airlines, Ltd.	48,700	405,611
Singapore Exchange, Ltd.	69,600	395,763
Singapore Press Holdings, Ltd.#	142,800	278,878

Singapore Technologies Engineering, Ltd.	138,000	353,156
Singapore Telecommunications, Ltd.	701,400	1,784,625
StarHub, Ltd.#	52,800	99,206
Suntec Real Estate Investment Trust	200,400	297,232
United Overseas Bank, Ltd.	111,600	2,335,430
UOL Group, Ltd.	39,600	253,137
Wilmar International, Ltd.	140,400	340,344
Yangzijiang Shipbuilding Holdings, Ltd.	169,200	190,766

		16,514,354

Spain - 2.9%

Abertis Infraestructuras SA	59,632	1,425,089
ACS Actividades de Construccion y Servicios SA	20,223	693,857
Aena SME SA*	5,970	1,214,268
Amadeus IT Group SA	38,264	2,808,378
Banco Bilbao Vizcaya Argentaria SA	572,774	4,784,533
Banco de Sabadell SA	461,330	964,142
Banco Santander SA	1,382,200	9,479,828
Bankia SA#	87,009	414,239
Bankinter SA	60,021	660,191
CaixaBank SA	308,011	1,496,548
Enagas SA	19,486	507,023
Endesa SA	27,796	582,600
Ferrovial SA	41,974	903,997
Gas Natural SDG SA	31,192	712,890
Grifols SA	26,744	731,727
Iberdrola SA	505,605	3,722,918
Industria de Diseno Textil SA	94,264	2,852,693
International Consolidated Airlines Group SA	54,895	462,076
Mapfre SA	82,850	278,179
Red Electrica Corp. SA	38,638	750,894
Repsol SA	106,749	1,902,113
Siemens Gamesa Renewable Energy SA#	20,517	325,594
Telefonica SA	387,604	3,772,142

		41,445,919

SupraNational - 0.0%

HK Electric Investments & HK Electric Investments, Ltd.#*	216,769	203,120
HKT Trust & HKT, Ltd.	319,000	405,462

		608,582

Sweden - 2.5%

Alfa Laval AB	25,170	605,157
Arjo AB, Class B†	17,905	56,214
Assa Abloy AB, Class B	86,683	1,930,922
Atlas Copco AB, Class A	57,893	2,465,572
Atlas Copco AB, Class B	34,810	1,318,645
Boliden AB	24,395	864,639
Electrolux AB, Series B	21,626	710,160
Essity AB, Class B†	52,841	1,445,952
Getinge AB, Class B	17,905	225,028
Hennes & Mauritz AB, Class B	83,121	1,375,368
Hexagon AB, Class B	22,849	1,331,651
Husqvarna AB, Class B	36,460	389,058
ICA Gruppen AB	6,868	244,874
Industrivarden AB, Class C	14,317	341,865
Investor AB, Class B	39,679	1,783,892
Kinnevik AB, Class B	21,025	766,482
L E Lundbergforetagen AB	3,086	230,077
Lundin Petroleum AB†	16,054	375,044
Nordea Bank AB	262,793	2,983,671
Sandvik AB	97,081	1,798,528
Securitas AB, Class B	28,056	481,250
Skandinaviska Enskilda Banken AB, Class A	130,991	1,539,599
Skanska AB, Class B	29,272	581,383
SKF AB, Class B	32,673	683,908
Svenska Handelsbanken AB, Class A	129,082	1,771,017
Swedbank AB, Class A	78,926	1,980,658
Swedish Match AB	15,412	653,049
Tele2 AB, Class B	28,579	338,034
Telefonaktiebolaget LM Ericsson, Class B	265,671	1,776,210
Telia Co AB	229,442	1,083,846
Volvo AB, Class B	135,410	2,549,471

		34,681,224

Switzerland - 7.3%

ABB, Ltd.	158,068	3,827,937
Adecco Group AG	14,490	1,167,897
Baloise Holding AG	4,243	666,617
Barry Callebaut AG	197	387,443
Chocoladefabriken Lindt & Spruengli AG	10	721,467
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	87	520,744
Cie Financiere Richemont SA	44,712	3,936,320
Clariant AG	19,729	492,081
Coca-Cola HBC AG	15,621	511,134
Credit Suisse Group AG	209,225	3,840,772
Dufry AG†	3,018	432,574
EMS-Chemie Holding AG	739	473,432
Geberit AG	3,176	1,438,037
Givaudan SA	815	1,858,866
Julius Baer Group, Ltd.	19,317	1,249,212
Kuehne & Nagel International AG	4,873	793,481
LafargeHolcim, Ltd.	39,286	2,288,498
Lonza Group AG	6,357	1,616,885
Nestle SA	267,448	21,288,901
Novartis AG	191,013	15,981,569
Pargesa Holding SA	2,757	244,230
Partners Group Holding AG	1,488	1,073,671
Roche Holding AG	60,295	13,980,520
Schindler Holding AG (AQXE)	1,916	433,892
Schindler Holding AG (Participation Certificate)	3,440	805,852
SGS SA	474	1,206,046
Sika AG	185	1,521,179
Sonova Holding AG	4,591	720,208
Straumann Holding AG	818	549,094
Swatch Group AG	2,655	1,122,097

Swatch Group AG (TRQX)	4,452	356,055
Swiss Life Holding AG	2,866	1,039,452
Swiss Prime Site AG	5,850	544,826
Swiss Re AG	27,104	2,767,045
Swisscom AG	2,262	1,221,221
UBS Group AG	316,286	5,996,574
Vifor Pharma AG	4,215	593,217
Zurich Insurance Group AG	13,025	4,297,116

		101,966,162

United Kingdom - 14.5%

3i Group PLC	83,463	1,075,080
Admiral Group PLC	18,161	459,841
Anglo American PLC#	115,011	2,791,488
Antofagasta PLC	35,163	418,044
Ashtead Group PLC#	42,799	1,234,069
Associated British Foods PLC	31,019	1,118,929
AstraZeneca PLC	109,160	7,149,465
Auto Trader Group PLC*	86,570	433,962
Aviva PLC	347,846	2,405,142
Babcock International Group PLC#	22,156	198,209
BAE Systems PLC	274,689	2,175,927
Barclays PLC	1,454,717	4,269,469
Barratt Developments PLC	87,592	648,564
Berkeley Group Holdings PLC	11,202	591,464
BHP Billiton PLC	184,078	3,755,446
BP PLC	1,688,117	10,950,398
British American Tobacco PLC	196,807	11,559,110
British Land Co. PLC	85,679	736,602
BT Group PLC	724,373	2,387,181
Bunzl PLC	30,099	808,398
Burberry Group PLC	36,971	777,970
Capita PLC	59,319	142,990
Carnival PLC	16,735	1,104,222
Centrica PLC	468,325	920,072
Cobham PLC†#	206,348	320,149
Coca-Cola European Partners PLC	18,399	699,530
Compass Group PLC	137,018	2,914,140
ConvaTec Group PLC#*	117,763	332,543
Croda International PLC	11,280	714,244
Diageo PLC	217,168	7,360,280
Direct Line Insurance Group PLC	122,216	641,736
easyJet PLC	14,520	333,685
Fresnillo PLC#	19,415	325,476
G4S PLC	136,683	490,508
GKN PLC	149,120	896,788
GlaxoSmithKline PLC	423,063	7,595,084
Hammerson PLC	69,313	424,238
Hargreaves Lansdown PLC	21,429	505,710
HSBC Holdings PLC	1,726,481	16,996,257
IMI PLC	24,413	409,612
Imperial Brands PLC	82,255	2,951,421
InterContinental Hotels Group PLC	15,349	992,789
Intertek Group PLC	14,600	985,286
Investec PLC	56,442	490,113
ITV PLC	314,144	688,422
J Sainsbury PLC#	139,226	494,104
John Wood Group PLC#	58,171	489,637
Johnson Matthey PLC	16,783	719,669
Kingfisher PLC	190,968	939,901
Land Securities Group PLC	65,798	834,917
Legal & General Group PLC	514,887	1,850,559
Lloyds Banking Group PLC	6,162,617	5,822,066
London Stock Exchange Group PLC	27,572	1,525,706
Marks & Spencer Group PLC#	144,358	585,011
Mediclinic International PLC#	31,976	259,825
Meggitt PLC	70,892	440,521
Merlin Entertainments PLC*	57,170	266,685
Micro Focus International PLC#	37,812	1,069,761
Mondi PLC	32,363	841,688
National Grid PLC	297,555	3,019,227
Next PLC	12,467	831,293
Old Mutual PLC	434,547	1,521,990
Pearson PLC	73,394	736,726
Persimmon PLC	27,145	966,784
Prudential PLC	222,497	5,568,012
Reckitt Benckiser Group PLC	57,252	4,539,121
RELX PLC	92,728	1,905,022
Rio Tinto PLC	105,945	5,674,863
Rolls-Royce Holdings PLC	142,883	1,639,586
Royal Bank of Scotland Group PLC†	303,869	1,110,482
Royal Dutch Shell PLC, Class A	387,013	12,217,334
Royal Dutch Shell PLC, Class B	322,909	10,240,661
Royal Mail PLC	79,007	608,240
RSA Insurance Group PLC	90,305	783,368
Sage Group PLC	95,258	904,889
Schroders PLC	11,277	532,337
Segro PLC	85,241	667,147
Severn Trent PLC	21,210	497,207
Sky PLC	91,579	1,697,371
Smith & Nephew PLC	77,956	1,354,187
Smiths Group PLC	35,603	780,429
SSE PLC	87,200	1,464,556
St James’s Place PLC	45,882	725,116
Standard Chartered PLC†	285,813	3,180,814
Standard Life Aberdeen PLC	232,721	1,172,785
Taylor Wimpey PLC	287,464	731,633
Tesco PLC	704,189	2,038,104
Travis Perkins PLC	22,495	397,438
Unilever PLC	108,326	5,538,708
United Utilities Group PLC	60,120	550,151
Vodafone Group PLC	2,296,997	6,431,149
Weir Group PLC#	19,272	536,609
Whitbread PLC	15,819	842,744
WM Morrison Supermarkets PLC	187,531	580,137

		203,306,323

United States - 0.1%

Worldpay, Inc., Class A†	11,612	929,120

Total Common Stocks (cost $1,147,156,283)		1,290,081,960

EXCHANGE-TRADED FUNDS - 2.5%
United States - 2.5%

iShares MSCI EAFE ETF (cost $35,335,813)	503,500	35,380,945

RIGHTS - 0.0%
Australia - 0.0%

APA Group† Expires 03/14/2018	5,768	1,008
Woodside Petroleum, Ltd.† Expires 03/07/2018	8,033	13,415

Total Rights (cost $0)		14,423

Total Long-Term Investment Securities (cost $1,182,492,096)		1,325,477,328

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Registered Investment Companies - 2.7%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)	38,381,571	38,381,571

U.S. Government Treasuries - 2.7%

United States Treasury Bills 1.27% due 03/01/2018(5)	$4,000,000	4,000,000
1.30% due 03/15/2018(5)	30,500,000	30,484,595
1.47% due 05/24/2018(5)	2,000,000	1,992,545

		36,477,140

Total Short-Term Investment Securities (cost $74,859,321)		74,858,711

REPURCHASE AGREEMENTS - 2.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount $37,979,211 collateralized by $39,905,000 of U.S. Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $38,741,211 (cost $37,979,000)	37,979,000	37,979,000

TOTAL INVESTMENTS — (cost $1,295,330,417)	102.4%	1,438,315,039
Liabilities in excess of other assets	(2.4)	(33,371,522)

NET ASSETS —	100.0%	$1,404,943,517

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $8,522,802 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $193 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 1).
(3)	At February 28, 2018, the Fund had loaned securities with a total value of $48,369,306. This was secured by collateral of $38,381,571, which was received in cash and subsequently invested in short-term investments currently valued at $38,381,571 as reported in the Portfolio of Investments. Additional collateral of $12,607,095 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	07/15/2042 to 06/15/2044	$192,395
Federal National Mtg. Assoc.	3.50% to 4.00%	11/25/2039 to 11/01/2046	65,958
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2044 to 04/16/2059	937,257
United States Treasury Bills	0.00%	03/15/2018 to 11/08/2018	760,963
United States Treasury Notes/Bonds	zero coupon to 5.00%	03/31/2018 to 05/15/2047	10,650,522

(4) The rate shown is the 7-day yield as of February 28, 2018.
(5) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR - American Depositary Receipt
AQXE - Aquis Exchange
CDI - Chess Depositary Interest
CVA - Certification Van Aandelen (Dutch Cert.)
ETF - Exchange-Traded Funds
FDR - Fiduciary Depositary Receipt
FWB - Frankfurter Wertpapierborse (Frankfurt Stock Exchange)
ISE - Irish Stock Exchange
LSE - London Stock Exchange
RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR - Swedish Depositary Receipt
TRQX - Turquoise Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
770	Long	mini MSCI EAFE Index	March 2018	$80,514,848	$78,405,250	($2,109,598)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	6.4%
Diversified Banking Institutions	6.4
Banks-Commercial	6.0
Oil Companies-Integrated	3.9
Auto-Cars/Light Trucks	3.4
Registered Investment Companies	2.7
Repurchase Agreements	2.7
U.S. Government Treasuries	2.7
Exchange-Traded Funds	2.5
Telephone-Integrated	2.3
Insurance-Life/Health	2.2
Food-Misc./Diversified	2.1
Chemicals-Diversified	2.1
Insurance-Multi-line	1.9
Cosmetics & Toiletries	1.8
Electric-Integrated	1.6
Real Estate Investment Trusts	1.4
Tobacco	1.3
Metal-Diversified	1.2
Real Estate Operations & Development	1.1
Machinery-Electrical	1.1
Diversified Minerals	1.1
Food-Retail	1.0
Brewery	1.0
Electronic Components-Misc.	1.0
Import/Export	1.0
Transport-Rail	0.9
Diversified Manufacturing Operations	0.9
Beverages-Wine/Spirits	0.8
Cellular Telecom	0.8
Auto/Truck Parts & Equipment-Original	0.8
Chemicals-Specialty	0.8
Finance-Other Services	0.8
Enterprise Software/Service	0.7
Medical-Biomedical/Gene	0.7
Semiconductor Equipment	0.7
Insurance-Property/Casualty	0.7
Gas-Distribution	0.7
Aerospace/Defense-Equipment	0.6
Audio/Video Products	0.6
Industrial Gases	0.6
Rubber-Tires	0.6
Transport-Services	0.6
Commercial Services	0.6
Building & Construction Products-Misc.	0.6
Insurance-Reinsurance	0.6
Steel-Producers	0.6
Computer Services	0.6
Building & Construction-Misc.	0.6
Retail-Apparel/Shoe	0.5
Diversified Operations	0.5
Soap & Cleaning Preparation	0.5
Building-Heavy Construction	0.5
Textile-Apparel	0.5
Machinery-Construction & Mining	0.5
Building Products-Cement	0.5
Building-Residential/Commercial	0.5
Retail-Jewelry	0.5
Medical Products	0.5
Electronic Components-Semiconductors	0.5
Real Estate Management/Services	0.4
Machinery-General Industrial	0.4
Electric-Generation	0.4
Aerospace/Defense	0.4
Electronic Measurement Instruments	0.4
Apparel Manufacturers	0.4
Industrial Automated/Robotic	0.4
Office Automation & Equipment	0.4
Toys	0.4
Human Resources	0.4
Food-Dairy Products	0.4
Casino Hotels	0.3
Investment Management/Advisor Services	0.3
Dialysis Centers	0.3
Public Thoroughfares	0.3
Investment Companies	0.3
Oil Refining & Marketing	0.3
Oil Companies-Exploration & Production	0.3
Semiconductor Components-Integrated Circuits	0.3
Power Converter/Supply Equipment	0.3
Athletic Footwear	0.3
Food-Catering	0.3
Paper & Related Products	0.3
Auto-Heavy Duty Trucks	0.3
Hotels/Motels	0.3
Multimedia	0.3
Medical Instruments	0.3
Telecom Services	0.2
Distribution/Wholesale	0.2
Airport Development/Maintenance	0.2
Machinery-Farming	0.2
Machine Tools & Related Products	0.2
Wireless Equipment	0.2
Finance-Investment Banker/Broker	0.2
Transactional Software	0.2
Building Products-Air & Heating	0.2
Airlines	0.2
Commercial Services-Finance	0.2
Beverages-Non-alcoholic	0.2
Advertising Services	0.2
Optical Supplies	0.2
Finance-Leasing Companies	0.2
Photo Equipment & Supplies	0.2
Advertising Agencies	0.2
Web Portals/ISP	0.2
Television	0.2
Gold Mining	0.2
Retail-Discount	0.2
Electric-Transmission	0.2
Electric Products-Misc.	0.1
Security Services	0.1
Water	0.1
Cable/Satellite TV	0.1
Resorts/Theme Parks	0.1
Transport-Marine	0.1
Electronic Security Devices	0.1
Gambling (Non-Hotel)	0.1
Entertainment Software	0.1
Rental Auto/Equipment	0.1
Networking Products	0.1
Electric-Distribution	0.1
Energy-Alternate Sources	0.1
Publishing-Periodicals	0.1
Food-Confectionery	0.1
Diagnostic Equipment	0.1
Appliances	0.1
Medical-Generic Drugs	0.1
Private Equity	0.1
Computer Aided Design	0.1
Retail-Misc./Diversified	0.1
Internet Content-Information/News	0.1
Casino Services	0.1
Food-Meat Products	0.1
Metal-Aluminum	0.1
Metal Processors & Fabrication	0.1

E-Commerce/Products	0.1
Computer Data Security	0.1
Agricultural Chemicals	0.1
Retail-Home Furnishings	0.1
Cruise Lines	0.1
Containers-Paper/Plastic	0.1
Machinery-Material Handling	0.1
Travel Services	0.1
Computers-Memory Devices	0.1
Diversified Operations/Commercial Services	0.1
Electronics-Military	0.1
Retail-Building Products	0.1
Bicycle Manufacturing	0.1
Applications Software	0.1
Tools-Hand Held	0.1
Retail-Vision Service Center	0.1
Gas-Transportation	0.1
Steel Pipe & Tube	0.1
Retail-Convenience Store	0.1
Motorcycle/Motor Scooter	0.1
Building Products-Doors & Windows	0.1
Metal Products-Distribution	0.1
Lighting Products & Systems	0.1
MRI/Medical Diagnostic Imaging	0.1
Leisure Products	0.1
Consulting Services	0.1
Filtration/Separation Products	0.1
Internet Security	0.1
Respiratory Products	0.1

102.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$86,566,190	**	$193	$86,566,383
Portugal	—	1,931,920	**	0	1,931,920
Other Countries	9,169,084	1,192,414,573	**	—	1,201,583,657
Exchange-Traded Funds	35,380,945	—		—	35,380,945
Rights	14,423	—		—	14,423
Short-Term Investment Securities:
Registered Investment Companies	38,381,571	—		—	38,381,571
U.S. Government Treasuries	—	36,477,140		—	36,477,140
Repurchase Agreements	—	37,979,000		—	37,979,000

Total Investments at Value	$82,946,023	$1,355,368,823		$193	$1,438,315,039

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,109,598	$—		$—	$2,109,598

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,250,271,975 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018

Security Description	Principal Amount/ Shares(5)	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 5.5%
Argentina - 0.4%

Capex SA Senior Notes 6.88% due 05/15/2024	290,000	294,698
Genneia SA Senior Notes 8.75% due 01/20/2022	280,000	302,235
YPF SA Senior Notes 6.95% due 07/21/2027	290,000	292,088

		889,021

Bermuda - 0.4%

China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022	290,000	299,563
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020	300,000	281,250
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024	290,000	291,343

		872,156

British Virgin Islands - 0.7%

State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*	1,200,000	1,175,312
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*#	200,000	204,759

		1,380,071

Cayman Islands - 0.3%

Future Land Development Holdings, Ltd. Senior Sec. Notes 5.00% due 02/16/2020	300,000	296,039
Gol Finance, Inc. Company Guar. Notes 7.00% due 01/31/2025*	310,000	305,350

		601,389

Chile - 0.5%

Codelco, Inc. Senior Notes 3.63% due 08/01/2027	400,000	386,444
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*	400,000	386,656
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026	310,000	299,658

		1,072,758

China - 0.1%

Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024	220,000	228,811

Indonesia - 0.4%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	330,321
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	396,000

		726,321

Luxembourg - 0.3%

Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025	290,000	304,862
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024	280,000	300,132

		604,994

Mexico - 0.9%

Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*	200,000	202,250
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*	450,000	457,042
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027	290,000	294,539
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	520,000	528,772
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023	290,000	295,800

		1,778,403

Netherlands - 0.4%

CIMPOR Financial Operations BV Company Guar. Notes 5.75% due 07/17/2024	310,000	297,600
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*	200,000	218,646
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028	300,000	295,500

		811,746

Nigeria - 0.3%

Fidelity Bank PLC Senior Notes 10.50% due 10/16/2022	290,000	301,867

Zenith Bank PLC Senior Notes 7.38% due 05/30/2022		290,000	302,745

			604,612

Peru - 0.1%

Banco Internacional del Peru SAA Interbank Notes 3.38% due 01/18/2023*		270,548	262,769

Singapore - 0.1%

Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		310,000	304,750

Turkey - 0.3%

Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	300,602
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		310,000	312,467

			613,069

United Kingdom - 0.3%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		300,000	304,125
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		300,000	301,698

			605,823

Total Foreign Corporate Bonds & Notes
(cost $11,539,260)			11,356,693

FOREIGN GOVERNMENT OBLIGATIONS - 71.1%
Argentina - 1.9%

Republic of Argentina Senior Notes 2.50% due 12/31/2038(1)		1,400,000	931,000
Republic of Argentina Senior Notes 4.63% due 01/11/2023		730,000	700,077
Republic of Argentina Senior Notes 5.63% due 01/26/2022		80,000	81,480
Republic of Argentina Senior Notes 5.88% due 01/11/2028		220,000	205,590
Republic of Argentina Senior Notes 6.88% due 04/22/2021		300,000	317,550
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		1,000,000	915,000
Republic of Argentina Senior Notes 7.63% due 04/22/2046		300,000	297,600
Republic of Argentina Senior Notes 8.28% due 12/31/2033		420,611	460,149

			3,908,446

Australia - 1.2%

Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	1,700,000	1,308,809
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,400,000	1,130,308

			2,439,117

Austria - 0.9%

Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,835,402

Azerbaijan - 0.7%

Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		1,500,000	1,518,750

Belgium - 0.9%

Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,877,361

Brazil - 1.3%

Federative Republic of Brazil Senior Notes 4.63% due 01/13/2028#		600,000	590,400
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		600,000	535,500
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		370,000	356,684
Federative Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	2,000,000	606,609
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,000,000	658,314

			2,747,507

Canada - 0.5%

Government of Canada Bonds 5.75% due 06/01/2033	CAD	1,000,000	1,117,924

Chile - 0.5%

Republic of Chile Senior Notes 2.25% due 10/30/2022		630,000	603,225
Republic of Chile Senior Notes 3.24% due 02/06/2028		500,000	483,250

			1,086,475

Colombia - 1.5%

Republic of Colombia Senior Notes 3.88% due 04/25/2027		600,000	584,400
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	398,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		1,100,000	1,404,150
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	1,500,000,000	651,359

			3,037,909

Dominican Republic - 1.6%

Dominican Republic Senior Bonds 5.50% due 01/27/2025		700,000	721,875
Dominican Republic Senior Bonds 5.88% due 04/18/2024		1,000,000	1,055,240
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	575,000
Dominican Republic Senior Notes 7.50% due 05/06/2021		600,000	646,800
Dominican Republic Senior Bonds 8.63% due 04/20/2027		300,000	360,750

			3,359,665

Ecuador - 1.3%

Republic of Ecuador Senior Notes 7.88% due 01/23/2028*		1,400,000	1,400,000
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		700,000	770,490
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		500,000	565,000

			2,735,490

Egypt - 0.8%

Government of Egypt Senior Notes 5.58% due 02/21/2023*		390,000	396,603
Government of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	657,031
Government of Egypt Senior Notes 8.50% due 01/31/2047		535,000	598,953

			1,652,587

El Salvador - 0.1%

Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*		250,000	283,125

France - 4.9%

Government of France Bonds 0.50% due 05/25/2025	EUR	2,000,000	2,441,801
Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	863,598
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	699,412
Government of France Bonds 4.25% due 10/25/2023	EUR	2,400,000	3,596,325
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	814,238
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,723,353

			10,138,727

Germany - 5.6%

Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,900,000	3,559,504
Federal Republic of Germany Bonds 1.00% due 08/15/2025#	EUR	700,000	894,514
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	1,000,000	1,202,574
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,068,037
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	610,000	1,116,535
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	669,369
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,436,342
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,502,954

			11,449,829

Guatemala - 0.7%

Republic of Guatemala Senior Notes 4.38% due 06/05/2027*		360,000	350,100
Republic of Guatemala Senior Notes 4.38% due 06/05/2027		600,000	583,500

Republic of Guatemala Senior Notes 5.75% due 06/06/2022		400,000	420,808

			1,354,408

Honduras - 0.4%

Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	881,136

Hungary - 0.3%

Hungary Bonds 1.75% due 10/26/2022	HUF	150,000,000	590,934

Indonesia - 1.2%

Republic of Indonesia Senior Notes 2.95% due 01/11/2023		810,000	782,064
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	552,951
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		700,000	770,733
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		300,000	363,033

			2,468,781

Ireland - 0.5%

Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	750,000	958,327

Italy - 5.3%

Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	833,924
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	1,100,000	1,337,435
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	722,124
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	804,661
Republic of Italy Bonds 3.75% due 08/01/2021	EUR	1,000,000	1,360,222
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	800,000	1,060,776
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,087,771
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	1,000,000	1,635,813
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,031,458
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	931,675

			10,805,859

Ivory Coast - 0.6%

Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,200,000	1,158,000

Jamaica - 0.1%

Government of Jamaica Senior Notes 7.63% due 07/09/2025		230,000	268,518

Japan - 13.8%

Government of Japan Senior Bonds 0.10% due 06/20/2027	JPY	330,000,000	3,111,610
Government of Japan Senior Notes 0.10% due 12/20/2027	JPY	200,000,000	1,883,762
Government of Japan Senior Bonds 0.40% due 06/20/2025	JPY	120,000,000	1,161,378
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,472,965
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	2,001,562
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,784,510
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,272,468
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,944,627
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	200,000,000	2,115,544
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,122,836
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	601,730
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,438,167
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,025,521
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,213,506

Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	674,860
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,469,886
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	697,888
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	433,561
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	230,000,000	2,847,434

			28,273,815

Jordan - 0.9%

Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		700,000	694,806
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		550,000	545,919
Kingdom of Jordan Senior Notes 6.13% due 01/29/2026		500,000	512,500

			1,753,225

Kazakhstan - 1.0%

Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025		1,050,000	1,148,345
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		770,000	944,655

			2,093,000

Lebanon - 0.8%

Republic of Lebanon Senior Notes 6.60% due 11/27/2026		300,000	281,250
Republic of Lebanon Senior Notes 6.85% due 03/23/2027		580,000	546,650
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		760,000	788,795

			1,616,695

Malaysia - 0.5%

Malaysia Senior Notes 3.80% due 09/30/2022	MYR	4,000,000	1,022,200

Mexico - 2.0%

United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	509,500
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	219,670
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	634,200
United Mexican States Bonds 6.50% due 06/10/2021	MXN	30,000,000	1,542,472
United Mexican States Bonds 7.50% due 06/03/2027	MXN	10,000,000	525,160
United Mexican States Bonds 7.75% due 11/13/2042	MXN	15,000,000	783,792

			4,214,794

Morocco - 0.3%

Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		640,000	656,020

Netherlands - 1.2%

Government of Netherlands Bonds 0.25% due 07/15/2025*	EUR	1,100,000	1,322,417
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	900,000	1,194,423

			2,516,840

Nigeria - 0.4%

Republic of Nigeria Senior Notes 6.50% due 11/28/2027*		510,000	515,651
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		260,000	266,890

			782,541

Panama - 0.3%

Republic of Panama Senior Notes 5.20% due 01/30/2020#		650,000	679,250

Paraguay - 0.3%

Republic of Paraguay Senior Notes 4.63% due 01/25/2023		600,000	615,000

Peru - 0.2%

Republic of Peru Senior Notes 5.63% due 11/18/2050		270,000	322,650

Philippines - 0.3%

Republic of the Philippines Senior Notes 3.00% due 02/01/2028		630,000	591,367

Poland - 1.2%

Republic of Poland Senior Notes 3.00% due 03/17/2023		1,000,000	988,560
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	3,000,000	933,857
Republic of Poland Senior Notes 5.13% due 04/21/2021		550,000	584,733

			2,507,150

Romania - 0.6%

Government of Romania Senior Notes 6.13% due 01/22/2044		550,000	664,125
Government of Romania Senior Notes 6.75% due 02/07/2022		500,000	558,000

			1,222,125

Serbia - 0.1%

Republic of Serbia Notes 5.88% due 12/03/2018		250,000	255,250

South Africa - 1.1%

Republic of South Africa Senior Notes 4.67% due 01/17/2024		200,000	202,220
Republic of South Africa Senior Notes 5.65% due 09/27/2047		200,000	197,020
Republic of South Africa Senior Notes 5.88% due 05/30/2022		500,000	538,755
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	8,000,000	649,498
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	7,000,000	680,428

			2,267,921

Spain - 3.7%

Kingdom of Spain Bonds 2.35% due 07/30/2033*	EUR	900,000	1,140,895
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,368,243
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	1,400,000	1,825,053
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	750,000	1,107,137
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	2,145,880

			7,587,208

Sri Lanka - 1.1%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	305,669
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		550,000	570,735
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		1,240,000	1,289,838

			2,166,242

Turkey - 1.6%

Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		800,000	769,938
Republic of Turkey Senior Notes 5.75% due 05/11/2047		340,000	307,285
Republic of Turkey Senior Notes 6.63% due 02/17/2045		1,050,000	1,062,697
Republic of Turkey Senior Notes 6.75% due 05/30/2040		100,000	103,945
Republic of Turkey Senior Notes 8.00% due 02/14/2034		400,000	468,000
Republic of Turkey Bonds 10.40% due 03/20/2024	TRY	2,400,000	598,822

			3,310,687

Ukraine - 0.7%

Government of Ukraine Senior Notes 7.38% due 09/25/2032*#		750,000	727,667
Government of Ukraine Senior Notes 7.75% due 09/01/2023		600,000	628,495

			1,356,162

United Kingdom - 4.6%

United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	600,000	807,869
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	500,000	701,280
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2047	GBP	1,000,000	1,252,529

United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	437,478
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	698,177
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	676,803
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	411,302
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2027	GBP	1,000,000	1,718,583
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	1,000,000	1,881,301
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	886,402

			9,471,724

Uruguay - 0.9%

Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		850,000	876,308
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	519,250
Oriental Republic of Uruguay Senior Notes 9.88% due 06/20/2022*	UYU	10,000,000	360,639

			1,756,197

Venezuela - 0.3%

Republic of Venezuela Senior Notes 8.25% due 10/13/2024†(2)		1,440,000	385,200
Republic of Venezuela Senior Notes 9.25% due 05/07/2028†(2)		600,000	160,500

			545,700

Vietnam - 0.4%

Socialist Republic of Vietnam Senior Notes 4.80% due 11/19/2024		900,000	923,603

Total Foreign Government Obligations
(cost $143,622,024)			146,181,643

U.S. CORPORATE BONDS & NOTES - 0.3%
United States - 0.3%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*		410,000	419,553
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		290,000	296,757

Total U.S. Corporate Bonds & Notes
(cost $712,231)			716,310

U.S. GOVERNMENT TREASURIES - 19.9%
United States - 19.9%

United States Treasury Bonds
2.88% due 08/15/2045		1,000,000	953,242
3.00% due 05/15/2042		1,720,000	1,691,244
3.75% due 11/15/2043		500,000	555,781
United States Treasury Notes
1.50% due 10/31/2019		2,000,000	1,976,328
1.50% due 08/15/2026		2,000,000	1,794,687
1.75% due 09/30/2019		3,000,000	2,978,203
1.75% due 12/31/2020		2,000,000	1,963,984
1.75% due 01/31/2023		1,000,000	958,633
1.75% due 05/15/2023		1,500,000	1,432,324
1.88% due 11/30/2021		2,000,000	1,952,891
1.88% due 10/31/2022		2,000,000	1,933,594
2.00% due 01/15/2021		2,000,000	1,977,109
2.00% due 10/31/2022		1,500,000	1,457,871
2.00% due 05/31/2024		2,000,000	1,912,266
2.00% due 02/15/2025#		1,000,000	948,711
2.00% due 08/15/2025		1,000,000	944,531
2.25% due 11/15/2025		2,000,000	1,918,516
2.25% due 11/15/2027		1,500,000	1,419,141
2.38% due 08/15/2024#		2,050,000	2,001,072
2.50% due 05/15/2024		3,000,000	2,955,937
2.63% due 11/15/2020		600,000	603,727
2.75% due 11/15/2023		2,000,000	2,003,594
2.75% due 02/15/2024		1,200,000	1,200,703
3.38% due 11/15/2019		1,800,000	1,834,031
3.63% due 02/15/2021		1,400,000	1,447,688

Total U.S. Government Treasuries
(cost $42,230,469)			40,815,808

Total Long-Term Investment Securities
(cost $198,103,984)			199,070,454

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 3.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(4)		3,756,098	3,756,098
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)		2,994,460	2,994,460

Total Short-Term Investment Securities
(cost $6,750,558)			6,750,558

TOTAL INVESTMENTS —
(cost $204,854,542)	100.1%	205,821,012
Liabilities in excess of other assets	(0.1)	(242,718)

NET ASSETS —	100.0%	$205,578,294

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $26,101,020 representing 12.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2018.
(2)	Security in default
(3)	At February 28, 2018, the Fund had loaned securities with a total value of $6,081,387. This was secured by collateral of $2,994,460, which was received in cash and subsequently invested in short-term investments currently valued at $2,994,460 as reported in the Portfolio of Investments. Additional collateral of $3,303,256 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	1.92% to 8.00%	04/01/2018 to 02/01/2048	$ 664,274
Federal National Mtg. Assoc.	zero coupon to 8.50%	03/01/2018 to 02/01/2057	1,147,305
Government National Mtg. Assoc.	2.00% to 9.00%	04/15/2018 to 10/20/2066	874,375
United States Treasury Bills	0.00%	08/16/2018 to 08/16/2018	133,398
United States Treasury Notes/Bonds	0.13% to 5.00%	04/15/2018 to 02/15/2048	483,904

(4)	The rate shown is the 7-day yield as of February 28, 2018.
(5)	Denominated in United States dollars unless otherwise indicated.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

EUR - Euro Currency

GBP - British Pound

HUF - Hungarian Forint

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgt

PLN - Polish Zloty

TRY - Turkish Lira

UYU - Uruguayan Peso

ZAR - South African Rand

Industry Allocation*
Sovereign	70.7%
United States Treasury Notes	18.3
Registered Investment Companies	3.3
United States Treasury Bonds	1.6
Oil Companies-Integrated	0.7
Banks-Commercial	0.7
Electric-Distribution	0.7
Oil Companies-Exploration & Production	0.4
Cellular Telecom	0.4
Banks-Export/Import	0.4
Diversified Operations	0.3
Platinum	0.3
Electric-Generation	0.3
Transport-Marine	0.2
Non-Ferrous Metals	0.2
Airlines	0.2
Diamonds/Precious Stones	0.2
Gas-Distribution	0.2
Building Products-Cement	0.2
Finance-Commercial	0.2
Metal-Diversified	0.1
Chemicals-Diversified	0.1
Transport-Services	0.1
Oil Refining & Marketing	0.1
Real Estate Operations & Development	0.1
Electric-Integrated	0.1

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$11,356,693	$—	$11,356,693
Foreign Government Obligations	—	146,181,643	—	146,181,643
U.S. Corporate Bonds & Notes	—	716,310	—	716,310
U.S. Government Treasuries	—	40,815,808	—	40,815,808
Short-Term Investment Securities	6,750,558	—	—	6,750,558

Total Investments at Value	$6,750,558	$199,070,454	$—	$205,821,012

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 98.0%
Australia - 3.1%

Amcor, Ltd.	255,135	$2,743,323
Brambles, Ltd.	277,468	2,060,603
CSL, Ltd.	41,385	5,203,569
Orica, Ltd.	34,717	500,337
Treasury Wine Estates, Ltd.	288,610	3,897,578

		14,405,410

Austria - 0.8%

Erste Group Bank AG	69,902	3,550,218

Belgium - 1.3%

KBC Group NV	47,370	4,455,103
Umicore SA	26,960	1,522,826

		5,977,929

Brazil - 3.4%

Ambev SA ADR	147,797	997,630
B3 SA-Brasil Bolsa Balcao	319,102	2,517,907
Banco Bradesco SA ADR	183,463	2,190,548
Banco do Brasil SA	116,300	1,497,225
Cielo SA	150,649	1,122,363
Itau Unibanco Holding SA (Preference Shares)	80,200	1,244,410
Kroton Educacional SA	368,031	1,756,901
Localiza Rent a Car SA	245,100	1,958,143
Lojas Renner SA	174,300	1,853,102
Magazine Luiza SA	11,300	316,876

		15,455,105

Canada - 3.7%

Bombardier, Inc., Class B†	534,490	1,691,108
Canadian National Railway Co. (NYSE)	33,463	2,589,032
Canadian National Railway Co. (TSX)	17,173	1,328,659
Cenovus Energy, Inc.	78,480	571,231
CGI Group, Inc., Class A†	63,806	3,729,309
Dollarama, Inc.	8,800	1,024,221
Fairfax Financial Holdings, Ltd.	1,008	492,657
Great-West Lifeco, Inc.	38,150	1,006,670
PrairieSky Royalty, Ltd.	63,160	1,401,313
Suncor Energy, Inc.	103,155	3,395,626

		17,229,826

Cayman Islands - 3.1%

Alibaba Group Holding, Ltd. ADR†	18,170	3,382,164
ANTA Sports Products, Ltd.	319,000	1,566,623
Baidu, Inc. ADR†	7,623	1,923,588
CK Hutchison Holdings, Ltd.	219,892	2,740,330
TAL Education Group ADR	45,420	1,715,059
Tencent Holdings, Ltd.	45,600	2,500,876
WH Group, Ltd.*	439,000	540,342

		14,368,982

China - 0.4%

Kweichow Moutai Co., Ltd., Class A	16,451	1,877,073

Denmark - 2.3%

AP Moller-Maersk A/S, Series B	660	1,074,475
Carlsberg A/S, Class B	27,701	3,394,514
Chr. Hansen Holding A/S	27,550	2,290,842
DSV A/S	24,720	1,937,582
Novo Nordisk A/S, Class B	40,812	2,103,993

		10,801,406

Finland - 0.4%

Neste Oyj	24,410	1,783,052

France - 9.6%

Accor SA	34,260	1,979,250
Air Liquide SA	21,498	2,686,579
Arkema SA	17,840	2,331,044
BNP Paribas SA	27,870	2,203,659
Danone SA	63,282	5,048,907
Dassault Systemes SE	7,814	1,011,014
Engie SA	82,267	1,285,093
Essilor International Cie Generale d’Optique SA	17,129	2,243,706
Hermes International	586	315,156
Kering	5,410	2,542,591
L’Oreal SA	5,319	1,146,382
Legrand SA	21,201	1,661,327
LVMH Moet Hennessy Louis Vuitton SE	7,318	2,186,453
Pernod Ricard SA	30,783	5,055,958
Schneider Electric SE	68,679	5,948,621
Valeo SA	26,494	1,714,322
Vinci SA	16,147	1,592,326
Vivendi SA	118,061	3,047,488

		43,999,876

Germany - 8.8%

adidas AG	16,350	3,638,764
Allianz SE	11,949	2,788,356
Bayer AG	29,429	3,450,961
Beiersdorf AG	18,535	2,036,339
Deutsche Boerse AG	50,194	6,683,060
Deutsche Post AG	42,366	1,943,753
Fresenius Medical Care AG & Co. KGaA	16,130	1,713,221
GEA Group AG	23,484	1,115,356
HeidelbergCement AG	26,500	2,672,580
Infineon Technologies AG	53,880	1,464,931
Linde AG†	5,138	1,155,773
Merck KGaA	9,838	985,830
MTU Aero Engines AG	3,942	659,584
OSRAM Licht AG	13,300	1,055,430
ProSiebenSat.1 Media SE	26,917	1,068,185
SAP SE	52,635	5,530,050
Zalando SE†*	41,810	2,386,871

		40,349,044

Hong Kong - 2.1%

AIA Group, Ltd.	923,000	7,664,073
Galaxy Entertainment Group, Ltd.	231,000	2,002,952

		9,667,025

India - 1.1%

HDFC Bank, Ltd.	55,860	1,606,521
Housing Development Finance Corp., Ltd.	47,635	1,303,848
Tata Consultancy Services, Ltd.	51,349	2,369,608

		5,279,977

Indonesia - 0.5%

Bank Mandiri Persero Tbk PT	3,954,200	2,378,601

Ireland - 1.0%

CRH PLC	52,700	1,737,879
Ryanair Holdings PLC ADR†	24,818	3,009,431

		4,747,310

Israel - 0.3%

Check Point Software Technologies, Ltd.†	14,615	1,518,352

Italy - 1.8%

Eni SpA	69,793	1,161,828
Intesa Sanpaolo SpA	812,051	3,049,722
Luxottica Group SpA	3,839	230,262
Mediobanca Banca di Credito Finanziario SpA	84,122	1,006,234
UniCredit SpA†	142,456	3,015,220

		8,463,266

Japan - 12.8%

Asahi Group Holdings, Ltd.	8,800	448,796
Chiba Bank, Ltd.	166,000	1,365,547
Coca-Cola Bottlers Japan Holdings, Inc.	30,900	1,170,246
CyberAgent, Inc.	61,400	2,640,540
Daikin Industries, Ltd.	28,900	3,397,736
Denso Corp.	36,600	2,136,124
Don Quijote Holdings Co., Ltd.	23,500	1,313,028
FANUC Corp.	10,700	2,698,021
Hoya Corp.	50,800	2,676,560
Japan Tobacco, Inc.	70,900	2,020,473
Kao Corp.	33,300	2,432,542
Keyence Corp.	6,300	3,810,281
Komatsu, Ltd.	105,800	3,838,883
Kubota Corp.	63,200	1,143,390
Kyocera Corp.	25,200	1,483,623
MonotaRO Co., Ltd.	62,500	2,001,836
Nintendo Co., Ltd.	7,600	3,475,842
Nitori Holdings Co., Ltd.	10,300	1,726,513
Olympus Corp.	34,800	1,393,976
Pola Orbis Holdings, Inc.	55,400	2,321,918
Recruit Holdings Co., Ltd.	89,900	2,159,068
Rohm Co., Ltd.	16,600	1,755,788
Ryohin Keikaku Co., Ltd.	5,600	1,911,663
Shin-Etsu Chemical Co., Ltd.	7,600	797,354
Start Today Co., Ltd.	83,200	2,143,744
Sysmex Corp.	29,300	2,426,566
Terumo Corp.	52,900	2,861,437
Yahoo Japan Corp.	286,200	1,322,240

		58,873,735

Jersey - 1.3%

Experian PLC	52,963	1,130,702
Ferguson PLC	35,350	2,489,358
WPP PLC	118,702	2,267,194

		5,887,254

Luxembourg - 0.6%

B&M European Value Retail SA	483,256	2,732,677

Mexico - 0.9%

Fomento Economico Mexicano SAB de CV ADR	27,131	2,504,191
Grupo Financiero Banorte SAB de CV, Class O	259,980	1,558,585

		4,062,776

Netherlands - 5.6%

Akzo Nobel NV	20,326	1,968,822
ASML Holding NV	18,880	3,688,277
Heineken NV	21,357	2,221,135
ING Groep NV	226,730	3,974,897
InterXion Holding NV†	22,860	1,287,018
QIAGEN NV†	22,910	774,231
Randstad Holding NV	25,066	1,792,410
RELX NV	62,082	1,271,610
Unilever NV CVA	81,837	4,263,947
Wolters Kluwer NV	45,023	2,279,974
Yandex NV, Class A†	51,760	2,126,818

		25,649,139

Portugal - 0.4%

Jeronimo Martins SGPS SA	94,268	1,954,603

Singapore - 1.8%

Broadcom, Ltd.	12,620	3,110,325
DBS Group Holdings, Ltd.	124,900	2,684,661
United Overseas Bank, Ltd.	113,977	2,385,174

		8,180,160

South Korea - 0.8%

NAVER Corp.	3,508	2,587,611
Samsung Electronics Co., Ltd.	579	1,254,878

		3,842,489

Spain - 1.9%

Amadeus IT Group SA	96,699	7,097,201
CaixaBank SA	194,130	943,229
Cellnex Telecom SA*	26,830	688,316

		8,728,746

Sweden - 1.8%

Essity AB, Class B†	35,129	961,277
Hexagon AB, Class B	42,520	2,478,087
Investor AB, Class B	67,864	3,051,036
Lundin Petroleum AB†	69,100	1,614,275

		8,104,675

Switzerland - 8.2%

ABB, Ltd.	98,830	2,393,369
Cie Financiere Richemont SA	42,571	3,747,833
Coca-Cola HBC AG	44,710	1,462,953
Credit Suisse Group AG	111,040	2,038,376
Julius Baer Group, Ltd.	102,093	6,602,257
Kuehne & Nagel International AG	8,490	1,382,444
Lonza Group AG	17,260	4,390,032
Nestle SA	48,430	3,855,035
Novartis AG	41,062	3,435,553
Roche Holding AG	13,634	3,161,297
UBS Group AG	214,255	4,062,133
Zurich Insurance Group AG	3,417	1,127,312

		37,658,594

Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	575,269	4,724,494
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,937	1,948,019

		6,672,513

Thailand - 0.8%

CP ALL PCL	469,700	1,249,441
Kasikornbank PCL NVDR	313,300	2,307,632

		3,557,073

Turkey - 0.4%

Akbank Turk AS	581,207	1,613,601

United Kingdom - 15.3%

Ashtead Group PLC	80,751	2,328,380
ASOS PLC†	26,350	2,691,019
Associated British Foods PLC	35,080	1,265,419
AstraZeneca PLC	44,200	2,894,891
Aviva PLC	246,625	1,705,261
Barclays PLC	448,749	1,317,040
British American Tobacco PLC	126,930	7,455,008
Bunzl PLC	72,680	1,952,036
Carnival PLC	35,470	2,340,409
Compass Group PLC	313,542	6,668,505
Diageo PLC	161,747	5,481,946
HSBC Holdings PLC	231,200	2,289,043
Informa PLC	174,445	1,666,104
Intertek Group PLC	29,950	2,021,186
Just Eat PLC†	122,723	1,472,725
Lloyds Banking Group PLC	2,118,040	2,000,996
London Stock Exchange Group PLC	68,820	3,808,178
Prudential PLC	35,931	899,177
Reckitt Benckiser Group PLC	45,493	3,606,830
RELX PLC	229,499	4,714,872
Rio Tinto PLC	23,606	1,264,437
Rolls-Royce Holdings PLC	91,713	1,052,409
Royal Dutch Shell PLC, Class A	78,641	2,490,862
Royal Dutch Shell PLC, Class B	33,678	1,068,056
Smith & Nephew PLC	74,802	1,299,398
Smiths Group PLC	36,530	800,750
Standard Life Aberdeen PLC	179,946	906,828
Tesco PLC	62,635	181,282
Weir Group PLC	99,640	2,774,375

		70,417,422

United States - 0.3%

Yum China Holdings, Inc.	29,358	1,271,789

Total Long-Term Investment Securities
(cost $351,783,278)		451,059,698

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$8,551,000	8,551,000

U.S. Government Agencies - 0.2%

Federal Home Loan Bank Disc. Notes 0.91% due 03/01/2018	830,000	830,000

Total Short-Term Investment Securities
(cost $9,381,000)		9,381,000

TOTAL INVESTMENTS
(cost $361,164,278)	100.0%	460,440,698
Liabilities in excess of other assets	(0.0)	(195,286)

NET ASSETS	100.0%	$460,245,412

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $3,615,529 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

NVDR - Non-Voting Depositary Receipt

NYSE - New York Stock Exchange

TSX - Toronto Stock Exchange

Industry Allocation*

Banks-Commercial	8.3%
Diversified Banking Institutions	3.6
Medical-Drugs	3.6
Beverages-Wine/Spirits	3.5
Finance-Other Services	2.9
Cosmetics & Toiletries	2.7
Food-Misc./Diversified	2.7
Insurance-Life/Health	2.7
E-Commerce/Products	2.2
Tobacco	2.0
Oil Companies-Integrated	1.8
Time Deposits	1.8
Commercial Services	1.7
Electronic Components-Semiconductors	1.7
Web Portals/ISP	1.6
Transactional Software	1.5
Brewery	1.5
Food-Catering	1.5
Semiconductor Components-Integrated Circuits	1.4
Diversified Financial Services	1.4
Power Converter/Supply Equipment	1.3
Retail-Apparel/Shoe	1.2
Enterprise Software/Service	1.2
Retail-Discount	1.2
Beverages-Non-alcoholic	1.2
Transport-Services	1.1
Medical-Biomedical/Gene	1.1
Multimedia	1.1
Building Products-Cement	1.0
Diagnostic Equipment	1.0
Distribution/Wholesale	0.9
Chemicals-Diversified	0.9
Rental Auto/Equipment	0.9
Medical Products	0.9
Electronic Components-Misc.	0.9
Human Resources	0.9
Transport-Rail	0.9
Insurance-Multi-line	0.9
Auto/Truck Parts & Equipment-Original	0.9
Industrial Gases	0.9
Machinery-Construction & Mining	0.8
Medical Instruments	0.8
Electronic Measurement Instruments	0.8
Retail-Jewelry	0.8
Computers-Integrated Systems	0.8
Semiconductor Equipment	0.8
Athletic Footwear	0.8
Soap & Cleaning Preparation	0.8
Toys	0.8
Schools	0.8
Machinery-General Industrial	0.7
Building Products-Air & Heating	0.7
Investment Companies	0.7
Airlines	0.6
Apparel Manufacturers	0.6
Machinery-Pumps	0.6
Containers-Paper/Plastic	0.6
Diversified Operations	0.6
Industrial Automated/Robotic	0.6
E-Marketing/Info	0.6
Internet Application Software	0.6
Diversified Manufacturing Operations	0.6
Machinery-Electrical	0.5
Computer Services	0.5
Cruise Lines	0.5
Chemicals-Specialty	0.5
Publishing-Periodicals	0.5
Advertising Agencies	0.5
Commercial Services-Finance	0.5
Optical Supplies	0.5
Textile-Apparel	0.5
Diversified Operations/Commercial Services	0.5
Food-Retail	0.4
Casino Hotels	0.4
Hotels/Motels	0.4
Retail-Misc./Diversified	0.4
Oil Refining & Marketing	0.4
Retail-Home Furnishings	0.4
Dialysis Centers	0.4
Aerospace/Defense	0.4
Electric Products-Misc.	0.4
Oil Companies-Exploration & Production	0.4
Building-Heavy Construction	0.3
Computer Data Security	0.3
E-Commerce/Services	0.3
Oil-U.S. Royalty Trusts	0.3
Finance-Mortgage Loan/Banker	0.3
Computer Software	0.3
Electric-Generation	0.3
Retail-Restaurants	0.3
Metal-Diversified	0.3
Retail-Convenience Store	0.3
Machinery-Farming	0.2
Transport-Marine	0.2
Television	0.2
Lighting Products & Systems	0.2
Computer Aided Design	0.2
U.S. Government Agencies	0.2
Diagnostic Kits	0.2
Satellite Telecom	0.2
Food-Meat Products	0.1
Explosives	0.1
Insurance-Property/Casualty	0.1
Retail-Vision Service Center	0.1

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$59,289,711	$391,769,987	**	$—	$451,059,698
Short-Term Investment Securities	—	9,381,000		—	9,381,000

Total Investments at Value*	$59,289,711	$401,150,987		$—	$460,440,698

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $341,635,646 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 99.3%
Aerospace/Defense - 0.6%

General Dynamics Corp.	4,635	$1,031,056

Agricultural Chemicals - 0.6%

Mosaic Co.	40,150	1,056,748

Airlines - 0.6%

Southwest Airlines Co.	17,642	1,020,413

Applications Software - 3.4%

Microsoft Corp.	66,000	6,188,820

Banks-Fiduciary - 1.8%

Bank of New York Mellon Corp.	57,125	3,257,839

Banks-Super Regional - 1.0%

Wells Fargo & Co.	31,107	1,816,960

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	15,757	1,729,016

Building Products-Air & Heating - 0.9%

Johnson Controls International PLC	42,373	1,562,293

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	117,898	4,269,087

Coatings/Paint - 1.4%

Sherwin-Williams Co.	6,233	2,503,048

Commercial Services-Finance - 1.7%

FleetCor Technologies, Inc.†	4,969	993,452
S&P Global, Inc.	6,425	1,232,315
Total System Services, Inc.	10,495	923,035

		3,148,802

Computers - 4.3%

Apple, Inc.	44,433	7,914,406

Containers-Paper/Plastic - 0.4%

Sealed Air Corp.#	18,470	782,574

Cosmetics & Toiletries - 0.2%

Coty, Inc., Class A#	23,016	444,669

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd.	3,030	383,598

Data Processing/Management - 1.2%

Fidelity National Information Services, Inc.	19,570	1,901,812
First Data Corp., Class A†	23,385	365,274

		2,267,086

Diagnostic Equipment - 1.0%

Abbott Laboratories	29,961	1,807,547

Diversified Banking Institutions - 10.1%

Citigroup, Inc.	73,201	5,525,943
Goldman Sachs Group, Inc.	8,355	2,196,780
JPMorgan Chase & Co.	62,785	7,251,668
Morgan Stanley	62,275	3,488,646

		18,463,037

Diversified Manufacturing Operations - 0.4%

Eaton Corp. PLC	9,935	801,754

E-Commerce/Products - 2.4%

Amazon.com, Inc.†	2,915	4,408,792

E-Commerce/Services - 0.7%

Expedia, Inc.	12,315	1,295,169

Electronic Components-Semiconductors - 2.0%

Broadcom, Ltd.	14,295	3,523,146
MACOM Technology Solutions Holdings, Inc.†#	4,525	96,563

		3,619,709

Entertainment Software - 0.9%

Activision Blizzard, Inc.	15,759	1,152,456
Electronic Arts, Inc.†	4,435	548,609

		1,701,065

Finance-Credit Card - 2.1%

Mastercard, Inc., Class A	21,937	3,855,647

Food-Misc./Diversified - 1.9%

Conagra Brands, Inc.	27,375	989,059
Mondelez International, Inc., Class A	56,820	2,494,398

		3,483,457

Food-Wholesale/Distribution - 1.0%

Sysco Corp.	31,555	1,882,256

Hotels/Motels - 0.4%

Marriott International, Inc., Class A	5,239	739,799

Instruments-Controls - 2.4%

Honeywell International, Inc.	28,866	4,361,941

Insurance Brokers - 1.0%

Aon PLC	13,147	1,844,787

Insurance-Reinsurance - 2.8%

Berkshire Hathaway, Inc., Class B†	24,574	5,091,733

Internet Content-Entertainment - 3.4%

Facebook, Inc., Class A†	35,270	6,289,346

Internet Security - 0.6%

Palo Alto Networks, Inc.†#	5,950	1,031,551

Investment Management/Advisor Services - 0.8%

BlackRock, Inc.	2,602	1,429,617

Medical Instruments - 1.3%

Medtronic PLC	29,744	2,376,248

Medical-Biomedical/Gene - 2.6%

Alexion Pharmaceuticals, Inc.†	8,160	958,392
Biogen, Inc.†	7,720	2,231,003
Celgene Corp.†	8,794	766,133
Vertex Pharmaceuticals, Inc.†	5,140	853,394

		4,808,922

Medical-Drugs - 5.7%

Allergan PLC	15,645	2,412,772
Bristol-Myers Squibb Co.	12,010	795,062
Johnson & Johnson	34,718	4,509,174
Pfizer, Inc.	71,475	2,595,257

		10,312,265

Medical-HMO - 1.6%

Anthem, Inc.	4,735	1,114,524
Cigna Corp.	9,014	1,765,753

		2,880,277

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	7,235	688,483

Networking Products - 2.0%

Cisco Systems, Inc.	79,945	3,579,937

Oil Companies-Exploration & Production - 2.4%

Canadian Natural Resources, Ltd.	73,760	2,320,490
EOG Resources, Inc.	19,418	1,969,373

		4,289,863

Oil Companies-Integrated - 2.2%

Chevron Corp.	26,800	2,999,456
Exxon Mobil Corp.	14,491	1,097,548

		4,097,004

Oil-Field Services - 1.4%

Halliburton Co.	53,628	2,489,412

Real Estate Investment Trusts - 1.4%

American Tower Corp.	18,685	2,603,381

Retail-Apparel/Shoe - 2.3%

PVH Corp.	14,675	2,117,309
Tapestry, Inc.	39,235	1,997,454

		4,114,763

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	1,514	1,006,386

Retail-Building Products - 2.4%

Lowe’s Cos., Inc.	49,125	4,401,109

Retail-Discount - 1.1%

Costco Wholesale Corp.	2,040	389,436
Dollar General Corp.	16,205	1,532,831

		1,922,267

Retail-Drug Store - 0.4%

CVS Health Corp.	10,899	738,189

Retail-Restaurants - 0.6%

McDonald’s Corp.	2,325	366,745
Starbucks Corp.	13,340	761,714

		1,128,459

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	35,813	2,062,471

Steel-Producers - 1.1%

Nucor Corp.	29,410	1,923,414

Telephone-Integrated - 2.8%

AT&T, Inc.	84,150	3,054,645
Verizon Communications, Inc.	44,598	2,129,109

		5,183,754

Tobacco - 3.1%

Philip Morris International, Inc.	54,970	5,692,143

Transport-Services - 2.7%

FedEx Corp.	19,913	4,906,762

Web Portals/ISP - 4.6%

Alphabet, Inc., Class A†	2,482	2,739,929
Alphabet, Inc., Class C†	5,183	5,725,816

		8,465,745

Total Long-Term Investment Securities
(cost $141,987,711)		181,154,876

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2) (cost $35,155)	35,155	35,155

REPURCHASE AGREEMENTS - 0.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount $1,651,009 collateralized by $1,735,000 of U.S. Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $1,684,400 (cost $1,651,000)	$1,651,000	1,651,000

TOTAL INVESTMENTS
(cost $143,673,866)	100.2%	182,841,031
Liabilities in excess of other assets	(0.2)	(334,367)

NET ASSETS	100.0%	$182,506,664

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $2,336,566. This was secured by collateral of $35,155, which was received in cash and subsequently invested in short-term investments currently valued at $35,155 as reported in the Portfolio of Investments. Additional collateral of $2,367,950 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$978,293
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	351,161
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	363,084
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	52,218
United States Treasury Notes/Bonds	zero coupon to 5.00%	03/15/2018 to 05/15/2047	623,194

(2)	The rate shown is the 7-day yield as of February 28, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$181,154,876	$—	$—	$181,154,876
Short-Term Investment Securities	35,155	—	—	35,155
Repurchase Agreements	—	1,651,000	—	1,651,000

Total Investments at Value	$181,190,031	$1,651,000	$—	$182,841,031

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	44,361	$5,977,201

Agricultural Chemicals - 0.5%

Monsanto Co.	17,685	2,181,798

Apparel Manufacturers - 1.5%

VF Corp.	89,062	6,641,353

Applications Software - 4.1%

Microsoft Corp.	199,783	18,733,652

Athletic Footwear - 3.2%

NIKE, Inc., Class B	218,810	14,666,834

Beverages-Non-alcoholic - 1.2%

PepsiCo, Inc.	49,207	5,399,484

Beverages-Wine/Spirits - 1.1%

Pernod Ricard SA	30,679	5,038,876

Cable/Satellite TV - 1.7%

Comcast Corp., Class A	207,673	7,519,839

Chemicals-Diversified - 1.8%

LyondellBasell Industries NV, Class A	14,951	1,617,997
PPG Industries, Inc.	57,206	6,432,243

		8,050,240

Coatings/Paint - 1.6%

Sherwin-Williams Co.	17,777	7,138,888

Commercial Services - 2.2%

Ecolab, Inc.	74,974	9,780,358

Commercial Services-Finance - 3.4%

Equifax, Inc.	16,797	1,898,061
Experian PLC	223,181	4,764,670
Moody’s Corp.	53,561	8,938,260

		15,600,991

Computer Services - 6.0%

Accenture PLC, Class A	111,237	17,910,269
Cognizant Technology Solutions Corp., Class A	112,050	9,190,341

		27,100,610

Computers - 2.8%

Apple, Inc.	69,947	12,458,960

Consulting Services - 2.4%

Verisk Analytics, Inc.†	106,353	10,868,213

Cosmetics & Toiletries - 7.0%

Colgate-Palmolive Co.	167,157	11,528,818
Coty, Inc., Class A#	338,726	6,544,187
Estee Lauder Cos., Inc., Class A	72,907	10,093,245
L’Oreal SA	16,218	3,495,398

		31,661,648

Data Processing/Management - 4.0%

Fidelity National Information Services, Inc.	92,503	8,989,442
Fiserv, Inc.†	64,655	9,270,880

		18,260,322

Dental Supplies & Equipment - 0.3%

DENTSPLY SIRONA, Inc.	23,381	1,310,739

Diagnostic Equipment - 6.0%

Abbott Laboratories	133,156	8,033,302
Danaher Corp.	68,949	6,741,833
Thermo Fisher Scientific, Inc.	58,364	12,173,563

		26,948,698

Diversified Manufacturing Operations - 0.5%

Colfax Corp.†	75,695	2,406,344

Electronic Components-Semiconductors - 2.9%

Texas Instruments, Inc.	120,293	13,033,746

Electronic Connectors - 1.6%

Amphenol Corp., Class A	81,434	7,442,253

Electronic Measurement Instruments - 0.7%

Fortive Corp.	43,756	3,360,461

Entertainment Software - 1.9%

Electronic Arts, Inc.†	68,073	8,420,630

Finance-Credit Card - 4.8%

Mastercard, Inc., Class A	51,982	9,136,357
Visa, Inc., Class A#	102,995	12,662,205

		21,798,562

Finance-Investment Banker/Broker - 1.0%

Charles Schwab Corp.	81,596	4,326,220

Finance-Other Services - 0.7%

CME Group, Inc.	18,199	3,023,946

Gambling (Non-Hotel) - 0.9%

Paddy Power Betfair PLC	34,560	3,999,510

Instruments-Controls - 1.1%

Mettler-Toledo International, Inc.†	8,280	5,102,302

Instruments-Scientific - 1.1%

Waters Corp.†	25,168	5,150,379

Insurance Brokers - 2.2%

Aon PLC	69,309	9,725,439

Medical Products - 0.7%

Cooper Cos., Inc.	13,365	3,080,900

Medical-Drugs - 3.2%

Eli Lilly & Co.	25,932	1,997,283
Roche Holding AG	21,226	4,921,644
Zoetis, Inc.	93,635	7,571,326

		14,490,253

Multimedia - 0.7%

Twenty-First Century Fox, Inc., Class A	44,618	1,642,835
Walt Disney Co.	15,677	1,617,239

		3,260,074

Oil-Field Services - 0.7%

Schlumberger, Ltd.	49,473	3,247,408

Pharmacy Services - 0.7%

Express Scripts Holding Co.†	41,108	3,101,599

Private Equity - 1.9%

Blackstone Group LP	259,209	8,813,106

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	4,332	2,879,567

Retail-Drug Store - 0.9%

CVS Health Corp.	59,347	4,019,572

Retail-Major Department Stores - 1.8%

TJX Cos., Inc.	101,025	8,352,747

Retail-Restaurants - 2.6%

Starbucks Corp.	207,198	11,831,006

Semiconductor Components-Integrated Circuits - 2.2%

Analog Devices, Inc.	46,819	4,220,733
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	133,406	5,783,150

		10,003,883

Soap & Cleaning Preparation - 1.9%

Church & Dwight Co., Inc.	57,169	2,812,143
Reckitt Benckiser Group PLC	72,462	5,745,018

		8,557,161

Textile-Apparel - 1.6%

LVMH Moet Hennessy Louis Vuitton SE	24,486	7,315,863

Transport-Rail - 2.0%

Union Pacific Corp.	68,499	8,921,995

Web Portals/ISP - 6.6%

Alphabet, Inc., Class A†	27,005	29,811,360

Total Long-Term Investment Securities
(cost $321,795,333)		450,814,990

SHORT-TERM INVESTMENT SECURITIES - 0.4%
U.S. Government Agencies - 0.4%

Federal Home Loan Bank Disc. Notes 0.91% due 03/01/2018 (cost $1,815,000)	$1,815,000	1,815,000

TOTAL INVESTMENTS
(cost $323,610,333)	100.0%	452,629,990
Liabilities in excess of other assets	(0.0)	(169,966)

NET ASSETS	100.0%	$452,460,024

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At February 28, 2018, the Fund had loaned securities with a total value of $19,206,392. This was secured by collateral of 19,827,718 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$262,340
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	94,168
Government National Mtg. Assoc.	2.50 % to 3.50%	08/20/2045 to 02/16/2058	97,365
United States Treasury Bills	0.00%	04/05/2018 to 11/08/2018	980,675
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	18,393,170

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$415,534,011	$35,280,979	**	$—	$450,814,990
Short-Term Investment Securities	—	1,815,000		—	1,815,000

Total Investments at Value	$415,534,011	$37,095,979		$—	$452,629,990

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $24,771,291 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Aerospace/Defense - 0.5%

Esterline Technologies Corp.†#	49,412	$3,651,547
Teledyne Technologies, Inc.†	66,361	12,339,828

		15,991,375

Aerospace/Defense-Equipment - 1.0%

Curtiss-Wright Corp.	82,640	11,154,747
KLX, Inc.†	96,301	6,517,652
Orbital ATK, Inc.	108,027	14,266,045

		31,938,444

Airlines - 0.4%

JetBlue Airways Corp.†	600,471	12,639,915

Apparel Manufacturers - 0.3%

Carter’s, Inc.	88,621	10,340,298

Applications Software - 1.0%

CDK Global, Inc.	245,968	16,893,082
PTC, Inc.†#	216,498	15,968,893

		32,861,975

Auction Houses/Art Dealers - 0.1%

Sotheby’s†#	69,809	3,223,780

Auto/Truck Parts & Equipment-Original - 0.5%

Dana, Inc.	271,298	7,208,388
Delphi Technologies PLC	166,571	7,953,765

		15,162,153

Banks-Commercial - 8.4%

Associated Banc-Corp.#	316,250	7,811,375
BancorpSouth Bank#	157,318	4,955,517
Bank of Hawaii Corp.#	79,550	6,523,895
Bank of the Ozarks#	227,403	11,345,136
Cathay General Bancorp, Class B	142,270	5,841,606
Chemical Financial Corp.#	133,277	7,355,558
Commerce Bancshares, Inc.#	175,863	10,159,605
Cullen/Frost Bankers, Inc.#	107,641	11,193,588
East West Bancorp, Inc.	270,683	17,743,271
First Horizon National Corp.#	607,850	11,579,542
FNB Corp.#	605,304	8,486,362
Fulton Financial Corp.#	327,949	5,935,877
Hancock Holding Co.#	159,517	8,247,029
Home BancShares, Inc.#	296,035	6,805,845
International Bancshares Corp.	101,465	3,921,622
MB Financial, Inc.#	156,993	6,438,283
PacWest Bancorp	241,456	12,589,516
Pinnacle Financial Partners, Inc.#	138,138	8,916,808
Prosperity Bancshares, Inc.#	130,130	9,759,750
Signature Bank†	100,532	14,696,773
SVB Financial Group†	98,767	24,591,008
Synovus Financial Corp.	223,912	11,038,862
TCF Financial Corp.#	321,974	7,180,020
Texas Capital Bancshares, Inc.†#	92,935	8,382,737
Trustmark Corp.#	126,857	3,963,013
UMB Financial Corp.#	82,179	5,999,067
Umpqua Holdings Corp.#	412,384	8,787,903
United Bankshares, Inc.#	196,617	6,979,903
Valley National Bancorp#	493,186	6,150,029
Webster Financial Corp.#	172,428	9,411,120
Wintrust Financial Corp.	104,726	8,850,394

		281,641,014

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.#	113,744	6,196,773
EnerSys	78,887	5,497,635

		11,694,408

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	16,224	2,645,323

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.	271,301	7,732,078

Building & Construction-Misc. - 0.3%

EMCOR Group, Inc.	110,140	8,404,783

Building Products-Air & Heating - 0.4%

Lennox International, Inc.#	70,406	14,407,180

Building Products-Cement - 0.3%

Eagle Materials, Inc.#	91,060	9,126,944

Building Products-Light Fixtures - 0.2%

Cree, Inc.†#	183,775	6,952,208

Building-Heavy Construction - 0.3%

Dycom Industries, Inc.†#	57,939	6,329,256
Granite Construction, Inc.#	74,628	4,335,887

		10,665,143

Building-Maintenance & Services - 0.3%

Rollins, Inc.#	179,607	9,028,844

Building-Mobile Home/Manufactured Housing - 0.4%

Thor Industries, Inc.#	91,772	11,838,588

Building-Residential/Commercial - 1.2%

KB Home#	157,634	4,374,344
Lennar Corp., Class B	2,523	114,443
NVR, Inc.†	6,517	18,528,939
Toll Brothers, Inc.#	275,616	12,080,249
TRI Pointe Group, Inc.†#	281,712	4,318,645

		39,416,620

Cable/Satellite TV - 0.2%

Cable One, Inc.#	8,784	5,981,553

Casino Hotels - 0.2%

Boyd Gaming Corp.#	153,758	5,439,958

Casino Services - 0.1%

Scientific Games Corp.†#	99,043	4,402,461

Chemicals-Diversified - 0.3%

Olin Corp.	311,349	10,118,842

Chemicals-Plastics - 0.2%

PolyOne Corp.	151,321	6,251,071

Chemicals-Specialty - 2.0%

Ashland Global Holdings, Inc.#	116,374	8,241,607
Cabot Corp.	116,013	6,981,662
Chemours Co.	346,752	16,474,187
Minerals Technologies, Inc.	66,231	4,550,070
NewMarket Corp.#	17,313	7,235,276
Sensient Technologies Corp.	81,417	5,857,953
Valvoline, Inc.#	379,452	8,693,245
Versum Materials, Inc.	203,741	7,542,492

		65,576,492

Coatings/Paint - 0.4%

RPM International, Inc.#	250,070	12,445,984

Commercial Services - 0.7%

CoreLogic, Inc.†	154,260	7,018,830
Healthcare Services Group, Inc.#	137,217	6,233,769
Live Nation Entertainment, Inc.†#	250,919	11,241,171

		24,493,770

Commercial Services-Finance - 1.0%

MarketAxess Holdings, Inc.#	70,387	14,246,329
Sabre Corp.#	390,582	8,971,668
WEX, Inc.†	74,732	11,176,171

		34,394,168

Computer Data Security - 0.4%

Fortinet, Inc.†	280,067	14,134,981

Computer Services - 1.6%

Convergys Corp.	173,059	4,016,699
DST Systems, Inc.	112,773	9,379,331
Leidos Holdings, Inc.	266,305	16,859,770
MAXIMUS, Inc.	121,981	8,170,287
Science Applications International Corp.	80,977	5,861,925
Teradata Corp.†#	226,594	8,343,191

		52,631,203

Computer Software - 0.2%

j2 Global, Inc.#	90,655	6,710,283

Computers-Integrated Systems - 0.5%

Diebold Nixdorf, Inc.#	141,452	2,220,796
NCR Corp.†#	228,092	7,527,036
NetScout Systems, Inc.†#	163,188	4,332,642
VeriFone Systems, Inc.†#	210,117	3,487,942

		17,568,416

Computers-Other - 0.1%

3D Systems Corp.†#	213,228	2,025,666

Consumer Products-Misc. - 0.1%

Helen of Troy, Ltd.†#	51,063	4,598,223

Containers-Metal/Glass - 0.4%

Greif, Inc., Class A#	48,381	2,785,294
Owens-Illinois, Inc.†	305,231	6,580,781
Silgan Holdings, Inc.	138,485	3,939,898

		13,305,973

Containers-Paper/Plastic - 0.5%

Bemis Co., Inc.#	170,049	7,497,460
Sonoco Products Co.	186,137	8,928,992

		16,426,452

Cosmetics & Toiletries - 0.2%

Avon Products, Inc.†#	823,977	2,167,059
Edgewell Personal Care Co.†#	104,904	5,260,936

		7,427,995

Data Processing/Management - 2.0%

Acxiom Corp.†#	148,346	4,060,230
Broadridge Financial Solutions, Inc.	218,265	21,909,441
CommVault Systems, Inc.†#	80,436	4,186,694
Dun & Bradstreet Corp.#	69,209	8,653,893
Fair Isaac Corp.#	56,163	9,544,340
Jack Henry & Associates, Inc.	144,635	16,965,686

		65,320,284

Decision Support Software - 0.7%

MSCI, Inc.	168,653	23,867,773

Disposable Medical Products - 0.4%

STERIS PLC#	159,276	14,541,899

Distribution/Wholesale - 0.6%

Pool Corp.	75,220	10,382,617
Watsco, Inc.	57,143	9,449,738

		19,832,355

Diversified Manufacturing Operations - 1.1%

Carlisle Cos., Inc.	116,091	11,946,925
Crane Co.	94,472	8,720,710
ITT, Inc.	164,796	8,269,463
Trinity Industries, Inc.	284,243	9,277,692

		38,214,790

Drug Delivery Systems - 0.3%

Catalent, Inc.†#	248,805	10,387,609

E-Commerce/Services - 0.1%

Cars.com, Inc.†#	134,032	3,671,136

Electric Products-Misc. - 0.3%

Littelfuse, Inc.#	46,415	9,631,112

Electric-Integrated - 2.3%

Black Hills Corp.#	100,161	5,087,177
Great Plains Energy, Inc.	403,857	11,772,432
Hawaiian Electric Industries, Inc.#	203,719	6,714,578
IDACORP, Inc.#	94,366	7,648,364
MDU Resources Group, Inc.#	365,743	9,615,384
NorthWestern Corp.#	91,003	4,648,433
OGE Energy Corp.	373,982	11,720,596
PNM Resources, Inc.#	149,167	5,250,679
Westar Energy, Inc.	266,006	12,962,472

		75,420,115

Electronic Components-Misc. - 0.8%

Gentex Corp.#	531,660	12,073,999
Jabil, Inc.	330,797	8,961,291
Knowles Corp.†#	167,444	2,417,891
Vishay Intertechnology, Inc.#	246,960	4,544,064

		27,997,245

Electronic Components-Semiconductors - 1.5%

IPG Photonics Corp.†#	70,284	17,264,562
Microsemi Corp.†#	220,217	14,292,083
Monolithic Power Systems, Inc.#	71,529	8,373,185
Silicon Laboratories, Inc.†#	79,711	7,452,978
Synaptics, Inc.†#	63,729	2,961,487

		50,344,295

Electronic Measurement Instruments - 1.3%

Keysight Technologies, Inc.†#	347,136	16,318,864
National Instruments Corp.#	200,772	10,151,032
Trimble, Inc.†#	471,468	17,882,781

		44,352,677

Electronic Parts Distribution - 1.1%

Arrow Electronics, Inc.†	164,745	13,439,897
Avnet, Inc.	226,459	9,669,799

SYNNEX Corp.	54,634	6,755,494
Tech Data Corp.†#	65,011	6,718,237

		36,583,427

Energy-Alternate Sources - 0.3%

First Solar, Inc.†	152,545	9,587,453

Engineering/R&D Services - 0.4%

AECOM†#	295,179	10,481,806
KBR, Inc.#	262,326	3,971,616

		14,453,422

Enterprise Software/Service - 1.2%

Blackbaud, Inc.#	90,057	9,232,644
Manhattan Associates, Inc.†#	129,078	5,434,184
Tyler Technologies, Inc.†#	65,429	13,289,284
Ultimate Software Group, Inc.†#	53,151	12,674,387

		40,630,499

Entertainment Software - 0.7%

Take-Two Interactive Software, Inc.†	213,585	23,893,754

Environmental Monitoring & Detection - 0.2%

MSA Safety, Inc.	63,387	5,110,894

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	243,270	11,545,594

Finance-Consumer Loans - 0.3%

SLM Corp.†#	808,793	8,823,932

Finance-Investment Banker/Broker - 0.5%

Interactive Brokers Group, Inc., Class A#	133,849	9,289,120
Stifel Financial Corp.#	128,217	8,189,220

		17,478,340

Finance-Other Services - 0.5%

SEI Investments Co.	244,765	17,826,235

Food-Baking - 0.2%

Flowers Foods, Inc.#	345,429	7,164,197

Food-Canned - 0.1%

TreeHouse Foods, Inc.†#	107,146	4,073,691

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	35,624	1,189,842

Food-Dairy Products - 0.0%

Dean Foods Co.#	170,549	1,478,660

Food-Flour & Grain - 0.3%

Post Holdings, Inc.†#	123,822	9,383,231

Food-Misc./Diversified - 1.5%

Hain Celestial Group, Inc.†#	194,369	6,760,154
Ingredion, Inc.	134,580	17,581,531
Lamb Weston Holdings, Inc.	273,732	14,806,164
Lancaster Colony Corp.#	36,489	4,318,108
Snyder’s-Lance, Inc.#	160,603	8,010,878

		51,476,835

Food-Retail - 0.2%

Sprouts Farmers Market, Inc.†#	231,756	5,970,035

Food-Wholesale/Distribution - 0.1%

United Natural Foods, Inc.†#	95,162	4,060,563

Footwear & Related Apparel - 0.5%

Deckers Outdoor Corp.†#	59,852	5,660,802
Skechers U.S.A., Inc., Class A†	250,799	10,262,695

		15,923,497

Funeral Services & Related Items - 0.4%

Service Corp. International	351,071	13,140,588

Garden Products - 0.6%

Scotts Miracle-Gro Co., Class A#	76,569	6,878,959
Toro Co.	201,816	12,829,443

		19,708,402

Gas-Distribution - 2.2%

Atmos Energy Corp.	207,530	16,704,090
National Fuel Gas Co.#	160,268	7,922,047
New Jersey Resources Corp.#	162,672	6,197,803
ONE Gas, Inc.#	97,884	6,224,444
Southwest Gas Holdings, Inc.#	89,387	5,888,816
UGI Corp.	324,259	13,972,320
Vectren Corp.	155,436	9,365,019
WGL Holdings, Inc.	96,167	8,006,864

		74,281,403

Gold Mining - 0.3%

Royal Gold, Inc.#	122,574	9,900,302

Hazardous Waste Disposal - 0.1%

Clean Harbors, Inc.†#	97,022	4,844,308

Home Furnishings - 0.1%

Tempur Sealy International, Inc.†#	86,244	4,263,041

Hotels/Motels - 0.2%

ILG, Inc.	197,458	5,994,825

Housewares - 0.1%

Tupperware Brands Corp.#	95,295	4,674,220

Human Resources - 0.4%

ManpowerGroup, Inc.	124,100	14,700,886

Industrial Automated/Robotic - 0.9%

Cognex Corp.#	324,300	17,418,153
Nordson Corp.#	95,074	12,746,571

		30,164,724

Instruments-Controls - 0.2%

Woodward, Inc.#	103,211	7,310,435

Insurance Brokers - 0.3%

Brown & Brown, Inc.	216,679	11,405,983

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc.#	314,165	7,081,279
Primerica, Inc.#	82,863	8,079,143

		15,160,422

Insurance-Multi-line - 0.9%

American Financial Group, Inc.	128,706	14,518,037

Genworth Financial, Inc., Class A†	934,737	2,542,485
Kemper Corp.#	91,534	5,162,517
Old Republic International Corp.	459,445	9,202,683

		31,425,722

Insurance-Property/Casualty - 1.6%

Alleghany Corp.†	28,913	17,525,615
First American Financial Corp.	207,345	12,032,230
Hanover Insurance Group, Inc.	79,370	8,564,817
Mercury General Corp.#	68,389	3,121,274
WR Berkley Corp.#	180,186	12,321,119

		53,565,055

Insurance-Reinsurance - 1.0%

Aspen Insurance Holdings, Ltd.#	111,251	4,049,537
Reinsurance Group of America, Inc.	120,608	18,548,304
RenaissanceRe Holdings, Ltd.#	74,962	9,616,125

		32,213,966

Investment Management/Advisor Services - 1.1%

Eaton Vance Corp.#	221,123	11,704,040
Federated Investors, Inc., Class B#	177,606	5,786,403
Janus Henderson Group PLC#	337,781	11,937,181
Legg Mason, Inc.#	158,272	6,316,636

		35,744,260

Lasers-System/Components - 0.3%

Coherent, Inc.†#	46,126	9,647,714

Machine Tools & Related Products - 0.5%

Kennametal, Inc.#	151,777	6,253,212
Lincoln Electric Holdings, Inc.#	115,752	10,132,930

		16,386,142

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	140,770	11,110,976
Terex Corp.#	149,618	6,212,139

		17,323,115

Machinery-Electrical - 0.2%

Regal Beloit Corp.	82,967	5,998,514

Machinery-Farming - 0.3%

AGCO Corp.	123,490	8,224,434

Machinery-General Industrial - 1.4%

IDEX Corp.	143,078	19,573,070
Wabtec Corp.#	160,000	13,014,400
Zebra Technologies Corp., Class A†#	99,605	13,759,435

		46,346,905

Machinery-Pumps - 0.4%

Graco, Inc.	315,341	13,985,373

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†#	338,358	4,693,026
Medidata Solutions, Inc.†#	109,479	7,188,391

		11,881,417

Medical Instruments - 1.4%

Bio-Techne Corp.#	70,155	9,915,708
Halyard Health, Inc.†	87,626	4,326,972
LivaNova PLC†#	81,199	7,286,798
NuVasive, Inc.†#	95,447	4,615,817
Teleflex, Inc.	84,363	21,076,408

		47,221,703

Medical Labs & Testing Services - 0.1%

Syneos Health, Inc.†#	105,519	4,421,246

Medical Products - 1.5%

ABIOMED, Inc.†#	78,663	21,095,843
Globus Medical, Inc., Class A†	135,749	6,467,083
Hill-Rom Holdings, Inc.	123,261	10,312,015
West Pharmaceutical Services, Inc.#	139,053	12,128,203

		50,003,144

Medical-Biomedical/Gene - 1.5%

Bio-Rad Laboratories, Inc., Class A†	37,856	10,222,634
Bioverativ, Inc.†	202,549	21,202,829
Charles River Laboratories International, Inc.†	88,694	9,455,668
United Therapeutics Corp.†#	80,920	9,374,582

		50,255,713

Medical-Drugs - 0.4%

Akorn, Inc.†	175,665	2,975,765
Endo International PLC†#	376,340	2,372,824
Mallinckrodt PLC†#	177,915	2,967,622
Prestige Brands Holdings, Inc.†#	99,325	3,357,185

		11,673,396

Medical-HMO - 0.7%

Molina Healthcare, Inc.†#	82,327	5,952,242
WellCare Health Plans, Inc.†	83,375	16,167,246

		22,119,488

Medical-Hospitals - 0.4%

Acadia Healthcare Co., Inc.†#	152,962	5,827,852
LifePoint Health, Inc.†#	73,814	3,402,825
Tenet Healthcare Corp.†#	151,218	3,115,091

		12,345,768

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.#	114,702	1,882,260

Metal Processors & Fabrication - 0.2%

Timken Co.	127,910	5,602,458

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	83,727	3,704,082

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.#	116,657	10,431,469

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A	92,682	6,524,813

Multimedia - 0.5%

FactSet Research Systems, Inc.#	73,241	14,881,106

Networking Products - 0.3%

LogMeIn, Inc.#	98,657	11,399,816

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	349,683	4,336,069

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	111,946	4,018,861
HNI Corp.#	81,325	3,007,399

		7,026,260

Oil & Gas Drilling - 0.8%

Diamond Offshore Drilling, Inc.†#	120,779	1,751,295
Ensco PLC, Class A#	816,525	3,625,371
Nabors Industries, Ltd.#	594,753	3,848,052
Patterson-UTI Energy, Inc.#	416,567	7,527,366
Rowan Cos. PLC, Class A†#	212,769	2,587,271
Transocean, Ltd.†#	783,392	7,136,701

		26,476,056

Oil Companies-Exploration & Production - 1.5%

Callon Petroleum Co.†#	377,975	3,995,196
CNX Resources Corp.†#	387,822	6,232,300
Energen Corp.†	182,020	9,958,314
Gulfport Energy Corp.†#	308,569	2,993,119
Matador Resources Co.†#	180,747	5,216,359
QEP Resources, Inc.†	451,195	3,889,301
SM Energy Co.#	192,313	3,527,020
Southwestern Energy Co.†#	957,055	3,416,686
WPX Energy, Inc.†#	745,055	10,527,627

		49,755,922

Oil Companies-Integrated - 0.2%

Murphy Oil Corp.#	303,785	7,700,950

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†#	70,902	3,194,135

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.	331,987	14,219,003
Murphy USA, Inc.†#	60,600	4,551,666
PBF Energy, Inc., Class A#	206,065	6,039,765

		24,810,434

Oil-Field Services - 0.5%

Core Laboratories NV#	82,604	8,504,908
NOW, Inc.†#	201,628	1,913,449
Oceaneering International, Inc.#	184,029	3,382,453
Superior Energy Services, Inc.†#	286,676	2,451,080

		16,251,890

Paper & Related Products - 0.2%

Domtar Corp.#	117,407	5,255,137

Patient Monitoring Equipment - 0.2%

Masimo Corp.†	89,022	7,792,096

Physical Therapy/Rehabilitation Centers - 0.3%

Encompass Health Corp.	184,899	9,847,721

Physicians Practice Management - 0.3%

MEDNAX, Inc.†#	175,386	9,642,722

Poultry - 0.1%

Sanderson Farms, Inc.#	37,479	4,615,539

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc.	102,439	13,424,631

Printing-Commercial - 0.2%

Deluxe Corp.#	90,118	6,398,378

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	83,460	5,362,305

Publishing-Newspapers - 0.2%

New York Times Co., Class A#	235,746	5,681,479

Publishing-Periodicals - 0.1%

Meredith Corp.#	74,078	4,244,669

Quarrying - 0.1%

Compass Minerals International, Inc.#	63,349	3,819,945

Racetracks - 0.2%

Churchill Downs, Inc.#	21,225	5,480,295
International Speedway Corp., Class A	45,799	2,060,955

		7,541,250

Real Estate Investment Trusts - 7.8%

Alexander & Baldwin, Inc.#	126,337	2,778,151
American Campus Communities, Inc.	255,485	9,320,093
Camden Property Trust	173,532	13,832,236
CoreCivic, Inc.	221,359	4,602,054
CoreSite Realty Corp.#	64,030	6,009,215
Corporate Office Properties Trust	186,536	4,655,939
Cousins Properties, Inc.	786,515	6,559,535
CyrusOne, Inc.#	170,961	8,530,954
DCT Industrial Trust, Inc.#	174,409	9,653,538
Douglas Emmett, Inc.	298,418	10,668,443
Education Realty Trust, Inc.#	141,861	4,417,552
EPR Properties#	120,013	6,916,349
First Industrial Realty Trust, Inc.	224,432	6,290,829
GEO Group, Inc.	232,272	4,947,394
Healthcare Realty Trust, Inc.	233,879	6,209,487
Highwoods Properties, Inc.	193,353	8,316,113
Hospitality Properties Trust	307,774	7,829,771
JBG SMITH Properties#	174,869	5,709,473
Kilroy Realty Corp.#	184,239	12,546,676
Lamar Advertising Co., Class A#	157,328	10,457,592
LaSalle Hotel Properties#	212,023	5,200,924
Liberty Property Trust	276,067	10,838,390
Life Storage, Inc.#	87,149	6,846,425
Mack-Cali Realty Corp.	168,252	2,841,776
Medical Properties Trust, Inc.#	681,949	8,360,695
National Retail Properties, Inc.	284,747	10,603,978
Omega Healthcare Investors, Inc.#	370,928	9,451,245
PotlatchDeltic Corp.	113,348	5,797,750
Quality Care Properties, Inc.†	175,676	2,176,626
Rayonier, Inc.#	241,448	8,206,818
Sabra Health Care REIT, Inc.#	333,772	5,634,071
Senior Housing Properties Trust#	445,005	6,737,376
Tanger Factory Outlet Centers, Inc.#	177,021	3,951,109
Taubman Centers, Inc.#	113,696	6,646,668
Uniti Group, Inc.#	308,846	4,740,786
Urban Edge Properties#	198,219	4,277,566
Washington Prime Group, Inc.#	347,879	2,278,607
Weingarten Realty Investors	223,652	6,067,679

		260,909,883

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	84,956	13,644,783

Recreational Vehicles - 0.7%

Brunswick Corp.	164,215	9,393,098
Polaris Industries, Inc.#	108,923	12,416,133

		21,809,231

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.#	116,615	5,388,779
Avis Budget Group, Inc.†#	134,180	6,062,253

		11,451,032

Resort/Theme Parks - 0.3%

Six Flags Entertainment Corp.#	145,921	9,352,077

Retail-Apparel/Shoe - 0.3%

American Eagle Outfitters, Inc.#	314,979	6,069,646
Urban Outfitters, Inc.†#	150,008	5,293,782

		11,363,428

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	206,747	4,757,248

Retail-Automobile - 0.7%

AutoNation, Inc.†#	111,066	5,576,624
Copart, Inc.†	376,603	17,628,786

		23,205,410

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.#	268,246	5,751,194

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A#	83,411	7,296,794

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.#	71,608	8,042,294

Retail-Discount - 0.1%

Big Lots, Inc.#	79,499	4,467,844

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.#	145,545	7,533,409

Retail-Misc./Diversified - 0.2%

GameStop Corp., Class A#	189,715	2,976,628
Sally Beauty Holdings, Inc.†#	240,518	4,050,323

		7,026,951

Retail-Office Supplies - 0.1%

Office Depot, Inc.#	964,149	2,535,712

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	126,629	2,893,473

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	39,343	3,208,422

Retail-Restaurants - 1.9%

Brinker International, Inc.#	86,687	2,984,633
Cheesecake Factory, Inc.#	79,739	3,707,066
Cracker Barrel Old Country Store, Inc.#	44,935	7,014,353
Domino’s Pizza, Inc.#	81,900	18,215,379
Dunkin’ Brands Group, Inc.#	169,146	10,130,154
Jack in the Box, Inc.	55,102	4,963,588
Papa John’s International, Inc.#	47,905	2,766,035
Texas Roadhouse, Inc.#	122,507	6,769,737
Wendy’s Co.#	340,169	5,425,696

		61,976,641

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.#	154,860	4,958,617

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	96,020	3,010,227

Savings & Loans/Thrifts - 0.8%

New York Community Bancorp, Inc.#	915,844	12,473,795
Sterling Bancorp#	420,808	9,783,786
Washington Federal, Inc.	163,285	5,665,990

		27,923,571

Schools - 0.3%

Adtalem Global Education, Inc.†#	113,607	5,231,602
Graham Holdings Co., Class B	8,665	5,026,567

		10,258,169

Security Services - 0.2%

Brink’s Co.	94,536	6,948,396

Semiconductor Components-Integrated Circuits - 0.7%

Cirrus Logic, Inc.†	119,225	5,282,860
Cypress Semiconductor Corp.#	624,849	10,916,112
Integrated Device Technology, Inc.†#	248,758	7,547,317

		23,746,289

Semiconductor Equipment - 0.8%

MKS Instruments, Inc.	101,677	11,321,734
Teradyne, Inc.	367,342	16,677,327

		27,999,061

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	42,337	6,227,773

Steel-Producers - 1.7%

Carpenter Technology Corp.#	87,674	4,466,113
Commercial Metals Co.#	216,932	5,271,448
Reliance Steel & Aluminum Co.	136,547	12,312,443
Steel Dynamics, Inc.	443,736	20,522,790
United States Steel Corp.#	327,083	14,231,381

		56,804,175

Steel-Specialty - 0.2%

Allegheny Technologies, Inc.†#	235,701	6,107,013

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	267,209	6,191,233

Telecommunication Equipment - 0.4%

ARRIS International PLC†	330,557	8,429,203
Plantronics, Inc.	61,922	3,346,265

		11,775,468

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	171,795	4,817,132

Television - 0.3%

AMC Networks, Inc., Class A†#	94,344	4,959,664
TEGNA, Inc.	402,844	5,180,574

		10,140,238

Theaters - 0.3%

Cinemark Holdings, Inc.#	198,478	8,447,224

Transactional Software - 0.2%

ACI Worldwide, Inc.†#	222,060	5,251,719

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	71,724	4,944,653

Transport-Marine - 0.2%

Kirby Corp.†#	100,615	7,546,125

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†#	115,492	8,030,159

Transport-Services - 0.2%

Ryder System, Inc.#	99,156	7,175,920

Transport-Truck - 1.2%

Knight-Swift Transportation Holdings, Inc.#	239,913	11,554,210
Landstar System, Inc.	78,512	8,542,106
Old Dominion Freight Line, Inc.#	128,039	17,787,178
Werner Enterprises, Inc.#	83,988	3,128,553

		41,012,047

Water - 0.3%

Aqua America, Inc.#	332,760	11,377,064

Wire & Cable Products - 0.2%

Belden, Inc.#	78,979	5,744,143

Wireless Equipment - 0.4%

InterDigital, Inc.#	65,002	4,667,143
ViaSat, Inc.†#	101,425	7,078,451

		11,745,594

Total Long-Term Investment Securities
(cost $2,314,766,164)		3,269,223,997

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Registered Investment Companies - 3.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	119,521,567	119,521,567

U.S. Government Treasuries - 0.1%

United States Treasury Bills 1.27% due 03/01/2018(3)	$1,000,000	1,000,000
1.58% due 05/10/2018(3)	2,000,000	1,993,943

		2,993,943

Total Short-Term Investment Securities
(cost $122,515,458)		122,515,510

REPURCHASE AGREEMENTS - 1.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $63,048,350 collateralized by $66,245,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $64,313,031 (cost $63,048,000)	63,048,000	63,048,000

TOTAL INVESTMENTS
(cost $2,500,329,622)	103.6%	3,454,787,507
Liabilities in excess of other assets	(3.6)	(119,757,985)

NET ASSETS	100.0%	$3,335,029,522

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $716,786,951. This was secured by collateral of $119,521,567, which was received in cash and subsequently invested in short-term investments currently valued at $119,521,567 as reported in the Portfolio of Investments. Additional collateral of $628,766,832 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$94,655,383
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	33,976,829
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	35,130,408
United States Treasury Bills	0.00%	03/08/2018 to 11/08/2018	50,702,512
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	414,301,700

(2)	The rate shown is the 7-day yield as of February 28, 2018.
(3)	The security or a portion thereof was pledged as collateral to over margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
366	Long	S&P Mid Cap 400 E-Mini Index	March 2018	$69,126,980	$68,240,700	$(886,280)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,269,223,997	$—	$—	$3,269,223,997
Short-Term Investment Securities:
Registered Investment Companies	119,521,567	—	—	119,521,567
U.S. Government Treasuries	—	2,993,943	—	2,993,943
Repurchase Agreements	—	63,048,000	—	63,048,000

Total Investments at Value	$3,388,745,564	$66,041,943	$—	$3,454,787,507

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$886,280	$—	$—	$886,280

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.3%
Advertising Agencies - 0.5%

Omnicom Group, Inc.#	18,846	$1,436,631

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	14,977	2,784,973

Aerospace/Defense-Equipment - 1.2%

Harris Corp.	8,119	1,267,782
L3 Technologies, Inc.	10,210	2,119,085

		3,386,867

Airlines - 0.7%

Ryanair Holdings PLC ADR†	17,507	2,122,899

Apparel Manufacturers - 1.8%

Carter’s, Inc.	9,865	1,151,048
Gildan Activewear, Inc.	87,484	2,532,662
Hanesbrands, Inc.#	75,500	1,464,700

		5,148,410

Applications Software - 1.5%

Dropbox, Inc., Class B†(1)(2)(3)	89,561	1,168,174
Intuit, Inc.	9,397	1,567,983
PTC, Inc.†	22,210	1,638,210

		4,374,367

Auction Houses/Art Dealers - 0.6%

Ritchie Bros. Auctioneers, Inc.	54,653	1,770,211

Banks-Commercial - 1.8%

First Republic Bank	19,720	1,830,016
Signature Bank†	14,495	2,119,024
SVB Financial Group†	4,591	1,143,067

		5,092,107

Building Products-Cement - 0.4%

Eagle Materials, Inc.	12,895	1,292,466

Casino Hotels - 0.4%

MGM Resorts International	32,500	1,112,475

Chemicals-Diversified - 1.3%

FMC Corp.	23,995	1,883,128
Huntsman Corp.	59,045	1,905,382

		3,788,510

Commercial Services - 2.5%

CoStar Group, Inc.†	8,354	2,858,154
Edenred	46,618	1,633,883
ServiceMaster Global Holdings, Inc.†	52,786	2,711,089

		7,203,126

Commercial Services-Finance - 4.7%

Equifax, Inc.	15,153	1,712,289
Euronet Worldwide, Inc.†	6,842	580,680
Global Payments, Inc.	18,946	2,148,287
IHS Markit, Ltd.†	23,675	1,113,909
MarketAxess Holdings, Inc.	6,945	1,405,668
WEX, Inc.†	23,223	3,473,000
Worldpay, Inc., Class A†	38,543	3,132,775

		13,566,608

Computer Services - 1.6%

Amdocs, Ltd.	43,078	2,834,102
EPAM Systems, Inc.†	14,510	1,641,371

		4,475,473

Computer Software - 1.7%

Splunk, Inc.†#	17,595	1,639,854
SS&C Technologies Holdings, Inc.	66,915	3,313,631

		4,953,485

Computers-Memory Devices - 1.0%

NetApp, Inc.	46,315	2,804,373

Consulting Services - 2.4%

Gartner, Inc.†#	9,691	1,099,056
Verisk Analytics, Inc.†	56,456	5,769,239

		6,868,295

Containers-Paper/Plastic - 1.2%

Berry Global Group, Inc.†	24,460	1,330,624
Sealed Air Corp.#	52,332	2,217,307

		3,547,931

Cruise Lines - 1.1%

Norwegian Cruise Line Holdings, Ltd.†	28,430	1,617,667
Royal Caribbean Cruises, Ltd.	12,845	1,626,177

		3,243,844

Data Processing/Management - 1.7%

Broadridge Financial Solutions, Inc.	16,401	1,646,332
Fidelity National Information Services, Inc.	21,271	2,067,116
Jack Henry & Associates, Inc.	10,549	1,237,398

		4,950,846

Decision Support Software - 0.5%

MSCI, Inc.	9,657	1,366,659

Diagnostic Kits - 0.8%

IDEXX Laboratories, Inc.†	12,245	2,292,631

Disposable Medical Products - 1.4%

ICU Medical, Inc.†	5,831	1,348,419
STERIS PLC	28,717	2,621,862

		3,970,281

Distribution/Wholesale - 0.9%

Ferguson PLC	13,176	927,858
LKQ Corp.†	40,430	1,596,176

		2,524,034

Diversified Manufacturing Operations - 1.4%

A.O. Smith Corp.	44,872	2,880,334
Carlisle Cos., Inc.	12,532	1,289,668

		4,170,002

Drug Delivery Systems - 1.6%

Catalent, Inc.†	45,147	1,884,887
DexCom, Inc.†#	46,183	2,592,714

		4,477,601

E-Commerce/Products - 0.2%

Wayfair, Inc., Class A†#	6,887	533,192

E-Commerce/Services - 0.6%

SurveyMonkey, Inc.†(1)(2)(3)	44,965	399,064
Trade Desk, Inc., Class A†#	22,875	1,286,948

		1,686,012

Electric Products-Misc. - 1.0%

AMETEK, Inc.	38,618	2,924,927

Electronic Components-Misc. - 1.4%

Flex, Ltd.†	229,122	4,147,108

Electronic Components-Semiconductors - 4.5%

Microchip Technology, Inc.#	39,026	3,470,582
Monolithic Power Systems, Inc.	10,095	1,181,721
ON Semiconductor Corp.†	149,039	3,565,013
Skyworks Solutions, Inc.	16,940	1,850,695
Xilinx, Inc.	39,270	2,797,987

		12,865,998

Electronic Connectors - 2.2%

TE Connectivity, Ltd.	61,663	6,356,839

Electronic Measurement Instruments - 2.5%

Agilent Technologies, Inc.	33,775	2,316,627
National Instruments Corp.	60,076	3,037,443
Trimble, Inc.†	47,985	1,820,071

		7,174,141

Enterprise Software/Service - 3.5%

Atlassian Corp. PLC, Class A†#	51,608	2,801,798
Constellation Software, Inc.	5,181	3,353,559
Ultimate Software Group, Inc.†#	6,703	1,598,398
Workday, Inc., Class A†#	17,705	2,242,692

		9,996,447

Entertainment Software - 1.4%

Activision Blizzard, Inc.	15,658	1,145,069
Take-Two Interactive Software, Inc.†	16,165	1,808,379
Zynga, Inc., Class A†	311,635	1,078,257

		4,031,705

Finance-Consumer Loans - 1.0%

Synchrony Financial	77,467	2,819,024

Finance-Investment Banker/Broker - 3.7%

E*TRADE Financial Corp.†	45,465	2,374,637
LPL Financial Holdings, Inc.	49,092	3,155,143
TD Ameritrade Holding Corp.	86,578	4,978,235

		10,508,015

Finance-Other Services - 0.6%

SEI Investments Co.	25,776	1,877,266

Food-Misc./Diversified - 0.4%

Blue Buffalo Pet Products, Inc.†#	27,835	1,115,070

Home Decoration Products - 0.6%

Newell Brands, Inc.	64,470	1,656,234

Hotels/Motels - 0.5%

Hyatt Hotels Corp., Class A†	17,580	1,358,407

Industrial Automated/Robotic - 0.5%

Nordson Corp.	10,475	1,404,383

Instruments-Controls - 1.7%

Sensata Technologies Holding NV†#	90,606	4,789,433

Instruments-Scientific - 1.8%

PerkinElmer, Inc.	39,278	2,998,483
Waters Corp.†	10,733	2,196,401

		5,194,884

Insurance Brokers - 1.0%

Aon PLC	20,125	2,823,940

Insurance-Property/Casualty - 0.5%

Intact Financial Corp.	19,884	1,537,942

Internet Content-Entertainment - 0.2%

Snap, Inc., Class A†#	42,175	730,471

Lasers-System/Components - 0.3%

Coherent, Inc.†	4,650	972,594

Machinery-General Industrial - 0.7%

Middleby Corp.†	9,262	1,113,756
Wabtec Corp.#	10,671	867,979

		1,981,735

Medical Information Systems - 0.9%

athenahealth, Inc.†	18,815	2,629,208

Medical Instruments - 2.7%

Boston Scientific Corp.†	105,958	2,888,415
Bruker Corp.	54,285	1,663,835
Edwards Lifesciences Corp.†	13,995	1,870,712
Teleflex, Inc.	5,205	1,300,365

		7,723,327

Medical Labs & Testing Services - 0.7%

IQVIA Holdings, Inc.†	20,388	2,004,752

Medical Products - 2.7%

Cooper Cos., Inc.	6,585	1,517,974
Globus Medical, Inc., Class A†	19,600	933,744
Haemonetics Corp.†	17,750	1,258,475
Henry Schein, Inc.†#	13,741	909,517
Novocure, Ltd.†#	52,850	1,086,068
Varian Medical Systems, Inc.†#	16,525	1,972,093

		7,677,871

Medical-Biomedical/Gene - 1.3%

ACADIA Pharmaceuticals, Inc.†#	24,798	617,842
BeiGene, Ltd. ADR†#	2,003	287,371
Bluebird Bio, Inc.†#	2,650	532,650
Celgene Corp.†	13,561	1,181,434
Incyte Corp.†	7,155	609,320
Puma Biotechnology, Inc.†	7,398	483,459

		3,712,076

Medical-Drugs - 0.4%

Alkermes PLC†#	14,803	844,955
DBV Technologies SA ADR†#	11,807	252,198

		1,097,153

Metal Processors & Fabrication - 0.7%

Rexnord Corp.†	68,378	1,981,594

Motion Pictures & Services - 1.1%

Dolby Laboratories, Inc., Class A	50,777	3,277,655

Non-Hazardous Waste Disposal - 0.8%

Waste Connections, Inc.	31,885	2,256,820

Oil Companies-Exploration & Production - 0.5%

Parsley Energy, Inc., Class A†	54,655	1,381,678

Printing-Commercial - 1.1%

Cimpress NV†#	19,890	3,237,097

Real Estate Investment Trusts - 2.7%

Crown Castle International Corp.	28,816	3,171,489
Equinix, Inc.	4,128	1,618,589
Lamar Advertising Co., Class A	46,752	3,107,605

		7,897,683

Real Estate Management/Services - 0.6%

CBRE Group, Inc., Class A†	34,330	1,604,928

Recreational Vehicles - 0.4%

Polaris Industries, Inc.#	10,155	1,157,568

Rental Auto/Equipment - 0.8%

United Rentals, Inc.†	12,395	2,170,241

Retail-Apparel/Shoe - 1.1%

lululemon athletica, Inc.†	14,419	1,169,381
Tapestry, Inc.	38,320	1,950,871

		3,120,252

Retail-Building Products - 0.4%

Floor & Decor Holdings, Inc., Class A†#	25,365	1,143,201

Retail-Discount - 1.0%

Dollar Tree, Inc.†	29,035	2,980,152

Retail-Gardening Products - 0.3%

Tractor Supply Co.	12,733	826,754

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	19,017	984,320

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	28,224	644,918

Retail-Restaurants - 0.7%

Dunkin’ Brands Group, Inc.#	34,660	2,075,787

Semiconductor Components-Integrated Circuits - 0.5%

Marvell Technology Group, Ltd.	58,035	1,363,242

Semiconductor Equipment - 2.8%

Entegris, Inc.	34,760	1,154,032
KLA-Tencor Corp.	24,971	2,829,464
Lam Research Corp.	11,567	2,219,245
MKS Instruments, Inc.	15,760	1,754,876

		7,957,617

Telecommunication Equipment - 1.5%

NICE, Ltd., ADR#	45,622	4,406,629

Therapeutics - 1.0%

Neurocrine Biosciences, Inc.†#	33,840	2,857,111

Transport-Rail - 0.3%

Canadian Pacific Railway, Ltd.	5,213	931,198

Transport-Truck - 1.7%

Old Dominion Freight Line, Inc.	12,983	1,803,598
XPO Logistics, Inc.†#	32,465	3,195,530

		4,999,128

Wire & Cable Products - 0.6%

Belden, Inc.	22,766	1,655,771

Total Common Stocks
(cost $213,024,922)		276,966,603

CONVERTIBLE PREFERRED SECURITIES - 1.6%
Applications Software - 0.0%

Dropbox, Inc., Series A†(1)(2)(3)	8,758	114,234

E-Commerce/Products - 0.4%

Flipkart, Ltd., Series D†(1)(2)(3)	13,407	1,174,499

E-Commerce/Services - 1.1%

Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,207,052

Wire & Cable Products - 0.1%

Belden, Inc. 6.75%	2,200	217,998

Total Convertible Preferred Securities
(cost $1,804,697)		4,713,783

Total Long-Term Investment Securities
(cost $214,829,619)		281,680,386

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Commercial Paper - 1.3%

Credit Agricole 1.31% due 03/01/18	$3,600,000	3,600,000

Registered Investment Companies - 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(4)(5)	5,280,410	5,280,410

Time Deposits - 0.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/18	482,000	482,000

Total Short-Term Investment Securities
(cost $9,362,410)		9,362,410

TOTAL INVESTMENTS
(cost $224,192,029)	101.2%	291,042,796
Liabilities in excess of other assets	(1.2)	(3,552,818)

NET ASSETS	100.0%	$287,489,978

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $6,063,023 representing 2.1% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc. Class B	5/1/2012	89,561	$810,680	$1,168,174	$13.04	0.41%
SurveyMonkey, Inc	11/25/2014	44,965	739,674	399,064	8.87	0.14%
Convertible Preferred Securities
Airbnb, Inc. Series D	4/16/2014	29,418	1,197,696	3,207,052	109.02	1.12%
Dropbox, Inc. Series A	5/25/2012	8,758	79,351	114,234	13.04	0.04%
Flipkart, Ltd. Series D	10/4/2013	13,407	307,650	1,174,499	87.60	0.41%

				$6,063,023		2.12%

(4)	At February 28, 2018, the Fund had loaned securities with a total value of $48,883,628. This was secured by collateral of $5,280,410, which was received in cash and subsequently invested in short-term investments currently valued at $5,280,410 as reported in the Portfolio of Investments. Additional collateral of $45,180,268 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$12,920,898
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	4,637,995
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	4,795,464
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	1,275,749
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	21,550,162

(5)	The rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$3,206,193	$—		$1,168,174	$4,374,367
E-Commerce/Services	1,286,948	—		399,064	1,686,012
Other Industries	268,344,484	2,561,740	**	—	270,906,224
Convertible Preferred Securities:
Wire & Cable Products	217,998	—		—	217,998
Other Industries	—	—		4,495,785	4,495,785
Short-Term Investment Securities:
Commerical Paper	—	3,600,000		—	3,600,000
Registered Investment Companies	5,280,410	—		—	5,280,410
Time Deposits	—	482,000		—	482,000

Total Investments at Value	$278,336,033	$6,643,740		$6,063,023	$291,042,796

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,319,682	$4,356,582
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	285,102	146,042
Change in unrealized depreciation(1)	(37,546)	(6,839)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 02/28/2018	$1,567,238	$4,495,785

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2018 includes:

Common Stocks	Convertible Preferred Securities
$247,556	$139,203

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2018.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/18	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,168,174	Market Approach	Transaction Price*	$8.1500
			2018 Estimated Revenue Multiple*	5.0x -7.68x (6.33x)
			2019 Estimated Revenue Multiple*	5.1x
			2019 Estimated Gross Profit Multiple*	6.6x
			Discount for Lack of Marketability	10.0%
	$399,064	Market Approach	2017 Revenue Multiple*	5.8x
			2018 EBITIDA Multiple*	20.2x
			2018 Estimated Gross Profit Multiple*	7.9x
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$1,174,499	Market Approach	Primary Market Transaction Price*	$88.1135
			Secondary Market Transaction/Tender Price*	$85.3000
	$3,207,052	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	7.3x
			Discount for Lack of Marketability	10.0%
	$114,234	Market Approach	Transaction Price*	$8.1500
			2018 Estimated Revenue Multiple*	5.0x -7.68x (6.33x)
			2019 Estimated Revenue Multiple*	5.1x
			2019 Estimated Gross Profit Multiple*	6.6x
			Discount for Lack of Marketability	10.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.0%
Airlines - 0.3%

American Airlines Group, Inc.#	27,026	$1,466,160

Applications Software - 9.2%

Intuit, Inc.	14,439	2,409,291
Microsoft Corp.	435,719	40,857,371

		43,266,662

Auto-Cars/Light Trucks - 0.7%

Tesla, Inc.†#	9,492	3,256,326

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	19,859	1,421,706

Beverages-Non-alcoholic - 0.4%

Monster Beverage Corp.†	31,853	2,018,525

Cable/Satellite TV - 3.4%

Charter Communications, Inc., Class A†	14,041	4,801,039
Comcast Corp., Class A	263,441	9,539,199
DISH Network Corp., Class A†	12,873	536,675
Liberty Global PLC, Class A†	12,487	388,845
Liberty Global PLC, Class C†	33,228	997,837

		16,263,595

Casino Hotels - 0.2%

Wynn Resorts, Ltd.	5,805	972,338

Cellular Telecom - 0.8%

T-Mobile US, Inc.†	46,989	2,848,004
Vodafone Group PLC ADR	26,275	743,845

		3,591,849

Commercial Services - 0.2%

Cintas Corp.	6,004	1,024,643

Commercial Services-Finance - 1.8%

Automatic Data Processing, Inc.	25,048	2,888,535
PayPal Holdings, Inc.†	67,884	5,390,669

		8,279,204

Computer Aided Design - 0.6%

Autodesk, Inc.†#	12,380	1,454,278
Cadence Design Systems, Inc.†	15,948	618,304
Synopsys, Inc.†	8,486	718,510

		2,791,092

Computer Data Security - 0.2%

Check Point Software Technologies, Ltd.†	9,231	959,009

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A	33,303	2,731,512

Computer Software - 0.2%

Citrix Systems, Inc.†	8,510	782,920

Computers - 11.0%

Apple, Inc.	289,986	51,652,306

Computers-Memory Devices - 0.5%

Seagate Technology PLC#	16,341	872,610
Western Digital Corp.	16,706	1,454,090

		2,326,700

Consulting Services - 0.2%

Verisk Analytics, Inc.†	9,302	950,571

Data Processing/Management - 0.6%

Fiserv, Inc.†	11,770	1,687,700
Paychex, Inc.	20,276	1,320,576

		3,008,276

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†	4,528	1,188,691
DENTSPLY SIRONA, Inc.	12,972	727,210

		1,915,901

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	4,926	922,295

Distribution/Wholesale - 0.2%

Fastenal Co.#	16,232	888,215

E-Commerce/Products - 9.8%

Amazon.com, Inc.†	27,216	41,162,839
eBay, Inc.†	58,997	2,528,612
JD.com, Inc. ADR†	52,073	2,455,242

		46,146,693

E-Commerce/Services - 1.9%

Booking Holdings, Inc.†	2,754	5,601,746
Ctrip.com International, Ltd. ADR†	25,872	1,189,595
Expedia, Inc.	7,890	829,791
Liberty Ventures, Series A†	4,595	245,925
MercadoLibre, Inc.#	2,494	967,597

		8,834,654

Electronic Components-Semiconductors - 8.4%

Broadcom, Ltd.	23,043	5,679,178
Intel Corp.	264,326	13,028,629
Microchip Technology, Inc.#	13,211	1,174,854
Micron Technology, Inc.†	65,136	3,179,288
NVIDIA Corp.	34,227	8,282,934
Skyworks Solutions, Inc.	10,347	1,130,410
Texas Instruments, Inc.	55,664	6,031,194
Xilinx, Inc.	14,174	1,009,897

		39,516,384

Electronic Forms - 1.2%

Adobe Systems, Inc.†	27,841	5,822,388

Enterprise Software/Service - 0.4%

CA, Inc.	23,639	829,729
Workday, Inc., Class A†#	7,738	980,172

		1,809,901

Entertainment Software - 1.5%

Activision Blizzard, Inc.	42,704	3,122,943
Electronic Arts, Inc.†	17,392	2,151,390
NetEase, Inc. ADR	4,285	1,257,005
Take-Two Interactive Software, Inc.†	6,442	720,667

		7,252,005

Food-Misc./Diversified - 1.8%

Kraft Heinz Co.	68,819	4,614,314
Mondelez International, Inc., Class A	84,403	3,705,292

		8,319,606

Hotels/Motels - 0.6%

Marriott International, Inc., Class A	20,592	2,907,796

Internet Content-Entertainment - 6.6%

Facebook, Inc., Class A†	134,693	24,018,456
Netflix, Inc.†	24,441	7,121,618

		31,140,074

Internet Security - 0.2%

Symantec Corp.	35,017	920,597

Medical Information Systems - 0.3%

Cerner Corp.†	18,775	1,204,604

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	6,328	2,698,576

Medical Products - 0.2%

Henry Schein, Inc.†#	8,865	586,774
Hologic, Inc.†#	15,571	604,622

		1,191,396

Medical-Biomedical/Gene - 6.5%

Alexion Pharmaceuticals, Inc.†	12,618	1,481,984
Amgen, Inc.	40,999	7,534,386
Biogen, Inc.†	11,944	3,451,697
BioMarin Pharmaceutical, Inc.†#	9,919	805,125
Celgene Corp.†	44,468	3,874,052
Gilead Sciences, Inc.	73,778	5,808,542
Illumina, Inc.†	8,246	1,880,253
Incyte Corp.†	11,919	1,015,022
Regeneron Pharmaceuticals, Inc.†	5,960	1,909,822
Shire PLC ADR	4,185	535,680
Vertex Pharmaceuticals, Inc.†	14,284	2,371,573

		30,668,136

Medical-Generic Drugs - 0.3%

Mylan NV†	30,298	1,221,615

Multimedia - 0.8%

Twenty-First Century Fox, Inc., Class A	59,530	2,191,895
Twenty-First Century Fox, Inc., Class B	45,100	1,642,542

		3,834,437

Networking Products - 2.6%

Cisco Systems, Inc.	279,215	12,503,248

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	31,989	2,413,570

Radio - 0.3%

Sirius XM Holdings, Inc.#	259,572	1,630,112

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	21,778	1,700,644

Retail-Auto Parts - 0.2%

O’Reilly Automotive, Inc.†	4,802	1,172,600

Retail-Catalog Shopping - 0.2%

Liberty Interactive Corp. QVC Group, Class A†	25,379	732,692

Retail-Discount - 1.3%

Costco Wholesale Corp.	24,681	4,711,603
Dollar Tree, Inc.†	13,391	1,374,452

		6,086,055

Retail-Drug Store - 0.8%

Walgreens Boots Alliance, Inc.	55,935	3,853,362

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	3,445	700,541

Retail-Restaurants - 1.0%

Starbucks Corp.	80,360	4,588,556

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	20,821	1,877,013
Maxim Integrated Products, Inc.	15,898	968,824
QUALCOMM, Inc.	83,261	5,411,965

		8,257,802

Semiconductor Equipment - 1.5%

Applied Materials, Inc.	60,235	3,468,934
ASML Holding NV	4,060	793,283
KLA-Tencor Corp.	8,851	1,002,907
Lam Research Corp.	9,147	1,754,943

		7,020,067

Toys - 0.1%

Hasbro, Inc.	7,035	672,335

Transport-Rail - 0.6%

CSX Corp.	50,477	2,711,624

Transport-Truck - 0.2%

JB Hunt Transport Services, Inc.	6,199	735,015

Web Portals/ISP - 9.4%

Alphabet, Inc., Class A†	16,847	18,597,740
Alphabet, Inc., Class C†	19,739	21,806,266
Baidu, Inc. ADR†	15,856	4,001,103

		44,405,109

Total Long-Term Investment Securities
(cost $173,192,854)		443,161,999

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37% (1)(2)	858	858

U.S. Government Treasuries - 0.3%

United States Treasury Bills 1.27% due 03/01/2018(3)	$1,000,000	1,000,000
1.48% due 04/12/2018(3)	300,000	299,468

		1,299,468

Total Short-Term Investment Securities
(cost $1,300,341)		1,300,326

REPURCHASE AGREEMENTS - 5.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $27,112,151 collateralized by $28,485,000 of United States Treasury Bonds, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $27,654,263 (cost $27,112,000)	27,112,000	27,112,000

TOTAL INVESTMENTS
(cost $201,605,195)	100.0%	471,574,325
Liabilities in excess of other assets	0.0	(37,948)

NET ASSETS	100.0%	$471,536,377

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2018.
(2)	At February 28, 2018, the Fund had loaned securities with a total value of $14,628,851. This was secured by collateral of $858, which was received in cash and subsequently invested in short-term investments currently valued at $858 as reported in the Portfolio of Investments. Additional collateral of $15,070,061 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$4,004,684
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,437,493
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,486,299
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	184,575
United States Treasury Notes/Bonds	zero coupon to 5.00%	03/15/2018 to 05/15/2047	7,957,010

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
209	Long	NASDAQ 100 E-Mini Index	March 2018	$27,311,522	$28,695,700	$1,384,178

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$443,161,999	$—	$—	$443,161,999
Short-Term Investment Securities:
Registered Investment Companies	858	—	—	858
U.S. Government Treasuries	—	1,299,468	—	1,299,468
Repurchase Agreements	—	27,112,000	—	27,112,000

Total Investments at Value	$443,162,857	$28,411,468	$—	$471,574,325

Other Financial Instruments:†
Futures Contracts	$1,384,178	$—	$—	$1,384,178

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 93.6%
Advanced Materials - 0.0%

STR Holdings, Inc.†#	91,532	$22,910

Aerospace/Defense - 0.2%

Boeing Co.	6,700	2,426,807

Applications Software - 12.4%

Dropbox, Inc., Class B†(1)(2)(3)	58,732	766,061
Intuit, Inc.	78,911	13,167,089
Microsoft Corp.	596,605	55,943,651
Red Hat, Inc.†	157,065	23,151,381
salesforce.com, Inc.†	350,236	40,714,935
ServiceNow, Inc.†#	192,319	30,965,282
Tableau Software, Inc., Class A†#	65,855	5,378,378

		170,086,777

Auto-Cars/Light Trucks - 0.9%

Tesla, Inc.†#	37,680	12,926,501

Auto/Truck Parts & Equipment-Original - 0.1%

Hota Industrial Manufacturing Co., Ltd.	301,067	1,316,892

B2B/E-Commerce - 0.1%

Cafe24 Corp.†	11,637	980,048

Building Products-Light Fixtures - 0.4%

Cree, Inc.†#	131,335	4,968,403

Cable/Satellite TV - 0.9%

Liberty Global PLC, Class C†	428,514	12,868,275

Chemicals-Diversified - 0.3%

DowDuPont, Inc.	65,800	4,625,740

Circuit Boards - 0.2%

Silergy Corp.	105,000	2,317,837

Commercial Services - 0.2%

CoStar Group, Inc.†	6,270	2,145,155

Commercial Services-Finance - 7.0%

FleetCor Technologies, Inc.†	49,584	9,913,329
Global Payments, Inc.	160,746	18,226,989
PayPal Holdings, Inc.†	279,338	22,182,230
Sabre Corp.#	131,300	3,015,961
Square, Inc., Class A†#	414,150	19,071,607
Total System Services, Inc.	114,326	10,054,972
TransUnion†	67,985	3,879,904
WEX, Inc.†	59,714	8,930,229
Worldpay, Inc., Class A†	7,685	624,637

		95,899,858

Computer Aided Design - 0.4%

Autodesk, Inc.†	10,315	1,211,703
Synopsys, Inc.†	45,000	3,810,150

		5,021,853

Computer Data Security - 0.4%

Sophos Group PLC*	779,124	5,278,395

Computer Services - 2.8%

Accenture PLC, Class A	25,393	4,088,527
Capgemini SE	9,765	1,220,518
Cognizant Technology Solutions Corp., Class A	114,435	9,385,959
DXC Technology Co.	170,920	17,526,137
Genpact, Ltd.	178,417	5,596,941

		37,818,082

Computer Software - 0.2%

Cloudera, Inc.†#	26,216	499,415
Splunk, Inc.†#	25,255	2,353,766

		2,853,181

Computers - 1.7%

Apple, Inc.	126,268	22,490,856
HP, Inc.	57,020	1,333,698

		23,824,554

Computers-Memory Devices - 2.2%

NetApp, Inc.	431,891	26,151,000
Pure Storage, Inc., Class A†	156,340	3,387,888

		29,538,888

Computers-Other - 0.4%

Lumentum Holdings, Inc.†#	85,434	5,211,474

Consumer Products-Misc. - 0.0%

Tongda Hong Tai Holding, Ltd.†	104,250	0

Drug Delivery Systems - 0.3%

DexCom, Inc.†#	85,500	4,799,970

E-Commerce/Products - 6.5%

Alibaba Group Holding, Ltd. ADR†#	81,359	15,144,165
Amazon.com, Inc.†	46,356	70,111,132
Delivery Hero AG†*	63,877	2,804,847
Flipkart, Ltd.†(1)(2)(3)	524	45,904
JD.com, Inc. ADR†	15,055	709,843

		88,815,891

E-Commerce/Services - 3.8%

51job, Inc. ADR†	8,910	583,338
58.com, Inc. ADR†#	30,341	2,286,801
Booking Holdings, Inc.†	12,107	24,626,122
Ctrip.com International, Ltd. ADR†	363,480	16,712,810
Expedia, Inc.	33,840	3,558,953
MercadoLibre, Inc.#	4,645	1,802,121
TripAdvisor, Inc.†#	24,087	965,407
Yume No Machi Souzou Iinkai Co., Ltd.#	59,000	954,820

		51,490,372

E-Services/Consulting - 0.3%

CDW Corp.	55,535	4,050,168

Electronic Components-Misc. - 1.3%

AAC Technologies Holdings, Inc.	86,500	1,710,645
Bizlink Holding, Inc.	202,725	1,805,956
Corning, Inc.	74,700	2,172,276
Flex, Ltd.†	412,505	7,466,340
LandMark Optoelectronics Corp.	84,976	1,076,545
Nidec Corp.	18,045	2,886,694
Tongda Group Holdings, Ltd.#	4,170,000	1,000,710

		18,119,166

Electronic Components-Semiconductors - 10.8%

Advanced Micro Devices, Inc.†#	549,719	6,657,097
ams AG	26,642	3,144,898
Broadcom, Ltd.	104,767	25,820,875
Infineon Technologies AG	204,745	5,566,764
IPG Photonics Corp.†	29,077	7,142,474
Microchip Technology, Inc.#	137,261	12,206,621
Micron Technology, Inc.†	648,941	31,674,810
Microsemi Corp.†	91,607	5,945,294
NVIDIA Corp.	73,005	17,667,210

ON Semiconductor Corp.†	82,900	1,982,968
Samsung Electronics Co., Ltd.	4,636	10,047,694
Sino-American Silicon Products, Inc.	691,000	2,065,738
Texas Instruments, Inc.	107,845	11,685,006
Tower Semiconductor, Ltd.†	129,876	3,769,002
Xilinx, Inc.	32,441	2,311,421

		147,687,872

Electronic Measurement Instruments - 0.2%

Itron, Inc.†	43,398	3,037,860

Enterprise Software/Service - 3.4%

Guidewire Software, Inc.†#	22,065	1,772,261
Micro Focus International PLC	35,040	991,336
MuleSoft, Inc., Class A†	35,665	1,101,335
Oracle Corp.	14,420	730,661
Paycom Software, Inc.†#	133,165	13,172,682
Temenos Group AG	16,120	1,889,806
Veeva Systems, Inc., Class A†	18,165	1,266,101
Workday, Inc., Class A†#	204,446	25,897,175

		46,821,357

Entertainment Software - 0.9%

Electronic Arts, Inc.†	22,799	2,820,236
NetEase, Inc. ADR	9,545	2,800,026
Nexon Co., Ltd.†	93,600	3,384,776
Take-Two Interactive Software, Inc.†	34,120	3,817,004

		12,822,042

Finance-Credit Card - 2.3%

Alliance Data Systems Corp.	29,180	7,031,213
Mastercard, Inc., Class A	10,700	1,880,632
Pagseguro Digital, Ltd., Class A†#	27,900	899,496
Visa, Inc., Class A#	174,304	21,428,934

		31,240,275

Finance-Other Services - 0.2%

WageWorks, Inc.†	45,063	2,363,554

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	62,099	3,891,744

Industrial Automated/Robotic - 0.3%

Cognex Corp.	74,410	3,996,561

Instruments-Controls - 0.4%

Sensata Technologies Holding NV†#	102,900	5,439,294

Internet Application Software - 1.5%

Okta, Inc.†#	150,515	5,808,374
Tencent Holdings, Ltd.	267,767	14,685,351

		20,493,725

Internet Content-Entertainment - 5.8%

Facebook, Inc., Class A†	317,011	56,529,402
Netflix, Inc.†	73,545	21,429,542
Twitter, Inc.†	24,920	793,951

		78,752,895

Internet Content-Information/News - 0.1%

Yelp, Inc.†	16,305	710,246

Internet Security - 2.5%

Palo Alto Networks, Inc.†#	95,899	16,626,009
Proofpoint, Inc.†#	117,870	12,632,128
Symantec Corp.	204,713	5,381,905

		34,640,042

Lasers-System/Components - 0.3%

Coherent, Inc.†	21,480	4,492,757

Lighting Products & Systems - 0.1%

OSRAM Licht AG	17,476	1,386,819

Machinery-General Industrial - 0.3%

Zebra Technologies Corp., Class A†	32,313	4,463,718

Medical Instruments - 0.2%

Intuitive Surgical, Inc.†	6,540	2,788,983

Medical Products - 0.4%

Becton Dickinson and Co.	14,000	3,108,280
Smith & Nephew PLC	160,583	2,789,515

		5,897,795

Medical-Biomedical/Gene - 0.6%

Illumina, Inc.†	7,502	1,710,606
Shire PLC ADR#	47,200	6,041,600

		7,752,206

Medical-Drugs - 0.9%

Grifols SA ADR	136,000	2,964,800
Roche Holding AG	39,405	9,136,784

		12,101,584

Metal Processors & Fabrication - 0.2%

Catcher Technology Co., Ltd.	265,000	3,158,723

Motion Pictures & Services - 0.0%

Dolby Laboratories, Inc., Class A	9,735	628,394

Networking Products - 2.0%

Arista Networks, Inc.†	69,115	18,643,080
Cisco Systems, Inc.	197,730	8,854,350

		27,497,430

Photo Equipment & Supplies - 1.7%

Largan Precision Co., Ltd.	96,883	11,902,773
Sunny Optical Technology Group Co., Ltd.	671,285	11,145,717

		23,048,490

Publishing-Newspapers - 0.2%

News Corp., Class A	177,900	2,869,527

Real Estate Investment Trusts - 0.3%

Equinix, Inc.	12,098	4,743,626

Retail-Apparel/Shoe - 0.4%

Zalando SE†	96,303	5,497,796

Semiconductor Components-Integrated Circuits - 4.7%

Integrated Device Technology, Inc.†	129,089	3,916,560
Marvell Technology Group, Ltd.	1,077,073	25,300,445
Maxim Integrated Products, Inc.	32,700	1,992,738
QUALCOMM, Inc.	428,148	27,829,620
Taiwan Semiconductor Manufacturing Co., Ltd.	602,780	4,950,433

		63,989,796

Semiconductor Equipment - 2.4%

Applied Materials, Inc.	67,897	3,910,188
ASML Holding NV	28,652	5,598,314
Axcelis Technologies, Inc.†	71,508	1,748,371
KLA-Tencor Corp.	34,793	3,942,395
Lam Research Corp.	38,600	7,405,796
Teradyne, Inc.	165,013	7,491,590
Tokyo Electron, Ltd.	17,200	3,355,682

		33,452,336

Software Tools - 0.5%

VMware, Inc., Class A†#	49,985	6,585,524

Telephone-Integrated - 0.2%

SoftBank Group Corp.	27,700	2,285,329

Toys - 0.1%

Nintendo Co., Ltd.	1,500	686,022

Transactional Software - 0.1%

Amadeus IT Group SA	17,720	1,300,555

Web Hosting/Design - 0.1%

Wix.com, Ltd.†#	12,671	950,959

Web Portals/ISP - 6.2%

Alphabet, Inc., Class A†	36,048	39,794,108
Alphabet, Inc., Class C†	20,728	22,898,844
Baidu, Inc. ADR†	8,235	2,078,020
Mail.ru Group, Ltd. GDR†	171,156	6,104,065
NAVER Corp.	7,622	5,622,227
SINA Corp.†	13,452	1,572,942
Yandex NV, Class A†	162,092	6,660,360

		84,730,566

Total Common Stocks
(cost $970,496,118)		1,279,613,599

CONVERTIBLE PREFERRED SECURITIES - 0.6%
Applications Software - 0.1%

Dropbox, Inc., Series A-1†(1)(2)(3)	119,521	1,558,952
Dropbox, Inc., Series A†(1)(2)(3)	12,378	161,451

		1,720,403

E-Commerce/Products - 0.0%

Flipkart, Ltd., Series A†(1)(2)(3)	181	15,856
Flipkart, Ltd., Series C†(1)(2)(3)	316	27,683
Flipkart, Ltd., Series E†(1)(2)(3)	586	51,335
Flipkart, Ltd., Series G†(1)(2)(3)	3,419	404,719

		499,593

E-Commerce/Services - 0.4%

Airbnb, Inc., Series E†(1)(2)(3)	26,943	2,937,236
Uber Technologies, Inc., Series D†(1)(2)(3)	36,257	1,259,878
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	11,731	585,806

		4,782,920

Web Portals/ISP - 0.1%

Pinterest, Inc., Series G†(1)(2)(3)	205,650	1,429,268

Total Convertible Preferred Securities
(cost $6,595,305)		8,432,184

REGISTERED INVESTMENT COMPANIES - 1.7%

Altaba, Inc.† (cost $10,783,598)	302,500	22,642,125

Total Long-Term Investment Securities
(cost $987,875,021)		1,310,687,908

SHORT-TERM INVESTMENT SECURITIES - 5.3%
Registered Investment Companies - 3.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(4)	500,508	500,508
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(4)(5)	16,348,064	16,348,064
T. Rowe Price Government Reserve Fund 1.36%(4)	33,243,195	33,243,195

		50,091,767

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/2018	$22,847,000	22,847,000

Total Short-Term Investment Securities
(cost $72,938,767)		72,938,767

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $1,159,006 collateralized by $1,250,000 of U.S. Treasury Notes, bearing interest at 2.00% due 02/15/2025 and having an approximate value of $1,183,980 (cost $1,159,000)	1,159,000	1,159,000

TOTAL INVESTMENTS
(cost $1,061,972,788)	101.3%	1,384,785,675
Liabilities in excess of other assets	(1.3)	(17,502,203)

NET ASSETS	100.0%	$1,367,283,472

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $8,083,242 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $9,244,149 representing 0.7% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	58,732	$531,606	$766,061	$13.04	0.06%
Flipkart, Ltd.	03/19/2015	524	59,736	45,904	87.60	0.00
Convertible Preferred Securities
Airbnb, Inc.
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,937,236	109.02	0.22

Dropbox, Inc.
Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,558,952	13.04	0.11

Dropbox, Inc.
Series A	05/01/2012	12,378	112,010	161,451	13.04	0.01
Flipkart, Ltd.
Series A	03/19/2015	181	20,634	15,856	87.60	0.00
Flipkart, Ltd.
Series C	03/19/2015	316	36,024	27,683	87.60	0.00
Flipkart, Ltd.
Series E	03/19/2015	586	66,804	51,335	87.60	0.00
Flipkart, Ltd.
Series G	12/17/2014	3,419	409,459	404,719	118.37	0.03
Pinterest, Inc.
Series G	03/19/2015	205,650	1,476,380	1,429,268	6.95	0.11
Uber Technologies, Inc.
Series D	06/05/2014	36,257	562,457	1,259,878	34.75	0.09
Xiaoju Kuaizhi, Inc.
Series A-17	10/19/2015	11,731	321,737	585,806	49.94	0.05

				$9,244,149		0.68%

(4)	The rate shown is the 7-day yield as of February 28, 2018.
(5)	At February 28, 2018, the Fund had loaned securities with a total value of $174,717,028. This was secured by collateral of $16,348,064, which was received in cash and subsequently invested in short-term investments currently valued at $16,348,064 as reported in the Portfolio of Investments. Additional collateral of $163,453,316 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$43,559,963
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	15,635,977
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	16,166,849
United States Treasury Bills	0.00%	03/29/2018 to 11/08/2018	3,266,727
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	84,823,800

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$169,320,716	$—		$766,061	$170,086,777
Consumer Products-Misc.	—	0		—	0
E-Commerce/Products	85,965,140	2,804,847	**	45,904	88,815,891
Other Industries	890,043,116	130,667,815	**	—	1,020,710,931
Convertible Preferred Securities	—	—		8,432,184	8,432,184
Registered Investment Companies	22,642,125	—		—	22,642,125
Short-Term Investment Securities:
Registered Investment Companies	50,091,767	—		—	50,091,767
Time Deposits	—	22,847,000		—	22,847,000
Repurchase Agreements	—	1,159,000		—	1,159,000

Total Investments at Value	$1,218,062,864	$157,478,662		$9,244,149	$1,384,785,675

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $93,431,229 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2017	$1,370,523	$10,788,623
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	328,666	876,151
Realized Loss	(2,927)	(8,574)
Change in unrealized appreciation(1)	128,991	617,300
Change in unrealized depreciation(1)	—	(2,090,369)
Net Purchases	—	—
Net Sales	(1,013,288)	(1,750,947)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 02/28/2018	$811,965	$8,432,184

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2018 includes:

Common Stocks	Convertible Preferred Securities
$186,696	$131,444

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2018.

See Notes to Portfolio of Investments.

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Advanced Materials - 0.8%

Hexcel Corp.	18,033	$1,213,260

Aerospace/Defense-Equipment - 1.1%

HEICO Corp., Class A	22,238	1,612,255

Airlines - 1.5%

Azul SA ADR†#	71,650	2,205,387

Applications Software - 2.7%

HubSpot, Inc.†#	11,890	1,320,385
MINDBODY, Inc., Class A†	74,530	2,656,994

		3,977,379

Auto Repair Centers - 0.0%

Monro, Inc.	490	24,941

Auto/Truck Parts & Equipment-Original - 1.4%

Delphi Technologies PLC	25,960	1,239,590
Visteon Corp.†	7,040	871,834

		2,111,424

Banks-Commercial - 2.7%

Texas Capital Bancshares, Inc.†#	20,820	1,877,964
Western Alliance Bancorp†	36,223	2,117,597

		3,995,561

Banks-Mortgage - 1.1%

Walker & Dunlop, Inc.	33,770	1,632,104

Building & Construction Products-Misc. - 0.5%

Simpson Manufacturing Co., Inc.	12,010	664,393

Casino Services - 0.7%

Eldorado Resorts, Inc.†#	32,080	1,093,928

Chemicals-Specialty - 4.3%

Ashland Global Holdings, Inc.	25,030	1,772,624
Ferro Corp.†	91,090	1,948,415
GCP Applied Technologies, Inc.†	37,680	1,158,660
Versum Materials, Inc.	36,580	1,354,192

		6,233,891

Commercial Services - 1.0%

Weight Watchers International, Inc.†	21,350	1,443,687

Commercial Services-Finance - 3.2%

Euronet Worldwide, Inc.†	26,918	2,284,531
LendingTree, Inc.†#	3,193	1,112,760
WEX, Inc.†	9,040	1,351,932

		4,749,223

Computer Services - 1.3%

WNS Holdings, Ltd. ADR†	41,670	1,875,150

Computer Software - 3.0%

Cornerstone OnDemand, Inc.†#	28,730	1,177,930
Envestnet, Inc.†	23,070	1,271,157
InterXion Holding NV†	35,434	1,994,934

		4,444,021

Computers-Other - 1.0%

Lumentum Holdings, Inc.†#	25,154	1,534,394

Data Processing/Management - 1.2%

Fair Isaac Corp.	10,460	1,777,572

Distribution/Wholesale - 1.5%

H&E Equipment Services, Inc.	57,540	2,168,683

Electric Products-Misc. - 1.1%

Littelfuse, Inc.#	7,942	1,647,965

Electronic Components-Semiconductors - 2.4%

Monolithic Power Systems, Inc.	14,835	1,736,585
Tower Semiconductor, Ltd.†#	61,286	1,778,520

		3,515,105

Electronic Measurement Instruments - 1.0%

Orbotech, Ltd.†	26,660	1,465,234

Enterprise Software/Service - 3.8%

Black Knight, Inc.†	44,831	2,136,197
Coupa Software, Inc.†#	44,020	1,963,292
Ultimate Software Group, Inc.†#	6,260	1,492,760

		5,592,249

Food-Misc./Diversified - 1.9%

Nomad Foods, Ltd.†	168,520	2,762,043

Footwear & Related Apparel - 1.1%

Steven Madden, Ltd.†	35,155	1,543,305

Gambling (Non-Hotel) - 1.1%

Red Rock Resorts, Inc., Class A	48,270	1,617,045

Health Care Cost Containment - 0.9%

HealthEquity, Inc.†	23,600	1,358,888

Insurance-Life/Health - 0.8%

Primerica, Inc.	11,620	1,132,950

Insurance-Reinsurance - 1.6%

Essent Group, Ltd.†	51,750	2,333,407

Internet Security - 1.6%

Proofpoint, Inc.†#	21,602	2,315,086

Internet Telephone - 3.3%

RingCentral, Inc., Class A†	75,931	4,757,077

Machine Tools & Related Products - 1.1%

Kennametal, Inc.	40,310	1,660,772

Machinery-General Industrial - 2.1%

Altra Industrial Motion Corp.	31,770	1,378,818
Welbilt, Inc.†	83,020	1,644,626

		3,023,444

Medical Instruments - 0.3%

iRhythm Technologies, Inc.†#	7,400	459,910

Medical Labs & Testing Services - 0.9%

Teladoc, Inc.†#	32,670	1,310,067

Medical Products - 2.1%

Globus Medical, Inc., Class A†	34,150	1,626,906
Penumbra, Inc.†#	13,120	1,419,584

		3,046,490

Medical-Biomedical/Gene - 12.0%

Amicus Therapeutics, Inc.†#	116,357	1,601,072
Audentes Therapeutics, Inc.†	17,750	597,998
Bluebird Bio, Inc.†#	10,778	2,166,378
Blueprint Medicines Corp.†	18,972	1,642,216
Celyad SA ADR†#	12,246	485,309
Exact Sciences Corp.†#	36,400	1,623,804
Five Prime Therapeutics, Inc.†	42,762	909,120
Immunomedics, Inc.†#	73,370	1,240,687
Insmed, Inc.†#	21,400	518,094
Iovance Biotherapeutics, Inc.†#	93,478	1,621,843
Ligand Pharmaceuticals, Inc.†#	8,969	1,362,302
Loxo Oncology, Inc.†	16,869	1,876,170
Sage Therapeutics, Inc.†	10,828	1,747,206
Sienna Biopharmaceuticals, Inc.†#	15,680	245,862

		17,638,061

Medical-Drugs - 1.8%

Aimmune Therapeutics, Inc.†#	26,540	862,550
Eagle Pharmaceuticals, Inc.†#	13,990	785,399
Madrigal Pharmaceuticals, Inc.†#	7,460	940,258

		2,588,207

Medical-HMO - 1.3%

WellCare Health Plans, Inc.†	9,969	1,933,089

Networking Products - 1.7%

LogMeIn, Inc.	21,550	2,490,102

Oil Companies-Exploration & Production - 1.6%

Diamondback Energy, Inc.†#	5,794	722,164
RSP Permian, Inc.†	43,770	1,676,829

		2,398,993

Patient Monitoring Equipment - 2.2%

Insulet Corp.†	20,810	1,562,623
Masimo Corp.†	18,740	1,640,312

		3,202,935

Power Converter/Supply Equipment - 0.9%

Advanced Energy Industries, Inc.†	18,820	1,248,142

Recreational Centers - 1.5%

Planet Fitness, Inc., Class A†#	59,310	2,193,284

Recreational Vehicles - 0.9%

LCI Industries	11,750	1,284,275

Retail-Apparel/Shoe - 1.0%

Burlington Stores, Inc.†	11,711	1,436,237

Retail-Automobile - 1.3%

Lithia Motors, Inc., Class A#	18,199	1,890,694

Retail-Building Products - 1.1%

Beacon Roofing Supply, Inc.†	31,510	1,667,194

Retail-Discount - 1.1%

Ollie’s Bargain Outlet Holdings, Inc.†	26,039	1,545,415

Retail-Misc./Diversified - 0.7%

Five Below, Inc.†	15,120	1,010,772

Retail-Restaurants - 1.8%

Wendy’s Co.	89,030	1,420,029
Wingstop, Inc.	28,110	1,273,664

		2,693,693

Rubber/Plastic Products - 1.0%

Proto Labs, Inc.†	13,170	1,434,872

Schools - 1.7%

Grand Canyon Education, Inc.†#	24,844	2,438,439

Semiconductor Components-Integrated Circuits - 0.9%

Cypress Semiconductor Corp.#	74,770	1,306,232

Semiconductor Equipment - 1.5%

MKS Instruments, Inc.	20,180	2,247,043

Steel-Specialty - 1.0%

Allegheny Technologies, Inc.†#	57,690	1,494,748

Therapeutics - 1.3%

GW Pharmaceuticals PLC ADR†#	12,090	1,373,908
Vital Therapies, Inc.†#	85,984	460,014

		1,833,922

Transport-Truck - 1.4%

Saia, Inc.†	27,420	1,992,063

Web Hosting/Design - 2.1%

Q2 Holdings, Inc.†	30,180	1,374,699
Wix.com, Ltd.†#	22,930	1,720,896

		3,095,595

Total Long-Term Investment Securities
(cost $110,762,227)		143,362,297

SHORT-TERM INVESTMENT SECURITIES - 6.1%
Registered Investment Companies - 6.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)
(cost $8,875,215)	8,875,215	8,875,215

REPURCHASE AGREEMENTS - 1.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $2,376,013 collateralized by $2,500,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $2,427,090

(cost $2,376,000)	$2,376,000	2,376,000
TOTAL INVESTMENTS
(cost $122,013,442)	105.6%	154,613,512
Liabilities in excess of other assets	(5.6)	(8,209,897)

NET ASSETS	100.0%	$146,403,615

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $31,112,367. This was secured by collateral of $8,875,215, which was received in cash and subsequently invested in short-term investments currently valued at $8,875,215 as reported in the Portfolio of Investments. Additional collateral of $23,315,012 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$3,582,416
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	1,285,919
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	1,329,578
United States Treasury Bills	0.00%	04/05/2018 to 11/08/2018	1,023,200
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/31/2018 to 08/15/2047	16,093,899

(2)	The rate shown is the 7-day yield as of February 28, 2018.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$143,362,297	$—	$—	$143,362,297
Short-Term Investment Securities	8,875,215	—	—	8,875,215
Repurchase Agreements	—	2,376,000	—	2,376,000

Total Investments at Value	$152,237,512	$2,376,000	$—	$154,613,512

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.	13,000	$236,600

Advertising Agencies - 0.0%

Telaria, Inc.†	20,000	77,000

Aerospace/Defense - 0.5%

Air Industries Group†#	25,800	35,346
Cubic Corp.	3,164	194,270
Teledyne Technologies, Inc.†	6,800	1,264,460

		1,494,076

Aerospace/Defense-Equipment - 0.3%

Aerojet Rocketdyne Holdings, Inc.†	13,449	363,123
CPI Aerostructures, Inc.†	8,000	65,600
Moog, Inc., Class A†	4,800	402,384

		831,107

Agricultural Operations - 0.1%

Cadiz, Inc.†#	14,400	199,440

Airlines - 0.0%

Hawaiian Holdings, Inc.	2,700	97,200

Apparel Manufacturers - 0.8%

Carter’s, Inc.	17,678	2,062,669
Cherokee, Inc.†	6,400	10,240
Delta Apparel, Inc.†	10,500	189,525
Lakeland Industries, Inc.†	14,000	184,100

		2,446,534

Applications Software - 1.4%

Brightcove, Inc.†	9,000	61,650
BSQUARE Corp.†	15,000	54,750
CCUR Holdings, Inc.	13,902	74,376
Descartes Systems Group, Inc.†	24,800	655,960
Five9, Inc.†	25,271	767,227
PDF Solutions, Inc.†#	14,640	163,090
Tableau Software, Inc., Class A†#	29,601	2,417,514

		4,194,567

Auction Houses/Art Dealers - 0.8%

KAR Auction Services, Inc.	44,664	2,415,429

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	27,000

Auto Repair Centers - 0.2%

Monro, Inc.#	10,225	520,453

Auto-Heavy Duty Trucks - 0.1%

REV Group, Inc.	8,194	221,238

Auto/Truck Parts & Equipment-Original - 0.6%

Allison Transmission Holdings, Inc.	30,153	1,194,963
Gentherm, Inc.†	15,470	476,476
SORL Auto Parts, Inc.†#	15,300	92,106
Strattec Security Corp.	1,500	51,675

		1,815,220

Auto/Truck Parts & Equipment-Replacement - 0.4%

Douglas Dynamics, Inc.	27,665	1,231,093

Banks-Commercial - 10.7%

1st Constitution Bancorp	6,400	123,520
AmeriServ Financial, Inc.	22,000	89,100
Anchor Bancorp, Inc.†	3,000	74,100
Associated Banc-Corp.	81,499	2,013,025
Atlantic Capital Bancshares, Inc.†	11,892	205,732
Bank of Commerce Holdings	7,640	82,512
BankUnited, Inc.	79,911	3,214,020
Blue Hills Bancorp, Inc.	12,291	247,664
Bridge Bancorp, Inc.	10,200	338,640
C&F Financial Corp.	3,000	139,050
Capstar Financial Holdings, Inc.†#	7,500	142,650
Chemung Financial Corp.	5,500	234,960
Citizens Holding Co.	4,500	99,000
Codorus Valley Bancorp, Inc.	3,307	86,544
Columbia Banking System, Inc.	5,869	245,207
Commerce Bancshares, Inc.	25,491	1,472,615
FB Financial Corp.†	10,600	419,018
First Bancorp, Inc.	7,165	193,168
First Bancshares, Inc.	3,500	111,125
First Financial Bancorp#	45,962	1,250,166
First Hawaiian, Inc.#	70,703	1,964,836
First Horizon National Corp.	112,910	2,150,936
First Interstate BancSystem, Inc., Class A	18,100	714,950
First Northwest Bancorp†	6,500	104,000
Glacier Bancorp, Inc.#	24,697	960,713
Great Western Bancorp, Inc.	39,846	1,629,303
Guaranty Bancorp	9,800	269,010
Hawthorn Bancshares, Inc.	3,000	60,600
Heritage Commerce Corp.	17,421	274,903
Heritage Financial Corp.	10,300	306,425
Home BancShares, Inc.	20,300	466,697
Hope Bancorp, Inc.	14,900	269,094
IBERIABANK Corp.	24,750	1,999,800
Live Oak Bancshares, Inc.	11,067	288,849
MBT Financial Corp.	15,300	156,060
MidSouth Bancorp, Inc.	9,800	122,500
National Commerce Corp.†	2,700	115,965
Northrim BanCorp, Inc.	7,100	236,075
Ohio Valley Banc Corp.#	6,400	250,560
Penns Woods Bancorp, Inc.	3,200	129,952
Peoples Bancorp of North Carolina, Inc.	6,050	168,493
Pinnacle Financial Partners, Inc.	7,958	513,689
Popular, Inc.	9,000	378,090
Premier Financial Bancorp, Inc.	4,714	83,061
Prosperity Bancshares, Inc.	6,900	517,500
Seacoast Banking Corp. of Florida†	21,724	569,603
Shore Bancshares, Inc.	8,000	136,160
Simmons First National Corp., Class A	9,400	267,430
South State Corp.	4,236	367,261
Sterling Bancorp, Inc.	12,036	168,504
Sussex Bancorp	6,000	174,300
Texas Capital Bancshares, Inc.†#	4,650	419,430
Towne Bank	12,400	354,020
TriState Capital Holdings, Inc.†	4,802	107,325
United Security Bancshares	23,355	238,221
Unity Bancorp, Inc.	11,000	227,150
Univest Corp. of Pennsylvania	9,971	273,205
Webster Financial Corp.	7,715	421,085
Western Alliance Bancorp†	44,563	2,605,153
Western New England Bancorp, Inc.	8,000	79,600
Wintrust Financial Corp.	21,960	1,855,840

		33,178,164

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	2,937	206,177

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	2,800	456,540

Building & Construction Products-Misc. - 0.8%

Aspen Aerogels, Inc.†	28,200	129,720
Gibraltar Industries, Inc.†	13,655	473,829
Louisiana-Pacific Corp.	10,200	290,700
Quanex Building Products Corp.	11,384	190,682
Simpson Manufacturing Co., Inc.	3,800	210,216
USG Corp.†	39,832	1,331,185

		2,626,332

Building Products-Air & Heating - 0.1%

Lennox International, Inc.	2,100	429,723

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.#	600	122,358

Building Products-Doors & Windows - 0.5%

JELD-WEN Holding, Inc.†	41,104	1,280,801
PGT Innovations , Inc.†	19,690	344,575

		1,625,376

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	22,000	171,820

Building-Heavy Construction - 0.1%

Goldfield Corp.†	31,500	148,050
Layne Christensen Co.†#	10,000	155,000
Orion Group Holdings, Inc.†	16,100	101,108
Willbros Group, Inc.†	50,900	48,263

		452,421

Building-Residential/Commercial - 0.3%

New Home Co., Inc.†	10,500	118,020
PICO Holdings, Inc.	10,000	122,500
TRI Pointe Group, Inc.†#	36,717	562,872

		803,392

Cable/Satellite TV - 0.3%

Cable One, Inc.	1,137	774,252

Casino Hotels - 0.2%

Monarch Casino & Resort, Inc.†	13,156	555,578

Casino Services - 0.0%

Gaming Partners International Corp.	8,967	89,222

Chemicals-Diversified - 0.6%

Orion Engineered Carbons SA	12,159	334,981
Quaker Chemical Corp.	11,042	1,573,816

		1,908,797

Chemicals-Plastics - 0.1%

PolyOne Corp.	7,800	322,218

Chemicals-Specialty - 2.0%

CSW Industrials, Inc.†	3,600	165,060
GCP Applied Technologies, Inc.†	68,657	2,111,203
KMG Chemicals, Inc.	3,900	233,883
Minerals Technologies, Inc.	5,700	391,590
Oil-Dri Corp. of America	4,900	176,694
PQ Group Holdings, Inc.†#	92,380	1,237,892
Valvoline, Inc.	80,565	1,845,744

		6,162,066

Coal - 0.0%

Westmoreland Coal Co.†#	13,000	5,474

Commercial Services - 1.5%

Collectors Universe, Inc.	7,200	112,104
CoreLogic, Inc.†	28,546	1,298,843
Emerald Expositions Events, Inc.#	32,188	686,248
Healthcare Services Group, Inc.#	3,600	163,548
HMS Holdings Corp.†	24,200	388,168
Intersections, Inc.†	12,500	25,250
Performant Financial Corp.†	50,000	133,500
Reis, Inc.	7,000	134,750
ServiceMaster Global Holdings, Inc.†	29,207	1,500,072
ServiceSource International, Inc.†	40,000	146,400
Team, Inc.†#	8,900	145,515

		4,734,398

Commercial Services-Finance - 0.7%

Cardtronics PLC, Class A†	17,859	399,684
CPI Card Group, Inc.#	12,087	30,822
Liberty Tax, Inc.	9,000	70,650
Morningstar, Inc.	15,104	1,411,469
PRGX Global, Inc.†	26,500	198,750

		2,111,375

Communications Software - 0.1%

Seachange International, Inc.†	54,500	167,860

Computer Aided Design - 0.7%

Aspen Technology, Inc.†#	28,837	2,228,523

Computer Graphics - 0.1%

CyberArk Software, Ltd.†	8,190	405,487

Computer Services - 0.1%

Computer Task Group, Inc.†	19,600	156,212
StarTek, Inc.†	10,000	108,000

		264,212

Computer Software - 1.0%

Cision, Ltd.†#	106,649	1,284,054
Computer Modelling Group, Ltd.	17,000	118,968
MongoDB, Inc.†	1,137	36,623
MongoDB, Inc., Class B†(4)(5)	2,237	68,451
Splunk, Inc.†#	3,832	357,142
SS&C Technologies Holdings, Inc.	21,900	1,084,488

		2,949,726

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	13,000	145,210
Echelon Corp.†	11,200	52,752
Radisys Corp.†#	36,000	30,960

		228,922

Computers-Memory Devices - 0.0%

Quantum Corp.†	11,500	42,090

Computers-Other - 0.3%

Lumentum Holdings, Inc.†#	14,500	884,500

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	69,165
TransAct Technologies, Inc.	7,500	103,875

		173,040

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	18,600	705,498
CRA International, Inc.	2,500	124,975
Information Services Group, Inc.†#	42,400	178,928

		1,009,401

Consumer Products-Misc. - 0.9%

Acme United Corp.	4,570	107,395
CSS Industries, Inc.	4,500	82,845
Spectrum Brands Holdings, Inc.#	27,292	2,693,993

		2,884,233

Containers-Metal/Glass - 0.4%

Crown Holdings, Inc.†	24,359	1,214,053

Containers-Paper/Plastic - 0.0%

Multi-Color Corp.#	1,241	78,617

Cosmetics & Toiletries - 0.1%

CCA Industries, Inc.†	3,421	10,588
Edgewell Personal Care Co.†#	8,600	431,290

		441,878

Data Processing/Management - 0.1%

Amber Road, Inc.†	9,700	88,270
Innodata, Inc.†	52,600	61,016

		149,286

Direct Marketing - 0.0%

EVINE Live, Inc.†	90,000	101,700

Disposable Medical Products - 0.8%

ICU Medical, Inc.†	7,748	1,791,725
STERIS PLC	6,400	584,320

		2,376,045

Distribution/Wholesale - 2.2%

BlueLinx Holdings, Inc.†	8,000	120,960
Core-Mark Holding Co., Inc.	10,906	223,246
Educational Development Corp.†#	11,000	212,850
Houston Wire & Cable Co.†	14,739	102,436
Pool Corp.	30,395	4,195,422
SiteOne Landscape Supply, Inc.†#	11,168	768,805
Watsco, Inc.	7,320	1,210,508

		6,834,227

Diversified Manufacturing Operations - 0.4%

AZZ, Inc.	10,100	412,585
Barnes Group, Inc.	9,800	591,038
LSB Industries, Inc.†#	17,500	130,725
Synalloy Corp.	14,400	197,280

		1,331,628

Diversified Operations/Commercial Services - 0.1%

Colliers International Group, Inc.	4,800	301,680
Volt Information Sciences, Inc.†	14,393	58,292

		359,972

Drug Delivery Systems - 1.1%

Catalent, Inc.†	84,874	3,543,489

E-Commerce/Products - 0.3%

CafePress, Inc.†	11,400	17,328
Chegg, Inc.†#	32,380	644,686
Etsy, Inc.†	5,400	136,674
US Auto Parts Network, Inc.†	20,000	41,400

		840,088

E-Commerce/Services - 1.5%

Cargurus, Inc.†#	5	161
CarGurus, Inc.Lockup†(4)(5)	20,286	622,092
GrubHub, Inc.†#	36,486	3,627,073
Leaf Group, Ltd.†	25,000	192,500
Quotient Technology, Inc.†	13,390	176,079
SurveyMonkey, Inc.†(1)(4)(5)	5,062	44,925
Zillow Group, Inc., Class A†	800	38,032
Zillow Group, Inc., Class C†#	1,200	57,204

		4,758,066

E-Marketing/Info - 0.1%

Marin Software, Inc.†#	13,571	105,854
Rubicon Project, Inc.†	39,000	62,790

		168,644

Educational Software - 0.8%

2U, Inc.†#	4,744	392,708
Instructure, Inc.†#	42,046	1,824,797
Rosetta Stone, Inc.†	14,000	191,660

		2,409,165

Electric Products-Misc. - 0.4%

Graham Corp.	5,800	117,218
Littelfuse, Inc.	500	103,750
Novanta, Inc.†	18,989	1,060,536

		1,281,504

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B	12,500	55,625

Electric-Integrated - 1.6%

NorthWestern Corp.	37,954	1,938,690
PNM Resources, Inc.	17,800	626,560
Portland General Electric Co.	56,704	2,252,850

		4,818,100

Electronic Components-Misc. - 0.2%

Bel Fuse, Inc., Class B	6,000	103,800
CTS Corp.	8,900	228,730
Sparton Corp.†	5,900	133,753
Sypris Solutions, Inc.†	7,000	9,660

		475,943

Electronic Components-Semiconductors - 0.6%

Ambarella, Inc.†#	2,200	105,776
DSP Group, Inc.†	11,500	139,725
EMCORE Corp.†	9,200	48,760

GSI Technology, Inc.†	19,800	149,688
Inphi Corp.†#	8,200	227,550
Lattice Semiconductor Corp.†	36,825	221,318
MACOM Technology Solutions Holdings, Inc.†#	10,500	224,070
Microsemi Corp.†	8,190	531,531
Monolithic Power Systems, Inc.	747	87,444
Pixelworks, Inc.†	22,000	96,800
Richardson Electronics, Ltd.	15,000	120,450

		1,953,112

Electronic Measurement Instruments - 0.5%

CyberOptics Corp.†#	6,700	109,880
ESCO Technologies, Inc.	12,078	711,394
National Instruments Corp.	14,997	758,249

		1,579,523

Electronics-Military - 0.0%

Arotech Corp.†	34,800	114,840

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†#	17,800	9,626
Amyris, Inc.†#	35,887	189,842
NextEra Energy Partners LP	6,300	247,212

		446,680

Enterprise Software/Service - 3.4%

Blackbaud, Inc.#	19,014	1,949,315
Coupa Software, Inc.†#	8,800	392,480
Guidewire Software, Inc.†#	34,428	2,765,257
Manhattan Associates, Inc.†	32,814	1,381,470
MicroStrategy, Inc., Class A†	7,545	965,609
MuleSoft, Inc., Class A†#	7,200	222,336
Paycom Software, Inc.†#	500	49,460
SailPoint Technologies Holding, Inc.†	29,290	615,676
Tyler Technologies, Inc.†	10,165	2,064,613

		10,406,216

Entertainment Software - 0.1%

Zynga, Inc., Class A†	105,100	363,646

Environmental Consulting & Engineering - 0.0%

Ecology and Environment, Inc., Class A	6,000	67,500

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	4,200	338,646

Female Health Care Products - 0.1%

Juniper Pharmaceuticals, Inc.†	17,700	148,680

Finance-Auto Loans - 0.1%

Consumer Portfolio Services, Inc.†	24,500	92,855
Santander Consumer USA Holdings, Inc.	9,700	158,595

		251,450

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	10,200	179,520

Finance-Consumer Loans - 0.7%

Asta Funding, Inc.†	13,200	129,360
Encore Capital Group, Inc.†#	8,800	376,640
PRA Group, Inc.†#	17,700	677,910
Regional Management Corp.†	8,200	245,344
SLM Corp.†	61,108	666,688

		2,095,942

Finance-Investment Banker/Broker - 0.9%

JMP Group LLC	16,300	86,227
Lazard, Ltd., Class A	24,661	1,330,954
Moelis & Co., Class A	27,852	1,413,489

		2,830,670

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,000	168,850
Marlin Business Services Corp.	7,500	193,500

		362,350

Finance-Mortgage Loan/Banker - 0.2%

Ellie Mae, Inc.†#	5,242	464,808
PennyMac Financial Services, Inc., Class A†	6,000	139,800

		604,608

Finance-Other Services - 0.3%

CBOE Holdings, Inc.	6,882	770,853
DLP Payments Holdings, Ltd.†(1)(4)(5)	132	150,795

		921,648

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	13,377	462,577
Radian Group, Inc.	23,300	478,116

		940,693

Food-Canned - 0.1%

TreeHouse Foods, Inc.†#	7,500	285,150

Food-Confectionery - 0.1%

Simply Good Foods Co.†#	20,990	283,575

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	10,200	68,952

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†#	8,000	606,240

Food-Misc./Diversified - 0.5%

Cal-Maine Foods, Inc.†#	19,951	849,913
Lancaster Colony Corp.	1,100	130,174
Pinnacle Foods, Inc.	11,500	620,540

		1,600,627

Food-Retail - 0.1%

Blue Apron Holdings, Inc., Class A†#	77,980	217,564

Food-Wholesale/Distribution - 1.2%

AMCON Distributing Co.	500	45,005

Performance Food Group Co.†	115,550	3,541,607

		3,586,612

Footwear & Related Apparel - 0.1%

Rocky Brands, Inc.	10,711	197,082

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.†	43,334	56,334

Garden Products - 1.6%

Toro Co.	77,618	4,934,176

Gas-Distribution - 0.7%

Chesapeake Utilities Corp.	5,700	379,905
ONE Gas, Inc.	14,700	934,773
South Jersey Industries, Inc.	11,600	304,036
Southwest Gas Holdings, Inc.	6,800	447,984

		2,066,698

Gold Mining - 0.2%

Franco-Nevada Corp.	2,500	175,187
Gold Resource Corp.#	37,100	150,997
Northern Star Resources, Ltd.	28,410	138,403
Osisko Gold Royalties, Ltd.	18,000	174,502

		639,089

Golf - 0.6%

Acushnet Holdings Corp.#	81,650	1,730,163

Hazardous Waste Disposal - 0.4%

Heritage-Crystal Clean, Inc.†	5,400	108,000
US Ecology, Inc.#	21,049	1,113,492

		1,221,492

Health Care Cost Containment - 0.5%

HealthEquity, Inc.†#	25,083	1,444,279

Healthcare Safety Devices - 0.0%

Alpha Pro Tech, Ltd.†	30,000	109,500
Retractable Technologies, Inc.†#	30,000	27,057

		136,557

Home Furnishings - 0.2%

Stanley Furniture Co., Inc.†	20,000	12,800
Tempur Sealy International, Inc.†#	14,700	726,621

		739,421

Hotels/Motels - 0.2%

Hilton Grand Vacations, Inc.†	12,160	524,826

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	111,600

Human Resources - 0.1%

Cross Country Healthcare, Inc.†	14,000	181,300
Edgewater Technology, Inc.†	14,600	96,506
Paylocity Holding Corp.†	1,000	46,770
RCM Technologies, Inc.	20,000	127,200

		451,776

Identification Systems - 0.8%

Brady Corp., Class A	67,163	2,511,896

Import/Export - 0.0%

Castle Brands, Inc.†#	40,000	46,400

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†(4)	14,000	70,700
Iteris, Inc.†#	26,210	145,990
Turtle Beach Corp.†#	100,000	45,040

		261,730

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	5,000	209,250

Instruments-Controls - 0.1%

Allied Motion Technologies, Inc.	4,000	125,400
Frequency Electronics, Inc.†	10,000	92,400

		217,800

Instruments-Scientific - 0.1%

Fluidigm Corp.†#	27,000	182,790

Insurance-Life/Health - 0.1%

Health Insurance Innovations, Inc., Class A†#	7,000	218,400

Insurance-Property/Casualty - 1.8%

Federated National Holding Co.	7,600	117,420
First Acceptance Corp.†	2,558	2,609
Hallmark Financial Services, Inc.†	13,000	127,790
Hanover Insurance Group, Inc.	6,000	647,460
Infinity Property & Casualty Corp.	1,300	153,335
Kinsale Capital Group, Inc.#	17,487	856,863
ProAssurance Corp.	32,668	1,561,531
RLI Corp.	10,550	641,440
Safety Insurance Group, Inc.	3,358	239,593
Selective Insurance Group, Inc.	14,800	841,380
State Auto Financial Corp.	8,750	241,325

		5,430,746

Insurance-Reinsurance - 0.1%

Essent Group, Ltd.†	4,400	198,396

Internet Application Software - 0.4%

Okta, Inc.†#	12,300	474,657
Tucows, Inc., Class A†#	2,466	142,535
Zendesk, Inc.†	11,000	474,980

		1,092,172

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	148,612

Internet Financial Services - 0.0%

TheStreet, Inc.†	75,900	92,598

Internet Security - 0.3%

iPass, Inc.†#	49,900	20,219
Proofpoint, Inc.†	7,800	835,926

		856,145

Internet Telephone - 0.1%

RingCentral, Inc., Class A†	5,511	345,264

Investment Companies - 0.1%

B. Riley Financial, Inc.#	3,858	71,373
KCAP Financial, Inc.#	16,700	49,432
Medallion Financial Corp.†	17,100	77,634
Triangle Capital Corp.#	13,500	146,340

		344,779

Investment Management/Advisor Services - 0.5%

Eaton Vance Corp.	27,726	1,467,537
Manning & Napier, Inc.	8,400	25,200
Silvercrest Asset Management Group, Inc., Class A	10,000	151,000

		1,643,737

Leisure Products - 0.0%

Escalade, Inc.	5,200	63,180

Machine Tools & Related Products - 0.5%

Hardinge, Inc.	11,000	201,850
L.S. Starrett Co., Class A	8,000	68,000
Lincoln Electric Holdings, Inc.	16,037	1,403,879

		1,673,729

Machinery-Electrical - 0.3%

BWX Technologies, Inc.	14,300	900,328

Machinery-Farming - 0.1%

Alamo Group, Inc.	2,200	244,530

Machinery-General Industrial - 1.5%

Altra Industrial Motion Corp.#	30,291	1,314,629
Applied Industrial Technologies, Inc.	24,229	1,705,722
Chart Industries, Inc.†	18,500	1,019,535
Gencor Industries, Inc.†	8,650	139,697
Intevac, Inc.†	6,100	36,905
Twin Disc, Inc.†	5,000	119,600
Welbilt, Inc.†	16,200	320,922
Xerium Technologies, Inc.†	15,586	90,711

		4,747,721

Machinery-Material Handling - 0.0%

Key Technology, Inc.†	2,500	66,825

Machinery-Pumps - 0.2%

Gates Industrial Corp. PLC†#	19,790	343,554
Graco, Inc.	9,600	425,760

		769,314

Medical Imaging Systems - 0.0%

Digirad Corp.	25,000	51,250

Medical Information Systems - 0.9%

Cotiviti Holdings, Inc.†	40,576	1,359,702
Medidata Solutions, Inc.†	23,039	1,512,740

		2,872,442

Medical Instruments - 0.3%

Bovie Medical Corp.†#	25,000	61,750
Bruker Corp.	14,890	456,378
Halyard Health, Inc.†	7,900	390,102
Navidea Biopharmaceuticals, Inc.†	85,500	32,379
TransEnterix, Inc.†#	50,000	95,000

		1,035,609

Medical Laser Systems - 0.0%

IRIDEX Corp.†	8,100	46,899

Medical Products - 1.5%

AtriCure, Inc.†	1,429	25,250
Electromed, Inc.†	13,900	80,620
InfuSystem Holdings, Inc.†	25,000	56,250
InVivo Therapeutics Holdings Corp.†#	24,300	11,421
K2M Group Holdings, Inc.†#	31,696	656,424
OrthoPediatrics Corp.†	6,500	114,725
Penumbra, Inc.†#	819	88,616
Sientra, Inc.†#	21,000	200,550
T2 Biosystems, Inc.†#	25,000	131,250
West Pharmaceutical Services, Inc.	32,580	2,841,628
Wright Medical Group NV†#	19,693	400,753

		4,607,487

Medical-Biomedical/Gene - 2.6%

Acceleron Pharma, Inc.†#	5,400	226,422
Allena Pharmaceuticals, Inc.†	13,000	88,530
Alpine Immune Sciences, Inc.†	3,750	32,963
Amicus Therapeutics, Inc.†	3,201	44,046
Aratana Therapeutics, Inc.†#	3,000	11,160
Argenx SE ADR†#	1,784	136,708
ArQule, Inc.†#	55,000	91,850
Arsanis, Inc.†#	10,000	147,500
Asterias Biotherapeutics, Inc.†#	9,454	20,326
AVEO Pharmaceuticals, Inc.†#	66,464	190,087
BeiGene, Ltd. ADR†#	305	43,758
Blueprint Medicines Corp.†	4,329	374,718
Cascadian Therapeutics, Inc.†	14,716	146,719
ChemoCentryx, Inc.†	1,750	17,010
Clearside Biomedical, Inc.†#	12,900	83,334
CytomX Therapeutics, Inc.†	5,000	148,550
Dermira, Inc.†#	3,700	95,127
Edge Therapeutics, Inc.†#	14,000	210,700
Eiger BioPharmaceuticals, Inc.†#	20,000	185,000
Endocyte, Inc.†#	40,000	237,200
Exelixis, Inc.†	11,100	286,380
Fate Therapeutics, Inc.†#	30,000	337,800
Five Prime Therapeutics, Inc.†	1,624	34,526
GlycoMimetics, Inc.†#	2,800	64,428
Harvard Bioscience, Inc.†	45,000	211,500
Infinity Pharmaceuticals, Inc.†#	100,000	188,000
Insmed, Inc.†#	16,692	404,113
Loxo Oncology, Inc.†#	1,500	166,830
Menlo Therapeutics, Inc.†	192	6,614
Oncocyte Corp.†#	15,000	49,500
OvaScience, Inc.†	50,000	47,485
Ovid therapeutics, Inc.†	14,000	92,260
Pfenex, Inc.†	14,000	54,180
Protalix BioTherapeutics, Inc.†	22,016	14,764
Prothena Corp. PLC†#	11,618	391,410
Radius Health, Inc.†#	14,500	552,305
Sage Therapeutics, Inc.†	7,571	1,221,657
Seattle Genetics, Inc.†#	4,700	253,800

Spark Therapeutics, Inc.†#	5,620	320,902
Ultragenyx Pharmaceutical, Inc.†#	400	19,124
Veracyte, Inc.†#	19,300	116,186
Verastem, Inc.†#	63,300	193,698
VolitionRX, Ltd.†#	29,400	89,964
WaVe Life Sciences, Ltd.†#	5,344	272,277

		7,921,411

Medical-Drugs - 1.9%

AcelRx Pharmaceuticals, Inc.†#	32,100	57,780
Aeglea BioTherapeutics, Inc.†	25,000	181,250
Aimmune Therapeutics, Inc.†#	6,275	203,937
Alimera Sciences, Inc.†#	115,025	149,533
Alkermes PLC†#	5,200	296,816
Ascendis Pharma A/S ADR†#	3,733	232,155
BioSpecifics Technologies Corp.†	3,300	133,650
Chiasma, Inc.†	45,000	69,750
Chimerix, Inc.†	30,800	149,688
Conatus Pharmaceuticals, Inc.†#	19,500	101,400
Cumberland Pharmaceuticals, Inc.†	27,800	184,036
Dicerna Pharmaceuticals, Inc.†#	8,300	105,908
Gemphire Therapeutics, Inc.†#	14,000	95,060
Global Blood Therapeutics, Inc.†#	4,543	266,447
Ironwood Pharmaceuticals, Inc.†#	21,200	301,040
Kadmon Holdings, Inc.†#	37,000	133,570
MediciNova, Inc.†#	13,572	141,827
Melinta Therapeutics, Inc.†#	8,000	99,600
Minerva Neurosciences, Inc.†	20,300	106,575
MyoKardia, Inc.†#	2,600	151,320
Neos Therapeutics, Inc.†#	15,000	124,500
Pacira Pharmaceuticals, Inc.†#	8,600	269,180
Pain Therapeutics, Inc.†#	8,157	53,021
Pernix Therapeutics Holdings, Inc.†#	2,900	7,540
Prestige Brands Holdings, Inc.†#	39,696	1,341,725
Spero Therapeutics, Inc.†#	6,200	65,596
Syros Pharmaceuticals, Inc.†#	13,800	145,452
TESARO, Inc.†#	3,379	186,622
TherapeuticsMD, Inc.†#	49,771	248,855
VIVUS, Inc.†#	75,000	31,943
vTv Therapeutics, Inc., Class A†#	15,000	84,750
Zynerba Pharmaceuticals, Inc.†	9,000	87,660

		5,808,186

Medical-Generic Drugs - 0.0%

Teligent, Inc.†#	25,000	70,000

Medical-HMO - 1.6%

Centene Corp.†	7,300	740,366
Magellan Health, Inc.†	11,212	1,131,291
Molina Healthcare, Inc.†#	19,170	1,385,991
WellCare Health Plans, Inc.†	8,231	1,596,073

		4,853,721

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†#	9,353	356,349
LifePoint Health, Inc.†	4,600	212,060

		568,409

Medical-Nursing Homes - 0.0%

Genesis Healthcare, Inc.†#	100,000	133,000

Medical-Wholesale Drug Distribution - 0.4%

Premier, Inc., Class A†#	34,979	1,159,554

Metal Processors & Fabrication - 1.1%

Ampco-Pittsburgh Corp.	6,500	66,300
Haynes International, Inc.	9,200	382,720
RBC Bearings, Inc.†#	23,180	2,793,190
Sun Hydraulics Corp.	4,477	232,446

		3,474,656

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	123,915

Metal-Aluminum - 0.0%

Constellium NV, Class A†	8,600	99,760

Metal-Diversified - 0.1%

Luxfer Holdings PLC	12,300	165,312

Miscellaneous Manufacturing - 1.7%

AptarGroup, Inc.	44,513	3,980,352
John Bean Technologies Corp.	11,317	1,253,358

		5,233,710

MRI/Medical Diagnostic Imaging - 0.1%

RadNet, Inc.†	18,000	180,000

Multimedia - 0.9%

E.W. Scripps Co., Class A	105,604	1,454,167
FactSet Research Systems, Inc.#	7,336	1,490,529

		2,944,696

Networking Products - 0.0%

Black Box Corp.	45,000	90,000

Non-Ferrous Metals - 0.0%

Uranium Energy Corp.†#	100,500	130,650

Non-Hazardous Waste Disposal - 0.5%

Advanced Disposal Services, Inc.†	38,710	866,330
Waste Connections, Inc.	10,850	767,963

		1,634,293

Office Furnishings-Original - 0.4%

Herman Miller, Inc.	38,058	1,366,282

Oil & Gas Drilling - 0.8%

Parker Drilling Co.†	46,000	41,400
Patterson-UTI Energy, Inc.	141,972	2,565,434

		2,606,834

Oil Companies-Exploration & Production - 1.5%

Advantage Oil & Gas, Ltd.†	23,891	67,584
Approach Resources, Inc.†#	77,300	224,943
Centennial Resource Development, Inc., Class A†#	14,348	273,760
Comstock Resources, Inc.†	34,000	232,560
Contango Oil & Gas Co.†	21,600	62,640
Crew Energy, Inc.†	60,201	72,249
Diamondback Energy, Inc.†#	3,900	486,096
Earthstone Energy, Inc., Class A†#	9,400	86,480
Evolution Petroleum Corp.	23,100	185,955
Gastar Exploration, Inc.†#	110,000	74,415

Jagged Peak Energy, Inc.†#	14,000	172,200
Jones Energy, Inc., Class A†#	92,311	84,926
Kosmos Energy, Ltd.†#	7,864	42,387
Lonestar Resources US, Inc., Class A†	30,000	120,300
Matador Resources Co.†#	10,390	299,855
Panhandle Oil and Gas, Inc., Class A	5,000	89,250
PetroQuest Energy, Inc.†	50,250	70,853
SRC Energy, Inc.†	211,757	1,878,285
VAALCO Energy, Inc.†	30,000	25,800
Venture Global LNG, Inc.†(1)(4)(5)	55	207,405
Yuma Energy, Inc.†#	25,270	28,555

		4,786,498

Oil Field Machinery & Equipment - 0.3%

Dril-Quip, Inc.†	4,400	198,220
Gulf Island Fabrication, Inc.	8,400	69,300
Mitcham Industries, Inc.†	22,400	78,848
Natural Gas Services Group, Inc.†	7,400	184,260
Superior Drilling Products, Inc.†	56,000	85,120
Thermon Group Holdings, Inc.†	13,700	298,934

		914,682

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	130,903

Oil-Field Services - 1.1%

Core Laboratories NV#	21,266	2,189,547
Era Group, Inc.†	15,000	141,750
Frank’s International NV	18,600	97,278
Independence Contract Drilling, Inc.†	31,100	129,065
Key Energy Services, Inc.†#	11,000	147,510
NCS Multistage Holdings, Inc.†#	1,943	28,407
PHI, Inc.†	14,000	137,900
Pioneer Energy Services Corp.†	75,000	206,250
SEACOR Holdings, Inc.†	5,940	246,569

		3,324,276

Paper & Related Products - 0.0%

Orchids Paper Products Co.†#	5,500	58,850

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†#	30,000	174,600

Pharmacy Services - 0.0%

BioScrip, Inc.†#	35,000	110,600

Physical Therapy/Rehabilitation Centers - 1.2%

AAC Holdings, Inc.†#	18,000	170,280
Encompass Health Corp.	60,511	3,222,816
U.S. Physical Therapy, Inc.	5,210	403,775

		3,796,871

Pollution Control - 0.1%

Advanced Emissions Solutions, Inc.#	14,000	134,960
Fuel Tech, Inc.†	75,000	81,750

		216,710

Power Converter/Supply Equipment - 0.4%

Generac Holdings, Inc.†	30,230	1,344,630

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc.†#	84,700	207,515

Quarrying - 0.0%

Compass Minerals International, Inc.#	2,400	144,720

Radio - 0.0%

Saga Communications, Inc., Class A	123	4,797
Salem Media Group, Inc.	10,000	41,500
Townsquare Media, Inc., Class A†	11,000	76,560

		122,857

Real Estate Investment Trusts - 3.7%

Acadia Realty Trust	7,100	170,968
Alexander & Baldwin, Inc.	13,876	305,133
American Campus Communities, Inc.	9,400	342,912
EastGroup Properties, Inc.#	33,082	2,680,634
Equity Commonwealth†	13,700	403,054
National Retail Properties, Inc.	64,905	2,417,062
OUTFRONT Media, Inc.	81,964	1,681,082
Paramount Group, Inc.#	24,327	339,362
PS Business Parks, Inc.	6,656	737,884
Regency Centers Corp.	4,335	251,907
Retail Opportunity Investments Corp.#	20,000	343,200
RLJ Lodging Trust#	83,304	1,650,252
Urban Edge Properties	8,000	172,640

		11,496,090

Real Estate Management/Services - 1.2%

FirstService Corp.	9,500	661,105
HFF, Inc., Class A	30,665	1,400,164
RE/MAX Holdings, Inc., Class A	6,612	365,644
Realogy Holdings Corp.#	48,008	1,226,604

		3,653,517

Real Estate Operations & Development - 0.1%

Consolidated-Tomoka Land Co.	3,100	191,983
Stratus Properties, Inc.	3,000	89,100
Trinity Place Holdings, Inc.†	10,000	60,000

		341,083

Recreational Centers - 0.1%

Town Sports International Holdings, Inc.†	45,000	261,000

Recreational Vehicles - 1.5%

Brunswick Corp.	44,952	2,571,254
LCI Industries	15,183	1,659,502
Malibu Boats, Inc., Class A†	15,923	510,332

		4,741,088

Resort/Theme Parks - 0.0%

Peak Resorts, Inc.	23,600	120,360

Retail-Apparel/Shoe - 0.5%

Burlington Stores, Inc.†	5,300	649,992
Chico’s FAS, Inc.	74,642	749,406
Destination Maternity Corp.†#	7,800	16,536
New York & Co., Inc.†	33,029	88,188
Tilly’s, Inc., Class A	8,068	105,287

		1,609,409

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†	16,100	370,461

Retail-Automobile - 0.0%

America’s Car-Mart, Inc.†	500	24,350

Retail-Building Products - 0.2%

GMS, Inc.†	12,639	391,303
Lumber Liquidators Holdings, Inc.†#	4,000	92,640

		483,943

Retail-Computer Equipment - 0.0%

PCM, Inc.†#	6,744	47,882

Retail-Discount - 0.2%

Citi Trends, Inc.	7,000	155,120
Ollie’s Bargain Outlet Holdings, Inc.†	8,766	520,262

		675,382

Retail-Home Furnishings - 0.2%

Kirkland’s, Inc.†	12,200	106,872
RH†#	2,952	250,566
Tuesday Morning Corp.†#	39,900	125,685

		483,123

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	35,000	176,750
Five Below, Inc.†#	3,800	254,030
Gaia, Inc.†#	17,400	223,590

		654,370

Retail-Petroleum Products - 0.0%

TravelCenters of America LLC†	20,000	74,500

Retail-Restaurants - 2.2%

Chuy’s Holdings, Inc.†	8,670	234,090
Denny’s Corp.†	43,000	646,720
Dunkin’ Brands Group, Inc.#	9,200	550,988
Famous Dave’s of America, Inc.†#	6,800	45,900
Fiesta Restaurant Group, Inc.†#	12,719	216,223
J Alexander’s Holdings, Inc.†	13,000	128,700
Jack in the Box, Inc.	3,000	270,240
Jamba, Inc.†#	13,420	115,680
Kona Grill, Inc.†#	7,700	13,860
Luby’s, Inc.†	25,000	70,000
Papa John’s International, Inc.#	32,066	1,851,491
Potbelly Corp.†	10,000	128,500
Red Robin Gourmet Burgers, Inc.†	7,839	420,562
Sonic Corp.#	27,907	701,024
Wingstop, Inc.#	16,600	752,146
Zoe’s Kitchen, Inc.†#	42,127	626,850

		6,772,974

Retail-Sporting Goods - 0.0%

Zumiez, Inc.†#	5,900	116,230

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	72,800

Retail-Vision Service Center - 0.0%

National Vision Holdings, Inc.†#	2,611	90,236

Retirement/Aged Care - 0.0%

Five Star Senior Living, Inc.†	5,027	7,289

Rubber/Plastic Products - 0.3%

Proto Labs, Inc.†	9,510	1,036,115

Savings & Loans/Thrifts - 1.1%

Atlantic Coast Financial Corp.†	20,000	207,000
Beneficial Bancorp, Inc.	21,865	327,975
Capitol Federal Financial, Inc.	23,440	292,766
Clifton Bancorp, Inc.	3,552	54,772
Entegra Financial Corp.†	6,000	168,600
ESSA Bancorp, Inc.	9,000	131,130
First Financial Northwest, Inc.	10,000	158,200
Investors Bancorp, Inc.	25,900	349,650
Lake Shore Bancorp, Inc.	10,000	163,500
Malvern Bancorp, Inc.†	3,800	90,630
Meridian Bancorp, Inc.	17,872	358,333
Pacific Premier Bancorp, Inc.†	8,100	340,605
Provident Financial Holdings, Inc.	6,714	122,329
SI Financial Group, Inc.	8,500	122,400
Southern Missouri Bancorp, Inc.	5,000	169,100
Wayne Savings Bancshares, Inc.	3,900	72,150
WSFS Financial Corp.	4,600	219,420

		3,348,560

Schools - 0.2%

American Public Education, Inc.†	6,472	199,014
Bridgepoint Education, Inc.†	14,500	96,715
Bright Horizons Family Solutions, Inc.†	2,300	219,811
Lincoln Educational Services Corp.†	20,000	38,600
Universal Technical Institute, Inc.†	37,000	99,900

		654,040

Security Services - 0.2%

Brink’s Co.	9,965	732,428

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	33,264	183,285
Geospace Technologies Corp.†	8,900	91,047

		274,332

Semiconductor Components-Integrated Circuits - 0.1%

Integrated Device Technology, Inc.†	10,700	324,638

Semiconductor Equipment - 1.1%

Cabot Microelectronics Corp.	29,558	3,011,960
Entegris, Inc.	9,900	328,680
MKS Instruments, Inc.	2,000	222,700

		3,563,340

Specified Purpose Acquisitions - 0.1%

J2 Acquisition, Ltd.†*	27,696	265,882

Steel Pipe & Tube - 0.3%

Mueller Water Products, Inc., Class A	28,600	314,600
Valmont Industries, Inc.	3,848	566,041

		880,641

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	60,600
Shiloh Industries, Inc.†	13,600	99,144

		159,744

Storage/Warehousing - 0.2%

Williams Scotsman Corp.†#	45,940	560,468

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	40,000	189,200

Telecom Equipment-Fiber Optics - 0.2%

Clearfield, Inc.†	10,000	135,000
Finisar Corp.†#	11,095	199,710
KVH Industries, Inc.†	14,357	146,441

		481,151

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.#	1	12
GTT Communications, Inc.†#	5,000	258,000
Hawaiian Telcom Holdco, Inc.†	5,900	166,203

		424,215

Telecommunication Equipment - 0.1%

Aware, Inc.†	14,500	60,175
Communications Systems, Inc.(4)	30,000	102,300
Wireless Telecom Group, Inc.†	53,200	111,188

		273,663

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	162,470

Textile-Apparel - 0.0%

Tandy Leather Factory, Inc.†	15,000	109,500

Textile-Products - 0.0%

Dixie Group, Inc.†	10,000	31,000

Theaters - 1.0%

Cinemark Holdings, Inc.#	69,675	2,965,368

Therapeutics - 0.3%

Actinium Pharmaceuticals, Inc.†	32,100	13,803
Agios Pharmaceuticals, Inc.†#	2,333	187,550
Aquinox Pharmaceuticals, Inc.†	3,947	57,192
Calithera Biosciences, Inc.†	16,600	127,820
CorMedix, Inc.†#	40,000	11,600
Egalet Corp.†#	25,000	18,900
Histogenics Corp.†	50,000	129,000
Oncobiologics, Inc.†	25,000	28,500
Vital Therapies, Inc.†#	22,800	121,980
Xencor, Inc.†#	7,738	237,015
Zafgen, Inc.†	15,000	117,900

		1,051,260

Transport-Equipment & Leasing - 0.1%

General Finance Corp.†	10,034	70,740
Willis Lease Finance Corp.†	7,000	191,100

		261,840

Transport-Marine - 0.0%

Overseas Shipholding Group, Inc., Class A†	35,000	61,950

Transport-Services - 0.2%

Matson, Inc.	15,800	450,300
Radiant Logistics, Inc.†	37,800	139,860

		590,160

Transport-Truck - 1.4%

Celadon Group, Inc.	25,000	96,250
Knight-Swift Transportation Holdings, Inc.	28,246	1,360,327
Landstar System, Inc.	19,287	2,098,426
P.A.M. Transportation Services, Inc.†	1,357	46,830
Patriot Transportation Holding, Inc.†	5,000	96,500
Saia, Inc.†	4,358	316,609
Schneider National, Inc., Class B#	10,188	263,462
XPO Logistics, Inc.†#	1	98

		4,278,502

Vitamins & Nutrition Products - 0.0%

Natural Grocers by Vitamin Cottage, Inc.†#	14,000	97,300

Water - 0.2%

California Water Service Group	11,900	451,605
Global Water Resources, Inc.	14,500	123,975
Middlesex Water Co.	1,296	45,930

		621,510

Water Treatment Systems - 0.2%

Evoqua Water Technologies Corp.†#	31,400	719,060

Web Hosting/Design - 1.0%

Q2 Holdings, Inc.†#	52,743	2,402,444
Wix.com, Ltd.†#	7,528	564,976

		2,967,420

Web Portals/ISP - 0.0%

Synacor, Inc.†	44,000	88,000

Wireless Equipment - 0.1%

ID Systems, Inc.†	12,000	87,720
Telenav, Inc.†	28,000	152,600
TESSCO Technologies, Inc.	5,900	130,685

		371,005

Total Common Stocks (cost $262,479,537)		303,945,580

CONVERTIBLE PREFERRED SECURITIES - 0.2%
E-Commerce/Services - 0.1%

Farmers Business Network, Inc. †(1)(4)(5)	8,287	153,012
Vroom, Inc. Series F†(1)(4)(5)	5,863	100,009

		253,021

Enterprise Software/Service - 0.0%

Plex Systems, Inc., Series B†(1)(4)(5)	50,422	80,675

Food-Retail - 0.1%

Roofoods, Ltd. Series F†(1)(4)(5)	618	218,507

Total Convertible Preferred Securities (cost $587,211)		552,203

WARRANTS† - 0.0%
Food-Confectionery - 0.0%

Simply Good Foods Co. Expires 07/07/2022 (strike price $11.50))	4,766	16,252

Specified Purpose Acquisitions - 0.0%

J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	13,571

Total Warrants (cost $9,854)		29,823

RIGHTS - 0.0%
Therapeutics - 0.0%

Actinium Pharmaceuticals, Inc.† Expires 03/02/2018 (cost $0)	32,100	0

Total Long-Term Investment Securities (cost $263,076,602)		304,527,606

SHORT-TERM INVESTMENT SECURITIES - 7.5%
Registered Investment Companies - 7.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(3)	353,953	353,953
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(2)(3)	21,843,072	21,843,072
T. Rowe Price Government Reserve Fund 1.36%(3)	1,167,229	1,167,229

Total Short-Term Investment Securities (cost $23,364,254)		23,364,254

REPURCHASE AGREEMENTS - 1.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $4,798,027 collateralized by $5,370,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $4,897,238 (cost $4,798,000)	$4,798,000	4,798,000

TOTAL INVESTMENTS (cost $291,238,856)	107.1%	332,689,860
Liabilities in excess of other assets	(7.1)	(21,995,574)

NET ASSETS	100.0%	$310,694,286

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2018, the aggregate value of these securities was $265,882 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 1).
(2)	At February 28, 2018, the Fund had loaned securities with a total value of $64,703,073. This was secured by collateral of 21,843,072, which was received in cash and subsequently invested in short-term investments currently valued at $21,843,072 as reported in the Portfolio of Investments. Additional collateral of $45,462,258 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$6,150,232
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	2,207,644
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	2,282,598
United States Treasury Bills	0.00%	03/08/2018 to 11/08/2018	2,699,830
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	32,121,954

(3)	The rate shown is the 7-day yield as of February 28, 2018.
(4)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $1,818,871 representing 0.6% of net assets.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
CarGurus, Inc. Lockup	07/07/2015	20,286	$148,442	$622,092	$30.67	0.20%
DLP Payments Holdings, Ltd.	07/10/2017	132	124,794	150,795	1142.39	0.05
MongoDB, Inc. Class B	10/20/2017	2,237	74,840	68,451	30.60	0.02
SurveyMonkey, Inc.	11/25/2014	5,062	83,270	44,925	8.87	0.01

Venture Global LNG, Inc.	05/25/2017	28	99,904
	10/16/2017	27	101,817

		55	201,721	207,405	3,771	0.07

Convertible Preferred Securities
Farmers Business Network, Inc.	11/03/2017	8,287	153,012	153,012	18.46	0.05
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	80,675	1.60	0.03
Roofoods, Ltd., Series F	09/12/2017	618	218,506	218,507	353.57	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	100,009	17.06	0.03

				$1,645,871		0.53%

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$2,881,275	$68,451		$—	$2,949,726
E-Commerce/Services	4,091,049	622,092		44,925	4,758,066
Finance-Other Services	770,853	—		150,795	921,648
Oil Companies-Exploration & Production	4,579,093	—		207,405	4,786,498
Other Industries	290,391,239	138,403	**	—	290,529,642
Convertible Preferred Securities	—	—		552,203	552,203
Warrants	29,823	—		—	29,823
Rights	0	—		—	0
Short-Term Investment Securities	23,364,254	—		—	23,364,254
Repurchase Agreements	—	4,798,000		—	4,798,000

Total Investments at Value	$326,107,586	$5,626,946		$955,328	$332,689,860

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.2%
Advanced Materials - 0.0%

Core Molding Technologies, Inc.	4,111	$74,820

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A†	31,900	250,415

Advertising Sales - 0.0%

Clear Channel Outdoor Holdings, Inc., Class A	20,624	98,995
Yext, Inc.†#	13,142	166,904

		265,899

Aerospace/Defense - 0.3%

AeroVironment, Inc.†	11,759	584,657
Cubic Corp.	14,140	868,196
Esterline Technologies Corp.†	14,664	1,083,670
Kratos Defense & Security Solutions, Inc.†#	47,943	577,713
National Presto Industries, Inc.#	2,777	252,152

		3,366,388

Aerospace/Defense-Equipment - 0.9%

AAR Corp.	18,019	767,249
Aerojet Rocketdyne Holdings, Inc.†	38,728	1,045,656
Astronics Corp.†	12,008	462,908
Curtiss-Wright Corp.	24,763	3,342,510
Ducommun, Inc.†	5,895	165,885
Kaman Corp.	15,473	947,257
KLX, Inc.†	28,986	1,961,772
Moog, Inc., Class A†	17,849	1,496,282
Triumph Group, Inc.#	27,348	764,377

		10,953,896

Agricultural Biotech - 0.0%

Calyxt, Inc.†#	4,554	83,657

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	53,025	175,513

Agricultural Operations - 0.1%

Alico, Inc.#	1,740	46,284
Andersons, Inc.	15,111	529,641
Cadiz, Inc.†#	11,987	166,020
Limoneira Co.	6,768	144,903
Tejon Ranch Co.†	10,330	228,809

		1,115,657

Airlines - 0.3%

Allegiant Travel Co.#	7,091	1,179,233
Hawaiian Holdings, Inc.	29,046	1,045,656
SkyWest, Inc.	28,418	1,557,307

		3,782,196

Apparel Manufacturers - 0.2%

Columbia Sportswear Co.	16,349	1,235,657
Delta Apparel, Inc.†	3,837	69,258
Oxford Industries, Inc.	9,224	737,182
Sequential Brands Group, Inc.†#	22,253	44,061
Superior Uniform Group, Inc.	4,711	118,246

		2,204,404

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	1,600	39,632
iRobot Corp.†#	14,818	1,006,883

		1,046,515

Applications Software - 1.1%

Appfolio, Inc., Class A†	5,277	211,608
Brightcove, Inc.†	18,991	130,088
Callidus Software, Inc.†	37,915	1,361,149
Ebix, Inc.#	13,461	1,130,051
Five9, Inc.†	29,834	905,760
HubSpot, Inc.†#	19,092	2,120,167
Immersion Corp.†#	16,304	188,963
MINDBODY, Inc., Class A†	24,036	856,883
New Relic, Inc.†	17,123	1,229,089
Park City Group, Inc.†#	7,324	75,803
PDF Solutions, Inc.†#	15,628	174,096
Progress Software Corp.	26,671	1,250,070
RealPage, Inc.†	32,867	1,717,301
Twilio, Inc., Class A†#	34,818	1,189,383
Upland Software, Inc.†	4,550	108,563

		12,648,974

Athletic Equipment - 0.1%

Clarus Corp.†	11,505	77,083
Nautilus, Inc.†	16,916	200,455
Vista Outdoor, Inc.†	32,027	551,825

		829,363

Auction Houses/Art Dealers - 0.1%

Sotheby’s†	21,337	985,343

Audio/Video Products - 0.1%

Daktronics, Inc.	19,880	177,131
Universal Electronics, Inc.†#	7,911	391,594
VOXX International Corp.†	11,229	60,637

		629,362

Auto Repair Centers - 0.1%

Monro, Inc.#	17,768	904,391

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†	4,159	96,489
Navistar International Corp.†	27,853	1,039,474
REV Group, Inc.#	12,731	343,737

		1,479,700

Auto-Truck Trailers - 0.1%

Wabash National Corp.#	32,707	714,648

Auto/Truck Parts & Equipment-Original - 0.8%

American Axle & Manufacturing Holdings, Inc.†	55,301	816,243
Cooper-Standard Holding, Inc.†	9,645	1,175,147
Dana, Inc.	81,454	2,164,233
Gentherm, Inc.†	20,518	631,954
Horizon Global Corp.†#	13,927	114,758
Meritor, Inc.†	46,912	1,149,344
Miller Industries, Inc.	6,169	150,215
Modine Manufacturing Co.†	27,678	636,594
Spartan Motors, Inc.	19,133	282,212
Superior Industries International, Inc.	13,793	199,309
Tenneco, Inc.	28,537	1,499,619
Titan International, Inc.	27,893	358,704
Tower International, Inc.	11,065	288,797

		9,467,129

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	14,093	142,339
Dorman Products, Inc.†	15,086	1,040,934
Douglas Dynamics, Inc.	12,367	550,332
Motorcar Parts of America, Inc.†	10,672	217,495
Standard Motor Products, Inc.#	12,064	562,906

		2,514,006

B2B/E-Commerce - 0.1%

ePlus, Inc.†	7,355	563,025
TechTarget, Inc.†	10,984	189,804

		752,829

Banks-Commercial - 9.3%

1st Source Corp.	9,024	445,064
Access National Corp.	8,318	232,488
ACNB Corp.	3,861	108,108
Allegiance Bancshares, Inc.†#	6,409	244,503
American National Bankshares, Inc.	4,574	165,121
Ameris Bancorp	20,338	1,080,965
Ames National Corp.	4,796	127,334
Arrow Financial Corp.#	6,633	213,914
Associated Banc-Corp.	10,023	247,568
Atlantic Capital Bancshares, Inc.†	11,690	202,237
BancFirst Corp.	9,408	500,976
Bancorp, Inc.†	27,538	291,077
BancorpSouth Bank	47,666	1,501,479
Bank of Commerce Holdings	8,672	93,658
Bank of Marin Bancorp	3,766	249,121
Bank of N.T. Butterfield & Son, Ltd.	30,125	1,374,001
Bankwell Financial Group, Inc.	3,359	105,137
Banner Corp.	18,454	1,020,137
Bar Harbor Bankshares	8,421	228,209
BCB Bancorp, Inc.	7,063	108,064
Blue Hills Bancorp, Inc.	13,343	268,861
Bridge Bancorp, Inc.	10,558	350,526
Bryn Mawr Bank Corp.	10,481	456,448
Byline Bancorp, Inc.†	3,708	85,506
C&F Financial Corp.	1,829	84,774
Cadence BanCorp	11,059	303,238
Camden National Corp.	8,570	361,825
Capital City Bank Group, Inc.	6,189	148,536
Capstar Financial Holdings, Inc.†#	4,823	91,733
Carolina Financial Corp.	10,599	411,347
Cass Information Systems, Inc.	7,324	428,893
Cathay General Bancorp, Class B	42,689	1,752,810
CBTX, Inc.#	1,562	43,127
CenterState Bank Corp.	33,874	922,728
Central Pacific Financial Corp.	16,692	465,206
Central Valley Community Bancorp	5,548	108,186
Century Bancorp, Inc., Class A	1,639	125,875
Chemical Financial Corp.	39,706	2,191,374
Chemung Financial Corp.	1,787	76,341
Citizens & Northern Corp.#	6,582	147,371
City Holding Co.	8,495	572,308
Civista Bancshares, Inc.	5,555	125,154
CNB Financial Corp.	8,268	222,244
CoBiz Financial, Inc.	21,561	408,797
Codorus Valley Bancorp, Inc.	4,777	125,014
Columbia Banking System, Inc.	40,406	1,688,163
Community Bank System, Inc.	27,500	1,466,025
Community Financial Corp.#	2,216	82,568
Community Trust Bancorp, Inc.	8,622	375,057
ConnectOne Bancorp, Inc.	16,912	487,066
County Bancorp, Inc.	2,621	70,086
Customers Bancorp, Inc.†	15,783	463,073
CVB Financial Corp.	57,995	1,333,885
DNB Financial Corp.	1,737	58,450
Eagle Bancorp, Inc.†	17,660	1,078,143
Enterprise Bancorp, Inc.	5,295	165,151
Enterprise Financial Services Corp.	12,394	580,659
Equity Bancshares, Inc., Class A†	6,073	224,337
Evans Bancorp, Inc.	2,587	111,500
Farmers & Merchants Bancorp, Inc.	4,965	183,705
Farmers Capital Bank Corp.	4,118	149,895
Farmers National Banc Corp.	14,356	193,806
FB Financial Corp.†	7,293	288,292
FCB Financial Holdings, Inc., Class A†	20,277	1,087,861
Fidelity Southern Corp.	12,395	279,011
Financial Institutions, Inc.	8,101	248,701
First Bancorp, Inc.	15,748	545,353
First Bancorp, Inc.	5,713	154,022
First BanCorp./Puerto Rico†	107,590	648,768
First Bancshares, Inc.	5,820	184,785
First Busey Corp.	22,809	676,287
First Business Financial Services, Inc.	4,606	110,774
First Citizens BancShares, Inc., Class A	4,153	1,690,686
First Commonwealth Financial Corp.	54,195	757,104
First Community Bancshares, Inc.	9,302	252,549
First Connecticut Bancorp, Inc.	7,897	197,820
First Financial Bancorp	34,510	938,672
First Financial Bankshares, Inc.#	35,526	1,634,196
First Financial Corp.	5,922	254,054
First Foundation, Inc.†	16,682	304,613
First Guaranty Bancshares, Inc.#	2,746	68,842
First Internet Bancorp	4,462	168,887
First Interstate BancSystem, Inc., Class A	14,581	575,950
First Merchants Corp.	22,950	948,524
First Mid-Illinois Bancshares, Inc.	5,628	192,140
First Midwest Bancorp, Inc.	57,192	1,385,190
First Northwest Bancorp†	5,523	88,368
First of Long Island Corp.	13,379	364,578
FNB Bancorp	2,969	106,112
Franklin Financial Network, Inc.†	6,597	204,837
Fulton Financial Corp.	96,053	1,738,559
German American Bancorp, Inc.	11,868	393,187
Glacier Bancorp, Inc.	43,840	1,705,376
Great Southern Bancorp, Inc.	6,078	294,175
Great Western Bancorp, Inc.	33,166	1,356,158
Green Bancorp, Inc.†	11,935	260,183
Guaranty Bancorp	13,556	372,112
Guaranty Bancshares, Inc.	1,163	41,345
Hancock Holding Co.	47,218	2,441,171
Hanmi Financial Corp.	17,653	539,299
HarborOne Bancorp, Inc.†	7,390	142,184
Heartland Financial USA, Inc.	13,752	733,669
Heritage Commerce Corp.	20,273	319,908
Heritage Financial Corp.	16,482	490,340
Hilltop Holdings, Inc.	41,059	998,144
Home BancShares, Inc.	88,229	2,028,385
HomeStreet, Inc.†	15,117	433,858
Hope Bancorp, Inc.	72,677	1,312,547

Horizon Bancorp	12,862	363,995
Howard Bancorp, Inc.†	4,931	88,758
IBERIABANK Corp.	28,329	2,288,983
Independent Bank Corp./Massachusetts	15,153	1,051,618
Independent Bank Corp./Michgan	11,377	259,964
International Bancshares Corp.	30,671	1,185,434
Investar Holding Corp.	4,575	111,401
Kearny Financial Corp.	44,604	579,852
Lakeland Bancorp, Inc.	25,133	480,040
Lakeland Financial Corp.	13,530	613,044
LCNB Corp.	4,965	91,853
LegacyTexas Financial Group, Inc.	26,470	1,108,828
Live Oak Bancshares, Inc.	13,050	340,605
Macatawa Bank Corp.	14,544	143,840
MainSource Financial Group, Inc.	13,837	522,624
MB Financial, Inc.	45,383	1,861,157
MBT Financial Corp.	9,983	101,827
Mercantile Bank Corp.	9,023	298,661
Merchants Bancorp	4,066	83,353
Metropolitan Bank Holding Corp.†#	2,017	89,595
Middlefield Banc Corp.	1,465	70,320
Midland States Bancorp, Inc.	8,681	272,149
MidSouth Bancorp, Inc.	8,161	102,013
MidWestOne Financial Group, Inc.	6,250	198,875
National Bankshares, Inc.#	3,792	151,111
National Commerce Corp.†	6,722	288,710
NBT Bancorp, Inc.	23,901	831,755
Nicolet Bankshares, Inc.†	4,947	267,484
Northeast Bancorp	4,114	90,302
Northrim BanCorp, Inc.	3,796	126,217
Norwood Financial Corp.#	3,208	94,700
OFG Bancorp	24,225	260,419
Ohio Valley Banc Corp.	2,285	89,458
Old Line Bancshares, Inc.	4,769	150,843
Old National Bancorp	75,248	1,279,216
Old Point Financial Corp.	2,030	50,953
Old Second Bancorp, Inc.	16,197	222,709
Opus Bank	11,200	314,160
Orrstown Financial Services, Inc.	4,152	102,554
Pacific Mercantile Bancorp†	8,661	71,453
Park National Corp.	7,484	756,034
PCSB Financial Corp.†	10,134	194,471
Peapack Gladstone Financial Corp.	9,761	321,918
Penns Woods Bancorp, Inc.#	2,581	104,814
People’s Utah Bancorp	7,567	229,658
Peoples Bancorp of North Carolina, Inc.	2,842	79,150
Peoples Bancorp, Inc.	9,196	317,170
Peoples Financial Services Corp.	3,837	157,969
Preferred Bank	7,421	462,551
Premier Financial Bancorp, Inc.	5,269	92,840
Provident Bancorp, Inc.†	2,460	57,072
QCR Holdings, Inc.	6,788	295,957
RBB Bancorp	2,122	54,238
Reliant Bancorp, Inc.	3,881	92,329
Renasant Corp.	25,369	1,059,409
Republic Bancorp, Inc., Class A	5,393	200,889
Republic First Bancorp, Inc.†#	27,281	230,524
S&T Bancorp, Inc.	19,253	759,723
Sandy Spring Bancorp, Inc.	18,088	701,091
Seacoast Banking Corp. of Florida†	23,892	626,448
ServisFirst Bancshares, Inc.#	25,909	1,040,505
Shore Bancshares, Inc.	7,005	119,225
Sierra Bancorp	7,545	196,321
Simmons First National Corp., Class A	46,413	1,320,450
SmartFinancial, Inc.†	4,011	87,520
South State Corp.	20,225	1,753,508
Southern First Bancshares, Inc.†	3,697	155,829
Southern National Bancorp of Virginia, Inc.	11,998	184,529
Southside Bancshares, Inc.	15,512	518,101
State Bank Financial Corp.	21,012	608,087
Stock Yards Bancorp, Inc.	12,222	428,992
Summit Financial Group, Inc.	6,113	146,406
Texas Capital Bancshares, Inc.†	27,909	2,517,392
Tompkins Financial Corp.#	8,198	629,115
Towne Bank	35,730	1,020,092
TriCo Bancshares	11,442	427,359
TriState Capital Holdings, Inc.†	12,508	279,554
Triumph Bancorp, Inc.†	9,811	401,760
TrustCo Bank Corp.	51,748	439,858
Trustmark Corp.	37,790	1,180,560
Two River Bancorp#	4,035	69,160
UMB Financial Corp.	25,357	1,851,061
Umpqua Holdings Corp.	124,077	2,644,081
Union Bankshares Corp.	31,346	1,171,713
United Bankshares, Inc.#	56,033	1,989,172
United Community Banks, Inc.	40,977	1,266,599
United Security Bancshares	7,291	74,368
Unity Bancorp, Inc.	4,318	89,167
Univest Corp. of Pennsylvania	14,537	398,314
Valley National Bancorp#	144,688	1,804,259
Veritex Holdings, Inc.†	9,060	251,506
Washington Trust Bancorp, Inc.	8,397	435,384
WesBanco, Inc.	23,579	971,691
West Bancorporation, Inc.	8,894	216,124
Westamerica Bancorporation#	14,256	816,726
Western New England Bancorp, Inc.	15,487	154,096
Wintrust Financial Corp.	31,072	2,625,895

		111,266,095

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	46,695	681,747
Parke Bancorp, Inc.	3,244	67,313
Union Bankshares, Inc.	2,181	111,885

		860,945

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	15,543	751,193

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	9,887	694,067
National Bank Holdings Corp., Class A	13,934	454,109

		1,148,176

Batteries/Battery Systems - 0.1%

EnerSys	24,448	1,703,781

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co. Consolidated	2,635	491,717
National Beverage Corp.#	6,576	644,054
Primo Water Corp.†	14,173	172,627

		1,308,398

Beverages-Wine/Spirits - 0.1%

MGP Ingredients, Inc.#	7,228	606,574

Bicycle Manufacturing - 0.1%

Fox Factory Holding Corp.†	19,622	736,806

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	4,663	760,302
Craft Brew Alliance, Inc.†	7,104	126,807

		887,109

Broadcast Services/Program - 0.2%

Hemisphere Media Group, Inc.†#	8,117	90,910
MSG Networks, Inc., Class A†	33,552	818,669
TiVo Corp.	67,126	1,006,890
World Wrestling Entertainment, Inc., Class A	21,785	831,098

		2,747,567

Building & Construction Products-Misc. - 1.0%

American Woodmark Corp.†	7,898	1,014,103
Armstrong Flooring, Inc.†	12,140	170,081
Builders FirstSource, Inc.†	61,815	1,185,612
Caesarstone, Ltd.	12,700	274,955
Forterra, Inc.†#	10,452	74,105
Gibraltar Industries, Inc.†	17,783	617,070
Louisiana-Pacific Corp.	81,475	2,322,038
NCI Building Systems, Inc.†	22,392	364,990
Patrick Industries, Inc.†	13,594	835,351
Ply Gem Holdings, Inc.†	12,425	268,380
Quanex Building Products Corp.	19,232	322,136
Simpson Manufacturing Co., Inc.	23,087	1,277,173
Summit Materials, Inc., Class A†	62,827	1,987,218
Trex Co., Inc.†	16,546	1,710,856

		12,424,068

Building & Construction-Misc. - 0.5%

Aegion Corp.†	18,088	415,300
Comfort Systems USA, Inc.	20,636	847,108
EMCOR Group, Inc.	33,021	2,519,833
Hill International, Inc.†	19,104	106,027
IES Holdings, Inc.†	4,855	74,524
MYR Group, Inc.†	8,949	289,500
TopBuild Corp.†	19,858	1,382,911

		5,635,203

Building Products-Air & Heating - 0.1%

AAON, Inc.	23,200	852,600

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	21,279	578,789
US Concrete, Inc.†#	8,874	645,583

		1,224,372

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	15,854	683,942
Griffon Corp.	16,416	306,979
JELD-WEN Holding, Inc.†	37,780	1,177,225
Masonite International Corp.†	15,895	970,390
PGT Innovations , Inc.†	27,097	474,197

		3,612,733

Building Products-Light Fixtures - 0.2%

Cree, Inc.†#	54,707	2,069,566
LSI Industries, Inc.	13,782	107,637

		2,177,203

Building Products-Wood - 0.2%

Boise Cascade Co.	21,666	873,140
Universal Forest Products, Inc.	33,608	1,107,047

		1,980,187

Building-Heavy Construction - 0.6%

Chicago Bridge & Iron Co. NV	56,442	985,477
Dycom Industries, Inc.†#	16,895	1,845,610
Granite Construction, Inc.	22,235	1,291,853
Layne Christensen Co.†#	10,107	156,659
MasTec, Inc.†	37,294	1,900,129
Orion Group Holdings, Inc.†	15,390	96,649
Primoris Services Corp.	22,085	549,917
Sterling Construction Co., Inc.†	14,468	174,773
Tutor Perini Corp.†	20,949	505,918
Willbros Group, Inc.†	24,545	23,274

		7,530,259

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	31,319	1,101,176

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	4,785	761,293
Winnebago Industries, Inc.	17,645	768,440

		1,529,733

Building-Residential/Commercial - 0.7%

AV Homes, Inc.†#	6,818	114,542
Beazer Homes USA, Inc.†	17,515	275,336
Century Communities, Inc.†	10,691	318,057
Green Brick Partners, Inc.†	13,307	134,401
Hovnanian Enterprises, Inc., Class A†#	69,188	150,830
Installed Building Products, Inc.†	12,082	721,900
KB Home	47,611	1,321,205
LGI Homes, Inc.†#	9,682	547,904
M/I Homes, Inc.†	14,826	430,695
MDC Holdings, Inc.	25,160	696,429
Meritage Homes Corp.†	21,563	914,271
New Home Co., Inc.†	6,914	77,713
PICO Holdings, Inc.	12,444	152,439
Taylor Morrison Home Corp., Class A†	62,252	1,396,935
TRI Pointe Group, Inc.†#	84,021	1,288,042
William Lyon Homes, Class A†	15,234	385,116

		8,925,815

Cable/Satellite TV - 0.0%

Global Eagle Entertainment, Inc.†#	28,601	38,611
WideOpenWest, Inc.†#	11,863	114,597

		153,208

Capacitors - 0.0%

KEMET Corp.†	31,023	557,794

Casino Hotels - 0.3%

Boyd Gaming Corp.#	46,538	1,646,514
Caesars Entertainment Corp.†	76,461	971,055
Century Casinos, Inc.†	11,831	94,293
Monarch Casino & Resort, Inc.†	6,060	255,914

		2,967,776

Casino Services - 0.2%

Eldorado Resorts, Inc.†#	26,219	894,068
Scientific Games Corp.†	29,808	1,324,965

		2,219,033

Cellular Telecom - 0.0%

ATN International, Inc.	5,878	352,092

Chemicals-Diversified - 0.3%

Aceto Corp.	16,745	120,062
AdvanSix, Inc.†	16,779	693,812
Codexis, Inc.†#	22,836	218,084
Innophos Holdings, Inc.	10,836	450,344
Innospec, Inc.	13,422	871,759
Koppers Holdings, Inc.†	11,554	466,781
Quaker Chemical Corp.	7,277	1,037,191

		3,858,033

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	24,008	489,043

Chemicals-Other - 0.0%

American Vanguard Corp.	16,080	313,560

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	16,001	701,644
Landec Corp.†	15,044	195,572
PolyOne Corp.	45,068	1,861,759

		2,758,975

Chemicals-Specialty - 1.2%

AgroFresh Solutions, Inc.†	12,337	95,488
Balchem Corp.	17,743	1,335,161
Calgon Carbon Corp.	28,302	601,418
CSW Industrials, Inc.†	8,111	371,889
Ferro Corp.†	46,900	1,003,191
GCP Applied Technologies, Inc.†	40,165	1,235,074
H.B. Fuller Co.	28,253	1,423,669
Hawkins, Inc.	5,398	180,833
Ingevity Corp.†	23,826	1,784,806
KMG Chemicals, Inc.	7,333	439,760
Kraton Corp.†	16,788	711,979
Minerals Technologies, Inc.	19,690	1,352,703
Oil-Dri Corp. of America	2,809	101,293
OMNOVA Solutions, Inc.†	24,194	244,359
PQ Group Holdings, Inc.†	16,406	219,840
Sensient Technologies Corp.	24,804	1,784,648
Stepan Co.	11,179	895,438
Tronox, Ltd., Class A	50,344	920,288
Valhi, Inc.	14,160	80,570

		14,782,407

Circuit Boards - 0.1%

Park Electrochemical Corp.	10,783	183,527
TTM Technologies, Inc.†	51,745	836,199

		1,019,726

Coal - 0.3%

Arch Coal, Inc., Class A	10,761	1,029,935
Cloud Peak Energy, Inc.†	41,409	136,236
Hallador Energy Co.	8,982	59,281
NACCO Industries, Inc., Class A	2,282	94,018
Peabody Energy Corp.	37,365	1,521,129
Ramaco Resources, Inc.†#	3,438	23,550
SunCoke Energy, Inc.†	36,076	385,292
Warrior Met Coal, Inc.#	18,518	577,947
Westmoreland Coal Co.†#	10,361	4,363

		3,831,751

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	12,703	272,479

Coffee - 0.0%

Farmer Bros. Co.†	4,864	151,757

Commercial Services - 0.5%

Acacia Research Corp.†	27,710	95,600
Care.com, Inc.†	7,690	137,497
Collectors Universe, Inc.	4,194	65,301
Emerald Expositions Events, Inc.#	10,152	216,441
Healthcare Services Group, Inc.#	39,910	1,813,111
HMS Holdings Corp.†	46,967	753,351
Medifast, Inc.	5,934	378,530
National Research Corp., Class A	5,300	149,990
Nutrisystem, Inc.	16,634	511,495
Reis, Inc.	5,075	97,694
RPX Corp.	25,738	258,152
ServiceSource International, Inc.†	43,176	158,024
SP Plus Corp.†	9,744	350,784
Team, Inc.†#	16,388	267,944
Weight Watchers International, Inc.†	15,675	1,059,943

		6,313,857

Commercial Services-Finance - 0.5%

Cardtronics PLC, Class A†	25,528	571,317
CBIZ, Inc.†	28,637	516,898
CPI Card Group, Inc.#	2,288	5,834
Everi Holdings, Inc.†	36,345	270,770
EVERTEC, Inc.	33,877	548,807
Green Dot Corp., Class A†	25,961	1,690,840
LendingTree, Inc.†#	3,567	1,243,100
Liberty Tax, Inc.	3,839	30,136
MoneyGram International, Inc.†	16,299	174,888
Travelport Worldwide, Ltd.	69,530	990,803

		6,043,393

Communications Software - 0.0%

Digi International, Inc.†	14,815	154,817
pdvWireless, Inc.†#	5,292	170,402
Ribbon Communications, Inc.†	26,579	172,232

		497,451

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	40,965	3,165,775

Computer Data Security - 0.2%

ForeScout Technologies, Inc.†	2,987	88,953
Qualys, Inc.†	18,007	1,333,418
Varonis Systems, Inc.†	10,960	615,404
VASCO Data Security International, Inc.†	16,953	204,284

		2,242,059

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	23,292	561,337

Computer Services - 1.3%

CACI International, Inc., Class A†	13,676	2,038,408
Carbonite, Inc.†	14,066	395,958
Cogint, Inc.†#	11,334	29,468
Convergys Corp.	52,632	1,221,589
Engility Holdings, Inc.†	10,102	275,886
EPAM Systems, Inc.†	27,900	3,156,048
ExlService Holdings, Inc.†	18,328	1,045,062
Insight Enterprises, Inc.†	19,948	696,784
KeyW Holding Corp.†#	26,986	202,665
MAXIMUS, Inc.	35,973	2,409,471
Presidio, Inc.†	12,263	179,285
Science Applications International Corp.	24,269	1,756,833
SecureWorks Corp., Class A†#	4,620	45,599
StarTek, Inc.†	5,777	62,392
Sykes Enterprises, Inc.†	21,967	638,361
Syntel, Inc.†	18,512	497,047
TTEC Holdings, Inc.	7,777	277,250
Unisys Corp.†#	28,194	315,773
Virtusa Corp.†	15,139	722,433

		15,966,312

Computer Software - 0.6%

Avid Technology, Inc.†	18,715	89,645
Box, Inc., Class A†	45,330	1,090,640
Cloudera, Inc.†#	54,629	1,040,682
CommerceHub, Inc., Series A†#	7,688	152,376
CommerceHub, Inc., Series C†	16,279	310,115
Cornerstone OnDemand, Inc.†#	29,718	1,218,438
Envestnet, Inc.†	24,125	1,329,287
j2 Global, Inc.	26,025	1,926,370
SendGrid, Inc.†#	4,638	121,145
Simulations Plus, Inc.	6,123	95,213
Tintri, Inc.†	5,315	25,990
Veritone, Inc.†#	1,525	21,274
Workiva, Inc.†#	14,294	325,189

		7,746,364

Computers - 0.2%

Nutanix, Inc., Class A†#	60,023	2,187,838

Computers-Integrated Systems - 0.5%

Agilysys, Inc.†	8,588	95,928
Cray, Inc.†	22,458	489,584
Diebold Nixdorf, Inc.#	42,332	664,613
Maxwell Technologies, Inc.†#	20,203	114,955
Mercury Systems, Inc.†	26,242	1,206,345
MTS Systems Corp.	9,532	466,591
NetScout Systems, Inc.†	47,262	1,254,806
Radisys Corp.†#	20,641	17,751
Super Micro Computer, Inc.†	21,820	394,942
USA Technologies, Inc.†#	27,145	221,232
VeriFone Systems, Inc.†#	62,385	1,035,591

		5,962,338

Computers-Memory Devices - 0.1%

Pure Storage, Inc., Class A†	54,351	1,177,786
Quantum Corp.†	15,929	58,300

		1,236,086

Computers-Other - 0.3%

3D Systems Corp.†#	61,200	581,400
ExOne Co.†#	6,230	52,083
Lumentum Holdings, Inc.†	34,617	2,111,637
Stratasys, Ltd.†#	27,991	510,136

		3,255,256

Computers-Periphery Equipment - 0.1%

Electronics For Imaging, Inc.†	25,934	710,332
Mitek Systems, Inc.†#	17,270	132,116

		842,448

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	16,200	445,500

Consulting Services - 0.3%

CRA International, Inc.	4,420	220,956
Forrester Research, Inc.	5,703	230,971
Franklin Covey Co.†	5,435	140,766
FTI Consulting, Inc.†	21,187	1,010,408
Hackett Group, Inc.	13,131	236,752
Huron Consulting Group, Inc.†	12,276	429,660
ICF International, Inc.†	10,039	572,223
Information Services Group, Inc.†	18,149	76,589
Navigant Consulting, Inc.†	25,667	510,260
Vectrus, Inc.†	6,220	169,744

		3,598,329

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co.†	5,913	228,419
Central Garden & Pet Co., Class A†	19,761	716,139
CSS Industries, Inc.	4,995	91,958
Helen of Troy, Ltd.†	15,268	1,374,883
WD-40 Co.#	7,739	965,053

		3,376,452

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A#	14,301	823,309
Greif, Inc., Class B	3,149	189,412

		1,012,721

Containers-Paper/Plastic - 0.2%

KapStone Paper and Packaging Corp.	48,698	1,699,073
Multi-Color Corp.	7,654	484,881
UFP Technologies, Inc.†	3,615	102,847

		2,286,801

Cosmetics & Toiletries - 0.1%

e.l.f. Beauty, Inc.†#	11,594	213,793
Inter Parfums, Inc.	9,686	410,687
Revlon, Inc., Class A†	6,610	130,217

		754,697

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	11,231	103,437

Data Processing/Management - 0.7%

Acxiom Corp.†	44,384	1,214,790
Amber Road, Inc.†	11,230	102,193
Bottomline Technologies (DE), Inc.†	22,283	846,308
CommVault Systems, Inc.†#	22,337	1,162,641

CSG Systems International, Inc.	18,680	871,982
Fair Isaac Corp.	16,706	2,839,018
Pegasystems, Inc.	20,524	1,190,392

		8,227,324

Decision Support Software - 0.0%

Castlight Health, Inc., Class B†#	35,826	127,182
QAD, Inc., Class A	5,590	251,550

		378,732

Diagnostic Equipment - 0.2%

Accelerate Diagnostics, Inc.†#	14,587	383,638
BioTelemetry, Inc.†#	17,792	574,681
GenMark Diagnostics, Inc.†#	28,545	117,605
Genomic Health, Inc.†	11,059	353,888
Oxford Immunotec Global PLC†#	14,174	154,497
Quotient, Ltd.†#	14,970	68,862
Repligen Corp.†	21,030	721,119

		2,374,290

Diagnostic Kits - 0.2%

Foundation Medicine, Inc.†	8,107	670,854
Meridian Bioscience, Inc.	23,321	325,328
OraSure Technologies, Inc.†	31,687	546,918
Quidel Corp.†	15,909	693,950

		2,237,050

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†#	5,433	107,682

Disposable Medical Products - 0.3%

ICU Medical, Inc.†	8,423	1,947,819
Merit Medical Systems, Inc.†	27,251	1,239,921
Utah Medical Products, Inc.	1,912	169,594

		3,357,334

Distribution/Wholesale - 0.6%

Anixter International, Inc.†	16,261	1,228,519
Core-Mark Holding Co., Inc.	25,543	522,865
EnviroStar, Inc.	2,047	70,622
Essendant, Inc.	20,931	166,192
Fossil Group, Inc.†#	24,797	331,784
G-III Apparel Group, Ltd.†	24,247	894,957
H&E Equipment Services, Inc.	17,646	665,078
Huttig Building Products, Inc.†#	13,339	68,696
Nexeo Solutions, Inc.†	14,708	136,637
ScanSource, Inc.†	13,886	454,766
SiteOne Landscape Supply, Inc.†#	19,011	1,308,717
Systemax, Inc.	6,431	183,734
Titan Machinery, Inc.†	10,400	207,376
Triton International, Ltd.	26,347	751,416
Veritiv Corp.†	6,430	155,927

		7,147,286

Diversified Financial Services - 0.1%

Ladder Capital Corp.#	44,185	652,612

Diversified Manufacturing Operations - 0.7%

Actuant Corp., Class A	33,363	757,340
AZZ, Inc.	14,540	593,959
Barnes Group, Inc.	28,151	1,697,787
Chase Corp.	4,002	416,208
EnPro Industries, Inc.	11,849	858,578
Fabrinet†	20,323	612,738
Federal Signal Corp.	33,045	706,833
GP Strategies Corp.†	7,029	154,989
Harsco Corp.†	45,028	911,817
LSB Industries, Inc.†	12,174	90,940
Lydall, Inc.†	9,354	450,395
NL Industries, Inc.†	4,678	37,658
Raven Industries, Inc.	20,245	687,318
Standex International Corp.	7,062	678,658
Tredegar Corp.	14,467	230,749

		8,885,967

Diversified Minerals - 0.1%

Fairmount Santrol Holdings, Inc.†#	86,876	389,204
Smart Sand, Inc.†#	12,242	90,836
United States Lime & Minerals, Inc.	1,106	78,758
US Silica Holdings, Inc.#	45,749	1,184,442

		1,743,240

Diversified Operations - 0.1%

HRG Group, Inc.†	66,610	1,051,772

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	11,322	589,310

Drug Delivery Systems - 1.0%

Antares Pharma, Inc.†#	80,450	176,990
Catalent, Inc.†	74,919	3,127,868
Depomed, Inc.†	32,296	221,874
Heron Therapeutics, Inc.†#	25,435	517,602
Nektar Therapeutics†	82,996	7,184,134
Revance Therapeutics, Inc.†	12,833	397,181

		11,625,649

E-Commerce/Products - 0.3%

1-800-flowers.com, Inc., Class A†	14,916	173,772
Chegg, Inc.†#	53,318	1,061,561
Etsy, Inc.†	67,696	1,713,386
FTD Cos., Inc.†	9,457	56,931
Lands’ End, Inc.†#	7,437	133,866
Overstock.com, Inc.†	9,398	567,639

		3,707,155

E-Commerce/Services - 1.0%

Cars.com, Inc.†#	40,323	1,104,447
Carvana Co.†#	7,925	158,817
ChannelAdvisor Corp.†	14,188	125,564
Groupon, Inc.†#	190,241	814,231
GrubHub, Inc.†#	48,118	4,783,410
Leaf Group, Ltd.†	6,815	52,476
Quotient Technology, Inc.†	42,356	556,981
Shutterfly, Inc.†	18,541	1,422,651
Shutterstock, Inc.†	10,390	522,098
Stamps.com, Inc.†#	9,152	1,748,490
Trade Desk, Inc., Class A†#	13,272	746,683
TrueCar, Inc.†#	39,393	436,868

		12,472,716

E-Marketing/Info - 0.1%

Liquidity Services, Inc.†	14,336	98,202
New Media Investment Group, Inc.	28,641	494,057
QuinStreet, Inc.†	20,489	269,020
Rubicon Project, Inc.†	24,844	39,999

		901,278

E-Services/Consulting - 0.0%

Perficient, Inc.†	19,223	374,272

Educational Software - 0.2%

2U, Inc.†#	26,936	2,229,762
Instructure, Inc.†	12,255	531,867
Rosetta Stone, Inc.†	9,493	129,959

		2,891,588

Electric Products-Misc. - 0.3%

Graham Corp.	5,346	108,043
Littelfuse, Inc.	13,581	2,818,057
Novanta, Inc.†	17,936	1,001,726

		3,927,826

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B	7,556	33,624
Spark Energy, Inc., Class A#	6,531	60,738
Unitil Corp.	7,785	327,282

		421,644

Electric-Generation - 0.0%

Atlantic Power Corp.†	64,160	134,736

Electric-Integrated - 1.3%

ALLETE, Inc.	28,662	1,953,315
Ameresco, Inc., Class A†	10,458	85,233
Avista Corp.#	36,059	1,724,702
Black Hills Corp.#	29,964	1,521,872
El Paso Electric Co.	22,648	1,100,693
IDACORP, Inc.	28,304	2,294,039
MGE Energy, Inc.	19,575	1,027,687
NorthWestern Corp.	27,287	1,393,820
Otter Tail Corp.	22,028	876,714
PNM Resources, Inc.	44,703	1,573,546
Portland General Electric Co.	50,113	1,990,989

		15,542,610

Electronic Components-Misc. - 0.9%

AVX Corp.	25,812	446,548
Bel Fuse, Inc., Class B	5,385	93,161
Benchmark Electronics, Inc.†	28,004	840,120
CTS Corp.	17,898	459,979
Kimball Electronics, Inc.†	14,860	257,821
Knowles Corp.†	49,373	712,946
Methode Electronics, Inc.	20,049	790,933
Microvision, Inc.†#	44,066	48,473
NVE Corp.	2,673	185,800
OSI Systems, Inc.†	9,896	624,833
Plexus Corp.†	18,808	1,134,499
Rogers Corp.†	10,101	1,387,069
Sanmina Corp.†	40,086	1,104,369
Sparton Corp.†	5,400	122,418
Stoneridge, Inc.†	15,073	327,988
Vishay Intertechnology, Inc.#	74,210	1,365,464
Vishay Precision Group, Inc.†	5,686	170,296
ZAGG, Inc.†	15,223	229,106

		10,301,823

Electronic Components-Semiconductors - 1.1%

Alpha & Omega Semiconductor, Ltd.†	11,194	172,052
Ambarella, Inc.†#	18,175	873,854
Amkor Technology, Inc.†	57,060	573,453
AXT, Inc.†	20,837	155,757
CEVA, Inc.†	12,240	449,820
Diodes, Inc.†	21,827	656,993
DSP Group, Inc.†	12,232	148,619
EMCORE Corp.†	15,084	79,945
GSI Technology, Inc.†	8,232	62,234
Impinj, Inc.†#	10,196	129,897
Inphi Corp.†#	23,531	652,985
Kopin Corp.†#	34,475	105,493
Lattice Semiconductor Corp.†	68,755	413,217
MACOM Technology Solutions Holdings, Inc.†#	22,712	484,674
Monolithic Power Systems, Inc.	22,361	2,617,579
Pixelworks, Inc.†	15,968	70,259
Rambus, Inc.†	60,729	771,866
Semtech Corp.†	36,325	1,222,336
Silicon Laboratories, Inc.†	23,504	2,197,624
SMART Global Holdings, Inc.†#	3,476	120,687
Synaptics, Inc.†#	19,298	896,778
Xperi Corp.	27,414	604,479

		13,460,601

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.#	15,717	748,129
CyberOptics Corp.†#	3,849	63,124
ESCO Technologies, Inc.	14,271	840,562
FARO Technologies, Inc.†	9,281	550,827
Fitbit, Inc., Class A†#	108,518	518,716
Itron, Inc.†	19,141	1,339,870
Mesa Laboratories, Inc.#	1,818	238,158

		4,299,386

Electronic Parts Distribution - 0.3%

SYNNEX Corp.	16,247	2,008,942
Tech Data Corp.†	19,651	2,030,734

		4,039,676

Electronic Security Devices - 0.0%

Napco Security Technologies, Inc.†	6,667	67,337

Energy-Alternate Sources - 0.3%

Clean Energy Fuels Corp.†	76,438	106,249
FutureFuel Corp.	14,015	168,040
Green Plains, Inc.#	22,035	403,240
Pacific Ethanol, Inc.†	24,155	99,036
Pattern Energy Group, Inc., Class A#	44,044	817,897
Plug Power, Inc.†#	127,934	237,957
Renewable Energy Group, Inc.†#	21,318	236,630
REX American Resources Corp.†#	3,258	262,986
Sunrun, Inc.†#	47,592	318,390
TerraForm Power, Inc., Class A	25,445	292,872
TPI Composites, Inc.†	5,984	118,603
Vivint Solar, Inc.†#	15,134	45,402

		3,107,302

Engineering/R&D Services - 0.3%

Argan, Inc.	8,140	325,193
Exponent, Inc.	14,362	1,116,645
KBR, Inc.	78,776	1,192,669
Mistras Group, Inc.†	9,686	191,008
NV5 Global, Inc.†#	4,517	195,360
VSE Corp.	4,834	234,449

		3,255,324

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	23,374	525,448

Enterprise Software/Service - 1.3%

Alteryx, Inc., Class A†#	13,151	449,633
American Software, Inc., Class A	15,063	187,384
Apptio, Inc., Class A†	13,060	377,434
Benefitfocus, Inc.†#	8,898	215,332
Blackbaud, Inc.	26,709	2,738,207
Blackline, Inc.†#	8,785	386,540
Coupa Software, Inc.†#	17,616	785,674
Donnelley Financial Solutions, Inc.†	18,761	324,753
Everbridge, Inc.†#	9,606	306,527
Evolent Health, Inc., Class A†#	33,468	490,306
Hortonworks, Inc.†	28,098	505,202
LivePerson, Inc.†	30,910	446,649
Majesco†	3,110	16,794
ManTech International Corp., Class A	14,428	813,306
MicroStrategy, Inc., Class A†	5,319	680,726
MobileIron, Inc.†	31,994	153,571
Model N, Inc.†	13,297	227,379
MuleSoft, Inc., Class A†#	13,616	420,462
Omnicell, Inc.†	20,997	916,519
Paycom Software, Inc.†#	27,611	2,731,280
PROS Holdings, Inc.†#	14,932	468,118
SPS Commerce, Inc.†	9,451	567,249
Verint Systems, Inc.†	35,622	1,385,696

		15,594,741

Entertainment Software - 0.0%

Glu Mobile, Inc.†	59,135	219,391

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	31,310	1,532,624

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	18,666	1,505,040

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	28,407	499,963
NewStar Financial, Inc. CVR†(1)(2)	17,919	9,677
On Deck Capital, Inc.†	27,617	143,332

		652,972

Finance-Consumer Loans - 0.3%

Elevate Credit, Inc.†#	9,700	69,258
Encore Capital Group, Inc.†#	13,443	575,360
Enova International, Inc.†	18,514	407,308
LendingClub Corp.†#	182,966	576,343
Nelnet, Inc., Class A	10,676	590,810
Ocwen Financial Corp.†	59,248	215,663
PRA Group, Inc.†#	25,020	958,266
Regional Management Corp.†	5,711	170,873
World Acceptance Corp.†	3,296	354,386

		3,918,267

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†	30,631	1,370,737

Finance-Investment Banker/Broker - 0.8%

Cowen, Inc.†#	14,509	208,204
Diamond Hill Investment Group, Inc.	1,775	363,928
Evercore, Inc., Class A	21,555	2,005,693
GAIN Capital Holdings, Inc.#	19,157	135,823
Greenhill & Co., Inc.#	13,623	277,228
Houlihan Lokey, Inc.	14,992	695,929
INTL. FCStone, Inc.†	8,484	336,390
Investment Technology Group, Inc.	18,406	364,807
Ladenburg Thalmann Financial Services, Inc.	57,651	192,554
Moelis & Co., Class A	17,489	887,567
Oppenheimer Holdings, Inc., Class A	5,485	145,627
Piper Jaffray Cos.	8,058	672,843
PJT Partners, Inc., Class A	10,132	484,411
Stifel Financial Corp.	37,333	2,384,459
Virtu Financial, Inc., Class A	14,154	420,374

		9,575,837

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	26,645	519,045
Marlin Business Services Corp.	4,919	126,910

		645,955

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	15,416	166,801
Ellie Mae, Inc.†#	18,960	1,681,183
Federal Agricultural Mtg. Corp., Class C	4,936	375,432
Granite Point Mtg. Trust, Inc.#	24,146	406,860
Impac Mortgage Holdings, Inc.†#	5,431	48,336
Nationstar Mtg. Holdings, Inc.†#	16,381	280,443
PennyMac Financial Services, Inc., Class A†	8,902	207,417
PHH Corp.†	17,946	189,869
TPG RE Finance Trust, Inc.	6,223	115,312

		3,471,653

Finance-Other Services - 0.1%

R1 RCM, Inc.†#	56,156	368,384
WageWorks, Inc.†	22,276	1,168,376

		1,536,760

Financial Guarantee Insurance - 0.5%

MBIA, Inc.†#	49,785	397,782
MGIC Investment Corp.†	207,411	2,860,198
NMI Holdings, Inc., Class A†	31,919	633,592
Radian Group, Inc.	121,380	2,490,718

		6,382,290

Firearms & Ammunition - 0.1%

American Outdoor Brands Corp.†#	30,099	270,891
Axon Enterprise, Inc.†#	29,197	1,016,931
Sturm Ruger & Co., Inc.#	9,477	407,985

		1,695,807

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	3,898	113,432

Food-Confectionery - 0.1%

Hostess Brands, Inc.†	44,822	548,621
Tootsie Roll Industries, Inc.#	9,479	316,599

		865,220

Food-Dairy Products - 0.0%

Dean Foods Co.	50,919	441,468
Lifeway Foods, Inc.†	2,630	17,779

		459,247

Food-Misc./Diversified - 0.7%

B&G Foods, Inc.#	36,812	1,019,693
Cal-Maine Foods, Inc.†#	16,094	685,604
Darling Ingredients, Inc.†	91,944	1,672,461
J&J Snack Foods Corp.	8,438	1,133,477
John B. Sanfilippo & Son, Inc.	4,802	277,268
Lancaster Colony Corp.	10,533	1,246,475
Snyder’s-Lance, Inc.#	48,197	2,404,066

		8,439,044

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	7,890	254,058
Smart & Final Stores, Inc.†#	12,794	92,117
SUPERVALU, Inc.†#	21,477	305,618
Village Super Market, Inc., Class A	4,464	105,797
Weis Markets, Inc.	5,358	199,692

		957,282

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	8,978	766,272
Chefs’ Warehouse, Inc.†#	10,979	247,576
Fresh Del Monte Produce, Inc.	18,144	846,962
Performance Food Group Co.†	50,618	1,551,442
SpartanNash Co.	20,523	344,171
United Natural Foods, Inc.†	28,405	1,212,041

		4,968,464

Footwear & Related Apparel - 0.4%

Crocs, Inc.†	38,974	477,042
Deckers Outdoor Corp.†	17,711	1,675,106
Iconix Brand Group, Inc.†#	28,032	38,964
Steven Madden, Ltd.†	33,106	1,453,353
Weyco Group, Inc.	3,462	105,349
Wolverine World Wide, Inc.	52,852	1,547,507

		5,297,321

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	8,294	225,763
Matthews International Corp., Class A	17,522	898,002

		1,123,765

Gambling (Non-Hotel) - 0.2%

Golden Entertainment, Inc.†	5,911	164,858
Pinnacle Entertainment, Inc.†	29,628	893,877
Red Rock Resorts, Inc., Class A	38,635	1,294,272

		2,353,007

Gas-Distribution - 1.0%

Chesapeake Utilities Corp.	8,857	590,319
New Jersey Resources Corp.	48,162	1,834,972
Northwest Natural Gas Co.	15,919	830,176
ONE Gas, Inc.	29,249	1,859,944
RGC Resources, Inc.	3,743	93,388
South Jersey Industries, Inc.	44,728	1,172,321
Southwest Gas Holdings, Inc.	26,604	1,752,671
Spire, Inc.	26,455	1,793,649
WGL Holdings, Inc.	28,700	2,389,562

		12,317,002

Gold Mining - 0.0%

Gold Resource Corp.#	29,380	119,577
Klondex Mines, Ltd.†#	99,782	131,712

		251,289

Golf - 0.1%

Acushnet Holdings Corp.#	17,657	374,152
Callaway Golf Co.	52,377	810,796
Drive Shack, Inc.†	34,805	175,765

		1,360,713

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	8,062	161,240
US Ecology, Inc.	12,236	647,284

		808,524

Health Care Cost Containment - 0.2%

CorVel Corp.†	5,198	254,442
HealthEquity, Inc.†#	27,907	1,606,885

		1,861,327

Heart Monitors - 0.0%

FONAR Corp.†	3,461	85,487

Home Furnishings - 0.1%

Ethan Allen Interiors, Inc.	13,918	330,552
Flexsteel Industries, Inc.	4,261	165,582
Hooker Furniture Corp.	6,350	237,173
Sleep Number Corp.†	21,993	757,439

		1,490,746

Hotels/Motels - 0.3%

Belmond, Ltd., Class A†	50,113	578,805
ILG, Inc.	59,576	1,808,728
La Quinta Holdings, Inc.†	45,693	862,684
Marcus Corp.	10,468	282,636
Red Lion Hotels Corp.†	9,279	90,006

		3,622,859

Housewares - 0.0%

Libbey, Inc.	12,276	76,970
Lifetime Brands, Inc.	5,548	77,395

		154,365

Human Resources - 0.9%

AMN Healthcare Services, Inc.†	26,417	1,470,106
Barrett Business Services, Inc.	3,962	294,337
BG Staffing, Inc.#	3,876	63,760
Cross Country Healthcare, Inc.†	19,828	256,773
Heidrick & Struggles International, Inc.	10,274	271,234
Insperity, Inc.	20,301	1,325,655
Kelly Services, Inc., Class A	17,092	504,043
Kforce, Inc.	13,133	363,784
Korn/Ferry International	29,458	1,234,585

On Assignment, Inc.†	28,014	2,148,394
Paylocity Holding Corp.†	14,839	694,020
Resources Connection, Inc.	16,293	253,356
TriNet Group, Inc.†	23,168	1,092,834
TrueBlue, Inc.†	22,863	621,874
Willdan Group, Inc.†	4,300	90,171

		10,684,926

Identification Systems - 0.1%

Brady Corp., Class A	26,019	973,111

Import/Export - 0.0%

Castle Brands, Inc.†#	49,612	57,550

Independent Power Producers - 0.3%

Dynegy, Inc.†	61,893	756,951
NRG Yield, Inc., Class A	19,526	300,310
NRG Yield, Inc., Class C	36,543	571,898
Ormat Technologies, Inc.#	22,599	1,414,246

		3,043,405

Industrial Audio & Video Products - 0.0%

Akoustis Technologies, Inc.†#	6,714	38,673
GoPro, Inc., Class A†#	61,093	328,680
Iteris, Inc.†#	13,334	74,270

		441,623

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,425	143,336
Ichor Holdings, Ltd.†#	10,316	266,566

		409,902

Instruments-Controls - 0.3%

Allied Motion Technologies, Inc.	3,707	116,214
Control4 Corp.†	14,188	341,080
Watts Water Technologies, Inc., Class A	15,590	1,177,045
Woodward, Inc.	29,840	2,113,567

		3,747,906

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	21,707	146,956

Insurance Brokers - 0.0%

Crawford & Co., Class B	6,695	60,054
eHealth, Inc.†	8,714	141,951

		202,005

Insurance-Life/Health - 0.6%

American Equity Investment Life Holding Co.	48,478	1,483,912
CNO Financial Group, Inc.	94,587	2,131,991
FBL Financial Group, Inc., Class A	5,542	359,676
Health Insurance Innovations, Inc., Class A†	6,609	206,201
Independence Holding Co.	3,367	95,959
National Western Life Group, Inc., Class A	1,267	386,435
Primerica, Inc.	24,817	2,419,657
Trupanion, Inc.†#	12,571	372,479

		7,456,310

Insurance-Multi-line - 0.3%

Citizens, Inc.†#	26,089	178,710
Genworth Financial, Inc., Class A†	281,604	765,963
Horace Mann Educators Corp.	22,899	942,294
Kemper Corp.	22,200	1,252,080
United Fire Group, Inc.	12,013	534,338

		3,673,385

Insurance-Property/Casualty - 1.2%

Ambac Financial Group, Inc.†	25,430	385,265
AMERISAFE, Inc.	10,702	599,312
AmTrust Financial Services, Inc.#	47,757	571,651
Atlas Financial Holdings, Inc.†	5,904	103,615
Baldwin & Lyons, Inc., Class B	5,223	118,301
Donegal Group, Inc., Class A	4,935	78,022
EMC Insurance Group, Inc.	4,907	128,073
Employers Holdings, Inc.	17,807	697,144
Enstar Group, Ltd.†	6,298	1,247,004
Federated National Holding Co.	6,633	102,480
Global Indemnity, Ltd.†	4,634	171,458
Hallmark Financial Services, Inc.†	7,463	73,361
HCI Group, Inc.	4,405	152,545
Heritage Insurance Holdings, Inc.#	12,116	202,095
Infinity Property & Casualty Corp.	5,970	704,161
Investors Title Co.	820	157,850
James River Group Holdings, Ltd.	14,296	467,622
Kingstone Cos., Inc.	5,079	97,009
Kinsale Capital Group, Inc.#	8,100	396,900
National General Holdings Corp.	27,496	631,858
Navigators Group, Inc.	11,531	621,521
NI Holdings, Inc.†	5,648	90,989
RLI Corp.	21,585	1,312,368
Safety Insurance Group, Inc.	8,183	583,857
Selective Insurance Group, Inc.	32,233	1,832,446
State Auto Financial Corp.	8,903	245,545
Stewart Information Services Corp.	11,805	473,735
Third Point Reinsurance, Ltd.†	51,485	715,641
Tiptree, Inc.	14,000	80,500
United Insurance Holdings Corp.#	11,534	225,490
Universal Insurance Holdings, Inc.	17,435	510,846

		13,778,664

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	16,239	945,922
Blue Capital Reinsurance Holdings, Ltd.	3,301	36,641
Essent Group, Ltd.†	45,571	2,054,796
Greenlight Capital Re, Ltd., Class A†	16,886	276,931
Maiden Holdings, Ltd.	39,257	235,542
WMIH Corp.†#	108,377	139,806

		3,689,638

Internet Application Software - 0.3%

Okta, Inc.†	10,896	420,477
RealNetworks, Inc.†	13,602	37,813
Tucows, Inc., Class A†#	5,092	294,318
VirnetX Holding Corp.†#	28,446	109,517
Zendesk, Inc.†#	55,828	2,410,653

		3,272,778

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	21,302	563,864
Cogent Communications Holdings, Inc.	23,302	998,491
Internap Corp.†#	11,354	147,829

		1,710,184

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	42,139	170,242

Internet Content-Information/News - 0.2%

DHI Group, Inc.†	27,152	44,801
HealthStream, Inc.†	14,438	348,822
XO Group, Inc.†	13,778	265,502
Yelp, Inc.†	44,751	1,949,353

		2,608,478

Internet Gambling - 0.0%

Inspired Entertainment, Inc.†	2,220	11,988

Internet Security - 0.3%

Corindus Vascular Robotics, Inc.†#	57,072	57,072
Imperva, Inc.†	19,061	889,196
Proofpoint, Inc.†#	24,442	2,619,449
Rapid7, Inc.†	11,963	315,943
Zix Corp.†	29,972	121,386

		4,003,046

Internet Telephone - 0.3%

8x8, Inc.†	49,446	902,390
RingCentral, Inc., Class A†	36,430	2,282,339

		3,184,729

Investment Companies - 0.1%

B. Riley Financial, Inc.#	11,622	215,007
Cannae Holdings, Inc.†	34,618	636,279
Ominto, Inc.†#	7,831	26,390

		877,676

Investment Management/Advisor Services - 0.5%

Altisource Portfolio Solutions SA†#	6,111	162,553
Artisan Partners Asset Management, Inc., Class A	25,336	855,090
Associated Capital Group, Inc., Class A#	2,518	86,871
Cohen & Steers, Inc.	11,951	478,040
Financial Engines, Inc.	32,788	1,098,398
GAMCO Investors, Inc., Class A	2,509	67,241
Hamilton Lane, Inc., Class A	7,895	275,851
Medley Management, Inc., Class A	2,939	17,928
OM Asset Management PLC	42,204	646,987
Pzena Investment Management, Inc., Class A	9,464	102,968
Silvercrest Asset Management Group, Inc., Class A	3,996	60,340
Virtus Investment Partners, Inc.	3,850	473,743
Waddell & Reed Financial, Inc., Class A#	45,510	910,200
Westwood Holdings Group, Inc.	4,544	246,921
WisdomTree Investments, Inc.	64,595	620,758

		6,103,889

Lasers-System/Components - 0.2%

Applied Optoelectronics, Inc.†#	10,489	292,958
Electro Scientific Industries, Inc.†	17,918	321,269
II-VI, Inc.†	33,976	1,308,076

		1,922,303

Leisure Products - 0.0%

Escalade, Inc.	5,943	72,208
Johnson Outdoors, Inc., Class A	2,708	166,921
Marine Products Corp.	4,380	62,546

		301,675

Lighting Products & Systems - 0.0%

Revolution Lighting Technologies, Inc.†#	6,899	23,526

Linen Supply & Related Items - 0.1%

UniFirst Corp.	8,560	1,329,368

Machine Tools & Related Products - 0.2%

Hardinge, Inc.	6,475	118,816
Kennametal, Inc.	44,973	1,852,888
Milacron Holdings Corp.†	30,451	652,565

		2,624,269

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	11,930	702,677
Hyster-Yale Materials Handling, Inc.	5,782	411,621

		1,114,298

Machinery-Electrical - 0.1%

Babcock & Wilcox Enterprises, Inc.†#	24,718	157,207
Franklin Electric Co., Inc.	25,941	1,015,590

		1,172,797

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,309	590,095
Lindsay Corp.	5,870	519,143

		1,109,238

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	16,075	1,023,174
Altra Industrial Motion Corp.	16,053	696,700
Applied Industrial Technologies, Inc.	21,452	1,510,221
Chart Industries, Inc.†	17,168	946,129
DXP Enterprises, Inc.†	8,826	262,485
Gencor Industries, Inc.†	4,539	73,305
Intevac, Inc.†	11,063	66,931
Kadant, Inc.	6,075	579,555
Manitowoc Co, Inc.†	17,852	530,561
Tennant Co.#	9,876	636,014
Twin Disc, Inc.†	4,780	114,338

		6,439,413

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	12,334	437,857

Machinery-Pumps - 0.1%

Gorman-Rupp Co.	9,879	263,572
NN, Inc.	15,169	362,539
SPX FLOW, Inc.†	23,202	1,131,329

		1,757,440

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	31,805	144,713
SEACOR Marine Holdings, Inc.†	9,094	153,870

		298,583

Medical Imaging Systems - 0.1%

Analogic Corp.	7,026	586,671
Lantheus Holdings, Inc.†	17,080	261,324

		847,995

Medical Information Systems - 0.5%

Allscripts Healthcare Solutions, Inc.†	101,736	1,411,078
Computer Programs & Systems, Inc.#	6,365	189,677
Cotiviti Holdings, Inc.†	20,556	688,832
Inovalon Holdings, Inc., Class A†	35,893	430,716
Medidata Solutions, Inc.†	31,574	2,073,149
NantHealth, Inc.†#	8,892	26,854
Quality Systems, Inc.†	29,696	372,685
Tabula Rasa HealthCare, Inc.†	5,404	174,603

		5,367,594

Medical Instruments - 0.9%

Abaxis, Inc.	12,283	818,908
AngioDynamics, Inc.†	20,453	333,179
Cardiovascular Systems, Inc.†	18,713	444,995
CONMED Corp.	15,373	930,528
CryoLife, Inc.†	17,987	340,854
Endologix, Inc.†#	46,043	185,093
Entellus Medical, Inc.†	6,786	162,864
Halyard Health, Inc.†	26,187	1,293,114
Integra LifeSciences Holdings Corp.†#	35,626	1,878,559
iRhythm Technologies, Inc.†	7,985	496,268
LivaNova PLC†	27,184	2,439,492
Natus Medical, Inc.†	17,094	532,478
NuVasive, Inc.†	28,429	1,374,826
Obalon Therapeutics, Inc.†#	5,004	20,116

		11,251,274

Medical Labs & Testing Services - 0.2%

Invitae Corp.†#	23,864	157,264
Medpace Holdings, Inc.†	3,804	121,918
Natera, Inc.†#	17,876	160,884
Syneos Health, Inc.†	30,579	1,281,260
Teladoc, Inc.†#	30,130	1,208,213

		2,929,539

Medical Laser Systems - 0.0%

Cutera, Inc.†	7,404	333,550

Medical Products - 1.7%

Accuray, Inc.†#	45,589	253,019
AtriCure, Inc.†	17,976	317,636
Atrion Corp.	783	461,109
AxoGen, Inc.†#	15,293	446,556
Cantel Medical Corp.	20,359	2,367,955
Cerus Corp.†	63,399	271,348
ConforMIS, Inc.†	23,175	31,518
Glaukos Corp.†#	16,037	501,958
Globus Medical, Inc., Class A†	39,504	1,881,971
Haemonetics Corp.†	29,804	2,113,104
Inogen, Inc.†	9,533	1,151,777
Integer Holdings Corp.†	17,365	886,483
Intersect ENT, Inc.†	14,888	548,623
Invacare Corp.#	18,228	313,522
K2M Group Holdings, Inc.†	23,077	477,925
LeMaitre Vascular, Inc.	8,401	292,019
Luminex Corp.	22,843	447,951
MiMedx Group, Inc.†#	58,039	411,496
NanoString Technologies, Inc.†	11,532	73,920
Nevro Corp.†#	15,515	1,258,577
Novocure, Ltd.†#	32,337	664,525
NxStage Medical, Inc.†	36,362	846,507
Orthofix International NV†	9,640	539,936
OrthoPediatrics Corp.†	2,601	45,908
Penumbra, Inc.†#	16,413	1,775,887
Pulse Biosciences, Inc.†	5,103	94,405
Restoration Robotics, Inc.†#	2,023	11,389
Rockwell Medical, Inc.†#	26,828	156,407
Sientra, Inc.†#	8,118	77,527
Surmodics, Inc.†	7,224	217,442
Tactile Systems Technology, Inc.†#	7,265	235,095
Viveve Medical, Inc.†#	8,388	36,320
Wright Medical Group NV†#	58,553	1,191,554

		20,401,369

Medical-Biomedical/Gene - 5.1%

Abeona Therapeutics, Inc.†#	15,754	218,193
Acceleron Pharma, Inc.†	21,017	881,243
Achillion Pharmaceuticals, Inc.†#	65,517	212,930
Acorda Therapeutics, Inc.†	24,258	576,128
Aduro Biotech, Inc.†#	25,205	157,531
Advaxis, Inc.†#	20,831	38,746
Agenus, Inc.†#	41,839	225,512
Aileron Therapeutics, Inc.†	2,123	17,430
Alder Biopharmaceuticals, Inc.†#	35,493	493,353
Allena Pharmaceuticals, Inc.†	3,017	20,546
AMAG Pharmaceuticals, Inc.†#	19,639	413,401
Amicus Therapeutics, Inc.†#	104,372	1,436,159
AnaptysBio, Inc.†	9,995	1,226,986
Anavex Life Sciences Corp.†#	20,891	49,303
ANI Pharmaceuticals, Inc.†	4,492	287,802
Aratana Therapeutics, Inc.†#	23,177	86,218
Ardelyx, Inc.†	18,699	100,507
Arena Pharmaceuticals, Inc.†	22,014	853,483
Assembly Biosciences, Inc.†#	9,020	511,795
Asterias Biotherapeutics, Inc.†#	16,562	35,608
Atara Biotherapeutics, Inc.†#	14,974	576,873
Athersys, Inc.†#	57,173	78,327
Audentes Therapeutics, Inc.†	9,199	309,914
Avexis, Inc.†	15,455	1,912,247
Axovant Sciences, Ltd.†#	18,157	26,146
Bellicum Pharmaceuticals, Inc.†#	15,213	105,730
BioCryst Pharmaceuticals, Inc.†#	54,858	272,644
Biohaven Pharmaceutical Holding Co., Ltd.†	5,878	199,205
BioTime, Inc.†#	48,491	127,046
Bluebird Bio, Inc.†#	27,401	5,507,601
Blueprint Medicines Corp.†	23,813	2,061,253
Cambrex Corp.†	18,190	944,971
Cascadian Therapeutics, Inc.†	19,708	196,489
Celcuity, Inc.†	1,562	27,085
Celldex Therapeutics, Inc.†	73,651	165,715
ChemoCentryx, Inc.†	13,834	134,467
Clearside Biomedical, Inc.†#	11,576	74,781
Corium International, Inc.†#	13,624	177,112
Corvus Pharmaceuticals, Inc.†#	4,717	38,632

Curis, Inc.†#	74,037	36,648
CytomX Therapeutics, Inc.†	16,265	483,233
Deciphera Pharmaceuticals, Inc.†#	4,619	115,567
Dermira, Inc.†#	21,338	548,600
Dynavax Technologies Corp.†#	34,079	550,376
Edge Therapeutics, Inc.†#	11,121	167,371
Editas Medicine, Inc.†#	19,282	706,493
Emergent BioSolutions, Inc.†	18,760	932,372
Enzo Biochem, Inc.†	23,058	145,957
Epizyme, Inc.†#	27,426	485,440
Esperion Therapeutics, Inc.†	9,499	763,815
Exact Sciences Corp.†#	65,859	2,937,970
Fate Therapeutics, Inc.†#	21,346	240,356
FibroGen, Inc.†	39,021	2,150,057
Five Prime Therapeutics, Inc.†	15,220	323,577
Fortress Biotech, Inc.†#	18,446	78,580
Genocea Biosciences, Inc.†	16,034	16,034
Geron Corp.†#	83,240	192,284
Halozyme Therapeutics, Inc.†#	66,816	1,313,603
Idera Pharmaceuticals, Inc.†#	78,980	139,795
ImmunoGen, Inc.†#	55,920	621,271
Immunomedics, Inc.†#	57,231	967,776
Innoviva, Inc.†#	41,984	651,172
Inovio Pharmaceuticals, Inc.†#	45,608	186,993
Insmed, Inc.†#	42,837	1,037,084
Intellia Therapeutics, Inc.†#	9,331	243,539
Iovance Biotherapeutics, Inc.†#	34,468	598,020
Karyopharm Therapeutics, Inc.†	18,923	279,493
Kura Oncology, Inc.†	11,282	254,973
Lexicon Pharmaceuticals, Inc.†#	24,126	208,207
Ligand Pharmaceuticals, Inc.†#	11,477	1,743,242
Loxo Oncology, Inc.†	12,798	1,423,394
MacroGenics, Inc.†#	18,980	476,208
Matinas BioPharma Holdings, Inc.†#	36,599	36,204
Medicines Co.†#	38,640	1,183,157
Merrimack Pharmaceuticals, Inc.#	7,185	79,825
Myriad Genetics, Inc.†#	36,560	1,185,275
NantKwest, Inc.†#	16,537	73,424
NeoGenomics, Inc.†#	31,701	266,288
NewLink Genetics Corp.†#	16,255	116,711
Novavax, Inc.†#	174,918	379,572
Novelion Therapeutics, Inc.†	8,470	35,066
Nymox Pharmaceutical Corp.†#	17,681	57,110
Omeros Corp.†#	25,469	257,237
Oncocyte Corp.†#	2,151	7,098
Organovo Holdings, Inc.†#	56,104	56,665
Otonomy, Inc.†	15,784	93,915
Ovid therapeutics, Inc.†	2,828	18,637
Pacific Biosciences of California, Inc.†#	58,019	138,085
PDL BioPharma, Inc.†	85,363	204,871
Pieris Pharmaceuticals, Inc.†	20,005	170,443
Prothena Corp. PLC†#	21,499	724,301
PTC Therapeutics, Inc.†	22,449	578,062
Puma Biotechnology, Inc.†#	16,085	1,051,155
Radius Health, Inc.†#	21,416	815,735
REGENXBIO, Inc.†	15,408	438,358
Retrophin, Inc.†#	21,406	535,578
Rigel Pharmaceuticals, Inc.†	82,816	311,388
RTI Surgical, Inc.†	30,597	130,037
Sage Therapeutics, Inc.†#	22,220	3,585,419
Sangamo Therapeutics, Inc.†	46,944	1,124,309
Selecta Biosciences, Inc.†#	7,794	71,393
Seres Therapeutics, Inc.†#	11,450	108,775
Sienna Biopharmaceuticals, Inc.†#	2,819	44,202
Spark Therapeutics, Inc.†#	15,474	883,565
Spectrum Pharmaceuticals, Inc.†	48,649	1,046,440
Stemline Therapeutics, Inc.†#	12,643	216,828
Strongbridge Biopharma PLC†	13,830	100,959
Syndax Pharmaceuticals, Inc.†#	6,592	59,592
Theravance Biopharma, Inc.†#	23,383	616,376
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	0
Tocagen, Inc.†#	9,970	108,673
Ultragenyx Pharmaceutical, Inc.†#	22,161	1,059,517
VBI Vaccines, Inc.†	19,343	70,989
Veracyte, Inc.†#	13,261	79,831
Versartis, Inc.†	18,472	29,555
WaVe Life Sciences, Ltd.†#	6,652	338,919
XBiotech, Inc.†#	10,816	52,133
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	73,561	274,383

		60,617,096

Medical-Drugs - 2.1%

Achaogen, Inc.†#	19,127	199,495
Aclaris Therapeutics, Inc.†#	13,015	259,519
Adamas Pharmaceuticals, Inc.†#	8,359	204,378
Aerie Pharmaceuticals, Inc.†#	18,552	948,935
Aimmune Therapeutics, Inc.†#	19,701	640,283
Akcea Therapeutics, Inc.†#	8,397	142,497
Apellis Pharmaceuticals, Inc.†	6,061	111,098
Array BioPharma, Inc.†#	111,462	1,930,522
Athenex, Inc.†	3,967	62,837
BioSpecifics Technologies Corp.†	3,164	128,142
Catalyst Pharmaceuticals, Inc.†	40,055	127,775
Chimerix, Inc.†	26,089	126,793
Clovis Oncology, Inc.†#	24,603	1,428,696
Coherus Biosciences, Inc.†#	21,475	212,603
Collegium Pharmaceutical, Inc.†#	14,029	336,556
Conatus Pharmaceuticals, Inc.†#	14,718	76,534
Corbus Pharmaceuticals Holdings, Inc.†#	27,136	200,806
Corcept Therapeutics, Inc.†#	51,033	775,191
Cytokinetics, Inc.†	23,260	180,265
Durect Corp.†#	80,321	97,992
Eagle Pharmaceuticals, Inc.†#	4,501	252,686
Enanta Pharmaceuticals, Inc.†	8,689	683,129
Global Blood Therapeutics, Inc.†#	20,670	1,212,296
Horizon Pharma PLC†	91,424	1,332,962
Immune Design Corp.†#	17,943	52,035
Insys Therapeutics, Inc.†#	13,449	98,043
Intra-Cellular Therapies, Inc.†	23,762	460,270
Ironwood Pharmaceuticals, Inc.†#	75,402	1,070,708
Jounce Therapeutics, Inc.†#	8,105	170,853
Kala Pharmaceuticals, Inc.†#	4,061	57,057
Keryx Biopharmaceuticals, Inc.†#	50,141	230,147
Lannett Co., Inc.†#	15,945	255,120
Madrigal Pharmaceuticals, Inc.†#	2,324	292,917
MediciNova, Inc.†#	19,151	200,128
Melinta Therapeutics, Inc.†#	5,365	66,794

Minerva Neurosciences, Inc.†	14,837	77,894
Miragen Therapeutics, Inc.†	7,371	40,909
MyoKardia, Inc.†	10,991	639,676
Neos Therapeutics, Inc.†#	13,855	114,997
Ocular Therapeutix, Inc.†#	12,622	66,013
Optinose, Inc.†#	3,040	53,838
Pacira Pharmaceuticals, Inc.†#	22,001	688,631
Paratek Pharmaceuticals, Inc.†#	13,330	174,623
PRA Health Sciences, Inc.†	27,762	2,332,008
Prestige Brands Holdings, Inc.†	29,857	1,009,167
Progenics Pharmaceuticals, Inc.†#	39,605	264,561
Protagonist Therapeutics, Inc.†	6,381	108,158
Ra Pharmaceuticals, Inc.†	6,582	41,993
Reata Pharmaceuticals, Inc., Class A†#	6,335	152,610
Rhythm Pharmaceuticals, Inc.†#	4,613	119,246
Spero Therapeutics, Inc.†#	3,378	35,739
Supernus Pharmaceuticals, Inc.†	27,043	1,051,973
Synergy Pharmaceuticals, Inc.†#	139,227	252,001
Syros Pharmaceuticals, Inc.†#	7,003	73,812
Tetraphase Pharmaceuticals, Inc.†	28,507	80,105
TG Therapeutics, Inc.†#	28,748	402,472
TherapeuticsMD, Inc.†#	92,749	463,745
Trevena, Inc.†#	31,407	56,219
Vanda Pharmaceuticals, Inc.†	24,657	464,784
Voyager Therapeutics, Inc.†	9,547	274,285
vTv Therapeutics, Inc., Class A†#	3,971	22,436
Zogenix, Inc.†#	19,163	812,511
Zynerba Pharmaceuticals, Inc.†	6,530	63,602

		24,564,070

Medical-Generic Drugs - 0.2%

Amphastar Pharmaceuticals, Inc.†	20,319	373,057
Dova Pharmaceuticals, Inc.†#	2,872	86,907
Impax Laboratories, Inc.†	41,103	838,501
Momenta Pharmaceuticals, Inc.†	42,328	721,692
Teligent, Inc.†#	23,024	64,467

		2,084,624

Medical-HMO - 0.4%

Magellan Health, Inc.†	13,495	1,361,645
Molina Healthcare, Inc.†#	24,653	1,782,412
Tivity Health, Inc.†#	20,458	788,656
Triple-S Management Corp., Class B†	12,794	310,894

		4,243,607

Medical-Hospitals - 0.2%

Community Health Systems, Inc.†#	53,282	272,804
Select Medical Holdings Corp.†	60,141	1,088,552
Surgery Partners, Inc.†#	10,564	167,439
Tenet Healthcare Corp.†	45,529	937,898

		2,466,693

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	26,966	719,992
Genesis Healthcare, Inc.†#	25,415	33,802
Kindred Healthcare, Inc.	47,708	438,914
National HealthCare Corp.	6,285	368,741

		1,561,449

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	4,189	143,892
Almost Family, Inc.†	7,151	421,551
Amedisys, Inc.†	15,955	944,696
Chemed Corp.	8,811	2,287,600
Civitas Solutions, Inc.†	8,999	116,987
LHC Group, Inc.†	8,815	567,510
Providence Service Corp.†	6,334	402,589

		4,884,825

Medical-Wholesale Drug Distribution - 0.0%

Owens & Minor, Inc.#	34,041	558,613

Metal Processors & Fabrication - 0.5%

Ampco-Pittsburgh Corp.	4,870	49,674
CIRCOR International, Inc.	9,250	434,750
DMC Global, Inc.	7,901	167,501
Global Brass & Copper Holdings, Inc.	12,145	343,704
Haynes International, Inc.	6,948	289,037
LB Foster Co., Class A†	4,661	121,885
Mueller Industries, Inc.	31,900	845,031
Park-Ohio Holdings Corp.	4,935	196,660
RBC Bearings, Inc.†	13,100	1,578,550
Rexnord Corp.†	58,313	1,689,911
Sun Hydraulics Corp.	13,232	687,005

		6,403,708

Metal Products-Distribution - 0.1%

Lawson Products, Inc.†	3,605	84,537
Olympic Steel, Inc.	5,143	115,872
Worthington Industries, Inc.	24,932	1,102,992

		1,303,401

Metal Products-Fasteners - 0.1%

Eastern Co.	3,125	79,688
TriMas Corp.†	25,496	660,346

		740,034

Metal-Aluminum - 0.1%

Century Aluminum Co.†	27,919	531,857
Kaiser Aluminum Corp.	9,278	931,233

		1,463,090

Metal-Diversified - 0.0%

Ferroglobe Representation & Warranty Trust†(1)(2)	36,833	0

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.†#	166,907	1,173,356

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.	4,064	151,384
FreightCar America, Inc.	6,794	100,483
Hillenbrand, Inc.	35,466	1,556,957
John Bean Technologies Corp.	17,590	1,948,093

		3,756,917

Motion Pictures & Services - 0.1%

Eros International PLC†#	14,072	185,750
IMAX Corp.†	31,396	662,456

		848,206

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	20,716	207,160

Multimedia - 0.1%

E.W. Scripps Co., Class A	32,390	446,010
Entravision Communications Corp., Class A	37,086	239,205
Liberty Media Corp. - Liberty Braves, Series A†	5,573	127,733
Liberty Media Corp. - Liberty Braves, Series C†	19,211	441,085
Media General, Inc. CVR†#(1)(2)	61,443	0

		1,254,033

Networking Products - 0.2%

A10 Networks, Inc.†	28,019	175,959
Calix, Inc.†	24,048	157,514
Extreme Networks, Inc.†	62,753	716,012
Infinera Corp.†#	82,606	821,930
NeoPhotonics Corp.†#	18,459	112,046
NETGEAR, Inc.†	17,520	976,740

		2,960,201

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	5,084	137,319

Non-Ferrous Metals - 0.1%

Materion Corp.	11,158	562,363
Uranium Energy Corp.†#	76,421	99,347

		661,710

Non-Hazardous Waste Disposal - 0.2%

Advanced Disposal Services, Inc.†	24,485	547,974
Casella Waste Systems, Inc., Class A†	21,908	556,901
Covanta Holding Corp.#	65,645	981,393

		2,086,268

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†	9,244	48,531

Office Furnishings-Original - 0.4%

CompX International, Inc.	925	12,626
Herman Miller, Inc.	33,422	1,199,850
HNI Corp.	24,269	897,468
Interface, Inc.	33,438	809,199
Kimball International, Inc., Class B	20,418	335,468
Knoll, Inc.	27,082	576,034
Steelcase, Inc., Class A	47,224	644,608

		4,475,253

Office Supplies & Forms - 0.1%

ACCO Brands Corp.	58,914	745,262

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.†#	36,227	525,292
Ensco PLC, Class A#	239,455	1,063,180
Noble Corp. PLC†#	136,769	530,664
Parker Drilling Co.†	75,207	67,686
Rowan Cos. PLC, Class A†#	65,338	794,510

		2,981,332

Oil Companies-Exploration & Production - 1.2%

Abraxas Petroleum Corp.†	85,891	184,666
Approach Resources, Inc.†#	24,091	70,105
Bill Barrett Corp.†	42,269	191,479
Bonanza Creek Energy, Inc.†	11,378	318,925
California Resources Corp.†#	23,875	336,876
Callon Petroleum Co.†#	112,906	1,193,416
Carrizo Oil & Gas, Inc.†#	43,327	608,744
Contango Oil & Gas Co.†	13,218	38,332
Denbury Resources, Inc.†#	222,661	487,628
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†#	13,045	120,014
Eclipse Resources Corp.†	48,932	78,780
Energy XXI Gulf Coast, Inc.†	16,560	86,940
EP Energy Corp., Class A†#	21,554	32,547
Evolution Petroleum Corp.	14,178	114,133
Gastar Exploration, Inc.†#	100,996	68,324
Halcon Resources Corp.†	72,404	438,044
Isramco, Inc.†	410	43,009
Jagged Peak Energy, Inc.†#	32,109	394,941
Jones Energy, Inc., Class A†#	28,366	26,097
Lilis Energy, Inc.†#	23,951	87,900
Matador Resources Co.†#	54,436	1,571,023
Midstates Petroleum Co., Inc.†	6,268	84,493
Oasis Petroleum, Inc.†	149,569	1,178,604
Panhandle Oil and Gas, Inc., Class A	8,794	156,973
PDC Energy, Inc.†	37,026	1,944,976
Penn Virginia Corp.†	7,990	298,027
Resolute Energy Corp.†#	12,154	395,005
Ring Energy, Inc.†	27,980	379,689
Rosehill Resources, Inc.†#	1,411	8,720
Sanchez Energy Corp.†#	40,598	118,952
SandRidge Energy, Inc.†	19,554	274,929
SilverBow Resources, Inc.†	3,905	108,442
SRC Energy, Inc.†#	132,122	1,171,922
Stone Energy Corp.†	10,927	330,651
Ultra Petroleum Corp.†#	109,277	403,232
Unit Corp.†	29,001	555,659
W&T Offshore, Inc.†	52,514	204,279
WildHorse Resource Development Corp.†#	27,242	462,569

		14,569,045

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	21,218	955,871
Exterran Corp.†	17,983	465,220
Flotek Industries, Inc.†#	30,981	184,337
Forum Energy Technologies, Inc.†#	45,142	510,104
Gulf Island Fabrication, Inc.	7,650	63,112
Natural Gas Services Group, Inc.†	6,944	172,906
Thermon Group Holdings, Inc.†	18,046	393,764

		2,745,314

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,214	47,953
CVR Energy, Inc.#	8,843	261,930
Delek US Holdings, Inc.	46,398	1,583,100
Par Pacific Holdings, Inc.†	17,799	302,939
Trecora Resources†#	11,003	122,133

		2,318,055

Oil-Field Services - 0.8%

Archrock, Inc.	39,134	371,773
Basic Energy Services, Inc.†	9,749	157,739
Bristow Group, Inc.#	18,126	267,540
C&J Energy Services, Inc.†	25,987	623,688
CARBO Ceramics, Inc.†#	12,855	87,414

Era Group, Inc.†	11,026	104,196
Frank’s International NV	27,904	145,938
Helix Energy Solutions Group, Inc.†	78,766	469,445
Independence Contract Drilling, Inc.†	19,188	79,630
Keane Group, Inc.†#	22,333	347,278
Key Energy Services, Inc.†	5,776	77,456
Mammoth Energy Services, Inc.†	4,506	117,967
Matrix Service Co.†	14,702	210,239
McDermott International, Inc.†	158,615	1,157,889
MRC Global, Inc.†	50,053	827,376
NCS Multistage Holdings, Inc.†#	5,939	86,828
Newpark Resources, Inc.†	47,146	388,954
NOW, Inc.†#	59,931	568,745
Oil States International, Inc.†	28,457	700,042
PHI, Inc.†	6,534	64,360
Pioneer Energy Services Corp.†	42,646	117,277
ProPetro Holding Corp.†#	31,937	515,144
Ranger Energy Services, Inc.†#	3,317	29,621
SEACOR Holdings, Inc.†	9,209	382,266
Select Energy Services, Inc., Class A†#	14,993	215,299
Solaris Oilfield Infrastructure, Inc., Class A†	9,787	164,715
Superior Energy Services, Inc.†#	85,278	729,127
TETRA Technologies, Inc.†	64,117	232,745

		9,240,691

Optical Recognition Equipment - 0.0%

Digimarc Corp.†#	5,772	149,495

Optical Supplies - 0.0%

STAAR Surgical Co.†	22,897	359,483

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	9,069	340,994
Neenah, Inc.	9,318	714,225
Orchids Paper Products Co.#	5,106	54,634
P.H. Glatfelter Co.	24,323	496,433
Schweitzer-Mauduit International, Inc.	17,052	668,609
Verso Corp., Class A†	19,248	337,610

		2,612,505

Pastoral & Agricultural - 0.0%

Phibro Animal Health Corp., Class A	11,063	425,372

Patient Monitoring Equipment - 0.4%

Insulet Corp.†	32,556	2,444,630
Masimo Corp.†	25,117	2,198,491

		4,643,121

Pharmacy Services - 0.1%

BioScrip, Inc.†#	65,036	205,514
Diplomat Pharmacy, Inc.†	27,189	566,619

		772,133

Physical Therapy/Rehabilitation Centers - 0.3%

AAC Holdings, Inc.†	6,415	60,686
Encompass Health Corp.	55,158	2,937,715
U.S. Physical Therapy, Inc.	6,777	525,217

		3,523,618

Pipelines - 0.1%

SemGroup Corp., Class A#	37,193	825,685
Tellurian, Inc.†#	32,317	282,127

		1,107,812

Pollution Control - 0.0%

Advanced Emissions Solutions, Inc.#	11,074	106,753
CECO Environmental Corp.	16,717	68,707
Hudson Technologies, Inc.†#	20,537	125,276

		300,736

Poultry - 0.1%

Sanderson Farms, Inc.#	11,284	1,389,625

Power Converter/Supply Equipment - 0.4%

Advanced Energy Industries, Inc.†	22,246	1,475,355
Energous Corp.†#	10,540	232,407
Generac Holdings, Inc.†	34,093	1,516,457
Powell Industries, Inc.	4,934	131,392
SPX Corp.†	23,848	744,773
SunPower Corp.†#	33,465	237,267
Vicor Corp.†	9,382	241,586

		4,579,237

Precious Metals - 0.1%

Coeur Mining, Inc.†	103,781	793,925
Hecla Mining Co.	220,750	807,945

		1,601,870

Printing-Commercial - 0.5%

ARC Document Solutions, Inc.†	22,388	47,686
Cimpress NV†#	13,989	2,276,710
Deluxe Corp.	27,153	1,927,863
Ennis, Inc.	14,014	273,273
LSC Communications, Inc.	19,223	279,887
Quad/Graphics, Inc.	17,572	463,725
RR Donnelley & Sons Co.#	39,287	296,224

		5,565,368

Private Equity - 0.1%

Kennedy-Wilson Holdings, Inc.	67,794	1,108,432

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	57,919	393,849
Scholastic Corp.	15,854	577,244

		971,093

Publishing-Newspapers - 0.2%

Daily Journal Corp.†#	622	141,200
Gannett Co., Inc.	62,965	632,169
New York Times Co., Class A	70,324	1,694,809
tronc, Inc.†	11,218	214,600

		2,682,778

Publishing-Periodicals - 0.1%

Meredith Corp.#	22,165	1,270,055
Value Line, Inc.	614	11,408

		1,281,463

Quarrying - 0.1%

Compass Minerals International, Inc.#	18,984	1,144,735

Racetracks - 0.3%

Churchill Downs, Inc.	7,546	1,948,377
Empire Resorts, Inc.†#	1,907	44,243
International Speedway Corp., Class A	13,541	609,345
Penn National Gaming, Inc.†	47,461	1,262,937
Speedway Motorsports, Inc.	6,517	127,929

		3,992,831

Radio - 0.1%

Beasley Broadcast Group, Inc., Class A	2,734	28,707
Entercom Communications Corp., Class A#	71,017	703,068
Saga Communications, Inc., Class A	2,112	82,368
Salem Media Group, Inc.	6,501	26,979
Townsquare Media, Inc., Class A†	4,925	34,278

		875,400

Real Estate Investment Trusts - 6.0%

Acadia Realty Trust	46,456	1,118,660
AG Mtg. Investment Trust, Inc.	15,698	256,819
Agree Realty Corp.	15,855	746,770
Alexander & Baldwin, Inc.	41,380	909,946
Alexander’s, Inc.	1,192	435,473
American Assets Trust, Inc.	22,617	717,411
Anworth Mtg. Asset Corp.	54,464	248,356
Apollo Commercial Real Estate Finance, Inc.#	60,222	1,099,654
Ares Commercial Real Estate Corp.	15,000	184,800
Armada Hoffler Properties, Inc.#	25,039	327,510
ARMOUR Residential REIT, Inc.#	23,321	499,536
Ashford Hospitality Prime, Inc.	14,850	127,710
Ashford Hospitality Trust, Inc.	43,055	237,233
Bluerock Residential Growth REIT, Inc.#	12,861	96,843
Capstead Mtg. Corp.	53,424	446,090
CareTrust REIT, Inc.	42,235	559,614
CatchMark Timber Trust, Inc., Class A	24,259	317,308
CBL & Associates Properties, Inc.#	94,421	437,169
Cedar Realty Trust, Inc.	49,382	196,047
Chatham Lodging Trust	25,013	454,986
Cherry Hill Mtg. Investment Corp.	6,568	105,876
Chesapeake Lodging Trust	33,135	856,871
City Office REIT, Inc.	16,553	166,192
Clipper Realty, Inc.#	8,819	78,489
CorEnergy Infrastructure Trust, Inc.	6,662	238,966
Cousins Properties, Inc.	234,199	1,953,220
CYS Investments, Inc.	86,673	547,773
DiamondRock Hospitality Co.	112,033	1,151,699
Dynex Capital, Inc.	27,958	168,307
Easterly Government Properties, Inc.#	23,621	449,744
EastGroup Properties, Inc.	18,821	1,525,066
Education Realty Trust, Inc.	42,625	1,327,342
Ellington Residential Mortgage REIT#	5,065	53,689
First Industrial Realty Trust, Inc.	66,639	1,867,891
Four Corners Property Trust, Inc.	34,549	758,696
Franklin Street Properties Corp.#	58,540	473,589
Front Yard Residential Corp.#	27,789	291,507
GEO Group, Inc.	68,562	1,460,371
Getty Realty Corp.	17,330	408,988
Gladstone Commercial Corp.	15,293	258,605
Global Medical REIT, Inc.#	10,175	66,138
Global Net Lease, Inc.	37,964	593,757
Government Properties Income Trust#	52,957	726,570
Gramercy Property Trust	89,657	1,941,074
Great Ajax Corp.	8,785	114,029
Healthcare Realty Trust, Inc.	68,723	1,824,596
Hersha Hospitality Trust	21,728	365,030
Independence Realty Trust, Inc.	46,972	400,201
InfraREIT, Inc.	23,773	443,129
Invesco Mtg. Capital, Inc.#	62,976	967,941
Investors Real Estate Trust	67,529	314,010
iStar, Inc.†#	36,876	372,448
Jernigan Capital, Inc.#	7,383	124,699
Kite Realty Group Trust	46,383	702,239
KKR Real Estate Finance Trust, Inc.	5,969	116,992
LaSalle Hotel Properties	63,757	1,563,959
Lexington Realty Trust	121,336	965,835
LTC Properties, Inc.	22,042	814,452
Mack-Cali Realty Corp.	50,716	856,593
MedEquities Realty Trust, Inc.	16,050	155,204
Monmouth Real Estate Investment Corp.	39,809	562,103
MTGE Investment Corp.	25,628	435,676
National Health Investors, Inc.	22,551	1,462,883
National Storage Affiliates Trust	24,814	608,687
New Senior Investment Group, Inc.	45,975	371,478
New York Mortgage Trust, Inc.#	62,415	343,907
NexPoint Residential Trust, Inc.	9,727	234,518
NorthStar Realty Europe Corp.	30,489	313,427
One Liberty Properties, Inc.	8,060	175,386
Orchid Island Capital, Inc.#	24,684	177,478
Owens Realty Mortgage, Inc.#	5,485	77,613
Pebblebrook Hotel Trust#	38,569	1,311,732
Pennsylvania Real Estate Investment Trust#	38,345	400,322
PennyMac Mtg. Investment Trust#	36,320	605,454
Physicians Realty Trust#	100,846	1,449,157
PotlatchDeltic Corp.	33,707	1,724,134
Preferred Apartment Communities, Inc., Class A	20,419	284,437
PS Business Parks, Inc.	11,072	1,227,442
QTS Realty Trust, Inc., Class A	27,621	891,330
Quality Care Properties, Inc.†	52,950	656,050
RAIT Financial Trust	51,420	9,256
Ramco-Gershenson Properties Trust	44,026	518,626
Redwood Trust, Inc.	42,904	628,544
Resource Capital Corp.#	16,900	146,861
Retail Opportunity Investments Corp.	60,657	1,040,874
Rexford Industrial Realty, Inc.	43,300	1,169,100
RLJ Lodging Trust#	95,033	1,882,604
Ryman Hospitality Properties, Inc.	24,766	1,707,863
Sabra Health Care REIT, Inc.	99,372	1,677,391
Saul Centers, Inc.	6,354	310,901
Select Income REIT	35,471	644,508
Seritage Growth Properties, Class A#	14,310	540,918
STAG Industrial, Inc.	53,065	1,208,290
Summit Hotel Properties, Inc.	58,067	764,742
Sunstone Hotel Investors, Inc.	126,406	1,824,039
Sutherland Asset Management Corp.	9,845	135,861
Terreno Realty Corp.	29,946	997,501
Tier REIT, Inc.	26,711	496,290
UMH Properties, Inc.	17,412	203,198
Universal Health Realty Income Trust	7,101	393,111
Urban Edge Properties#	57,917	1,249,849
Urstadt Biddle Properties, Inc., Class A	16,542	289,816

Washington Prime Group, Inc.#	104,472	684,292
Washington Real Estate Investment Trust	44,189	1,117,098
Western Asset Mortgage Capital Corp.#	22,882	201,819
Whitestone REIT#	20,860	257,412
Xenia Hotels & Resorts, Inc.	60,288	1,185,865

		71,589,555

Real Estate Management/Services - 0.2%

Farmland Partners, Inc.#	17,788	133,766
Griffin Industrial Realty, Inc.	389	14,144
HFF, Inc., Class A	20,579	939,637
Marcus & Millichap, Inc.†	8,978	281,011
RE/MAX Holdings, Inc., Class A	9,976	551,673
Redfin Corp.†#	6,005	123,643
Safety Income and Growth, Inc.#	5,799	101,019

		2,144,893

Real Estate Operations & Development - 0.1%

Community Healthcare Trust, Inc.#	9,632	226,737
Consolidated-Tomoka Land Co.	2,176	134,760
Forestar Group, Inc.†#	5,884	145,335
FRP Holdings, Inc.†	3,671	191,810
Maui Land & Pineapple Co., Inc.†	3,758	41,714
RMR Group, Inc., Class A	3,934	247,055
St. Joe Co.†#	24,850	437,360
Stratus Properties, Inc.	3,304	98,129
Transcontinental Realty Investors, Inc.†	939	28,057
Trinity Place Holdings, Inc.†#	10,158	60,948

		1,611,905

Recreational Centers - 0.2%

Planet Fitness, Inc., Class A†	48,455	1,791,866

Recreational Vehicles - 0.2%

Camping World Holdings, Inc., Class A	17,782	743,288
LCI Industries	13,577	1,483,966
Malibu Boats, Inc., Class A†	11,408	365,626
MCBC Holdings, Inc.†	10,301	252,478

		2,845,358

Recycling - 0.0%

Aqua Metals, Inc.†#	9,434	21,793

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	35,497	1,640,316
Avis Budget Group, Inc.†	40,546	1,831,868
CAI International, Inc.†	8,657	174,872
Herc Holdings, Inc.†	13,564	884,509
Hertz Global Holdings, Inc.†	30,644	557,414
McGrath RentCorp	13,121	664,185
Rent-A-Center, Inc.#	23,986	180,375
Textainer Group Holdings, Ltd.†	15,191	247,613

		6,181,152

Resorts/Theme Parks - 0.2%

Marriott Vacations Worldwide Corp.	11,988	1,684,314
SeaWorld Entertainment, Inc.†#	38,328	560,739

		2,245,053

Retail-Apparel/Shoe - 0.8%

Abercrombie & Fitch Co., Class A	38,261	789,324
American Eagle Outfitters, Inc.	90,882	1,751,296
Ascena Retail Group, Inc.†	96,628	219,346
Boot Barn Holdings, Inc.†	6,858	120,838
Buckle, Inc.#	16,109	339,094
Caleres, Inc.	23,568	660,140
Cato Corp., Class A	12,975	147,396
Chico’s FAS, Inc.	72,035	723,231
Children’s Place, Inc.#	9,662	1,374,903
DSW, Inc., Class A#	36,792	721,491
Duluth Holdings, Inc., Class B†#	5,376	90,424
Express, Inc.†	43,207	311,955
Finish Line, Inc., Class A#	22,272	236,529
Francesca’s Holdings Corp.†	20,688	107,785
Genesco, Inc.†	10,895	428,174
Guess?, Inc.#	33,566	530,007
J. Jill, Inc.†	6,600	56,826
Shoe Carnival, Inc.	6,441	150,462
Tailored Brands, Inc.	27,508	643,962
Tilly’s, Inc., Class A	7,348	95,891
Vera Bradley, Inc.†	11,264	113,316
Winmark Corp.	1,209	153,180

		9,765,570

Retail-Appliances - 0.0%

Conn’s, Inc.†#	10,414	340,538

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†	3,975	193,582
Asbury Automotive Group, Inc.†	10,389	684,116
Group 1 Automotive, Inc.	11,118	765,363
Lithia Motors, Inc., Class A#	13,184	1,369,686
Rush Enterprises, Inc., Class A†	17,056	725,050
Rush Enterprises, Inc., Class B†	2,859	113,817
Sonic Automotive, Inc., Class A#	14,126	276,870

		4,128,484

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	21,412	156,308
Barnes & Noble, Inc.	33,312	149,904

		306,212

Retail-Building Products - 0.3%

At Home Group, Inc.†#	2,851	84,361
Beacon Roofing Supply, Inc.†	37,399	1,978,781
BMC Stock Holdings, Inc.†	36,666	687,487
Foundation Building Materials, Inc.†#	8,315	113,832
GMS, Inc.†	15,385	476,320
Lumber Liquidators Holdings, Inc.†#	15,755	364,886
Tile Shop Holdings, Inc.	22,294	120,388

		3,826,055

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,478	160,849
PCM, Inc.†	5,284	37,516

		198,365

Retail-Discount - 0.3%

Big Lots, Inc.#	23,868	1,341,382
Citi Trends, Inc.	7,451	165,114
Fred’s, Inc., Class A#	20,143	67,076
Ollie’s Bargain Outlet Holdings, Inc.†#	26,662	1,582,390

		3,155,962

Retail-Hair Salons - 0.0%

Regis Corp.†	19,901	320,207

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	5,693	183,314
Haverty Furniture Cos., Inc.	10,523	214,143
Kirkland’s, Inc.†	8,579	75,152
La-Z-Boy, Inc.	27,047	830,343
Pier 1 Imports, Inc.	44,802	138,886
RH†#	11,253	955,155

		2,396,993

Retail-Jewelry - 0.0%

Movado Group, Inc.#	8,502	263,562

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	12,755	266,579
Party City Holdco, Inc.†#	15,388	222,357

		488,936

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.†#	173,743	752,307
Sears Holdings Corp.†	6,658	16,113

		768,420

Retail-Misc./Diversified - 0.3%

Container Store Group, Inc.†#	8,967	45,283
Five Below, Inc.†	30,261	2,022,948
Gaia, Inc.†#	4,907	63,055
PriceSmart, Inc.#	12,375	974,531

		3,105,817

Retail-Office Supplies - 0.1%

Office Depot, Inc.	286,870	754,468

Retail-Pawn Shops - 0.2%

EZCORP, Inc., Class A†	27,957	363,441
FirstCash, Inc.	25,966	1,913,694

		2,277,135

Retail-Pet Food & Supplies - 0.1%

Freshpet, Inc.†#	13,915	278,300
PetIQ, Inc.†#	4,066	89,045
PetMed Express, Inc.#	11,061	499,847

		867,192

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	7,842	639,515

Retail-Restaurants - 1.4%

Biglari Holdings, Inc.†	568	238,111
BJ’s Restaurants, Inc.	11,280	490,680
Bloomin’ Brands, Inc.	51,929	1,199,041
Bojangles’, Inc.†#	9,816	128,590
Brinker International, Inc.#	26,074	897,728
Carrols Restaurant Group, Inc.†	19,323	248,300
Cheesecake Factory, Inc.#	24,002	1,115,853
Chuy’s Holdings, Inc.†	9,289	250,803
Cracker Barrel Old Country Store, Inc.#	10,770	1,681,197
Dave & Buster’s Entertainment, Inc.†	23,253	1,041,037
Del Frisco’s Restaurant Group, Inc.†	11,842	197,169
Del Taco Restaurants, Inc.†	18,468	232,697
Denny’s Corp.†	35,854	539,244
Dine Brands Global, Inc.#	9,641	732,523
El Pollo Loco Holdings, Inc.†	11,385	111,004
Fiesta Restaurant Group, Inc.†#	14,451	245,667
Fogo De Chao, Inc.†	5,276	82,306
Habit Restaurants, Inc., Class A†#	11,308	97,814
J Alexander’s Holdings, Inc.†	7,215	71,428
Jack in the Box, Inc.	16,489	1,485,329
Nathan’s Famous, Inc.	1,594	103,690
Noodles & Co.†	6,558	40,660
Papa John’s International, Inc.#	14,549	840,059
Potbelly Corp.†	12,815	164,673
Red Robin Gourmet Burgers, Inc.†	7,210	386,816
Ruth’s Hospitality Group, Inc.	16,546	406,204
Shake Shack, Inc., Class A†#	12,500	487,375
Sonic Corp.#	21,832	548,420
Texas Roadhouse, Inc.	37,490	2,071,697
Wingstop, Inc.#	16,270	737,194
Zoe’s Kitchen, Inc.†#	10,693	159,112

		17,032,421

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.#	11,384	70,012
Hibbett Sports, Inc.†#	11,530	296,897
Sportsman’s Warehouse Holdings, Inc.†#	20,265	98,285
Zumiez, Inc.†	10,320	203,304

		668,498

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	7,619	69,333

Retail-Vision Service Center - 0.0%

National Vision Holdings, Inc.†	10,279	355,242

Retail-Vitamins & Nutrition Supplements - 0.0%

GNC Holdings, Inc., Class A†#	37,979	161,790
Vitamin Shoppe, Inc.†#	11,949	44,809

		206,599

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†#	13,749	162,101

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	28,814	903,319

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	12,942	245,251
Proto Labs, Inc.†	13,891	1,513,424
Trinseo SA	24,863	1,979,095

		3,737,770

Satellite Telecom - 0.1%

Globalstar, Inc.†#	318,732	302,987
Intelsat SA†	20,312	98,310
Iridium Communications, Inc.†#	46,929	549,069
Loral Space & Communications, Inc.†#	7,198	318,871

		1,269,237

Savings & Loans/Thrifts - 1.8%

Banc of California, Inc.#	24,343	485,643
BankFinancial Corp.	7,994	128,144
Bear State Financial, Inc.	11,615	119,170
Beneficial Bancorp, Inc.	38,773	581,595
Berkshire Hills Bancorp, Inc.	22,372	822,171
BofI Holding, Inc.†#	33,586	1,249,063
Brookline Bancorp, Inc.	42,051	666,508

BSB Bancorp, Inc.†	4,678	135,662
Capitol Federal Financial, Inc.	71,954	898,705
Charter Financial Corp.	6,893	136,826
Clifton Bancorp, Inc.	10,992	169,497
Community Bankers Trust Corp.†	12,018	99,749
Dime Community Bancshares, Inc.	17,736	319,248
Entegra Financial Corp.†	3,756	105,544
ESSA Bancorp, Inc.	4,968	72,384
First Defiance Financial Corp.	5,557	295,688
First Financial Northwest, Inc.	4,652	73,595
Flagstar Bancorp, Inc.†	11,934	420,793
Flushing Financial Corp.	15,553	415,265
Greene County Bancorp, Inc.#	1,704	62,111
Hingham Institution for Savings	727	145,407
Home Bancorp, Inc.	3,287	136,411
HomeTrust Bancshares, Inc.†	9,339	242,347
Investors Bancorp, Inc.	145,237	1,960,700
Malvern Bancorp, Inc.†	3,598	85,812
Meridian Bancorp, Inc.	26,817	537,681
Meta Financial Group, Inc.	5,018	538,933
MutualFirst Financial, Inc.	3,432	122,522
Northfield Bancorp, Inc.	24,104	374,094
Northwest Bancshares, Inc.#	53,014	869,960
OceanFirst Financial Corp.	23,235	601,322
Oconee Federal Financial Corp.	697	19,962
Oritani Financial Corp.	22,151	345,556
Pacific Premier Bancorp, Inc.†	21,947	922,871
Provident Financial Holdings, Inc.	3,136	57,138
Provident Financial Services, Inc.	34,541	859,380
Prudential Bancorp, Inc.	4,547	79,300
Riverview Bancorp, Inc.	11,974	103,455
SI Financial Group, Inc.	6,288	90,547
Southern Missouri Bancorp, Inc.	3,800	128,516
Sterling Bancorp	119,424	2,776,608
Territorial Bancorp, Inc.	4,317	128,949
Timberland Bancorp, Inc.	3,484	99,468
United Community Financial Corp.	27,432	253,472
United Financial Bancorp, Inc.	28,336	442,042
Washington Federal, Inc.	48,842	1,694,817
Waterstone Financial, Inc.	14,302	245,994
WSFS Financial Corp.	16,923	807,227

		21,927,852

Schools - 0.6%

Adtalem Global Education, Inc.†	33,758	1,554,556
American Public Education, Inc.†	8,853	272,230
Bridgepoint Education, Inc.†	10,431	69,575
Cambium Learning Group, Inc.†	7,741	57,361
Capella Education Co.	6,443	500,621
Career Education Corp.†	37,880	501,152
Grand Canyon Education, Inc.†	26,276	2,578,989
K12, Inc.†	21,550	321,742
Laureate Education, Inc., Class A†#	30,973	414,109
Strayer Education, Inc.#	5,946	532,999

		6,803,334

Security Services - 0.2%

Alarm.com Holdings, Inc.†	11,375	411,036
Ascent Capital Group, Inc., Class A†	6,167	41,935
Brink’s Co.	25,686	1,887,921

		2,340,892

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	7,340	75,088

Semiconductor Components-Integrated Circuits - 0.5%

Aquantia Corp.†#	3,857	53,226
Cirrus Logic, Inc.†	36,131	1,600,965
Integrated Device Technology, Inc.†	75,049	2,276,987
MaxLinear, Inc.†#	34,473	783,571
Power Integrations, Inc.	16,066	1,079,635
Sigma Designs, Inc.†	20,996	125,976

		5,920,360

Semiconductor Equipment - 1.0%

Axcelis Technologies, Inc.†	16,818	411,200
Brooks Automation, Inc.	38,516	1,028,762
Cabot Microelectronics Corp.	13,941	1,420,588
Cohu, Inc.	15,392	308,302
Entegris, Inc.	79,578	2,641,990
FormFactor, Inc.†	40,315	528,126
MKS Instruments, Inc.	30,190	3,361,656
Nanometrics, Inc.†	13,474	355,579
Photronics, Inc.†	37,436	292,001
Rudolph Technologies, Inc.†	17,487	464,280
Ultra Clean Holdings, Inc.†	18,435	355,058
Veeco Instruments, Inc.†	26,424	479,596
Xcerra Corp.†	29,978	299,780

		11,946,918

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.	19,776	505,277
Atkore International Group, Inc.†	18,565	403,603
Mueller Water Products, Inc., Class A	86,324	949,564
Northwest Pipe Co.†	5,340	93,610
Omega Flex, Inc.	1,631	91,042
TimkenSteel Corp.†#	22,196	363,127

		2,406,223

Steel-Producers - 0.4%

AK Steel Holding Corp.†#	176,676	911,648
Carpenter Technology Corp.#	25,971	1,322,963
Commercial Metals Co.	64,749	1,573,401
Ryerson Holding Corp.†	8,956	90,455
Schnitzer Steel Industries, Inc., Class A	14,811	503,574
Shiloh Industries, Inc.†	8,099	59,042

		4,461,083

Steel-Specialty - 0.2%

Allegheny Technologies, Inc.†#	70,386	1,823,701

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	24,618	1,032,725
Wesco Aircraft Holdings, Inc.†	31,218	279,401

		1,312,126

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	16,981	472,921

Telecom Equipment-Fiber Optics - 0.5%

Acacia Communications, Inc.†	10,548	408,208
Ciena Corp.†	79,025	1,831,009

Clearfield, Inc.†	6,442	86,967
Finisar Corp.†#	63,859	1,149,462
Harmonic, Inc.†#	44,418	134,364
KVH Industries, Inc.†	8,720	88,944
Oclaro, Inc.†	92,758	665,075
Viavi Solutions, Inc.†	128,208	1,233,361

		5,597,390

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.#	36,610	423,212
GTT Communications, Inc.†#	17,344	894,950
Hawaiian Telcom Holdco, Inc.†	3,344	94,200
HC2 Holdings, Inc.†	23,287	115,504
Ooma, Inc.†	9,490	101,068
ORBCOMM, Inc.†	38,030	395,512
RigNet, Inc.†	7,465	100,031
Spok Holdings, Inc.	11,117	172,869
Vonage Holdings Corp.†	115,237	1,169,656

		3,467,002

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	27,204	425,742
Comtech Telecommunications Corp.	12,856	284,118
Plantronics, Inc.	18,446	996,822
Preformed Line Products Co.	1,709	103,890

		1,810,572

Telephone-Integrated - 0.3%

Cincinnati Bell, Inc.†	23,512	379,719
Frontier Communications Corp.#	44,050	309,671
GCI Liberty, Inc.†	14,906	573,136
IDT Corp., Class B	9,739	117,647
Shenandoah Telecommunications Co.#	26,017	853,358
Verizon Communications, Inc.	20,826	994,233
Windstream Holdings, Inc.#	102,493	161,939

		3,389,703

Television - 0.3%

Central European Media Enterprises, Ltd., Class A†#	46,161	205,416
Gray Television, Inc.†	35,849	494,716
Nexstar Media Group, Inc., Class A#	24,561	1,754,884
Sinclair Broadcast Group, Inc., Class A#	39,971	1,351,020

		3,806,036

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	7,172	191,277
Unifi, Inc.†	8,620	301,700

		492,977

Textile-Products - 0.0%

Culp, Inc.	6,133	170,497

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	29,841	447,615
National CineMedia, Inc.	34,654	260,945
Reading International, Inc., Class A†	9,435	154,734

		863,294

Therapeutics - 0.6%

Akebia Therapeutics, Inc.†	25,060	358,358
Anika Therapeutics, Inc.†	8,050	419,003
Calithera Biosciences, Inc.†	17,149	132,047
Cara Therapeutics, Inc.†#	14,959	209,127
Concert Pharmaceuticals, Inc.†	10,033	219,522
Dyax Corp. CVR†(1)(2)	82,437	260,006
Flexion Therapeutics, Inc.†#	18,348	465,305
G1 Therapeutics, Inc.†	4,402	99,441
La Jolla Pharmaceutical Co.†#	9,789	304,047
Mersana Therapeutics, Inc.†#	2,829	48,970
Portola Pharmaceuticals, Inc.†	31,831	1,347,088
Recro Pharma, Inc.†#	7,627	68,719
Sarepta Therapeutics, Inc.†#	34,215	2,147,676
Xencor, Inc.†#	21,321	653,062

		6,732,371

Tobacco - 0.2%

Turning Point Brands, Inc.	2,829	59,126
Universal Corp.	13,854	680,924
Vector Group, Ltd.#	54,976	1,101,719

		1,841,769

Toys - 0.0%

Funko, Inc., Class A†#	5,892	43,483

Transactional Software - 0.2%

ACI Worldwide, Inc.†	65,289	1,544,085
InnerWorkings, Inc.†	25,787	238,014
Synchronoss Technologies, Inc.†#	24,469	228,540

		2,010,639

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	32,925	871,525
Atlas Air Worldwide Holdings, Inc.†	13,039	793,423

		1,664,948

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	21,417	1,476,488
Greenbrier Cos., Inc.#	15,333	794,250
Willis Lease Finance Corp.†	1,931	52,716

		2,323,454

Transport-Marine - 0.4%

Ardmore Shipping Corp.†	15,719	118,679
Costamare, Inc.	28,132	162,884
DHT Holdings, Inc.#	47,857	179,942
Dorian LPG, Ltd.†	12,574	92,042
Eagle Bulk Shipping, Inc.†	21,517	104,573
Frontline, Ltd.#	43,113	166,847
GasLog, Ltd.	22,887	377,636
Genco Shipping & Trading, Ltd.†	4,303	59,209
Gener8 Maritime, Inc.†	26,426	146,664
Golar LNG, Ltd.#	53,815	1,454,081
International Seaways, Inc.†	16,473	268,016
Navios Maritime Acquisition Corp.#	46,185	34,773
Navios Maritime Holdings, Inc.†	51,317	64,146
Nordic American Tankers, Ltd.#	55,996	117,032
Overseas Shipholding Group, Inc., Class A†	25,353	44,875
Safe Bulkers, Inc.†	27,561	100,873
Scorpio Bulkers, Inc.	32,895	254,936
Scorpio Tankers, Inc.#	133,971	308,133

Ship Finance International, Ltd.#	33,509	484,205
Teekay Corp.#	30,236	229,794
Teekay Tankers, Ltd., Class A#	113,907	130,993

		4,900,333

Transport-Services - 0.2%

Echo Global Logistics, Inc.†	14,789	391,169
Hub Group, Inc., Class A†	18,277	797,791
Matson, Inc.	23,620	673,170
Radiant Logistics, Inc.†	20,967	77,578

		1,939,708

Transport-Truck - 0.8%

ArcBest Corp.	14,507	480,182
Covenant Transportation Group, Inc., Class A†	6,650	171,703
Daseke, Inc.†	13,500	135,810
Forward Air Corp.	16,566	894,564
Heartland Express, Inc.#	26,480	516,890
Knight-Swift Transportation Holdings, Inc.#	70,287	3,385,022
Marten Transport, Ltd.	21,827	472,554
Roadrunner Transportation Systems, Inc.†	17,112	65,539
Saia, Inc.†	14,174	1,029,741
Schneider National, Inc., Class B#	23,405	605,253
Universal Logistics Holdings, Inc.	4,676	103,340
Werner Enterprises, Inc.	26,705	994,761
YRC Worldwide, Inc.†	18,501	161,329

		9,016,688

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	40,682	423,093

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	11,342	138,372

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,677	249,963
Kindred Biosciences, Inc.†	14,081	125,321
Neogen Corp.†	27,708	1,614,545

		1,989,829

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†#	5,048	35,084
Natural Health Trends Corp.#	4,114	71,707
Nature’s Sunshine Products, Inc.	6,012	67,635
USANA Health Sciences, Inc.†	6,354	485,445

		659,871

Water - 0.3%

American States Water Co.	20,336	1,080,248
Artesian Resources Corp., Class A	4,396	145,464
California Water Service Group	26,903	1,020,969
Connecticut Water Service, Inc.	6,651	343,391
Consolidated Water Co., Ltd.	8,180	102,659
Global Water Resources, Inc.	5,682	48,581
Middlesex Water Co.	8,901	315,451
SJW Group	9,159	484,877
York Water Co.	7,185	201,899

		3,743,539

Water Treatment Systems - 0.1%

AquaVenture Holdings, Ltd.†#	6,484	83,319
Energy Recovery, Inc.†#	20,301	139,265
Evoqua Water Technologies Corp.†#	18,071	413,826
Pure Cycle Corp.†	9,580	76,161

		712,571

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†	32,477	237,082
NIC, Inc.	35,914	484,839
Q2 Holdings, Inc.†	17,549	799,357
Web.com Group, Inc.†	21,491	386,838

		1,908,116

Web Portals/ISP - 0.1%

Blucora, Inc.†	24,809	578,050
Meet Group, Inc.†#	37,497	98,242

		676,292

Wire & Cable Products - 0.3%

Belden, Inc.	23,567	1,714,028
Encore Wire Corp.	11,350	594,740
General Cable Corp.	27,579	814,960
Insteel Industries, Inc.	10,189	287,737

		3,411,465

Wireless Equipment - 0.4%

Aerohive Networks, Inc.†	17,932	75,135
CalAmp Corp.†	19,369	453,235
Gogo, Inc.†#	31,920	289,834
InterDigital, Inc.	19,395	1,392,561
Quantenna Communications, Inc.†#	12,362	169,977
Telenav, Inc.†	16,097	87,729
Ubiquiti Networks, Inc.†#	12,560	798,816
ViaSat, Inc.†#	29,826	2,081,556

		5,348,843

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	21,099	736,144
ViewRay, Inc.†#	17,123	142,292

		878,436

Total Common Stocks
(cost $820,674,385)		1,153,010,085

WARRANTS - 0.0%
Finance-Other Services - 0.0%

Emergent Capital, Inc.† Expires 10/01/2019 (strike price $10.75)
(cost $0)	1,320	0

Total Long-Term Investment Securities
(cost $820,674,385)		1,153,010,085

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Registered Investment Companies - 6.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(3)(4)	77,286,648	77,286,648

U.S. Government Treasuries - 0.3%

United States Treasury Bills
1.19% due 04/05/2018(5)	$500,000	499,288
1.27% due 03/01/2018(5)	2,500,000	2,500,000
1.47% due 05/31/2018(5)	500,000	497,949
1.54% due 04/26/2018(5)	500,000	498,813

		3,996,050

Total Short-Term Investment Securities
(cost $81,283,018)		81,282,698

REPURCHASE AGREEMENTS - 3.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount $41,892,233 collateralized by $44,015,000 of U.S. Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $42,731,347

(cost $41,892,000)	41,892,000	41,892,000

TOTAL INVESTMENTS
(cost $943,849,403)	106.5%	1,276,184,783
Liabilities in excess of other assets	(6.5)	(78,049,283)

NET ASSETS	100.0%	$1,198,135,500

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $272,112 representing 0.0% of net assets.
(3)	At February 28, 2018, the Fund had loaned securities with a total value of $235,672,270. This was secured by collateral of $77,286,648, which was received in cash and subsequently invested in short-term investments currently valued at $77,286,648 as reported in the Portfolio of Investments. Additional collateral of $170,138,787 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$11,253,547
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	4,039,494
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	4,176,643
United States Treasury Bills	0.00%	03/08/2018 to 11/08/2018	13,902,534
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	136,766,569

(4)	The rate shown is the 7-day yield as of February 28, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis *	Notional Value *	Unrealized Appreciation (Depreciation)

577	Long	Russell 2000 Mini Index	March 2018	$43,606,546	$43,598,120	$(8,426)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Finance-Commercial	$643,295	$—	$9,677	$652,972
Medical-Biomedical/Gene	60,614,667	—	2,429	60,617,096
Metal-Diversified	—	—	0	0
Multimedia	1,254,033	—	0	1,254,033
Oil Companies - Exploration & Production	14,569,045	—	0	14,569,045
Therapeutics	6,472,365	—	260,006	6,732,371
Other Industries	1,069,184,568	—	—	1,069,184,568
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	77,286,648	—	—	77,286,648
U.S. Government Treasuries	—	3,996,050	—	3,996,050
Repurchase Agreements	—	41,892,000	—	41,892,000

Total Investments at Value	$1,230,024,621	$45,888,050	$272,112	$1,276,184,783

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$8,426	$—	$—	$8,426

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.1%
Apparel Manufacturers - 0.4%

Delta Apparel, Inc.†	70,428	$1,271,225

Auto/Truck Parts & Equipment-Replacement - 1.6%

Douglas Dynamics, Inc.	108,451	4,826,070

Banks-Commercial - 9.8%

Associated Banc-Corp.	174,361	4,306,717
First Citizens BancShares, Inc., Class A	19,137	7,790,673
Hancock Holding Co.	75,674	3,912,346
IBERIABANK Corp.	22,528	1,820,262
Renasant Corp.	118,407	4,944,676
UMB Financial Corp.	93,798	6,847,254

		29,621,928

Batteries/Battery Systems - 1.5%

Energizer Holdings, Inc.#	22,235	1,211,363
EnerSys	49,576	3,454,951

		4,666,314

Beverages-Non-alcoholic - 0.9%

Cott Corp.	179,331	2,609,266

Building & Construction Products-Misc. - 2.7%

Simpson Manufacturing Co., Inc.	147,374	8,152,730

Building Products-Cement - 1.7%

Eagle Materials, Inc.#	51,312	5,143,002

Building Products-Doors & Windows - 0.1%

Griffon Corp.	17,307	323,641

Chemicals-Diversified - 2.8%

Innospec, Inc.	95,922	6,230,134
Quaker Chemical Corp.	14,921	2,126,690

		8,356,824

Chemicals-Plastics - 1.3%

A. Schulman, Inc.	59,536	2,610,654
PolyOne Corp.	35,308	1,458,573

		4,069,227

Chemicals-Specialty - 4.0%

CSW Industrials, Inc.†	93,075	4,267,489
KMG Chemicals, Inc.	60,959	3,655,711
PQ Group Holdings, Inc.†	72,085	965,939
Sensient Technologies Corp.	46,112	3,317,758

		12,206,897

Commercial Services-Finance - 0.1%

Liberty Tax, Inc.#	39,268	308,254

Computer Services - 1.7%

Conduent, Inc.†	122,988	2,324,473
Sykes Enterprises, Inc.†	101,842	2,959,529

		5,284,002

Computers-Integrated Systems - 0.6%

NCR Corp.†	55,288	1,824,504

Consumer Products-Misc. - 2.4%

Central Garden & Pet Co.†	79,096	3,055,478
Helen of Troy, Ltd.†	47,879	4,311,504

		7,366,982

Containers-Metal/Glass - 1.5%

Silgan Holdings, Inc.	164,661	4,684,606

Dental Supplies & Equipment - 0.9%

Patterson Cos., Inc.#	89,191	2,816,652

Diversified Minerals - 0.4%

US Silica Holdings, Inc.#	46,709	1,209,296

Diversified Operations - 1.6%

HRG Group, Inc.†	306,606	4,841,309

Diversified Operations/Commercial Services - 0.9%

Viad Corp.	49,648	2,584,178

E-Marketing/Info - 0.7%

New Media Investment Group, Inc.	129,412	2,232,357

Electric Products-Misc. - 1.3%

Novanta, Inc.†	71,714	4,005,227

Electric-Integrated - 2.5%

Hawaiian Electric Industries, Inc.#	160,856	5,301,814
IDACORP, Inc.	28,387	2,300,766

		7,602,580

Electronic Components-Misc. - 0.7%

AVX Corp.	125,319	2,168,019

Electronic Components-Semiconductors - 0.4%

DSP Group, Inc.†	87,660	1,065,069

Electronic Measurement Instruments - 1.1%

Badger Meter, Inc.#	24,044	1,144,494
Orbotech, Ltd.†	39,435	2,167,348

		3,311,842

Food-Canned - 0.6%

TreeHouse Foods, Inc.†#	50,757	1,929,781

Food-Confectionery - 0.3%

Hostess Brands, Inc.†	62,659	766,946

Food-Misc./Diversified - 1.5%

Nomad Foods, Ltd.†	270,270	4,429,725

Food-Retail - 0.3%

SUPERVALU, Inc.†#	61,758	878,816

Footwear & Related Apparel - 0.9%

Steven Madden, Ltd.†	58,971	2,588,827

Human Resources - 1.3%

Korn/Ferry International	91,686	3,842,560

Identification Systems - 1.1%

Brady Corp., Class A	85,863	3,211,276

Insurance-Property/Casualty - 2.1%

ProAssurance Corp.	76,808	3,671,423
Stewart Information Services Corp.	67,302	2,700,829

		6,372,252

Insurance-Reinsurance - 1.8%

Aspen Insurance Holdings, Ltd.	53,779	1,957,555
Validus Holdings, Ltd.	51,595	3,489,886

		5,447,441

Investment Companies - 1.1%

Apollo Investment Corp.	312,723	1,638,669
GlassBridge Enterprises, Inc.†#(3)	58,692	78,060
New Mountain Finance Corp.#	124,379	1,573,394

		3,290,123

Investment Management/Advisor Services - 2.2%

Artisan Partners Asset Management, Inc., Class A	103,553	3,494,914
Westwood Holdings Group, Inc.	58,250	3,165,305

		6,660,219

Machinery-Electrical - 1.4%

Franklin Electric Co., Inc.	111,311	4,357,826

Machinery-General Industrial - 1.2%

Kadant, Inc.	39,109	3,730,999

Machinery-Pumps - 0.2%

NN, Inc.	24,719	590,784

Medical Imaging Systems - 1.5%

Analogic Corp.	55,364	4,622,894

Medical Products - 0.7%

Haemonetics Corp.†	31,121	2,206,479

Medical-Biomedical/Gene - 0.6%

Innoviva, Inc.†#	118,684	1,840,789

Medical-Drugs - 0.9%

Prestige Brands Holdings, Inc.†	79,810	2,697,578

Metal Processors & Fabrication - 2.6%

Global Brass & Copper Holdings, Inc.	81,599	2,309,252
Mueller Industries, Inc.	215,672	5,713,151

		8,022,403

Miscellaneous Manufacturing - 1.2%

Hillenbrand, Inc.	83,502	3,665,738

Networking Products - 0.7%

NETGEAR, Inc.†	39,555	2,205,191

Office Supplies & Forms - 0.8%

ACCO Brands Corp.	201,527	2,549,317

Oil & Gas Drilling - 0.9%

Patterson-UTI Energy, Inc.	152,669	2,758,729

Oil Companies-Exploration & Production - 2.2%

Laredo Petroleum, Inc.†	107,190	899,324
QEP Resources, Inc.†	172,614	1,487,933
WPX Energy, Inc.†	293,196	4,142,859

		6,530,116

Oil-Field Services - 1.7%

C&J Energy Services, Inc.†	70,648	1,695,552
Frank’s International NV	77,019	402,809
Oil States International, Inc.†	71,673	1,763,156
TETRA Technologies, Inc.†	319,371	1,159,317

		5,020,834

Paper & Related Products - 3.2%

Neenah, Inc.	87,257	6,688,249
Schweitzer-Mauduit International, Inc.	79,012	3,098,061

		9,786,310

Printing-Commercial - 2.8%

Deluxe Corp.	56,778	4,031,238
Ennis, Inc.	192,524	3,754,218
LSC Communications, Inc.	37,966	552,785

		8,338,241

Publishing-Newspapers - 0.8%

A.H. Belo Corp., Class A	224,875	1,158,106
Gannett Co., Inc.	115,824	1,162,873

		2,320,979

Quarrying - 0.8%

Compass Minerals International, Inc.#	42,568	2,566,850

Real Estate Investment Trusts - 4.1%

Acadia Realty Trust	42,004	1,011,456
Apollo Commercial Real Estate Finance, Inc.#	128,126	2,339,581
Gramercy Property Trust	132,113	2,860,247
LaSalle Hotel Properties#	163,404	4,008,300
Washington Real Estate Investment Trust	92,686	2,343,102

		12,562,686

Real Estate Management/Services - 0.6%

Jones Lang LaSalle, Inc.	10,493	1,685,281

Retail-Apparel/Shoe - 0.9%

Buckle, Inc.#	56,293	1,184,968
Christopher & Banks Corp.†#	191,134	217,893
Guess?, Inc.#	80,542	1,271,758

		2,674,619

Retail-Jewelry - 0.3%

Signet Jewelers, Ltd.#	16,689	839,123

Retail-Restaurants - 4.3%

Denny’s Corp.†	395,513	5,948,515
Dine Brands Global, Inc.#	48,146	3,658,133
Wendy’s Co.	215,466	3,436,683

		13,043,331

Steel Pipe & Tube - 1.0%

Atkore International Group, Inc.†	140,110	3,045,991

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.#	71,172	822,748

Textile-Products - 0.1%

Dixie Group, Inc.†	101,112	313,447

Wire & Cable Products - 1.5%

Belden, Inc.	60,417	4,394,128

Total Common Stocks
(cost $253,774,625)		285,163,378

PREFERRED SECURITIES - 0.6%
Diversified Operations - 0.6%

Steel Partners Holdings LP
Series A#
6.00%
(cost $2,271,995)	87,498	1,823,458

Total Long-Term Investment Securities
(cost $256,046,620)		286,986,836

SHORT-TERM INVESTMENT SECURITIES - 6.8%
Registered Investment Companies - 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	3,917,384	3,917,384

Time Deposits - 5.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.20% due 03/01/18	$16,883,000	16,883,000

Total Short-Term Investment Securities
(cost $20,800,384)		20,800,384

TOTAL INVESTMENTS
(cost $276,847,004)	101.5%	307,787,220
Liabilities in excess of other assets	(1.5)	(4,681,536)

NET ASSETS	100.0%	$303,105,684

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $33,049,185. This was secured by collateral of $3,917,384, which was received in cash and subsequently invested in short-term investments currently valued at $3,917,384 as reported in the Portfolio of Investments. Additional collateral of $30,328,261 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$625,506
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	224,527
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	232,150
United States Treasury Bills	0.00%	03/08/2018 to 11/08/2018	4,103,765
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	25,142,313

(2)	The rate shown is the 7-day yield as of February 28, 2018.
(3)	Illiquid security. At February 28, 2018, the aggregate value of these securities was $78,060 representing 0.0% of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$285,163,378	$—	$—	$285,163,378
Preferred Secutities	1,823,458	—	—	1,823,458
Short-Term Investment Securities:
Registered Investment Companies	3,917,384	—	—	3,917,384
Time Deposits	—	16,883,000	—	16,883,000

Total Investments at Value	$290,904,220	$16,883,000	$—	$307,787,220

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.5%
Aerospace/Defense-Equipment - 2.2%

HEICO Corp.#	7,928	$678,637
HEICO Corp., Class A	3,026	219,385
L3 Technologies, Inc.	8,006	1,661,645

		2,559,667

Airport Development/Maintenance - 0.2%

Hudson, Ltd., Class A†#	14,951	233,385

Applications Software - 1.6%

Red Hat, Inc.†	6,177	910,490
ServiceNow, Inc.†#	5,946	957,365

		1,867,855

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Technologies PLC	10,885	519,759

Banks-Commercial - 3.4%

Eagle Bancorp, Inc.†	28,763	1,755,981
First Republic Bank	24,475	2,271,280

		4,027,261

Beverages-Wine/Spirits - 1.3%

MGP Ingredients, Inc.	17,680	1,483,706

Building & Construction Products-Misc. - 2.1%

Fortune Brands Home & Security, Inc.	22,455	1,362,120
Summit Materials, Inc., Class A†	36,065	1,140,736

		2,502,856

Building-Residential/Commercial - 0.3%

M/I Homes, Inc.†	13,281	385,813

Chemicals-Specialty - 2.6%

Ashland Global Holdings, Inc.	15,841	1,121,860
Valvoline, Inc.	84,738	1,941,347

		3,063,207

Commercial Services - 0.8%

Healthcare Services Group, Inc.#	20,621	936,812

Commercial Services-Finance - 3.4%

Global Payments, Inc.	18,339	2,079,459
Square, Inc., Class A†	13,855	638,023
Total System Services, Inc.	14,832	1,304,474

		4,021,956

Computer Software - 2.8%

InterXion Holding NV†	32,632	1,837,181
Splunk, Inc.†	16,218	1,511,518

		3,348,699

Computers-Periphery Equipment - 0.3%

Kornit Digital, Ltd.†#	25,479	326,131

Consulting Services - 1.1%

Gartner, Inc.†#	11,458	1,299,452

Data Processing/Management - 0.5%

Broadridge Financial Solutions, Inc.	6,438	646,246

Decision Support Software - 1.5%

MSCI, Inc.	12,138	1,717,770

Diagnostic Kits - 0.7%

IDEXX Laboratories, Inc.†	4,503	843,097

Disposable Medical Products - 1.0%

ICU Medical, Inc.†	5,301	1,225,856

E-Commerce/Services - 1.2%

IAC/InterActiveCorp†	9,503	1,415,092

Electronic Components-Semiconductors - 1.5%

Advanced Micro Devices, Inc.†#	43,850	531,024
Qorvo, Inc.†	8,009	646,406
Xilinx, Inc.	8,936	636,690

		1,814,120

Electronic Measurement Instruments - 1.1%

Badger Meter, Inc.#	26,575	1,264,970

Enterprise Software/Service - 4.3%

Black Knight, Inc.†	45,750	2,179,988
Tyler Technologies, Inc.†	6,636	1,347,838
Ultimate Software Group, Inc.†#	6,731	1,605,074

		5,132,900

Entertainment Software - 0.7%

Take-Two Interactive Software, Inc.†	7,107	795,060

Finance-Consumer Loans - 1.1%

SLM Corp.†	113,753	1,241,045

Finance-Investment Banker/Broker - 3.3%

Evercore, Inc., Class A	12,467	1,160,054
Lazard, Ltd., Class A	51,047	2,755,007

		3,915,061

Food-Misc./Diversified - 1.2%

Blue Buffalo Pet Products, Inc.†#	36,269	1,452,936

Footwear & Related Apparel - 1.2%

Skechers U.S.A., Inc., Class A†	33,394	1,366,482

Hotels/Motels - 1.0%

Choice Hotels International, Inc.	15,251	1,207,117

Industrial Automated/Robotic - 0.7%

Cognex Corp.	15,048	808,228

Instruments-Controls - 1.8%

Sensata Technologies Holding NV†#	41,275	2,181,797

Instruments-Scientific - 0.8%

PerkinElmer, Inc.	11,991	915,393

Insurance-Life/Health - 0.4%

Trupanion, Inc.†#	14,572	431,768

Internet Security - 1.1%

Proofpoint, Inc.†	12,420	1,331,051

Investment Management/Advisor Services - 1.2%

Affiliated Managers Group, Inc.	7,386	1,398,613

Lasers-System/Components - 0.6%

Coherent, Inc.†	3,580	748,793

Machinery-General Industrial - 4.2%

IDEX Corp.	10,786	1,475,525
Middleby Corp.†#	24,076	2,895,139
Welbilt, Inc.†	29,489	584,177

		4,954,841

Machinery-Pumps - 3.0%

Gorman-Rupp Co.	24,079	642,428
Graco, Inc.	15,701	696,339
Xylem, Inc.	29,040	2,165,803

		3,504,570

Medical Information Systems - 0.7%

athenahealth, Inc.†	6,274	876,729

Medical Products - 4.5%

ABIOMED, Inc.†	8,459	2,268,534
Cooper Cos., Inc.	3,436	792,067
Nevro Corp.†#	17,826	1,446,045
West Pharmaceutical Services, Inc.	9,081	792,045

		5,298,691

Medical-Biomedical/Gene - 5.1%

ACADIA Pharmaceuticals, Inc.†#	29,056	723,930
Acceleron Pharma, Inc.†#	17,149	719,058
Alder Biopharmaceuticals, Inc.†#	46,274	643,209
Bluebird Bio, Inc.†#	4,486	901,686
Exelixis, Inc.†	47,325	1,220,985
Seattle Genetics, Inc.†#	19,553	1,055,862
Ultragenyx Pharmaceutical, Inc.†#	15,110	722,409

		5,987,139

Medical-Drugs - 2.5%

Alkermes PLC†#	28,344	1,617,875
PRA Health Sciences, Inc.†	9,077	762,468
TESARO, Inc.†#	11,142	615,373

		2,995,716

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†#	24,210	922,401

Miscellaneous Manufacturing - 1.7%

John Bean Technologies Corp.#	18,285	2,025,064

Office Supplies & Forms - 1.5%

Avery Dennison Corp.	15,196	1,795,407

Oil Companies-Exploration & Production - 2.3%

Diamondback Energy, Inc.†	14,959	1,864,490
RSP Permian, Inc.†	23,312	893,083

		2,757,573

Oil Field Machinery & Equipment - 0.4%

Dril-Quip, Inc.†	11,569	521,183

Power Converter/Supply Equipment - 1.5%

Hubbell, Inc.	13,426	1,759,477

Real Estate Investment Trusts - 0.7%

SBA Communications Corp.†	5,456	858,065

Real Estate Management/Services - 0.5%

HFF, Inc., Class A	12,422	567,189

Resort/Theme Parks - 0.8%

Vail Resorts, Inc.	4,787	985,500

Retail-Apparel/Shoe - 2.8%

Burlington Stores, Inc.†	13,337	1,635,650
PVH Corp.	11,179	1,612,906

		3,248,556

Retail-Misc./Diversified - 1.2%

Five Below, Inc.†#	21,831	1,459,402

Retail-Restaurants - 4.6%

Domino’s Pizza, Inc.	2,078	462,168
Dunkin’ Brands Group, Inc.#	45,114	2,701,878
Shake Shack, Inc., Class A†#	16,094	627,505
Wingstop, Inc.#	36,226	1,641,400

		5,432,951

Schools - 1.7%

Bright Horizons Family Solutions, Inc.†	20,973	2,004,390

Semiconductor Components-Integrated Circuits - 1.5%

Marvell Technology Group, Ltd.	77,033	1,809,505

Semiconductor Equipment - 1.0%

MKS Instruments, Inc.	10,390	1,156,927

Therapeutics - 2.5%

Agios Pharmaceuticals, Inc.†#	15,255	1,226,349
Neurocrine Biosciences, Inc.†	15,684	1,324,200
Sarepta Therapeutics, Inc.†#	5,979	375,302

		2,925,851

Transport-Truck - 1.0%

Old Dominion Freight Line, Inc.	8,612	1,196,379

Veterinary Diagnostics - 0.6%

Neogen Corp.†	11,722	683,041

Web Hosting/Design - 2.0%

GoDaddy, Inc., Class A†#	31,638	1,892,269
Wix.com, Ltd.†#	6,065	455,178

		2,347,447

Total Long-Term Investment Securities (cost $94,935,101)		116,503,948

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.9%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.05%(2)	2,325,260	2,325,260
State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(1)(2)	3,482,764	3,482,764

Total Short-Term Investment Securities (cost $5,808,024)		5,808,024

TOTAL INVESTMENTS (cost $100,743,125)	103.4%	122,311,972
Liabilities in excess of other assets	(3.4)	(4,035,427)

NET ASSETS	100.0%	$118,276,545

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2018, the Fund had loaned securities with a total value of $24,988,655. This was secured by collateral of $3,482,764, which was received in cash and subsequently invested in short-term investments currently valued at $3,482,764 as reported in the Portfolio of Investments. Additional collateral of $22,731,825 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$6,128,486
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	2,199,838
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	2,274,527
United States Treasury Bills	0.00%	03/22/2018 to 11/08/2018	768,495
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	11,360,479

(2)	The rate shown is the 7-day yield as of February 28, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$116,503,948	$—	$—	$116,503,948
Short-Term Investment Securities:	5,808,024	—	—	5,808,024

Total Investments at Value	$122,311,972	$—	$—	$122,311,972

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.5%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	81,824	$1,914,682
Omnicom Group, Inc.	48,540	3,700,204

		5,614,886

Aerospace/Defense - 2.2%

Arconic, Inc.	89,184	2,175,198
Boeing Co.	117,878	42,696,591
General Dynamics Corp.	58,467	13,005,984
Lockheed Martin Corp.	52,525	18,511,911
Northrop Grumman Corp.	36,653	12,830,016
Raytheon Co.	60,869	13,239,616
Rockwell Collins, Inc.	34,278	4,720,766
TransDigm Group, Inc.	10,175	2,933,554

		110,113,636

Aerospace/Defense-Equipment - 0.6%

Harris Corp.	25,098	3,919,053
L3 Technologies, Inc.	16,453	3,414,820
United Technologies Corp.	156,373	21,069,698

		28,403,571

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	49,111	2,025,338
Monsanto Co.	92,502	11,411,972
Mosaic Co.	73,908	1,945,258

		15,382,568

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	117,753	4,889,105

Airlines - 0.5%

Alaska Air Group, Inc.#	25,908	1,671,066
American Airlines Group, Inc.	89,668	4,864,489
Delta Air Lines, Inc.	138,110	7,444,129
Southwest Airlines Co.	114,946	6,648,477
United Continental Holdings, Inc.†	53,021	3,594,293

		24,222,454

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.#	76,765	1,489,241
Michael Kors Holdings, Ltd.†	32,021	2,015,081
Ralph Lauren Corp.	11,664	1,234,518
Under Armour, Inc., Class A†#	38,980	646,288
Under Armour, Inc., Class C†#	38,814	584,151
VF Corp.	69,056	5,149,506

		11,118,785

Appliances - 0.1%

Whirlpool Corp.	15,131	2,457,728

Applications Software - 3.7%

Intuit, Inc.	51,137	8,532,720
Microsoft Corp.	1,624,346	152,314,924
Red Hat, Inc.†	37,257	5,491,682
salesforce.com, Inc.†	144,480	16,795,800

		183,135,126

Athletic Footwear - 0.4%

NIKE, Inc., Class B	276,659	18,544,453

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	821,470	8,715,797
General Motors Co.	269,167	10,591,721

		19,307,518

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	74,033	5,300,022

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC	55,974	5,112,106
BorgWarner, Inc.	41,729	2,048,059

		7,160,165

Banks-Commercial - 0.4%

BB&T Corp.	166,111	9,028,133
M&T Bank Corp.	31,692	6,016,409
Regions Financial Corp.	244,238	4,740,660
Zions Bancorporation	42,057	2,311,873

		22,097,075

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	215,613	12,296,409
Citizens Financial Group, Inc.	103,591	4,505,173
Northern Trust Corp.	45,222	4,787,653
State Street Corp.	78,082	8,288,404

		29,877,639

Banks-Super Regional - 2.5%

Capital One Financial Corp.	102,065	9,995,225
Comerica, Inc.	36,619	3,560,099
Fifth Third Bancorp	148,564	4,910,040
Huntington Bancshares, Inc.	227,599	3,573,304
KeyCorp	226,431	4,784,487
PNC Financial Services Group, Inc.	100,182	15,794,694
SunTrust Banks, Inc.	100,231	7,000,133
US Bancorp	331,943	18,044,422
Wells Fargo & Co.	933,145	54,505,000

		122,167,404

Beverages-Non-alcoholic - 1.6%

Coca-Cola Co.	807,394	34,895,569
Dr Pepper Snapple Group, Inc.	38,014	4,419,128
Monster Beverage Corp.†	86,684	5,493,165
PepsiCo, Inc.	299,439	32,857,441

		77,665,303

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	41,231	2,877,512
Constellation Brands, Inc., Class A	36,273	7,816,106

		10,693,618

Brewery - 0.1%

Molson Coors Brewing Co., Class B	38,904	2,966,430

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	32,426	788,601
Discovery Communications, Inc., Class C†#	42,790	983,314
Scripps Networks Interactive, Inc., Class A	20,227	1,817,598

		3,589,513

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	32,428	1,967,082

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC	194,855	7,184,304

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	13,235	2,699,014
Vulcan Materials Co.	27,851	3,278,898

		5,977,912

Building Products-Wood - 0.1%

Masco Corp.	66,233	2,723,501

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	71,859	3,010,892
Lennar Corp., Class A	57,258	3,239,658
PulteGroup, Inc.	56,945	1,598,446

		7,848,996

Cable/Satellite TV - 1.0%

Charter Communications, Inc., Class A†	40,830	13,961,002
Comcast Corp., Class A	982,097	35,561,732
DISH Network Corp., Class A†	47,990	2,000,703

		51,523,437

Casino Hotels - 0.1%

MGM Resorts International	107,283	3,672,297
Wynn Resorts, Ltd.	16,880	2,827,400

		6,499,697

Chemicals-Diversified - 1.1%

DowDuPont, Inc.	492,697	34,636,599
Eastman Chemical Co.	30,264	3,059,085
FMC Corp.	28,270	2,218,630
LyondellBasell Industries NV, Class A	68,106	7,370,431
PPG Industries, Inc.	53,581	6,024,648

		53,309,393

Chemicals-Specialty - 0.1%

Albemarle Corp.#	23,265	2,336,504
International Flavors & Fragrances, Inc.	16,628	2,348,705

		4,685,209

Coatings/Paint - 0.1%

Sherwin-Williams Co.	17,327	6,958,177

Commercial Services - 0.3%

Cintas Corp.	18,130	3,094,066
Ecolab, Inc.	54,749	7,142,007
Nielsen Holdings PLC	70,493	2,300,186
Quanta Services, Inc.†	32,577	1,121,952

		13,658,211

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	93,379	10,768,466
Equifax, Inc.	25,283	2,856,979
Global Payments, Inc.	33,508	3,799,472
H&R Block, Inc.#	44,018	1,114,976
IHS Markit, Ltd.†	76,488	3,598,760
Moody’s Corp.	35,006	5,841,801
PayPal Holdings, Inc.†	237,884	18,890,369
S&P Global, Inc.	53,692	10,298,126
Total System Services, Inc.	35,226	3,098,127
Western Union Co.	96,706	1,916,713

		62,183,789

Computer Aided Design - 0.3%

ANSYS, Inc.†	17,868	2,857,808
Autodesk, Inc.†	46,152	5,421,475
Cadence Design Systems, Inc.†	59,452	2,304,954
Synopsys, Inc.†	31,633	2,678,366

		13,262,603

Computer Services - 1.4%

Accenture PLC, Class A	130,120	20,950,621
Cognizant Technology Solutions Corp., Class A	124,153	10,183,029
CSRA, Inc.	34,485	1,397,677
DXC Technology Co.	60,065	6,159,065
International Business Machines Corp.	181,285	28,249,642

		66,940,034

Computer Software - 0.1%

Akamai Technologies, Inc.†	35,616	2,402,655
Citrix Systems, Inc.†	30,139	2,772,788

		5,175,443

Computers - 4.2%

Apple, Inc.	1,081,055	192,557,516
Hewlett Packard Enterprise Co.	335,835	6,243,173
HP, Inc.	351,680	8,225,795

		207,026,484

Computers-Memory Devices - 0.2%

NetApp, Inc.	56,799	3,439,180
Seagate Technology PLC#	60,918	3,253,021
Western Digital Corp.	62,279	5,420,764

		12,112,965

Consulting Services - 0.1%

Gartner, Inc.†#	19,087	2,164,657
Verisk Analytics, Inc.†	32,724	3,344,065

		5,508,722

Consumer Products-Misc. - 0.2%

Clorox Co.	27,149	3,504,393
Kimberly-Clark Corp.	74,064	8,215,179

		11,719,572

Containers-Metal/Glass - 0.1%

Ball Corp.#	73,706	2,944,555

Containers-Paper/Plastic - 0.2%

Packaging Corp. of America	19,866	2,368,027
Sealed Air Corp.#	37,982	1,609,297
WestRock Co.	53,610	3,525,394

		7,502,718

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	184,889	12,751,794
Coty, Inc., Class A#	99,420	1,920,795
Estee Lauder Cos., Inc., Class A	47,137	6,525,646
Procter & Gamble Co.	536,517	42,127,315

		63,325,550

Cruise Lines - 0.3%

Carnival Corp.	85,870	5,745,562
Norwegian Cruise Line Holdings, Ltd.†	37,521	2,134,945
Royal Caribbean Cruises, Ltd.	36,062	4,565,449

		12,445,956

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	70,298	6,831,559
Fiserv, Inc.†	43,879	6,291,810
Paychex, Inc.	67,336	4,385,594

		17,508,963

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	15,194	3,988,729
DENTSPLY SIRONA, Inc.	48,361	2,711,117
Patterson Cos., Inc.#	17,343	547,692

		7,247,538

Diagnostic Equipment - 1.1%

Abbott Laboratories	366,492	22,110,462
Danaher Corp.	128,888	12,602,669
Thermo Fisher Scientific, Inc.	84,432	17,610,827

		52,323,958

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	18,364	3,438,292

Dialysis Centers - 0.0%

DaVita, Inc.†	31,875	2,295,637

Distribution/Wholesale - 0.2%

Fastenal Co.#	60,511	3,311,162
LKQ Corp.†	65,071	2,569,003
WW Grainger, Inc.#	10,918	2,855,603

		8,735,768

Diversified Banking Institutions - 4.6%

Bank of America Corp.	2,042,482	65,563,672
Citigroup, Inc.	556,708	42,025,887
Goldman Sachs Group, Inc.	73,862	19,420,536
JPMorgan Chase & Co.	730,568	84,380,604
Morgan Stanley	293,110	16,420,022

		227,810,721

Diversified Manufacturing Operations - 1.9%

3M Co.	125,652	29,592,302
A.O. Smith Corp.	30,702	1,970,761
Dover Corp.	32,803	3,283,580
Eaton Corp. PLC	92,771	7,486,620
General Electric Co.	1,825,951	25,764,169
Illinois Tool Works, Inc.	64,922	10,481,008
Ingersoll-Rand PLC	52,611	4,671,857
Parker-Hannifin Corp.	28,051	5,006,262
Pentair PLC	34,772	2,388,489
Textron, Inc.	55,464	3,319,520

		93,964,568

Diversified Operations - 0.0%

Leucadia National Corp.	66,013	1,583,652

E-Commerce/Products - 2.8%

Amazon.com, Inc.†	84,212	127,366,439
eBay, Inc.†	204,544	8,766,756

		136,133,195

E-Commerce/Services - 0.5%

Booking Holdings, Inc.†	10,269	20,887,557
Cars.com, Inc.†	1	27
Expedia, Inc.	25,884	2,722,220
TripAdvisor, Inc.†#	22,830	915,027

		24,524,831

Electric Products-Misc. - 0.3%

AMETEK, Inc.	48,663	3,685,736
Emerson Electric Co.	135,138	9,602,906

		13,288,642

Electric-Distribution - 0.1%

CenterPoint Energy, Inc.	90,754	2,454,896
PPL Corp.	143,846	4,121,188

		6,576,084

Electric-Integrated - 2.3%

AES Corp.	139,048	1,511,452
Alliant Energy Corp.	48,681	1,881,521
Ameren Corp.	51,088	2,774,078
American Electric Power Co., Inc.	103,559	6,791,399
CMS Energy Corp.	59,379	2,520,639
Consolidated Edison, Inc.	65,287	4,889,343
Dominion Energy, Inc.#	135,498	10,036,337
DTE Energy Co.	37,771	3,806,561
Duke Energy Corp.	147,364	11,102,404
Edison International	68,601	4,156,535
Entergy Corp.	37,953	2,877,597
Eversource Energy	66,722	3,803,154
Exelon Corp.	202,151	7,487,673
FirstEnergy Corp.#	93,667	3,028,254
NextEra Energy, Inc.	99,045	15,069,697
PG&E Corp.	107,977	4,436,775
Pinnacle West Capital Corp.	23,525	1,810,484
Public Service Enterprise Group, Inc.	106,549	5,160,168
SCANA Corp.	30,029	1,191,250
Southern Co.	211,319	9,099,396
WEC Energy Group, Inc.#	66,447	3,981,504
Xcel Energy, Inc.	106,912	4,627,151

		112,043,372

Electronic Components-Misc. - 0.1%

Corning, Inc.	182,984	5,321,175
Garmin, Ltd.#	23,364	1,384,083

		6,705,258

Electronic Components-Semiconductors - 3.1%

Advanced Micro Devices, Inc.†#	172,672	2,091,058
Broadcom, Ltd.	85,610	21,099,441
Intel Corp.	985,397	48,570,218
Microchip Technology, Inc.#	49,250	4,379,802
Micron Technology, Inc.†	242,824	11,852,239
NVIDIA Corp.	127,596	30,878,232
Qorvo, Inc.†	26,797	2,162,786
Skyworks Solutions, Inc.	38,687	4,226,555
Texas Instruments, Inc.	207,515	22,484,250
Xilinx, Inc.	52,839	3,764,779

		151,509,360

Electronic Connectors - 0.3%

Amphenol Corp., Class A	64,291	5,875,554
TE Connectivity, Ltd.	74,039	7,632,681

		13,508,235

Electronic Forms - 0.4%

Adobe Systems, Inc.†	103,792	21,706,021

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	67,762	4,647,795
FLIR Systems, Inc.	29,177	1,432,591
Fortive Corp.	64,399	4,945,843

		11,026,229

Electronic Security Devices - 0.0%

Allegion PLC	20,000	1,682,200

Engineering/R&D Services - 0.1%

Fluor Corp.	29,451	1,675,762
Jacobs Engineering Group, Inc.	25,365	1,548,787

		3,224,549

Engines-Internal Combustion - 0.1%

Cummins, Inc.	32,849	5,524,216

Enterprise Software/Service - 0.7%

CA, Inc.	66,095	2,319,934
Oracle Corp.	641,486	32,504,096

		34,824,030

Entertainment Software - 0.4%

Activision Blizzard, Inc.	159,200	11,642,296
Electronic Arts, Inc.†	64,835	8,020,089

		19,662,385

Finance-Consumer Loans - 0.1%

Navient Corp.	55,378	717,699
Synchrony Financial	154,892	5,636,520

		6,354,219

Finance-Credit Card - 2.1%

Alliance Data Systems Corp.	10,121	2,438,756
American Express Co.	151,692	14,791,487
Discover Financial Services	76,512	6,031,441
Mastercard, Inc., Class A	195,565	34,372,504
Visa, Inc., Class A#	381,834	46,942,672

		104,576,860

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	251,216	13,319,472
E*TRADE Financial Corp.†	56,995	2,976,849
Raymond James Financial, Inc.	27,060	2,508,733

		18,805,054

Finance-Other Services - 0.5%

CBOE Holdings, Inc.	23,889	2,675,807
CME Group, Inc.	71,650	11,905,364
Intercontinental Exchange, Inc.	123,180	9,001,994
Nasdaq, Inc.	24,500	1,978,375

		25,561,540

Food-Confectionery - 0.1%

Hershey Co.	29,703	2,918,617
J.M. Smucker Co.	23,916	3,020,591

		5,939,208

Food-Meat Products - 0.1%

Hormel Foods Corp.#	56,680	1,839,833
Tyson Foods, Inc., Class A	62,660	4,660,651

		6,500,484

Food-Misc./Diversified - 0.8%

Campbell Soup Co.#	40,498	1,743,439
Conagra Brands, Inc.	86,011	3,107,577
General Mills, Inc.	119,666	6,049,116
Kellogg Co.#	52,374	3,467,159
Kraft Heinz Co.	125,712	8,428,990
McCormick & Co., Inc.	25,212	2,692,137
Mondelez International, Inc., Class A	314,651	13,813,179

		39,301,597

Food-Retail - 0.1%

Kroger Co.	187,293	5,079,386

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	100,934	6,020,713

Gas-Distribution - 0.2%

NiSource, Inc.	70,914	1,640,241
Sempra Energy	52,866	5,761,336

		7,401,577

Gold Mining - 0.1%

Newmont Mining Corp.	112,297	4,289,745

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	17,976	1,126,556

Home Decoration Products - 0.1%

Newell Brands, Inc.	103,193	2,651,028

Home Furnishings - 0.0%

Leggett & Platt, Inc.	27,755	1,206,232

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	42,578	3,439,877
Marriott International, Inc., Class A	64,482	9,105,503
Wyndham Worldwide Corp.	21,335	2,470,166

		15,015,546

Human Resources - 0.0%

Robert Half International, Inc.	26,393	1,506,249

Independent Power Producers - 0.0%

NRG Energy, Inc.	63,337	1,637,895

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	27,057	4,891,906

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	45,892	7,378,975
Praxair, Inc.	60,283	9,027,379

		16,406,354

Instruments-Controls - 0.6%

Honeywell International, Inc.	160,406	24,238,951
Mettler-Toledo International, Inc.†	5,386	3,318,961

		27,557,912

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	23,206	1,771,546
Waters Corp.†	16,746	3,426,901

		5,198,447

Insurance Brokers - 0.5%

Aon PLC	52,617	7,383,217
Arthur J. Gallagher & Co.	38,068	2,630,880
Marsh & McLennan Cos., Inc.	107,458	8,921,163
Willis Towers Watson PLC	27,801	4,389,778

		23,325,038

Insurance-Life/Health - 0.6%

Aflac, Inc.	82,780	7,357,487
Brighthouse Financial, Inc.†	20,175	1,094,897
Lincoln National Corp.	46,076	3,509,609
Principal Financial Group, Inc.	56,543	3,524,325
Prudential Financial, Inc.	89,275	9,491,718
Torchmark Corp.	22,606	1,929,874
Unum Group	47,246	2,407,656

		29,315,566

Insurance-Multi-line - 1.1%

Allstate Corp.	75,553	6,970,520
American International Group, Inc.(1)	189,280	10,853,315
Assurant, Inc.	11,330	968,375
Chubb, Ltd.	97,744	13,871,828
Cincinnati Financial Corp.	31,437	2,344,886
Hartford Financial Services Group, Inc.	75,109	3,969,511
Loews Corp.	58,116	2,866,862
MetLife, Inc.	221,567	10,234,180

		52,079,477

Insurance-Property/Casualty - 0.4%

Progressive Corp.	122,459	7,051,189
Travelers Cos., Inc.	57,628	8,010,292
XL Group, Ltd.	53,905	2,280,721

		17,342,202

Insurance-Reinsurance - 1.8%

Berkshire Hathaway, Inc., Class B†	405,193	83,955,990
Everest Re Group, Ltd.	8,647	2,077,355

		86,033,345

Internet Content-Entertainment - 2.4%

Facebook, Inc., Class A†	502,131	89,540,000
Netflix, Inc.†	91,114	26,548,797

		116,088,797

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	13,179	1,957,345

Internet Security - 0.1%

Symantec Corp.	130,540	3,431,897

Investment Management/Advisor Services - 0.7%

Affiliated Managers Group, Inc.	11,703	2,216,080
Ameriprise Financial, Inc.	31,147	4,872,637
BlackRock, Inc.	25,994	14,281,884
Franklin Resources, Inc.	68,811	2,660,921
Invesco, Ltd.	85,713	2,789,101
T. Rowe Price Group, Inc.	51,020	5,709,138

		32,529,761

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.#	8,876	1,265,540

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	125,266	19,369,882

Machinery-Farming - 0.2%

Deere & Co.	67,349	10,834,434

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.	21,553	5,929,015

Machinery-Pumps - 0.1%

Flowserve Corp.	27,506	1,164,879
Xylem, Inc.	37,816	2,820,317

		3,985,196

Medical Information Systems - 0.1%

Cerner Corp.†	66,492	4,266,127

Medical Instruments - 1.0%

Boston Scientific Corp.†	289,133	7,881,766
Edwards Lifesciences Corp.†	44,558	5,956,068
Intuitive Surgical, Inc.†	23,592	10,060,808
Medtronic PLC	285,006	22,769,129

		46,667,771

Medical Labs & Testing Services - 0.2%

IQVIA Holdings, Inc.†	30,655	3,014,306
Laboratory Corp. of America Holdings†	21,434	3,701,652
Quest Diagnostics, Inc.	28,698	2,957,329

		9,673,287

Medical Products - 0.9%

Baxter International, Inc.	105,547	7,155,031
Becton Dickinson and Co.	55,794	12,387,384
Cooper Cos., Inc.	10,306	2,375,739
Henry Schein, Inc.†#	33,047	2,187,381
Hologic, Inc.†#	58,047	2,253,965
Stryker Corp.	67,766	10,988,934
Varian Medical Systems, Inc.†#	19,290	2,302,069
Zimmer Biomet Holdings, Inc.	42,632	4,955,970

		44,606,473

Medical-Biomedical/Gene - 2.2%

Alexion Pharmaceuticals, Inc.†	47,040	5,524,848
Amgen, Inc.	152,844	28,088,142
Biogen, Inc.†	44,518	12,865,257
Celgene Corp.†	165,774	14,442,231
Gilead Sciences, Inc.	275,041	21,653,978
Illumina, Inc.†	30,741	7,009,563
Incyte Corp.†	36,881	3,140,786
Regeneron Pharmaceuticals, Inc.†	16,220	5,197,537
Vertex Pharmaceuticals, Inc.†	53,250	8,841,097

		106,763,439

Medical-Drugs - 5.0%

AbbVie, Inc.	335,645	38,877,760
Allergan PLC	70,027	10,799,564
Bristol-Myers Squibb Co.	344,615	22,813,513
Eli Lilly & Co.	204,000	15,712,080
Johnson & Johnson	565,660	73,467,921
Merck & Co., Inc.	575,903	31,225,460
Pfizer, Inc.	1,255,057	45,571,120
Zoetis, Inc.	102,601	8,296,317

		246,763,735

Medical-Generic Drugs - 0.1%

Mylan NV†	112,917	4,552,814
Perrigo Co. PLC#	27,579	2,246,585

		6,799,399

Medical-HMO - 1.9%

Aetna, Inc.	68,662	12,157,294
Anthem, Inc.	54,062	12,725,113
Centene Corp.†	36,316	3,683,169
Cigna Corp.	51,912	10,169,042
Humana, Inc.	30,080	8,176,345
UnitedHealth Group, Inc.	204,042	46,146,139

		93,057,102

Medical-Hospitals - 0.2%

Envision Healthcare Corp.†#	25,474	980,749
HCA Healthcare, Inc.	59,638	5,919,072
Universal Health Services, Inc., Class B	18,451	2,107,104

		9,006,925

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	33,980	3,233,537
Cardinal Health, Inc.	66,241	4,584,539
McKesson Corp.	43,895	6,550,451

		14,368,527

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.†	283,462	5,272,393

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.#	35,435	1,608,040

Multimedia - 1.3%

Time Warner, Inc.	163,937	15,239,583
Twenty-First Century Fox, Inc., Class A	221,927	8,171,352
Twenty-First Century Fox, Inc., Class B	92,473	3,367,867
Viacom, Inc., Class B	74,289	2,476,795
Walt Disney Co.	318,004	32,805,293

		62,060,890

Networking Products - 0.9%

Cisco Systems, Inc.	1,040,904	46,611,681

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	47,853	3,214,764
Waste Management, Inc.	84,112	7,260,548

		10,475,312

Office Automation & Equipment - 0.0%

Xerox Corp.	44,950	1,362,884

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	18,611	2,198,890

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	22,868	1,476,129

Oil Companies-Exploration & Production - 1.6%

Anadarko Petroleum Corp.	115,207	6,571,407
Apache Corp.#	80,208	2,739,103
Cabot Oil & Gas Corp.	97,380	2,352,701
Chesapeake Energy Corp.†#	191,328	539,545
Cimarex Energy Co.	20,058	1,927,373
Concho Resources, Inc.†	31,312	4,721,850
ConocoPhillips	251,722	13,671,022
Devon Energy Corp.	110,650	3,393,635
EOG Resources, Inc.	121,747	12,347,581
EQT Corp.	51,550	2,593,480
Hess Corp.	56,869	2,582,990
Marathon Oil Corp.	178,901	2,597,643
Newfield Exploration Co.†#	41,942	978,507
Noble Energy, Inc.	102,458	3,056,322
Occidental Petroleum Corp.	161,126	10,569,866
Pioneer Natural Resources Co.	35,829	6,099,171
Range Resources Corp.#	47,543	631,846

		77,374,042

Oil Companies-Integrated - 2.3%

Chevron Corp.	399,923	44,759,382
Exxon Mobil Corp.	892,178	67,573,562

		112,332,944

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	80,020	2,807,902

Oil Refining & Marketing - 0.5%

Andeavor	30,218	2,708,137
Marathon Petroleum Corp.	102,838	6,587,802
Phillips 66	88,369	7,985,907
Valero Energy Corp.	92,135	8,330,847

		25,612,693

Oil-Field Services - 0.7%

Baker Hughes a GE Co., LLC	90,155	2,380,092
Halliburton Co.	183,718	8,528,190
Schlumberger, Ltd.	291,674	19,145,481
TechnipFMC PLC	92,316	2,660,547

		32,714,310

Paper & Related Products - 0.1%

International Paper Co.	86,937	5,180,576

Pharmacy Services - 0.5%

CVS Health Corp.	213,291	14,446,199
Express Scripts Holding Co.†	119,253	8,997,639

		23,443,838

Pipelines - 0.3%

Kinder Morgan, Inc.	404,389	6,551,102
ONEOK, Inc.	86,435	4,868,883
Williams Cos., Inc.	174,076	4,832,350

		16,252,335

Publishing-Newspapers - 0.0%

News Corp., Class A	80,641	1,300,739
News Corp., Class B	25,640	420,496

		1,721,235

Real Estate Investment Trusts - 2.5%

Alexandria Real Estate Equities, Inc.	21,254	2,578,323
American Tower Corp.	90,298	12,581,220
Apartment Investment & Management Co., Class A	33,062	1,278,177
AvalonBay Communities, Inc.	29,074	4,536,125
Boston Properties, Inc.	32,492	3,862,324
Crown Castle International Corp.	85,542	9,414,753
Digital Realty Trust, Inc.	43,257	4,353,384
Duke Realty Corp.	74,987	1,857,428
Equinix, Inc.	16,473	6,459,063
Equity Residential	77,376	4,350,852
Essex Property Trust, Inc.	13,904	3,112,132
Extra Space Storage, Inc.	26,511	2,254,761
Federal Realty Investment Trust	15,275	1,740,434
GGP, Inc.	131,459	2,782,987
HCP, Inc.	98,773	2,137,448
Host Hotels & Resorts, Inc.	155,822	2,892,056
Iron Mountain, Inc.	59,258	1,864,257
Kimco Realty Corp.	89,624	1,340,775
Macerich Co.#	22,823	1,345,188
Mid-America Apartment Communities, Inc.	23,925	2,053,244
Prologis, Inc.	112,033	6,798,162
Public Storage	31,515	6,127,777
Realty Income Corp.#	59,331	2,917,899
Regency Centers Corp.	31,155	1,810,417
SBA Communications Corp.†	24,749	3,892,275
Simon Property Group, Inc.	65,448	10,046,922
SL Green Realty Corp.#	19,490	1,888,971
UDR, Inc.	56,339	1,894,117
Ventas, Inc.	74,989	3,623,468
Vornado Realty Trust	36,302	2,412,994
Welltower, Inc.	77,981	4,094,003
Weyerhaeuser Co.	158,933	5,567,423

		123,869,359

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	63,613	2,973,908

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	17,795	3,115,727

Respiratory Products - 0.1%

ResMed, Inc.	29,879	2,846,572

Retail-Apparel/Shoe - 0.3%

Foot Locker, Inc.	26,108	1,198,618
Gap, Inc.#	45,850	1,447,943
L Brands, Inc.#	51,996	2,564,963
PVH Corp.	16,302	2,352,052
Ross Stores, Inc.	81,188	6,339,971
Tapestry, Inc.	59,877	3,048,338

		16,951,885

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.#	15,560	1,777,730
AutoZone, Inc.†	5,789	3,848,064
Genuine Parts Co.	30,870	2,835,101
O’Reilly Automotive, Inc.†	17,903	4,371,733

		12,832,628

Retail-Automobile - 0.0%

CarMax, Inc.†#	38,390	2,377,109

Retail-Building Products - 1.2%

Home Depot, Inc.	245,875	44,815,636
Lowe’s Cos., Inc.	175,353	15,709,876

		60,525,512

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	53,549	3,879,090

Retail-Discount - 1.3%

Costco Wholesale Corp.	92,010	17,564,709
Dollar General Corp.	54,852	5,188,451
Dollar Tree, Inc.†	49,922	5,123,994
Target Corp.	114,452	8,630,825
Walmart, Inc.	308,195	27,740,632

		64,248,611

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	182,806	12,593,505

Retail-Gardening Products - 0.0%

Tractor Supply Co.	26,438	1,716,619

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.#	12,730	640,064
Tiffany & Co.	21,498	2,172,158

		2,812,222

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	24,555	1,259,917
TJX Cos., Inc.	133,971	11,076,722

		12,336,639

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	12,288	2,498,765

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.#	35,495	2,345,865
Macy’s, Inc.#	64,135	1,886,210

		4,232,075

Retail-Restaurants - 1.1%

Chipotle Mexican Grill, Inc.†#	5,231	1,665,603
Darden Restaurants, Inc.	26,040	2,400,628
McDonald’s Corp.	167,852	26,476,974
Starbucks Corp.	299,578	17,105,904
Yum! Brands, Inc.	70,956	5,774,399

		53,423,508

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	51,865	1,500,973

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	72,905	1,395,402

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	77,618	6,997,263
QUALCOMM, Inc.	310,393	20,175,545

		27,172,808

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	224,554	12,932,065
KLA-Tencor Corp.	32,996	3,738,777
Lam Research Corp.	34,099	6,542,234

		23,213,076

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	9,561	2,505,078

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	52,623	2,588,525

Steel-Producers - 0.1%

Nucor Corp.	66,939	4,377,811

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	78,943	2,025,677

Telephone-Integrated - 1.9%

AT&T, Inc.	1,292,808	46,928,930
CenturyLink, Inc.	204,826	3,619,275
Verizon Communications, Inc.	858,932	41,005,414

		91,553,619

Television - 0.1%

CBS Corp., Class B	76,343	4,043,889

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	13,304	3,191,364

Tobacco - 1.2%

Altria Group, Inc.	401,779	25,291,988
Philip Morris International, Inc.	327,022	33,863,128

		59,155,116

Tools-Hand Held - 0.1%

Snap-on, Inc.	12,003	1,911,118
Stanley Black & Decker, Inc.	32,289	5,140,086

		7,051,204

Toys - 0.1%

Hasbro, Inc.	23,866	2,280,874
Mattel, Inc.#	72,374	1,150,746

		3,431,620

Transport-Rail - 0.9%

CSX Corp.	188,178	10,108,922
Kansas City Southern	21,801	2,246,375
Norfolk Southern Corp.	60,250	8,379,570
Union Pacific Corp.	165,742	21,587,896

		42,322,763

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	29,352	2,740,303
Expeditors International of Washington, Inc.	37,416	2,430,543
FedEx Corp.	51,943	12,799,275
United Parcel Service, Inc., Class B	144,663	15,104,264

		33,074,385

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	18,025	2,137,224

Water - 0.1%

American Water Works Co., Inc.	37,558	2,980,603

Web Hosting/Design - 0.0%

VeriSign, Inc.†#	17,849	2,070,841

Web Portals/ISP - 2.8%

Alphabet, Inc., Class A†	62,755	69,276,500
Alphabet, Inc., Class C†	63,558	70,214,429

		139,490,929

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	34,110	3,620,776

Total Long-Term Investment Securities
(cost $2,222,776,294)		4,877,171,312

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.37%(2)(3)	4,924,566	4,924,566

U.S. Government Treasuries - 0.0%

United States Treasury Bills
1.27% due 03/01/2018(4)	$500,000	500,000
1.52% due 04/19/2018(4)	250,000	249,475
1.57% due 05/10/2018(4)	700,000	697,880

		1,447,355

Total Short-Term Investment Securities
(cost $6,371,911)		6,371,921

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $18,897,105 collateralized by $19,855,000 of United States Treasury Bonds, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $19,275,949

(cost $18,897,000)	18,897,000	18,897,000

TOTAL INVESTMENTS
(cost $2,248,045,205)	100.0%	4,902,440,233
Other assets less liabilities	0.0	1,630,206

NET ASSETS	100.0%	$4,904,070,439

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).

(2)	At February 28, 2018, the Fund had loaned securities with a total value of $127,675,643. This was secured by collateral of $4,924,566, which was received in cash and subsequently invested in short-term investments currently valued at $4,924,566 as reported in the Portfolio of Investments. Additional collateral of $126,798,142 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$26,105,365
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	9,370,598
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	9,688,748
United States Treasury Bills	0.00%	03/08/2018 to 11/08/2018	4,402,277
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2018 to 08/15/2047	77,231,154

(3)	The rate shown is the 7-day yield as of February 28, 2018.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
235	Long	S&P 500 E-Mini Index	March 2018	$31,569,890	$31,894,200	$324,310

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,877,171,312	$—	$—	$4,877,171,312
Short-Term Investment Securities:
Registered Investment Companies	4,924,566	—	—	4,924,566
U.S. Government Treasuries	—	1,447,355	—	1,447,355
Repurchase Agreements	—	18,897,000	—	18,897,000

Total Investments at Value	$4,882,095,878	$20,344,355	$—	$4,902,440,233

Other Financial Instruments:†
Futures Contracts	$324,310	$—	$—	$324,310

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.2%
Aerospace/Defense-Equipment - 2.0%

Triumph Group, Inc.#	16,070	$449,157
United Technologies Corp.	13,710	1,847,285

		2,296,442

Applications Software - 1.2%

Microsoft Corp.	14,834	1,390,984

Banks-Commercial - 1.5%

M&T Bank Corp.	8,990	1,706,662

Banks-Super Regional - 5.9%

PNC Financial Services Group, Inc.	19,523	3,077,996
Wells Fargo & Co.	61,366	3,584,388

		6,662,384

Building & Construction Products-Misc. - 1.1%

Fortune Brands Home & Security, Inc.	19,850	1,204,101

Building-Residential/Commercial - 0.8%

PulteGroup, Inc.	33,790	948,485

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	32,528	1,177,839

Chemicals-Diversified - 1.6%

DowDuPont, Inc.	26,533	1,865,270

Commercial Services - 0.6%

Nielsen Holdings PLC	19,540	637,590

Computer Services - 1.1%

Cognizant Technology Solutions Corp., Class A	15,430	1,265,569

Computers-Memory Devices - 1.3%

NetApp, Inc.	24,140	1,461,677

Cosmetics & Toiletries - 0.7%

Unilever NV	15,160	792,868

Cruise Lines - 0.9%

Norwegian Cruise Line Holdings, Ltd.†	17,530	997,457

Diversified Banking Institutions - 11.3%

Bank of America Corp.	82,160	2,637,336
Citigroup, Inc.	43,700	3,298,913
Goldman Sachs Group, Inc.	5,552	1,459,787
JPMorgan Chase & Co.	46,997	5,428,154

		12,824,190

Diversified Manufacturing Operations - 4.1%

3M Co.	4,970	1,170,485
Eaton Corp. PLC	22,985	1,854,889
Ingersoll-Rand PLC	18,654	1,656,475

		4,681,849

Electric-Integrated - 3.3%

Dominion Energy, Inc.#	8,540	632,558
Edison International	16,744	1,014,519
Eversource Energy	22,754	1,296,978
NextEra Energy, Inc.	5,075	772,161

		3,716,216

Electronic Components-Misc. - 1.0%

Koninklijke Philips NV	29,270	1,119,246

Electronic Components-Semiconductors - 2.3%

Intel Corp.	53,132	2,618,876

Finance-Other Services - 1.1%

Nasdaq, Inc.	15,430	1,245,972

Food-Misc./Diversified - 1.5%

Kraft Heinz Co.	9,551	640,395
Mondelez International, Inc., Class A	23,710	1,040,869

		1,681,264

Home Decoration Products - 0.4%

Newell Brands, Inc.	19,100	490,679

Hotels/Motels - 1.2%

Hilton Worldwide Holdings, Inc.	17,279	1,395,970

Insurance Brokers - 1.2%

Marsh & McLennan Cos., Inc.	17,125	1,421,717

Insurance-Life/Health - 0.8%

Principal Financial Group, Inc.	14,339	893,750

Insurance-Multi-line - 2.4%

Chubb, Ltd.	11,874	1,685,158
MetLife, Inc.	23,230	1,072,994

		2,758,152

Insurance-Property/Casualty - 1.1%

XL Group, Ltd.	28,630	1,211,335

Investment Management/Advisor Services - 2.5%

BlackRock, Inc.	2,808	1,542,799
Invesco, Ltd.	38,490	1,252,465

		2,795,264

Machinery-Construction & Mining - 1.1%

Caterpillar, Inc.	7,940	1,227,762

Medical Instruments - 1.4%

Medtronic PLC	20,275	1,619,770

Medical Products - 1.0%

Zimmer Biomet Holdings, Inc.	9,390	1,091,588

Medical-Drugs - 7.7%

Allergan PLC	7,360	1,135,059
AstraZeneca PLC ADR#	33,950	1,126,801
Bristol-Myers Squibb Co.	25,150	1,664,930
Eli Lilly & Co.	14,400	1,109,088
Merck & Co., Inc.	39,878	2,162,185
Roche Holding AG	6,652	1,542,390

		8,740,453

Medical-HMO - 1.5%

UnitedHealth Group, Inc.	7,745	1,751,609

Multimedia - 1.2%

Thomson Reuters Corp.	14,400	567,216
Viacom, Inc., Class B	23,240	774,822

		1,342,038

Networking Products - 3.2%

Cisco Systems, Inc.	81,819	3,663,855

Oil Companies-Exploration & Production - 5.0%

Canadian Natural Resources, Ltd.	36,070	1,134,762
EOG Resources, Inc.	15,530	1,575,053
Marathon Oil Corp.	75,418	1,095,069
Occidental Petroleum Corp.	9,770	640,912
Pioneer Natural Resources Co.	6,160	1,048,617
Southwestern Energy Co.†	43,674	155,916

		5,650,329

Oil Companies-Integrated - 3.4%

Chevron Corp.	22,361	2,502,643
Exxon Mobil Corp.	17,897	1,355,519

		3,858,162

Oil-Field Services - 1.2%

Halliburton Co.	29,340	1,361,963

Paper & Related Products - 1.4%

International Paper Co.	26,545	1,581,817

Real Estate Investment Trusts - 1.4%

Brixmor Property Group, Inc.	38,700	601,398
Park Hotels & Resorts, Inc.	39,649	1,030,478

		1,631,876

Retail-Apparel/Shoe - 0.8%

L Brands, Inc.#	18,100	892,873

Retail-Building Products - 1.1%

Home Depot, Inc.	6,634	1,209,179

Retail-Catalog Shopping - 1.3%

Liberty Interactive Corp. QVC Group, Class A†	49,780	1,437,149

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	14,850	1,227,798

Semiconductor Components-Integrated Circuits - 3.2%

Analog Devices, Inc.	8,489	765,283
Maxim Integrated Products, Inc.	20,725	1,262,982
QUALCOMM, Inc.	25,140	1,634,100

		3,662,365

Telephone-Integrated - 1.5%

Verizon Communications, Inc.	35,355	1,687,848

Television - 0.7%

CBS Corp., Class B	15,655	829,245

Tobacco - 2.3%

British American Tobacco PLC	16,235	953,534
Philip Morris International, Inc.	16,200	1,677,510

		2,631,044

Transport-Rail - 1.4%

Union Pacific Corp.	12,200	1,589,050

Transport-Truck - 0.6%

Schneider National, Inc., Class B#	28,290	731,579

Wireless Equipment - 0.8%

Nokia OYJ ADR	149,080	864,664

Total Long-Term Investment Securities
(cost $81,225,724)		111,545,824

REPURCHASE AGREEMENTS - 1.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 02/28/2018, to be repurchased 03/01/2018 in the amount of $2,087,012 collateralized by $2,250,000 of U.S. Treasury Notes, bearing interest at 2.00% due 02/15/2025 and having an approximate value of $2,131,164

(cost $2,087,000)	$2,087,000	2,087,000

TOTAL INVESTMENTS
(cost $83,312,724)	100.0%	113,632,824
Other assets less liabilities	0.0	8,736

NET ASSETS	100.0%	$113,641,560

#	The security or a portion thereof is out on loan.

At February 28, 2018, the Fund had loaned securities with total value of $3,832,967. This was secured by collateral of $3,952,324 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2018
Federal Home Loan Mtg. Corp.	2.75% to 4.50%	01/15/2039 to 01/01/2048	$880,169
Federal National Mtg. Assoc.	3.00% to 4.00%	10/01/2032 to 02/01/2048	315,939
Government National Mtg. Assoc.	2.50% to 3.50%	08/20/2045 to 02/16/2058	326,666
United States Treasury Bills	0.00%	03/29/2018 to 07/19/2018	87,495
United States Treasury Notes/Bonds	0.13% to 8.75%	03/15/2018 to 08/15/2047	2,342,055

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$107,930,653	$3,615,171	#	$—	$111,545,824
Repurchase Agreements	—	2,087,000		—	2,087,000

Total Investments at Value	$107,930,653	$5,702,171		$—	$113,632,824

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,495,924 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2018 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2018, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter market (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Dynamic Allocation Fund, Emerging Economies, Global Social Awareness Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 28, 2018, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Swap Contracts(1)	Futures Contracts(3)	Options Purchased(2)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$—	$248,750	$—	$424,614	$673,364
Dynamic Allocation	—	—	2,028,506	—	2,028,506
Emerging Economies	—	—	—	—	—
Global Social Awareness	—	—	—	—	—
Global Strategy	1,194,304	—	—	587,878	1,782,182
Growth	—	—	—	19,546	19,546
Growth & Income	—	—	—	—	—
International Equities Index	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Stock Index	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Swap Contracts(1)	Futures Contracts(3)	Options Written(2)	Forward Foreign Currency Contracts(1)	Total
Asset Allocation	$—	$96,217	$—	$328,361	$424,578
Dynamic Allocation	—	1,375,148	887,475	—	2,262,623
Emerging Economies	—	88,140	—	—	88,140
Global Social Awareness	—	241,630	—	—	241,630
Global Strategy	33,454	—	—	2,569,548	2,603,002
Growth	—	—	—	332,412	332,412
Growth & Income	—	9,930	—	—	9,930
International Equities Index	—	827,750	—	—	827,750
Mid Cap Index	—	838,140	—	—	838,140
Nasdaq-100® Index	—	212,135	—	—	212,135
Small Cap Index	—	781,835	—	—	781,835
Stock Index	—	388,925	—	—	388,925

Portfolio of Investments Location:

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(2)	Reported at value on the Portfolio of Investments
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(560,716)
Dynamic Allocation	(672,340)
Emerging Economies	213,312
Global Social Awareness	339,742
Growth & Income	(14,392)
International Equities Index	(2,109,598)
Mid Cap Index	(886,280)
Nasdaq-100® Index	1,384,178
Small Cap Index	(8,426)
Stock Index	324,310

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 28, 2018, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 2/28/2018
VALIC Co. I Blue Chip Growth Fund	$9,575,898	—	—	$34,970	$2,846,387	$600,957	$1,656,304	$9,021,742
VALIC Co. I Broad Cap Value Income Fund	9,817,862	—	—	389,737	1,174,653	267,527	851,589	10,152,062
VALIC Co. I Capital Conservation Fund	14,886,761	—	—	2,564,257	1,441,804	11,140	(207,810)	15,812,544
VALIC Co. I Dividend Value Fund	9,904,681	—	—	37,291	1,630,601	71,656	931,550	9,314,577
VALIC Co. I Emerging Economies Fund	3,232,313	—	—	12,048	770,338	135,221	585,774	3,195,018
VALIC Co. I Foreign Value Fund	9,203,786	—	—	34,056	1,462,295	(77,721)	380,828	8,078,654
VALIC Co. I Global Real Estate Fund	2,000,544	—	—	8,032	180,225	(1,409)	34,369	1,861,311
VALIC Co. I Government Securities Fund	7,977,773	—	—	732,130	720,902	(6,635)	(153,856)	7,828,510
VALIC Co. I Growth & Income Fund	4,198,136	—	—	16,065	360,451	113,070	404,792	4,371,612
VALIC Co. I Growth Fund	10,833,584	—	—	38,562	3,110,025	492,266	1,395,761	9,650,148
VALIC Co. I Inflation Protected Fund	2,970,572	—	—	763,060	289,083	2,173	27,385	3,474,107
VALIC Co. I International Equities Fund	5,159,905	—	—	20,082	450,564	31,672	422,720	5,183,815
VALIC Co. I International Government Bond Fund	1,078,287	—	—	4,016	90,113	(200)	27,422	1,019,412
VALIC Co. I International Growth Fund	9,602,010	—	—	34,056	2,462,295	51,442	953,998	8,179,211
VALIC Co. I Large Cap Core Fund	8,388,747	—	—	32,129	1,120,902	(201,983)	1,129,121	8,227,112
VALIC Co. I Large Capital Growth Fund	8,441,878	—	—	32,129	1,170,902	21,068	1,188,371	8,512,544
VALIC Co. II Large Cap Value Fund	—	—	—	3,106,069	52,731	328	(77,357)	2,976,309
VALIC Co. I Mid Cap Index Fund	4156906	—	—	16,064	360,451	62,280	319,949	4,194,748
VALIC Co. I Stock Index Fund	30,276,639	—	—	120,484	3,303,383	747,676	3,312,818	31,154,234
VALIC Co. I Value Fund	9,852,980	—	—	290,162	901,128	273,682	723,930	10,239,626
VALIC Co. II Capital Appreciation Fund	7,269,350	—	—	28,113	880,789	258,990	772,511	7,448,175
VALIC Co. II Core Bond Fund	14,713,271	—	—	506,226	1,261,579	52,272	(85,305)	13,924,885
VALIC Co. II High Yield Bond Fund	2,958,227	—	—	12,047	270,338	7,044	69,077	2,776,057
VALIC Co. II International Opportunities Fund	—	—	—	2,104,176	97,439	3,685	102,597	2,113,019
VALIC Co. II Mid Cap Growth Fund	2,128,050	—	—	8,032	330,225	44,440	271,125	2,121,422
VALIC Co. II Mid Cap Value Fund	1,894,581	—	—	158,032	180,225	(22,157)	206,520	2,056,751
VALIC Co. II Small Cap Growth Fund	4,294,684	—	—	16,064	960,451	73,042	967,497	4,390,836
VALIC Co. II Small Cap Value Fund	3,522,405	—	—	566,064	360,451	(51,422)	278,290	3,954,886
VALIC Co. II Strategic Bond Fund	5,028,676	—	—	19,070	681,819	(14,038)	77,603	4,429,492

	$203,368,506	$—	$—	$11,703,223	$28,922,549	$2,946,066	$16,567,573	$205,662,819

Stock Index Fund

Security	Value at 05/31/2017	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2018
American International Group, Inc. Common Stock	$12,657,025	$184,600	$—	$305,425	$938,119	$444,648	$(1,615,664)	$10,853,315

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	April 27, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 27, 2018